           AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 5, 2000

                                                       REGISTRATION NOS. 33-2081
                                                                       811-04490

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [_]
PRE-EFFECTIVE AMENDMENT NO.                                            [_]

POST-EFFECTIVE AMENDMENT NO. 24                                        [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [_]
AMENDMENT NO. 24                                                       [X]

                      JOHN HANCOCK VARIABLE SERIES TRUST I
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               JOHN HANCOCK PLACE
                                  P.O. BOX 111
                           BOSTON, MASSACHUSETTS 02117
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 572-5060
                         (REGISTRANT'S TELEPHONE NUMBER)

                            RONALD J. BOCAGE, ESQUIRE
                               JOHN HANCOCK PLACE
                                  P.O. BOX 111
                           BOSTON, MASSACHUSETTS 02117
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:

                           THOMAS C. LAUERMAN, ESQUIRE
                         FREEDMAN, LEVY, KROLL & SIMONDS
                          1050 CONNECTICUT AVENUE, N.W.
                             WASHINGTON, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

     [_] Immediately upon filing pursuant to paragraph (b)

     [X] On May 1, 2000 pursuant to paragraph (b)

     [_] 60 days after filing pursuant to paragraph (a)(1)

     [_] On (date) pursuant to paragraph (a)(1)

     [_] 75 days after filing pursuant to paragraph (a)(2)

     [_] On (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate check the following box:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                                 PATRIOT VERSION
As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

MAY 1, 2000

Managed Fund
Equity Index Fund
Large Cap Value Fund
Large Cap Growth Fund
Mid Cap Value Fund
Mid Cap Growth Fund
Real Estate Equity Fund
Small/Mid Cap CORE Fund
Small Cap Value Fund
Global Equity Fund
Global Balanced Fund
International Equity Index Fund
International Opportunities Fund
Emerging Markets Equity Fund
Short-Term Bond Fund
Bond Index Fund
Global Bond Fund
High Yield Bond Fund

                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Contents

--------------------------------------------------------------------------------
John Hancock Variable Series Trust I ("Trust")

A fund-by-fund summary of goals, strategies and risks

Overview                                     2

Your Investment Choices                      3
Managed Fund                                 6
Equity Index Fund                            8
Large Cap Value Fund                        10
Large Cap Growth Fund                       12
Mid Cap Value Fund                          14
Mid Cap Growth Fund                         16
Real Estate Equity Fund                     18
Small/Mid Cap CORE Fund                     20
Small Cap Value Fund                        22
Global Equity Fund                          24
Global Balanced Fund                        26
International Equity Index Fund             28
International Opportunities Fund            30
Emerging Markets Equity Fund                32
Short-Term Bond Fund                        34
Bond Index Fund                             36
Global Bond Fund                            38
High Yield Bond Fund                        40


Policies and instructions for opening, maintaining and closing an account in any fund

Your Account                                42
Investments in shares of the funds          42
Share price                                 42
Valuation                                   42
Conflicts                                   42

Further information on the funds

Funds' Expenses                             43

Dividends and Taxes                         43
Dividends                                   43
Taxes                                       43

Further information on the Trust

Trust Business Structure                    44

Additional performance information

Appendix                                    45
For more information                back cover

Overview

--------------------------------------------------------------------------------
FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on page 6. Each description provides the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Financial Highlights The fund's operating performance per share, measured year-by-year.

THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

 . John Hancock Life Insurance Company ("John Hancock"),

 . John Hancock Variable Life Insurance Company ("JHVLICO"), and

 . Investors Partner Life Insurance Company and its subsidiaries ("IPL").

In some variable contract forms, the Trust is referred to as the "Fund" or "Se-ries Fund" and the investment choices are referred to as "Portfolios."

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund. John Hancock is a Massa-chusetts stock life insurance company. On February 1, 2000, John Hancock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 1999, John Hancock managed approximately $127 billion, of which it owned over $71 billion. Most of the funds have subadvisers.

Your Investment Choices

-------------------------------------------------------------------------------
The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. There are 18 funds available under your variable contract. Each fund has its own strategy and its own risk/reward profile.The funds can be broadly categorized as equity funds, balanced funds, bond funds, and international/global funds. Within these broad categories, the funds can be further categorized as follows:

Equity Funds
Equity funds can be categorized in two ways--by capitalization and by invest-ment style.

Capitalization             Equity funds can be categorized by market capital-
                           ization, which is defined as the market value of all shares of a company's stock. The following def-initions for large, mid and small cap are based upon statistics at year-end 1999, but are adjusted periodically with broad equity market movements as represented by the Russell 3000(R) Index or other widely-recognized source of market capitalization data. Adjustments are typically made on a quarterly basis, but in extraordinary circumstances may be made as frequently as monthly.

                           Large Cap Funds:
 . Equity Index Fund
                           These funds invest in large, well-established com-
 . Large Cap Value Fund     panies that typically are very actively traded and
                           provide more stable investment returns over time.
 . Large Cap Growth Fund    Large cap companies represent the 300 largest
                           stocks in the Russell 3000(R) Index. Each of those companies has a market capitalization greater than $7.9 billion as of the end of 1999. Large cap funds are appropriate for investors who want the least volatile investment returns within the overall equity markets.

                           Mid Cap Funds:
 . Mid Cap Value Fund
                           These funds invest in medium-sized, less estab-
 . Mid Cap Growth Fund      lished companies that are less actively traded and
                           provide more share price volatility over time than
 . Small/Mid Cap CORE Fund  large cap stocks. Mid cap companies represent the
                           250th to 1000th largest stocks in the Russell
 .Real Estate Equity Fund   3000(R) Index. Each of those companies has a market
                           capitalization between $1.4 billion and $9.7 bil-lion as of the end of 1999. Mid cap funds are appropriate for investors who are willing to accept more volatile investment returns within the overall equity markets with the potential reward of higher long-term returns.

                           Small Cap Funds:
 . Small Cap Value Fund     These funds invest in small newly established com-
                           panies that are less actively traded and have a high level of share price volatility over time. Small cap companies represent the 2000 smallest stocks in the Russell 3000(R) Index. Each of those companies has a market capitalization of less than $1.4 billion as of the end of 1999. Small cap funds are appropriate for investors who are willing to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

Investment Style

                           Value Funds:
 . Large Cap Value Fund
                           Value funds invest in companies that are attrac-
 . Mid Cap Value Fund       tively priced, considering their asset and earnings
                           history. These stocks typically pay above average
 . Small Cap Value Fund     dividends and have low stock prices relative to
                           measures of earnings and book value. Value funds
 . Real Estate Equity Fund  are appropriate for investors who want some divi-
                           dend income and the potential for capital gains, but are less tolerant of share-price fluctuations.

                          Growth Funds:
 . Large Cap Growth Fund

                          Growth funds invest in companies believed to have
 . Mid Cap Growth Fund     above-average prospects for capital growth due to
                          their strong earnings and revenue potential. Growth stocks typically have high stock prices relative to measures of earnings and book value. Growth funds are appropriate for investors who are willing to accept more share-price volatility for the potential reward of higher long-term returns.


                          Blend Funds:
 . Equity Index Fund

                          Blend funds invest in both value and growth compa-
 . Small/Mid Cap CORE      nies. Blend funds are appropriate for investors who
  Fund seek both dividend and capital appreciation charac-teristics.

Balanced Funds

 . Managed Fund

                          Balanced funds invest in a combination of stocks and
 . Global Balanced         bonds and actively manage the mix of stock and bonds
  Fund within a target range. Domestic balanced funds invest in U.S. stocks and bonds. Global balanced funds invest in foreign and U.S. stocks and bonds.

Bond Funds
Bond funds can be categorized in two ways--by average maturity and by credit quality:

Average Maturity          Bond maturity is a key measure of interest rate
                          risk. A bond's maturity measures the time remaining until the bond matures, or until the repayment of the bond's principal comes due. The longer a bond's maturity, the more sensitive the bond's price is to changes in interest rates.

                          Short:
 . Short Term Bond         These funds invest primarily in bonds with short
  Fund maturities, typically less than four years. These funds have less interest rate risk than intermedi-ate-term bond funds.

                          Intermediate:
 . Bond Index Fund

                          These funds invest in bonds of all maturities and
 . Global Bond Fund        maintain an average maturity which is typically
                          between four and ten years. These funds have more interest rate risk than short-term bond funds.

 . High Yield Bond
  Fund

Credit Quality            Credit quality is a measure of the ability of a bond
                          issuer to meet its financial obligations and repay principal and interest. High quality bonds have less credit risk than lower quality bonds. Investment grade bonds typically have "high" or "medium" credit quality ratings (as defined below), while high-yield bonds have "low" credit quality ratings.

                          High:
 . Bond Index Fund

                          These funds focus on the highest-rated, most credit-
 . Global Bond Fund        worthy bonds and typically maintain an average
                          credit quality rating of AAA/Aaa or AA/Aa.

                           Medium:
 . Short Term Bond          These funds invest in bonds of all credit quality
  Fund levels with a focus on high-rated investment grade bonds. These funds typically maintain an average credit quality rating of A or BBB/Baa.

                           Low:
 . High Yield Bond          These funds invest primarily in lower rated bonds--
 Fund known as high yield or "junk" bonds. These funds typically maintain a below investment-grade average credit quality rating of BB/Ba or B.

International/Global Equity Funds
International funds invest primarily in securities markets outside the United States. Global funds invest both in the United States and abroad. These funds can be categorized by the types of markets they invest in.

                           Developed Markets:
 . Global Equity Fund       These funds invest primarily in the larger, well-
                           established developed or industralized markets
 . International            around the world. These funds have less foreign
  Equity Index Fund        securities risk than emerging market funds.

 . International
  Opportunities Fund
                           Emerging Markets:
 . Emerging Markets         These funds invest primarily in developing or
  Equity Fund              emerging markets and have more foreign securities
                           risk than funds that invest primarily in well-established, developed markets.


                                --------------

In the following pages, any fund investment strategy that is stated as a per-centage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. The trustees of the Trust can change the investment goals and strategy of any fund without shareholder (i.e., contractowner) approval.

The financial highlights tables on the following pages detail the historical performance of each fund, including total return information showing the increase or decrease of an investment in the fund each year (assuming rein-vestment of all dividends and distributions). The "total investment return" shown for each fund does not reflect the expenses and charges of the applica-ble separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable con-tract prospectus to which this prospectus is attached. If the earliest period shown in the financial highlights table is less than a full calendar year, the two "Ratios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turnover rate" for that period have not been annualized.

In this prospectus, the term "stock"' is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand refer-ence for debt obligations generally.

Managed Fund

GOAL AND STRATEGY

This is a balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a diversified mix of:

 . common stocks of large established U.S. companies;

 . bonds with maturities generally greater than 12 months; and

 . money market and other short-term debt securities with maturities generally not greater than 12 months.

The manager makes ongoing decisions about the mix between stocks and bonds. The manager has a target mix of 60% in equities and 40% in bonds, but actively man-ages the mix within (+/-) 10 percentage points of the target mix.

The manager selects stocks and bonds using a combination of proprietary research and quantitative tools. Stocks are purchased that are undervalued rel-ative to the stock's history and have improving earnings growth prospects. Bonds are purchased that are attractively priced and have cheap, predictable cash flows. The Fund is managed using risk control techniques that maintain risk and industry characteristics similar to the overall market.

The Fund normally invests its equity portion in 80 to 150 stocks, with at least 65% (usually higher) of its equity assets in large cap companies. The Fund may invest up to 20% of its bond assets in foreign debt securities of developed countries (denominated in foreign currencies) and up to 15% of its bond assets in high yield bonds. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures and forwards, to adjust the Fund's average maturity relative to the Lehman Brothers Aggregate Bond Index and to implement currency strategies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

John C. Forelli
(equity)
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1990

Jeffrey B. Saef
(fixed income)
-----------------
Senior Vice President of subadviser
Joined team in 1994
Joined subadviser in 1994

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                  [CHART]
                              1990      3.80%
                              1991     22.00%
                              1992      7.70%
                              1993     11.60%
                              1994     -2.23%
                              1995     27.09%
                              1996     10.72%
                              1997     18.72%
                              1998     20.42%
                              1999      9.10%

Best quarter: up 14.77%, fourth quarter 1998 Worst quarter: down 7.22%, third quarter 1998

Average annual total return -- for periods ending 12/31/99

               Fund  Index
1 year         9.10% 12.00%
5 years       17.02% 18.85%
10 years      12.60% 13.48%
Life of fund  12.45% 13.06%

Index:50% S&P 500 Index/50% Lehman Brothers Government/Corporate Bond Index
(for
   periods through December 31, 1997)
   60% S&P 500 Index/40% Lehman Brothers Government/Corporate Bond Index (for periods from January 1, 1998 through April 30, 1998)
   60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index (for periods after April 30, 1998)

MAIN RISKS
Primary


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.


Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.


Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.


Market Allocation Risk: The allocation of the Fund's assets among major asset classes (i.e., stocks, bonds, and short-term debt securities) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.


Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.
Secondary


Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.


Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.


Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                           1995        1996        1997        1998        1999
Net asset value,
 beginning of period         $11.96      $13.73      $13.35      $14.35      $15.64
Income from investment
 operations:
 Net investment income
  (loss)                       0.62        0.61        0.59        0.46        0.44
 Net realized and
  unrealized gain (loss)
  on investments*              2.56        0.81        1.86        2.43        0.94
 Total from investment
  operations                   3.18        1.42        2.45        2.89        1.38
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.62)      (0.61)      (0.67)      (0.51)      (0.43)
 Distributions from net
  realized gain on
  investments sold            (0.79)      (1.19)      (0.78)      (1.09)      (1.14)
 Distributions in excess
  of income, capital
  paid in & gains               --          --          --          --          --
 Total distributions          (1.41)      (1.80)      (1.45)      (1.60)      (1.57)
Net asset value, end of
 period                      $13.73      $13.35      $14.35      $15.64      $15.45
Total investment return       27.09%      10.72%      18.72%      20.42%       9.10%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $2,093,964  $2,386,660  $2,800,127  $3,301,910  $3,430,919
Ratio of expenses to
 average net assets (%)        0.38%       0.36%       0.37%       0.36%       0.36%
Ratio of net investment
 income (loss) to
 average net assets (%)        4.66%       4.41%       4.18%       2.99%       2.75%
Turnover rate (%)            187.67%     113.61%     200.41%     160.57%     203.86%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Equity Index Fund

GOAL AND STRATEGY

This is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

The manager employs a passive management strategy by normally investing in all 500 stocks included in the Index. The manager invests in each stock in roughly the same proportion as represented in the Index.

The manager seeks to replicate as closely as possible the aggregate risk char-acteristics and industry diversification of the Index.

The Fund normally invests in all 500 stocks in the Index, but has no predeter-mined number of stocks that it must hold. S&P may change the composition of the Index from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow.

The Fund may purchase other types of securities, for example: Standard & Poor's Depository Receipts (SPDRs), American Depository Receipts (ADRs), cash equiva-lents, and certain derivatives (investments whose value is based on indices or other securities).

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

State Street Bank and Trust Company
State Street Global Advisors Division
Two International Place
Boston, Massachusetts 02110

Managing since 1978
Managed approximately $667 billion in assets at the end of 1999

FUND MANAGERS

John A. Tucker
-----------------
Principal of subadviser
Joined subadviser in 1988

James B. May
-----------------
Principal of subadviser
Joined subadviser in 1989


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                [CHART]
                            1997      32.79%
                            1998      28.45%
                            1999      21.08%

Best quarter: up 21.27%, fourth quarter 1998 Worst quarter: down 9.99%, third quarter 1998

Average annual total return -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        21.08% 21.04%
Life of fund  26.36% 26.79%

Index:S&P 500 Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's per-
  formance being different than that of the Index.
Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**      1997      1998      1999
Net asset value, beginning of period    $10.00    $11.10    $14.21    $17.70
Income from investment operations:
 Net investment income (loss)             0.15      0.24      0.25      0.27
 Net realized and unrealized gain
  (loss) on investments*                  1.26      3.41      3.76      3.41
 Total from investment operations         1.41      3.65      4.01      3.68
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.21)    (0.29)    (0.24)    (0.26)
 Distributions from net realized gain
  on investments sold                    (0.10)    (0.25)    (0.28)    (0.66)
 Distributions in excess of income,
  capital paid in & gains                  --        --        --        --
 Total distributions                    ($0.31)   ($0.54)   ($0.52)    (0.92)
Net asset value, end of period          $11.10    $14.21    $17.70    $20.46
Total investment return***               14.23%    32.79%    28.45%    21.08%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $14,650  $101,390  $232,578  $451,296
Ratio of expenses to average net
 assets (%)****                           0.00%     0.00%     0.00%     0.00%
Ratio of net investment income (loss)
 to average net assets (%)                2.74%     1.97%     1.59%     1.42%
Turnover rate (%)                        15.72%    64.56%    43.31%    55.24%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**    Fund began operations on May 1, 1996.
*** Includes the effect of a voluntary capital contribution from John Han-cock of $0.06 per share for the period ended 1996 and $0.04 per share for year ended 1997. The Total Investment Return without the capital contribution would have been 13.59% for the year ended 1996 and 32.47% for the year ended 1997.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61%, 0.65%, 0.34% and 0.22% for the years ended December 31, 1996, 1997, 1998 and 1999, respectively.

Large Cap Value Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and substantial dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks using proprietary equity research. Stocks are purchased that are undervalued by various measures such as the stock's current price relative to its earnings potential.

The manager looks for companies with:

 . established operating history;

 . above-average dividend yield relative to the S&P 500 Index;

 . low price/earnings ratio relative to the S&P 500 Index;

 . sound balance sheet and other positive financial characteristics; and

 . low stock price relative to the company's underlying value.

The Fund normally invests in 100 to 175 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), foreign equity securities of developed countries, high quality intermediate and short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managed approximately $180 billionin assets at the end of 1999

FUND MANAGERS
Management by Investment Advisory Committee

Brian C. Rogers
-----------------
Committee Chairman
Director of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1982


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                  [CHART]
                            1997        28.56%
                            1998         9.26%
                            1999         3.28%

Best quarter: up 12.86%, fourth quarter 1999 Worst quarter: down 8.58%, third quarter 1999

Average annual total return -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         3.28%  7.35%
Life of fund  14.67% 19.54%

Index:Russell 1000(R) Value Index

(1)Began operations on May 1, 1996.
10

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach car-ries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997      1998      1999
Net asset value, beginning of period      $ 10.00  $ 11.09  $  13.57  $  14.02
Income from investment operations:
 Net investment income (loss)                0.16     0.29      0.28      0.27
 Net realized and unrealized gain (loss)
  on investments*                            1.22     2.84      0.96      0.18
 Total from investment operations            1.38     3.13      1.24      0.45
Less distributions:
 Distributions from net investment
  income and capital paid in                (0.16)   (0.29)    (0.28)    (0.27)
 Distributions from net realized gain on
  investments sold                          (0.13)   (0.36)    (0.51)    (0.71)
 Distributions in excess of income,
  capital paid in & gains                     --       --        --        --
 Total distributions                       ($0.29)  ($0.65)   ($0.79)    (0.98)
Net asset value, end of period            $ 11.09  $ 13.57  $  14.02  $  13.49
Total investment return                     13.90%   28.56%     9.26%     3.28%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $19,781  $73,269  $123,365  $155,849
Ratio of expenses to average net assets
 (%)***                                      1.00%    1.00%     0.92%     0.85%
Ratio of net investment income (loss) to
 average net assets (%)                      2.74%    2.42%     2.08%     1.88%
Turnover rate (%)                           19.95%   19.21%    18.46%    32.62%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.89% and 1.06% for the years ended December 31, 1996 and 1997, respectively.

Large Cap Growth Fund

GOAL AND STRATEGY

This is a large cap stock fund with a growth emphasis that seeks growth in capital.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The Fund is managed using risk control techniques that maintain risk and industry charac-teristics similar to the Russell 1000(R) Growth Index.

The Fund normally invests in 80 to 150 stocks, with at least 65% (usually high-er) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Mark C. Lapman
-----------------
Executive Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982
Began career in 1979

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                [CHART]
                            1990       6.60%
                            1991      25.50%
                            1992       9.90%
                            1993      13.80%
                            1994      -0.98%
                            1995      31.64%
                            1996      18.27%
                            1997      30.89%
                            1998      39.51%
                            1999      24.07%

Best quarter: up 27.79%, fourth quarter 1998 Worst quarter: down 11.16%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        24.07% 33.16%
5 years       28.67% 32.18%
10 years      19.34% 19.86%
Life of fund  17.72% 18.46%

Index:S&P 500 Index (for periods through April 30, 1996)
Russell 1000(R) Growth Index (for periods after April 30, 1996)

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                         1995      1996      1997        1998        1999
Net asset value,
 beginning of period     $  14.41  $  17.37  $  17.49  $    20.82  $    26.19
Income from investment
 operations:
 Net investment income
  (loss)                     0.44      0.25      0.17        0.14        0.09
 Net realized and
  unrealized gain (loss)
  on investments*            4.06      2.89      5.21        8.05        6.03
 Total from investment
  operations                 4.50      3.14      5.38        8.19        6.12
Less distributions:
 Distributions from net
  investment income and
  capital paid in           (0.70)    (0.25)    (0.17)      (0.14)      (0.09)
 Distributions from net
  realized gain on
  investments sold          (0.84)    (2.77)    (1.88)      (2.68)      (4.89)
 Distributions in excess
  of income, capital
  paid in & gains             --        --        --          --          --
 Total distributions       ($1.54)   ($3.02)   ($2.05)     ($2.82)      (4.98)
Net asset value, end of
 period                  $  17.37  $  17.49  $  20.82  $    26.19  $    27.33
Total investment return     31.64%    18.27%    30.89%      39.51%      24.07%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $380,276  $524,145  $754,398  $1,126,764  $1,382,473
Ratio of expenses to
 average net assets (%)      0.47%     0.44%     0.44%       0.41%       0.39%
Ratio of net investment
 income (loss) to
 average net assets (%)      2.70%     1.35%     0.86%       0.59%       0.33%
Turnover rate (%)           90.18%   135.98%    83.82%      56.41%      37.42%

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Mid Cap Value Fund

GOAL AND STRATEGY

This is a mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to sell at a discount to their intrinsic value.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are undervalued by various measures such as the stock's current price relative to its earnings potential.

The manager looks for undervalued companies with:

 . sound balance sheet and other financial characteristics;

 . consistent cash flow;

 . strong position relative to the competition; and

 . high level of stock ownership among management.

The Fund normally invests in 50 to 75 stocks, with at least 65% (usually high-er) of its assets in mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------
SUBADVISER

Neuberger Berman, LLC
605 Third Avenue
New York, New York 10158

Managing since 1939
Managed approximately $54 billion
in assets at the end of 1999

FUND MANAGERS

Robert I. Gendelman
-----------------
Managing Director of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1993
Began career in 1984

S. Basu Mullick
-----------------
Managing Director of subadvisor
Joined subadvisor in 1998
Began career in 1982
Portfolio Manager, Ark Asset
Management (1993-1998)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                   [CHART]
                              1997       32.17%
                              1998      -11.33%
                              1999        5.52%

Best quarter: up 17.06%, third quarter 1997 Worst quarter: down 21.29%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         5.52% -0.11%
Life of fund  10.38% 13.54%

Index:Russell Mid Cap(TM) Value Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small cap and large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had an unusually high turnover rate in 1999 due to the high volatility of the market in 1999 and the subadviser's implementation of a more vigilant sell discipline. Normally, the Fund's turnover rate will be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period       $10.00   $11.35   $13.87    $12.19
Income from investment operations:
 Net investment income (loss)                0.04     0.05     0.11      0.08
 Net realized and unrealized gain (loss)
  on investments*                            1.57     3.59    (1.68)     0.59
 Total from investment operations            1.61     3.64    (1.57)     0.67
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.04)   (0.05)   (0.11)    (0.08)
 Distributions from net realized gain on
  investments sold                          (0.22)   (1.07)     --        --
 Distributions in excess of income,
  capital paid in & gains                     --       --       --        --
 Total distributions                       $(0.26)  $(1.12)  $(0.11)    (0.08)
Net asset value, end of period             $11.35   $13.87   $12.19    $12.78
Total investment return                     16.18%   32.17%  (11.33)%    5.52%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $10,926  $64,973  $94,820   $92,150
Ratio of expenses to average net assets
 (%)***                                      1.05%    1.05%    0.96%     0.92%
Ratio of net investment income (loss) to
 average net assets (%)                      0.69%    0.53%    0.93%     0.64%
Turnover rate (%)                           62.99%   93.78%  173.33%   137.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.15% and 1.14% for the years ended December 31, 1996, and 1997, respectively.

Mid Cap Growth Fund

GOAL AND STRATEGY

This is a non-diversified mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have earnings growth potential that may not be rec-ognized by the investment community. The manager selects stocks without regard to any pre- defined industry or sector selection criteria.

The manager looks for companies experiencing:

 . above-average growth relative to their peers or the general economy; and

 . positive change due to new product developments, improved regulatory environ-ment or a new management team.

The Fund is non-diversified, which means it can take larger positions in a smaller number of issuers. Based upon its current size and strategy, the Fund invests in 35 to 75 stocks, with at least 65% of its assets in mid cap compa-nies. The Fund normally has 15% or less of its assets in cash and cash equiva-lents.
The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), foreign equity securities of developed countries, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Janus Capital Corporation
100 Fillmore Street
Denver, Colorado 80206

Managing since 1970
Managed approximately $248 billionin assets at the end of 1999

FUND MANAGER

James P. Goff
-----------------
Executive Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1988
Began career in 1985


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                   [CHART]
                               1997      16.66%
                               1998      39.07%
                               1999     118.31%

Best quarter: up 59.33%, fourth quarter 1999 Worst quarter: down 12.96%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund   Index
1 year        118.31% 51.29%
Life of fund   42.19% 25.51%

Index:Russell Mid Cap(TM) Growth Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers and in a smaller number of issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small cap and large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could be- come harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share Interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**     1997      1998       1999
Net asset value, beginning of period   $ 10.00  $ 10.22   $ 11.93   $  15.12
Income from investment operations:
 Net investment income (loss)             0.05    (0.02)    (0.09)     (0.19)
 Net realized and unrealized gain
  (loss) on investments*                  0.22     1.73      4.75      17.70
 Total from investment operations         0.27     1.71      4.66      17.51
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.05)     --      (0.15)       --
 Distributions from net realized gain
  on investments sold                      --       --      (1.32)     (3.41)
 Distributions in excess of income,
  capital paid in & gains                  --       --        --         --
 Total distributions                     (0.05)     --      (1.47)     (3.41)
Net asset value, end of period         $ 10.22  $ 11.93   $ 15.12   $  29.22
Total investment return                   2.69%   16.66%    39.07%    118.31%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $16,492  $40,235   $94,085   $452,937
Ratio of expenses to average net
 assets (%)***                            1.10%    1.10%     1.10%      0.93%
Ratio of net investment income (loss)
 to average net assets (%)                0.92%   (0.26)%   (0.64)%    (0.68)%
Turnover rate (%)                        71.25%  124.04%   137.01%    106.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.34%, 1.42% and 1.13% for the years ended December 31, 1996, 1997, and 1998, respectively.

Real Estate Equity Fund

GOAL AND STRATEGY

This is a real estate stock fund that seeks above-average income and long-term growth in capital.

The Fund invests primarily in:

 . equity securities of real estate investment trusts (REITs) that own commer-cial and multi-family residential real estate; and

 . equity securities of real estate operating companies (i.e., companies with at least 75% of revenue, income or fair asset value derived from real estate).

The manager selects real estate stocks using a combination of proprietary, equity research and quantitative tools. Real estate stocks are purchased that are undervalued relative to the stock's history and the market and have improv-ing earnings growth prospects.

The manager looks for real estate stocks with:

 . proven track records,

 . strong management whose interests are aligned with shareholders,

 . attractive real estate holdings, and

 . a flexible financial structure.

The manager employs risk control techniques to maintain risk, style and indus-try characteristics similar to the public equity real estate market. The Fund normally invests in 30 to 60 securities. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund also may purchase other types of securities, for example: American Depository Receipts (ADRs), convertible securities, and equity securities of non-real estate businesses whose real estate holdings are significant in rela-tion to their market capitalization.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

Fund Managers

John F. DeSantis
-----------------
Executive Vice President of subadviser
Managed fund since 1999
Joined subadviser in 1982

Thomas D. Spicer
-----------------
Vice President of subadviser
Managed fund since 1999
Joined team in 1996
Joined subadviser in 1991


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                 [CHART]
                             1990       -21%
                             1991     33.50%
                             1992     16.00%
                             1993     17.29%
                             1994      2.86%
                             1995     12.31%
                             1996     33.07%
                             1997     17.22%
                             1998    -16.71%
                             1999     -1.69%

Best quarter: up 25.82%, first quarter 1991 Worst quarter: down 17.37%, third quarter 1990

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        -1.69% -3.19%
5 years        7.48%  8.30%
10 years       7.73%  4.11%
Life of fund   7.71%  4.52%

Index: Wilshire Real Estate Securities Index

MAIN RISKS

Primary

Real Estate Securities Risk: Real estate investment trusts (REITs) or other real estate-related equity securities may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs may be affected by the quality of any credit extended. Other potential risks include the possi-bility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code or failing to maintain exemption under the Investment Company Act of 1940.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated):
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:           1995     1996     1997     1998      1999
Net asset value, beginning of
 period                           $11.16  $ 11.70  $ 14.64  $ 15.91   $ 12.46
Income from investment
 operations:
 Net investment income (loss)       0.77     0.76     0.77     0.77      0.78
 Net realized and unrealized
  gain (loss) on investments*       0.54     2.97     1.68    (3.38)    (0.99)
 Total from investment
  operations                        1.31     3.73     2.45    (2.61)    (0.21)
Less distributions:
 Distributions from net
  investment income and capital
  paid in                          (0.77)   (0.76)   (0.77)   (0.70)    (0.78)
 Distributions from net realized
  gain on investments sold         (0.00)   (0.03)   (0.41)   (0.14)      --
 Distributions in excess of
  income, capital paid in &
  gains                              --       --       --       --        --
 Total distributions              $(0.77) $ (0.79) $ (1.18) $ (0.84)    (0.78)
Net asset value, end of period    $11.70   $14.64  $ 15.91  $ 12.46   $ 11.47
Total investment return            12.31%   33.07%   17.22%  (16.71)%   (1.69)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                      $9,301  $10,325  $12,830  $12,263   $11,000
Ratio of expenses to average net
 assets (%)                         0.73%    0.69%    0.69%    0.69 %    0.70%
Ratio of net investment income
 (loss) to average net assets
 (%)                                6.85%    6.14%    5.12%    5.48 %    6.38%
Turnover rate (%)                  19.81%   18.37%   20.04%   22.69 %   12.95%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chase and withdrawals of shares in relation to the fluctuation in market val-ues of the fund.

Small/Mid Cap CORE Fund
GOAL AND STRATEGY

This is a small/mid cap stock fund that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small and mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation (i.e., "value" companies); and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of quantitative techniques and equity research. The manager employs an investment process known as CORE, "Com-puter Optimized, Research-Enhanced," that employs a proprietary quantitative model. Stocks are purchased that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 2500(TM) Index. The Fund is managed using risk control techniques to maintain risk, style, capitalization and industry characteristics similar to the Russell 2500(TM) Index.

The Fund normally invests in 200 to 600 stocks, with at least 65% (usually higher) of the Fund's assets in small cap and mid cap companies. The Fund nor-mally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), and cer-tain derivatives (investments whose value is based on indices or other securi-ties).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management Division of Goldman Sachs and Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion in assets at the end of 1999

FUND MANAGERS

Kent A. Clark
-----------------
Managing Director of subadviser
Joined subadviser in 1992

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1990


PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                   [CHART]
                              1999       20.54%

Best quarter: up 17.85%, second quarter 1999 Worst quarter: down 20.01%, fourth quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        20.54% 24.15%
Life of fund   5.13%  7.38%

Index: Russell 2500(TM) Index

(1) Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had unusually high turnover in 1999 and is expected to experience similar turnover in 2000. This higher than expected turnover is due to (i) the rela-tively small size of the Fund, which magnifies the effect of contributions and redemptions, and (ii) the high volatility of the market, which in 1999 resulted in the subadviser implementing procedures to reduce the Fund's tracking risk. Normally, the Fund's turnover rate will be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1998**     1999
Net asset value, beginning of period                         $10.00   $ 9.02
Income from investment operations:
 Net investment income (loss)                                   --      0.02
 Net realized and unrealized gain (loss) on investments*      (0.98)    1.77
 Total from investment operations                             (0.98)    1.79
Less distributions:
 Distributions from net investment income and capital paid
  in                                                            --     (0.03)
 Distributions from net realized gain on investments sold       --     (0.96)
 Distributions in excess of income, capital paid in & gains     --       --
 Total distributions                                            --     (0.99)
Net asset value, end of period                               $ 9.02   $ 9.82
Total investment return                                       (9.81)%  20.54%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $  556   $  840
Ratio of expenses to average net assets (%)***                 1.05 %   0.94 %
Ratio of net investment income (loss) to average net assets
 (%)                                                          (0.01)%   0.30 %
Turnover rate (%)                                             60.51 % 109.12 %

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 4.55% and 2.24% for the years ended December 31, 1998, and 1999, respectively.

Small Cap Value Fund

GOAL AND STRATEGY

This is a small cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offer favorable prospects for increasing dividends and capital appreciation.

The manager applies a combination of quantitative techniques and equity research to identify the best values among small company stocks.

Stocks are evaluated based on multiple factors, including:

 . earnings-to-price ratios;

 . earnings estimate revisions;

 . relative price strength; and

 . share issuance/buyback.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and industry characteristics similar to the Russell 2000(R) Value Index. The Fund normally invests in 150 to 250 stocks, with at least 65% (usu-ally higher) of its assets in small cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

INVESCO, Inc.
101 Federal Street
Boston, Massachusetts 02110

Managing since 1957
Managed approximately $92 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Jeremy S. Lefkowitz
-----------------
Managing Director of subadviser
Joined subadviser in 1998
Portfolio Manager, Chancellor
Capital Management and its predecessor (1982-1998)
Began career in 1974

Daniel A. Kostyk, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1995
Began career in 1991


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                               1997        25.57%
                               1998        -5.96%
                               1999        -3.43%

Best quarter: up 18.11%, second quarter 1997 Worst quarter: down 21.06%, third quarter 1998

Average annual total returns -- for periods ending 12/31/98(/1/)

               Fund  Index
1 year        -3.43% 1.23%
Life of fund   6.46% 8.34%

Index: 50% Russell 2000(R) Index/50% Russell 2000(R) Value Index (For periods through September 30, 1999
   Russell 2000(R) Value Index (for periods after September 30, 1999)

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small cap" approach car-ries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period      $ 10.00  $ 10.73  $ 12.40   $ 11.59
Income from investment operations:
 Net investment income (loss)                0.07     0.08     0.07      0.09
 Net realized and unrealized gain (loss)
  on investments*                            0.96     2.66    (0.81)    (0.50)
 Total from investment operations            1.03     2.74    (0.74)    (0.41)
Less distributions:
 Distributions from net investment
  income and capital paid in                (0.07)   (0.08)   (0.07)    (0.07)
 Distributions from net realized gain on
  investments sold                          (0.23)   (0.99)     --      (0.01)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --      (0.18)
 Total distributions                        (0.30)   (1.07)   (0.07)    (0.26)
Net asset value, end of period            $ 10.73  $ 12.40  $ 11.59   $ 10.92
Total investment return                     10.33%   25.57%   (5.96)%   (3.43)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $10,541  $43,261  $64,095   $68,900
Ratio of expenses to average net assets
 (%)***                                      1.05%    1.05%    1.05%     0.95%
Ratio of net investment income (loss) to
 average net assets (%)                      1.15%    0.68%    0.63%     0.78%
Turnover rate (%)                           66.31%  126.10%  100.83%   117.33%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.06%, 1.30%, 1.08% and 0.96% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

Global Equity Fund
GOAL AND STRATEGY

This is a global stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of:

 . large established U.S. companies; and

 . large established foreign companies located in countries throughout the world, including developed, newly industrialized, and emerging countries.

The manager makes ongoing decisions about the mix between U.S. and foreign stocks. The manager has a target mix of 40% in U.S. stocks and 60% in foreign stocks, but actively manages the mix within (+/-) 20 percentage points of the target mix.

The manager uses global economic and industry analysis to identify global eco-nomic and industry themes. The manager looks for companies that will benefit from:

 . global economic trends;

 . promising technologies or products; and

 . specific country opportunities resulting from changing geopolitical, currency or economic relationships.

The manager purchases stocks of companies that are:

 . in growth industries;

 . efficient producers; and

 . undervalued relative to long-term growth potential.

The Fund invests:

 . in at least 3 different countries (including the U.S.), but normally in more than 15 countries; and

 . no more than 10% of its assets in emerging markets stocks.

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.

The Fund normally invests in 90 to 120 stocks, with at least 65% (usually high-er) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents or invest-ing 100% of its assets in U.S. companies--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Scudder Kemper Investments, Inc.
345 Park Avenue
New York, New York 10154

Managing since 1919
Managed approximately $290 billion in assets at the end of 1999

FUND MANAGERS

William E. Holzer
-----------------
Lead Portfolio Manager of subadviser
Joined subadviser in 1980

Diego Espinosa
-----------------
Vice President of subadvisor
Joined team in 1997
Joined subadviser in 1996
Research Analyst at Morgan
Stanley & Company (1994-1996)

Nicholas Bratt
-----------------
Portfolio Manager of subadviser
Joined team in 1993
Joined subadviser in 1976


PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                  [CHART]
                             1999        24.19%

Best quarter: up 15.94%, fourth quarter 1999 Worst quarter: down 12.39%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        24.19% 25.34%
Life of fund  13.48% 19.92%

Index:MSCI World Index

(1)Began operations on May 1, 1998.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Market Allocation Risk: The allocation of the Fund's assets among domestic and international equity regions may (1) reduce the Fund's holdings in a region whose value then increases unexpectedly, or (2) increase the Fund's holdings in a region just prior to its experiencing a loss of value.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31;                                     1998**      1999
Net asset value, beginning of period                         $ 10.00   $  9.87
Income from investment operations:
 Net investment income (loss)                                   0.07      0.10
 Net realized and unrealized gain (loss) on investments*       (0.13)     2.27
 Total from investment operations                              (0.06)     2.37
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.07)    (0.07)
 Distributions from net realized gain on investments sold        --        --
 Distributions in excess of income, capital paid in & gains      --      (0.04)
 Total distributions                                           (0.07)    (0.11)
Net asset value, end of period                               $  9.87   $ 12.13
Total investment return                                        (0.55)%   24.19%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $15,281   $22,311
Ratio of expenses to average net assets (%)***                  1.15%     1.04%
Ratio of net investment income (loss) to average net assets
 (%)                                                            1.11%     0.96%
Turnover rate (%)                                              33.17%    49.51%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.47% and 1.26% for the years ended December 31, 1998, and 1999, respectively.

Global Balanced Fund
(Formerly International Balanced Fund)

GOAL AND STRATEGY

This is a non-diversified global balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a mix of:

 . U.S. and foreign common stocks of large companies within developed markets;
  and

 . U.S. and foreign investment grade bonds of issuers within developed markets with maturities generally greater than 12 months.

The manager makes ongoing decisions about the mix between stocks and bonds. The manager has a target mix of 65% stocks and 35% bonds, but actively manages the mix within (+/-) 10 percentage points of the target mix.

The Fund invests:

 . in at least 3 different countries, but normally invests in 10 to 20 coun-tries; and

 . no more than 10% of its assets in emerging market stocks and bonds.

The manager selects stocks and bonds using fundamental value analysis to iden-tify fairly priced investments with long-term sustainable cash flows. The man-ager determines fundamental value by focusing on:

 . current market prices relative to fundamental values;

 . broad-based indices for stocks, bonds, and markets; and

 . economic variables such as productivity, inflation and global competitive-ness.

The Fund is non-diversified, which means that it can take larger positions in a smaller number of issuers. However, the Fund normally invests in 125 to 250 stocks within the stock portion. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), high yield bonds, and certain derivatives (investments whose value is based on indices or other securities).

The manager actively uses derivatives, such as futures and forwards, to manage the Fund's average maturity relative to the Salomon Brothers World Government Bond Index Unhedged and to implement foreign currency strategies. Currency man-agement strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Brinson Partners, Inc.
209 South LaSalle Street
Chicago, Illinois 60604

Managing since 1974
Managed approximately $161 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Jeffrey Diermeier, CFA
-----------------
Managing Director, Global Equities, of subadviser
Joined subadviser in 1989
Began career in 1977

Denis S. Karnosky, Ph.D.
-----------------
Managing Director, Asset Allocation/Currency, of subadviser
Joined subadviser in 1989
Began career in 1967

Norman D. Cumming
-----------------
Managing Director, Global Fixed Income, of subadviser's affiliate UBS Brinson, Limited
Joined subadviser in 1989
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                   [CHART]
                              1997       2.65%
                              1998      17.99%
                              1999       5.11%

Best quarter: up 13.06%, fourth quarter 1998 Worst quarter: down 4.49%, fourth quarter 1997

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        5.11% 15.42%
Life of fund  8.71%  9.88%

Index: 65% MSCI World Index (Ex US) (Net of Withholding Taxes from a U.S. Tax
       Perspective)/35% Salomon Brothers Non-US Government Bond Index Unhedged (for periods through April 30, 2000)

   65% MSCI World Index (Net of Withholding Taxes From a U.S. Tax
   Perspective)/35% Salomon Brothers World Government Bond Index Unhedged (for periods after April 30, 2000)

(1)Began operations on May 1, 1996.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Non-Diversified Fund Risk: The Fund's larger position in foreign government securities could produce more volatile performance relative to funds with smaller positions. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund signifi-cantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Market Allocation Risk: The allocation of the Fund's assets between the major asset classes (i.e., stocks and bonds) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's hold-ings in a class just prior to its experiencing a loss of value.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Turnover Risk. In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

High Yield Bond Risk. Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Global Balanced Fund (formerly
 International Balanced Fund)--Period
 ended December 31:                        1996**     1997     1998     1999
Net asset value, beginning of period      $ 10.00  $ 10.39  $ 10.11  $ 11.12
Income from investment operations:
 Net investment income (loss)                0.24     0.33     0.34     0.29
 Net realized and unrealized gain (loss)
  on investments*                            0.41    (0.05)    1.44     0.25
 Total from investment operations            0.65     0.28     1.78     0.54
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.24)   (0.34)   (0.35)   (0.35)
 Distributions from net realized gain on
  investments sold                          (0.02)   (0.22)   (0.42)   (0.44)
 Distributions in excess of income,
  capital paid in & gain                      --       --       --     (0.16)
 Total distributions                      $ (0.26) $ (0.56) $ (0.77) $ (0.95)
Net asset value, end of period            $ 10.39  $ 10.11  $ 11.12  $ 10.71
Total investment return                      6.73%    2.65%   17.99%    5.11%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $24,098  $25,420  $30,416  $31,577
Ratio of expenses to average net assets
 (%)***                                      1.10%    1.10%    1.10%    1.00%
Ratio of net investment income (loss) to
 average net assets (%)                      3.59%    3.18%    3.20%    2.73%
Turnover rate (%)                           22.21%   81.04%  103.55%  131.21%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.44%, 1.56%, 1.82%, and 1.31% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

International Equity Index Fund

GOAL AND STRATEGY

This is an international stock fund that seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging mar-kets.

The Fund is managed relative to a target mix of 90% in the MSCI EAFE GDP Index and 10% in the MSCI EMF Index. The EAFE GDP Index, known as the Europe Austral-asia and Far East Index, includes foreign companies in developed markets, with country index weights based upon a country's Gross Domestic Product (GDP). The EMF Index, known as the Emerging Markets Free Index, includes foreign companies in emerging markets, with country index weights based upon a country's market capitalization.

The manager employs a passive management strategy using quantitative techniques to invest in a representative sample of stocks in the Index. The manager selects stocks in an attempt to track, as closely as possible, the characteris-tics of the Index, including country and sector weights. The Fund normally invests in 400 to 1,200 stocks.

The Index composition changes from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.


The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities).

Note: "MSCI EAFE GDP Index" and "MSCI EMF Index" are the exclusive property of Morgan Stanley & Co., Incorporated and are registered service marks of Morgan Stanley Capital International.
--------------------------------------------------------------------------------
SUBADVISER

Independence International Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1986
Managed approximately $2.2 billion in assets at the end of 1999

FUND MANAGERS

Bradford S. Greenleaf, CFA
-----------------
Senior Vice President, Managing Director, of subadviser
Joined team in 2000
Joined subadviser in 1994
Vice President, Franklin Portfolio Associates, Inc. (1986-1994)

David P. Nolan, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1996
Portfolio manager Boston
International Advisors, Inc. (1989-1996)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                              1990        -7.80%
                              1991        23.40%
                              1992        -1.80%
                              1993        32.10%
                              1994        -6.25%
                              1995         8.01%
                              1996         9.19%
                              1997        -5.03%
                              1998        20.82%
                              1999        30.87%

Best quarter: up 20.91%, fourth quarter 1998 Worst quarter: down 14.75%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        30.87% 30.87%
5 years       12.11% 14.36%
10 years       9.39%  7.90%
Life of fund   9.72%  8.55%

Index: MSCI EAFE Index (for periods through April 30, 1998)
   MSCI EAFE GDP Index (for periods from May 1, 1998 through June 30, 1999) 90% MSCI EAFE GDP Index/10% MSCI EMF Index (for periods after June 30,
   1999)

MAIN RISKS
Primary
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.


Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:


 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.
 . The size and timing of the Fund's cash flows may result in the Fund's per-formance being different than that of the Index.


Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Stocks tend to go up and down in value more than bonds. If the Fund's invest-ments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Secondary
Derivatives Risk:  Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1995      1996      1997       1998      1999
Net asset value, beginning
 of period                  $  14.62  $  15.61  $  16.83   $  15.20  $  15.56
Income from investment
 operations:
 Net investment income
  (loss)                        0.17      0.21      0.13       0.23      0.21
 Net realized and
  unrealized gain (loss) on
  investments*                  0.99      1.22     (0.97)      2.91      4.51
 Total from investment
  operations                    1.16      1.43     (0.84)      3.14      4.72
Less distributions:
 Distributions from net
  investment income and
  capital paid-in              (0.17)    (0.21)    (0.13)     (0.23)    (0.21)
 Distributions from net
  realized gain on
  investments sold               --        --      (0.66)     (2.55)    (0.38)
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --         --      (0.05)
 Total distributions           (0.17)    (0.21)    (0.79)     (2.78)    (0.64)
Net asset value, end of
 period                     $  15.61  $  16.83  $  15.20   $  15.56    $19.64
Total investment return         8.01%     9.19%    (5.03)%    20.82%    30.87%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)             $126,803  $155,753  $152,359   $173,137  $244,017
Ratio of expenses to
 average net assets (%)**       0.84%     0.76%     0.79%      0.56%     0.31%
Ratio of net investment
 income (loss) to average
 net assets (%)                 1.34%     1.30%     0.78%      1.45%     1.26%
Turnover rate (%)              65.82%    92.03%    83.13%    158.63%    19.01%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.87%, 0.63% and, 0.38% for the years ended December 31, 1995, 1998, and 1999, respectively.

International Opportunities Fund

GOAL AND STRATEGY

This is an international stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located throughout the world, including developed, newly industrialized, and emerging countries.

The manager determines the distribution among countries and regions by using a combination of fundamental research and economic analysis, emphasizing:

 . prospects for relative economic growth between foreign countries;

 . expected levels of inflation;

 . government policies influencing business conditions; and

 . outlook for currency relationships.
The manager selects stocks that have growth characteristics such as:

 . leading market position or technological leadership;

 . high return on invested capital;

 . healthy balance sheets with relatively low debt;

 . strong competitive advantage;

 . strength of management; and

 . earnings growth and cash flow sufficient to support growing dividends.

The Fund invests:

 . in at least 3 different countries; and

 . no more than 20% of its assets in emerging market stocks.

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.
The Fund normally invests in 200 to 300 stocks in 15 to 20 countries. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund also may purchase other types of securities, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Deposi-tory Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Rowe Price-Fleming International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1979
Managed approximately $42 billion in assets at the end of 1999

FUND MANAGERS
Management by Investment Advisory Group overseen by:

David J. L. Warren
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1983
Began career in 1981

John R. Ford
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1982
Began career in 1980

James B. M. Seddon
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1987
Began career in 1987

Mark Bickford-Smith
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1995
Began career in 1985
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                 [CHART]
                            1997          1.95%
                            1998         15.92%
                            1999         34.01%

Best quarter: up 24.44%, fourth quarter 1999 Worst quarter: down 13.70%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        34.01% 31.79%
Life of fund  15.38% 14.14%

Index: MSCI Europe, Australia, Far East (EAFE) Index (for periods through
       December 31, 1998)
   MSCI All Country World Index, Excluding U.S. (for periods after December 31, 1998)

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998     1999
Net asset value, beginning of period      $ 10.00  $ 10.60  $ 10.63  $ 12.21
Income from investment operations:
 Net investment income (loss)                0.07     0.10     0.11     0.10
 Net realized and unrealized gain (loss)
  on investments*                            0.60     0.11     1.57     3.95
 Total from investment operations            0.67     0.21     1.68     4.05
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.07)   (0.10)   (0.10)   (0.11)
 Distributions from net realized gain on
  investments sold                            --     (0.08)     --     (0.94)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --     (0.04)
 Total distributions                        (0.07)   (0.18)   (0.10)   (1.09)
Net asset value, end of period            $ 10.60  $ 10.63  $ 12.21  $ 15.17
Total investment return                      6.72%    1.95%   15.92%   34.01%
Ratios and supplemental data
Net assets, end of period (000s omitted)  $17,898  $30,631  $64,250  $79,794
Ratio of expenses to average net assets
 (%)***                                      1.25%    1.22%    1.16%    1.02%
Ratio of net investment income (loss) to
 average net assets (%)                      0.87%    0.65%    0.89%    0.77%
Turnover rate (%)                            5.46%   21.09%   18.67%   34.02%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.76%, 1.57%, 1.46%, and 1.15% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

Emerging Markets Equity Fund

GOAL AND STRATEGY

This is an emerging markets stock fund that seeks long-term growth in capital.

The Fund invests primarily in the stocks of companies in countries having econ-omies or markets generally considered by the World Bank or United Nations to be emerging or developing.

In making country allocation decisions, the manager analyzes the global envi-ronment and selects countries with:

 . Improving macroeconomic, political and social trends, and

 . attractive valuation levels.

The manager selects stocks using fundamental proprietary research to identify companies:

 . having strong earnings growth potential,

 . selling below their intrinsic value, and

 . having shareholder-focused management, dominant products, and well estab-lished distribution channels.

The Fund normally invests:

 . in at least 15 emerging market countries, and

 . no more than 30% of its assets in any single country.

The Fund normally invests in 100 to 250 stocks in 20 to 25 countries. The Fund normally has 10% or less of its assets in cash and cash equivalents.

Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Managing since 1975
Managed approximately $184 billion in assets at the end of 1999

Managing Fund since August 1, 1999

FUND MANAGERS

Robert L. Meyer, CFA
-----------------
Managing Director of subadvisor
Joined subadviser in 1989

Andy Skov
-----------------
Managing Director of subadviser
Joined subadviser in 1994

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                                1999     81.37%

Best quarter: up 50.45%, fourth quarter 1999 Worst quarter: down 20.40%, second quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        81.37% 66.41%
Life of fund  16.49% 10.60%

Index:MSCI Emerging Markets Free Index

(1)Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, since the Fund invests primarily in emerging market coun-tries, it will have a significantly higher degree of foreign risk than funds that invest primarily in developed or newly- industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the funds perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund's turnover rate could be greater than 100% due to the relatively high vol-atility associated with investing in emerging markets.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1998**      1999
Net asset value, beginning of period                         $10.00   $  7.09
Income from investment operations:
 Net investment income (loss)                                  0.03      0.03
 Net realized and unrealized gain (loss) on investments*      (2.91)     5.67
 Total from investment operations                             (2.88)     5.70
Less distributions:
 Distributions from net investment income and capital paid
  in                                                          (0.03)    (0.01)
 Distributions from net realized gain on investments sold       --      (0.10)
 Distributions in excess of income, capital paid in & gains     --      (0.42)
 Total distributions                                          (0.03)    (0.53)
Net asset value, end of period                               $ 7.09   $ 12.26
Total investment return***                                   (28.87)%   81.37%
Ratios and supplemental data
Net assets, end of period (000s omitted)                     $7,310   $32,596
Ratio of expenses to average net assets (%)****                1.55%     1.39%
Ratio of net investment income (loss) to average net assets
 (%)                                                           0.51%     0.19%
Turnover rate (%)                                             53.95%   196.32%

   * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
  **Fund began operations on May 1, 1998.
 *** Includes the effect of a voluntary capital contribution from John Hancock of $32 per share for the year ended 1999. The Total Investment Return without the capital contribution would have been 79.02% for the year ended 1999.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 3.69% and 3.44% for the years ended December 31, 1998, and 1999, respectively.

Short-Term Bond Fund

GOAL AND STRATEGY

This is a short-term bond fund that seeks high income consistent with low share price fluctuation.

The Fund primarily invests in a diversified mix of short-term and intermediate-term investment grade debt securities including:

 . U.S. Treasury and Agency securities;

 . U.S. corporate bonds;

 . foreign corporate bonds of companies in developed countries (if dollar-denominated);

 . foreign government and agency securities of developed countries (if dollar denominated); and

 . mortgage-and asset-backed securities.

The manager selects bonds using a combination of proprietary research and quan-titative tools. Bonds are purchased that are attractively priced and that pro-vide cheap, predictable cash flows.

The Fund normally invests:

 . mostly in corporate bonds;

 . no more than 15% of its assets in high yield bonds; and

 . no more than 25% of its assets in foreign debt securities.

The Fund normally has:

 . an average maturity between one and three and a half years;

 . an average credit quality rating of "A" or higher; and

 . 10% or less of its assets in cash and cash equivalents.

The Fund only invests in securities that are rated at least BB- or Ba3 at time of purchase.

The Fund may purchase other types of securities, for example: certain deriva-tives (investments whose value is based on indexes or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

Jeffrey B. Saef
-----------------
Senior Vice President of subadviser
Joined subadviser in 1994
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                   [CHART]
                               1995      11.49%
                               1996       3.61%
                               1997       6.41%
                               1998       5.82%
                               1999       2.96%

Best quarter: up 3.87%, second quarter 1995 Worst quarter: down 0.42%, first quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        2.96% 3.62%
5 year        6.02% 6.95%
Life of fund  5.35% 6.30%

Index:Merrill Lynch 1-5 Year U.S. Government Bond Index (for periods through April 30,
   1998)
   65% Lehman Brothers 1-3 Year Corporate Bond Index/35% Lehman Brothers 1-3 Year Government Bond Index (for periods after April 30, 1998)

(1)Began operations on May 1, 1994.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.
Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment / Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securi-ties to be paid off substantially earlier than expected.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:             1995     1996     1997     1998     1999
Net asset value, beginning of
 period                            $  9.66  $ 10.23  $ 10.05  $ 10.08  $ 10.05
Income from investment
 operations:
 Net investment income (loss)         0.50     0.54     0.59     0.61     0.61
 Net realized and unrealized gain
  (loss) on investments*              0.59    (0.18)    0.03    (0.03)   (0.33)
 Total from investment operations     1.09     0.36     0.62    (0.58)    0.28
Less distributions:
 Distributions from net
  investment income and capital
  paid in                            (0.50)   (0.54)   (0.59)   (0.61)   (0.61)
 Distributions from net realized
  gain on investments sold           (0.02)     --       --       --       --
 Distributions in excess of
  income, capital paid in & gains      --       --       --       --       --
 Total distributions               $ (0.52) $ (0.54) $ (0.59) $ (0.61)   (0.61)
Net asset value, end of period     $ 10.23  $ 10.05  $ 10.08  $ 10.05  $  9.72
Total investment return              11.49%    3.61%    6.41%    5.82%    2.96%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)                          $17,911  $58,676  $51,120  $77,194  $68,844
Ratio of expenses to average net
 assets (%)**                         0.75%    0.75%    0.57%    0.53%    0.43%
Ratio of net investment income
 (loss) to average net assets (%)     5.52%    5.66%    5.67%    6.17%    6.25%
Turnover rate (%)                   109.77%   20.68%  108.29%  184.50%  100.04%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.83% and 0.79% for the years ended December 31, 1995 and 1996, respectively.

Bond Index Fund

GOAL AND STRATEGY

This is a bond fund that seeks to track the performance of the Lehman Brothers Government / Corporate Bond Index.

The manager employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Index.

If the Fund reaches approximately $50 million in total assets, the manager will seek to match the performance of the Lehman Brothers Aggregate Bond Index, a broader market index that also includes mortgage-backed and asset-backed secu-rities.

Both of these Indexes consist of dollar-denominated investment grade securities with maturities greater than one year and outstanding par values of at least $150 million issued primarily by:

 . the U.S. Treasury and U.S. government agencies and instrumentalities;

 . foreign governments and agencies; and

 . U.S. and foreign corporations.

The manager selects securities to match, as closely as practical, the Index's duration, cash flow, sector, credit quality, callability, and other key perfor-mance characteristics. The Fund may hold some cash and cash equivalents, but is normally fully invested.
The Index composition may change from time to time. The manager may keep secu-rities that no longer meet the Index criteria as long as:

 . such "ineligible" securities plus cash and money market instruments are less than 20% of the Fund's assets; and

 . high yield securities are less than 5% of the Fund's assets.
--------------------------------------------------------------------------------
SUBADVISER

Mellon Bond Associates, LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

Managing since 1986
Managed approximately $50 billion in assets at the end of 1999

FUND MANAGERS

Management by investment team overseen by:

Gregory D. Curran, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1995
Began career in 1986
Vice President of Salomon Brothers (1986-1995)
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                 [CHART]
                           1999         -2.57%

Best quarter: up 5.35%, Fourth quarter 1998 Worst quarter: down 1.27%, first quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        -2.57% -2.15%
Life of fund   2.64%  2.96%

Index:Lehman Brothers Government/Corporate Bond Index

(1)Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's perfor-mance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1998**    1999
Net asset value, beginning of period                          $10.00  $10.19
Income from investment operations:
 Net investment income (loss)                                   0.42    0.63
 Net realized and unrealized gain (loss) on investments*        0.29   (0.89)
 Total from investment operations                               0.71   (0.26)
Less distributions:
 Distributions from net investment income and capital paid in  (0.42)  (0.61)
 Distributions from net realized gain on investments sold      (0.10)    --
 Distributions in excess of income, capital paid in & gains      --      --
 Total distributions                                           (0.52)  (0.61)
Net asset value, end of period                                $10.19  $ 9.32
Total investment return                                         7.20%  (2.57)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                   $2,748  $4,125
Ratio of expenses to average net assets (%)***                  0.40%   0.29%
Ratio of net investment income (loss) to average net assets
 (%)                                                            6.17%   6.56%
Turnover rate (%)                                              21.09%  17.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.71% and 0.35% for the years ended December 31, 1998, and 1999, respectively.

Global Bond Fund

GOAL AND STRATEGY

This is a global bond fund that seeks income and growth in capital.

The Fund primarily invests in a mix of debt securities of developed countries throughout the world including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities;

 . supranational securities (such as the World Bank);

 . corporate bonds, both U.S. and foreign; and

 . mortgage-backed and asset-backed securities.

The manager makes ongoing decisions regarding the Fund's mix of U.S. bonds and non-U.S. bonds (denominated in foreign currencies). The manager has a target mix of 35% U.S. bonds and 65% non-U.S. bonds, but actively manages the mix within (+/-) 50 percentage points of the target mix.

The Fund invests in at least 3 countries, but normally in 5 to 15 countries. The Fund normally has an average credit quality rating of "AA" or higher.

The manager makes ongoing decisions regarding the Fund's average maturity, country and sector allocations and foreign currency exposures. The manager uses proprietary research and economic analysis to try to anticipate market condi-tions and interest rate movements and to purchase securities that appear com-paratively undervalued.

The manager actively uses derivatives (investments whose value is based on indices or other securities) such as futures, forwards, options and swaps to adjust the Fund's average maturity and to implement currency strategies. The Fund is typically 75% to 100% hedged to the U.S. dollar.

The manager actively uses cash and cash equivalents to manage the Fund's aver-age maturity. However, the Fund normally invests 20% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: high yield debt securities and emerging market debt securities.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Managing, with predecessors, since 1861
Managed approximately $349 billion in assets at the end of 1999

FUND MANAGERS

David Gibbon
-----------------
Vice President of subadviser
Joined subadviser in 1992
Began career in 1992

Hubert Penot
-----------------
Managing Director of subadviser
Joined subadviser in 1978
Began career in 1978
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                  [CHART]
                             1997       9.05%
                             1998       9.15%
                             1999      -2.16%

Best quarter: up 4.32%, third quarter 1998 Worst quarter: down 1.75%, second quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        -2.16% -0.17%
Life of fund   6.10%  7.16%

Index: 75% Lehman Brothers Aggregate Bond Index / 25% JP Morgan Non-US Govern-
       ment Bond Index, Hedged (for periods through April 30, 1999)
    JP Morgan Global Government Bond Index, US Dollar Hedged (for periods after April 30, 1999)

(1)Began operations on May 1, 1996.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, the Fund's investments in emerging market countries have a significantly higher degree of foreign risk than investments in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific securities poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Global Bond Fund (formerly Strategic Bond
 Portfolio)-Period ended December 31:       1996**     1997     1998     1999
Net asset value, beginning of period       $ 10.00  $ 10.16  $ 10.24  $ 10.60
Income from investment operations:
 Net investment income (loss)                 0.38     0.59     0.54     0.48
 Net realized and unrealized gain (loss)
  on investments*                             0.28     0.30     0.38    (0.70)
 Total from investment operations             0.66     0.89     0.92    (0.22)
Less distributions:
 Distributions from net investment income
  and capital paid in                        (0.38)   (0.66)   (0.47)   (0.56)
 Distributions from net realized gain on
  investments sold                           (0.12)   (0.15)   (0.09)     --
 Distributions in excess of income,
  capital paid in & gains                      --       --       --       --
 Total distributions                       $ (0.50) $ (0.81) $ (0.56)   (0.56)
Net asset value, end of period             $ 10.16  $ 10.24  $ 10.60  $  9.82
Total investment return                       6.71%    9.05%    9.15%   (2.16)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                               $12,907  $28,647  $66,791  $70,991
Ratio of expenses to average net assets
 (%)***                                       1.00%    1.00%    0.95%    0.83%
Ratio of net investment income (loss) to
 average net assets (%)                       6.05%    5.80%    5.27%    4.70%
Turnover rate (%)                           171.39%   69.38%  186.70%  332.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.57%, 1.32%, 1.02%, and 0.84% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

High Yield Bond Fund

GOAL AND STRATEGY

This is a high yield bond fund that seeks high income and growth in capital.

The Fund invests primarily in a diversified mix of high yield debt securities, commonly referred to as "junk bonds" (rated BB+/Ba1 or lower and their unrated equivalents), including:

 . corporate bonds, both U.S. and foreign (if dollar-denominated);

 . foreign government and agency securities (if dollar-denominated);

 . preferred stocks; and

 . convertible securities (convertible into common stocks or other equity inter-ests).

The manager will invest no more than 15% of the Fund's assets in emerging mar-ket countries (with below investment-grade sovereign debt). The Fund normally has 10% or less of its assets in cash and cash equivalents.

The manager seeks to purchase bonds with stable or improving credit quality before the market widely perceives the improvement. Purchase and sale decisions are primarily based upon the investment merits of the particular security.

The manager selects bonds using proprietary research, including:

 . quantitative analysis of historical financial data;

 . qualitative analysis of a company's future prospects; and

 . economic and industry analysis.

The Fund's average maturity depends on security selection decisions rather than interest rate decisions.

The Fund may purchase other types of securities, for example: equity securi-ties, high quality debt securities (short-term and otherwise), certain deriva-tives (investments whose value is based on indices or other securities), and debt securities denominated in foreign currencies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion in assets at the end of 1999

FUND MANAGER

Richard T. Crawford
-----------------
Vice President of subadviser
Joined subadviser in 1994
Began career in 1991

Manager draws upon the other members of the High Yield team, including:

Earl E. McEvoy
-----------------
Partner of subadviser
Joined subadviser in 1978
Began career in 1972

Catherine A. Smith
-----------------
Partner of subadviser
Joined subadviser in 1985
Began career in 1983

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

                                   [CHART]
                              1999       5.13%

Best quarter: up 4.55%, fourth quarter 1998 Worst quarter: down 7.46%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        5.13% 2.39%
Life of fund  1.19% 0.31%

Index:Lehman Brothers High-yield Bond Index

(1)Began operations on May 1, 1998.

Note:See the Appendix to this prospectus for further performance information relevant to this Fund.
40

MAIN RISKS

Primary

High Yield Bond Risk: High yield or junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price move-ments due to investor sentiment. In a down market, these high yield securities may become harder to value or to sell at a fair price.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1998**      1999
Net asset value, beginning of period                         $ 10.00   $  9.23
Income from investment operations:
 Net investment income (loss)                                   0.46      0.72
 Net realized and unrealized gain (loss) on investments*       (0.76)    (0.26)
 Total from investment operations                              (0.30)     0.46
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.46)    (0.70)
 Distributions from net realized gain on investments sold      (0.01)      --
 Distributions in excess of income, capital paid in & gains      --        --
 Total distributions                                           (0.47)    (0.70)
Net asset value, end of period                               $  9.23   $  8.99
Total investment return                                        (2.98)%    5.13%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $14,789   $19,921
Ratio of expenses to average net assets (%)***                  0.90%     0.80%
Ratio of net investment income (loss) to average net assets
 (%)                                                            7.43%     7.94%
Turnover rate (%)                                              17.67%    38.62%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.03% and 1.04% for the years ended December 31, 1998, and 1999, respectively.

Your Account

Investments in shares of the funds

Each fund sells its shares directly to separate accounts of John Hancock, JHVLICO and IPL to fund variable contracts. Each fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

 . instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a con-tract), and

 . the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

 . refuse a buy order if the adviser believes it would disrupt management

 . suspend a fund's offer of shares, or

 . suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

Each fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its NAV:

 . by dividing its net assets by the number of its outstanding shares,

 . once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Conse-quently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Valuation

Each of the funds values securities based on:

 . market quotations,

 . amortized cost,

 . valuations of independent pricing services, or

 . fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

 . market quotations are not readily available, or

 . the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemp-tion proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses

The advisory fee paid by each fund to the adviser last year was:

Funds                                                        % of net assets

Managed                                                           0.32%
Equity Index                                                      0.14%
Large Cap Value                                                   0.74%
Large Cap Growth                                                  0.36%
Mid Cap Value                                                     0.80%
Mid Cap Growth                                                    0.83%
Real Estate Equity                                                0.60%
Small/Mid Cap CORE                                                0.80%
Small Cap Value                                                   0.80%
Global Equity                                                     0.90%
Global Balanced                                                   0.85%
International Equity Index                                        0.16%
International Opportunities                                       0.87%
Emerging Markets Equity                                           1.27%
Short-Term Bond                                                   0.30%
Bond Index                                                        0.15%
Global Bond                                                       0.69%
High Yield Bond                                                   0.65%

The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser.

The adviser has agreed to limit each fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and taxes) to not more than
 .10 percent of the fund's average daily net assets.

Dividends and Taxes

Dividends

Each fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

Each fund declares and pays dividends monthly.

Funds generally declare capital gains distributions annually.

Taxes

Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

 . avoid federal income tax and excise tax, and

 . assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire vari-ous service providers to carry out the Trust's operations.

                                    Variable
                                 Contractowners


                                 John Hancock,
                                JHVLICO and IPL
                               Separate Accounts


                                   The Trust
                              Trustees oversee the
                             Trust's investment and
                              business activities.

         Investment Adviser                        Custodian
          John Hancock Life                  State Street Bank and
          Insurance Company                          Trust
                                                    Company

         Manages the Trust's
       investment and business             Holds the Trust's assets,
             activities.                       settles all Trust
                                           trades and collects most
                                               of the valuation
                                           data required for calcu-
                                              lating the Trust's
                                                     NAV.

                                  Subadvisers

      Brinson Partners, Inc.                 Morgan Stanley Dean Wit-
      Goldman Sachs Asset Management.        ter Investment  Manage-
                                             ment, Inc.
      Independence International Associates, Inc.
                                             Neuberger Berman, LLC
      Independence Investment Associates, Inc.
      INVESCO, Inc.                          Rowe Price-Fleming International,
      J.P. Morgan Investment Management Inc. Inc.
      Janus Capital Corporation              Scudder Kemper Investments, Inc.
      Mellon Bond Associates, LLP            State Street Bank and Trust Com-
                                             pany
                                             T. Rowe Price Associates, Inc.
                                             Wellington Management Company,
                                             LLP

                      Provide management to various funds.

APPENDIX

Additional Performance Information

The "Past Performance" information shown earlier in this prospectus for certain of the Funds may not be sufficient for you to make a complete assessment of the risks and potential rewards of investing in those Funds. The Small/Mid Cap CORE Fund, the Emerging Markets Equity Fund, the Bond Index Fund, and the High Yield Bond Fund only began operations on May 1, 1998. The Global Balanced Fund and the Global Bond Fund implemented significant changes in strategy as of May 1, 2000, and May 1, 1999, respectively.

Since each of these Funds has at best a very limited period of relevant perfor-mance history, we have set forth below information for certain similar accounts that are managed by the Funds' respective subadvisers. Each grouping of such accounts is referred to as a "composite." In the case of each account included in a composite, the total management fees and other operating expenses of the Fund (based upon management fee schedules and allocation rules currently in effect) have been substituted for the actual fees and expenses (other than bro-kerage and other transaction expenses) of the account. Also, except as specifi-cally noted below, each composite includes all of the investment company and other accounts of the subadviser that satisfy the following requirements:

 . they have been managed with investment objectives, policies, and strategies substantially similar to those used in managing the Fund, and

 . they are of sufficient size that their performance would be considered rele-vant to the owner of a variable contract investing in that Fund.

Some of the accounts in the composites were not registered investment companies and, therefore, were not subject to federal income tax and other legal require-ments applicable to such companies. Had such accounts been subject to such requirements, their performance could have been adversely affected. The perfor-mance figures in this Appendix do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contacts to be less than that shown below.

The graphs below show how the composite's total return has varied from year to year, while the tables show performance over time (along with a broad-based index for reference). All figures assume dividend reinvestment. Past perfor-mance does not indicate future results.

Small/Mid Cap CORE Composite (Corresponding to Small/Mid Cap CORE Fund)

The Small/Mid Cap CORE Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 4 accounts with total assets of $158 million.

             Year-by-year total returns -- calendar years

                                [CHART]

                          1996*         19.55%
                          1997          29.42%
                          1998          -0.52%
                          1999          21.54%

             * Composite inception April 1, 1996. 1996 total return is not annualized.

             Best quarter: up 17.87%, fourth quarter 1999 Worst quarter: down 20.71%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                           Composite Index
          1 year            21.54%   24.15%
          3 years           16.10%   15.72%
          Since inception   18.18%   15.96%

             Index:Russell 2500TM Index

Global Balanced Composite (Corresponding to Global Balanced Fund)

The Global Balanced Composite is an asset-weighted composite of all fully dis-cretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 4 accounts with total assets of $1.8 billion.

             Year-by-year total returns -- calendar years

                                 [CHART]

                             1995       24.85%
                             1996       14.15%
                             1997       10.75%
                             1998        8.71%
                             1999        1.60%

             Best quarter: up 8.34%, second quarter 1997 Worst quarter: down 5.13%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year     1.60%   14.32%
          3 years    6.95%   15.57%
          5 years   11.76%   15.48%

             Index:65% MSCI World Index/35% Salomon Brothers
             World Government Bond Index, Unhedged.

Emerging Markets Equity Composite (Corresponding to Emerging Markets Equity
Fund)

The Emerging Markets Equity Composite is an asset-weighted composite of all fully discretionary mutual fund accounts managed using a substantially similar investment strategy (excluding all separately managed accounts and the Emerging Markets Equity Fund). As of December 31, 1999, the composite included 12 accounts with total assets of $5.2 billion.

             Year-by-year total returns -- calendar years

                                 [CHART]

                              1995        -13.42%
                              1996         11.84%
                              1997         -2.41%
                              1998        -24.33%
                              1999        102.74%

             Best quarter: up 51.98%, fourth quarter 1999 Worst quarter: down 23.57%, second quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    102.74%  66.41%
          3 years    14.40%   3.18%
          5 years     7.71%   2.00%

             Index:MSCI Emerging Markets Free Index

Government/Corporate Bond Index Composite (Corresponding to Bond Index Fund)

The Government/Corporate Bond Index Composite is an asset-weighted composite of all fully discretionary accounts (excluding mutual funds) managed using a sub-stantially similar investment strategy. As of December 31, 1999, the composite included 5 accounts with total assets of $1.3 billion.

             Year-by-year total returns -- calendar years


                                    [CHART]

                             1995       18.87%
                             1996        2.54%
                             1997        9.70%
                             1998        9.41%
                             1999       -2.42%

             Best quarter: up 6.43%, second quarter 1995 Worst quarter: down 2.44%, first quarter 1996

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -2.42%   -2.15%
          3 years    5.41%    5.54%
          5 years    7.38%    7.60%

             Index:Lehman Brothers Government/Corporate Bond
             Index

Global Fixed Hedged Composite (Corresponding to Global Bond Fund)

The Global Fixed Hedged Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strat-egy. As of December 31, 1999, the composite included 2 accounts with total assets of $734 million.

             Year-by-year total returns -- calendar years

                                   [CHART]

                             1995         17.67%
                             1996          8.55%
                             1997          9.72%
                             1998         11.72%
                             1999         -1.36%

             Best quarter: up 5.92%, third quarter 1998 Worst quarter: down 1.59%, second quarter 1999

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -1.36%   0.72%
          3 years    6.54%   7.55%
          5 years    9.08%   9.76%

             Index:J. P. Morgan Global Government Bond Index,
             U.S. Dollar Hedged.

High Yield Bond Composite (Corresponding to High Yield Bond Fund)

The High Yield Bond Composite is an asset-weighted composite of all fully dis-cretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 13 accounts with total assets of $850 million.

             Year-by-year total returns -- calendar years

                                   [CHART]

                            1995         20.48%
                            1996         12.77%
                            1997         11.85%
                            1998         -0.17%
                            1999          4.13%

             Best quarter: up 6.18%, second quarter 1995 Worst quarter: down 7.91%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year     4.13%   2.39%
          3 years    5.15%   5.56%
          5 years    9.58%   9.31%

             Index:Lehman Brothers High Yield Bond Index.

For more information


 This prospectus            Two documents are           To request a free
 should be used             available that offer        copy of the current
 only with a vari-          further information         annual/semiannual
 able contract              on John Hancock             report or the SAI,
 prospectus.                Variable Series             please contact:
                            Trust I:

                            Annual/Semiannual           By mail:
                            Report to shareholders
                                                        John Hancock Variable
                            Includes financial          Series Trust I
                            statements, a dis-          John Hancock Place
                            cussion of the mar-         Boston, MA 02117
                            ket conditions and
                            investment strate-          By phone: 1-800-732-
                            gies that signifi-          5543
                            cantly affected per-
                            formance, and the           Or you may view or
                            auditors' report (in        obtain these docu-
                            the annual report           ments from the SEC:
                            only).
                                                        In person: at the
                            Statement of                SEC's Public Refer-
                            Additional                  ence Room in Wash-
                            Information (SAI)           ington, DC

                            The SAI contains            By phone: 1-800-SEC-
                            more detailed infor-        0330
                            mation on all
                            aspects of the              By mail: Public Refer-
                            funds.                      ence Section Securi-
                                                        ties and Exchange Com-
                            A current SAI has           mission
 John Hancock               been filed with the         Washington, DC
 Variable                   Securities and              20549-6009
 Series Trust I             Exchange Commission         (duplicating fee
 John Hancock               and is incorporated         required)
 Place                      by reference into
 Boston, Massachu-          (i.e., is legally a         On the
 setts 02117                part of) this pro-          Internet: www.sec.gov
                            spectus.
                                                        SEC File Num-
                                                        ber: 811-4490

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

MAY 1, 2000

Aggressive Balanced Fund
Equity Index Fund
Large Cap Value CORE Fund
Large Cap Aggressive Growth Fund
Large/Mid Cap Value Fund
Mid Cap Blend Fund
Mid Cap Growth Fund
Fundamental Mid Cap Growth Fund
Small/Mid Cap CORE Fund
Small/Mid Cap Value Fund
Small/Mid Cap Growth Fund
Small Cap Growth Fund
Global Balanced Fund
International Equity Fund
Short-Term Bond Fund
Bond Index Fund
High Yield Bond Fund

                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Contents

--------------------------------------------------------------------------------

John Hancock Variable Series Trust I ("Trust")

Overview                                       2

A fund-by-fund summary of goals, strategies and risks.

Your Investment Choices                        3
Aggressive Balanced Fund                       6
Equity Index Fund                              8
Large Cap Value CORE Fund                     10
Large Cap Aggressive Growth Fund              12
Large/Mid Cap Value Fund                      14
Mid Cap Blend Fund                            16
Mid Cap Growth Fund                           18
Fundamental Mid Cap Growth Fund               20
Small/Mid Cap CORE Fund                       22
Small/Mid Cap Value Fund                      24
Small/Mid Cap Growth Fund                     26
Small Cap Growth Fund                         28
Global Balanced Fund                          30
International Equity Fund                     32
Short-Term Bond Fund                          34
Bond Index Fund                               36
High Yield Bond Fund                          38

Policies and instructions for opening, maintaining and closing an account in any fund

Your Account                                  40
Investments in shares of the funds            40
Share price                                   40
Valuation                                     40
Conflicts                                     40

Further information on the funds

Funds' Expenses, Dividends and Taxes          41
Expenses                                      41
Dividends                                     41
Taxes                                         41

Further information on the Trust

Trust Business Structure                      42

Additional performance information

Appendix                                      43
For more information                  back cover

Overview

--------------------------------------------------------------------------------
FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on page 6. Each description provides the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Financial Highlights The fund's operating performance per share, measured year-by-year.
THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

 . John Hancock Life Insurance Company ("John Hancock"),

 . John Hancock Variable Life Insurance Company ("JHVLICO"), and

 . Investors Partner Life Insurance Company and its subsidiaries ("IPL").

In some variable contract forms, the Trust is referred to as the "Fund" or "Se-ries Fund" and the investment choices are referred to as "Portfolios."

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund. John Hancock is a Massa-chusetts stock life insurance company. On February 1, 2000, John Hancock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 1999, John Hancock managed approximately $127 billion, of which it owned over $71 billion. All of the funds shown in this prospectus have subadvisers.

Your Investment Choices

-------------------------------------------------------------------------------
The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. There are 17 of these funds available under your variable contract. Each fund has its own strategy and its own risk/reward profile. The funds can be broadly categorized as equity funds, balanced funds, bond funds, and international funds. Within these broad cate-gories, the funds can be further categorized as follows:

Equity Funds
Equity funds can be categorized in two ways--by capitalization and by invest-ment style.

Capitalization             Equity funds can be categorized by market capital-
                           ization, which is defined as the market value of all shares of a company's stock. The following def-initions for large, mid and small cap are based upon statistics at year-end 1999, but are adjusted periodically with broad equity market movements as represented by the Russell 3000(R) Index or other widely-recognized source of market capitalization data.
                           Adjustments are typically made on a quarterly basis, but in extraordinary circumstances may be made as frequently as monthly.

                           Large Cap Funds:
 . Equity Index Fund        These funds invest in large, well-established com-
                           panies that typically are very actively traded and
 . Large Cap Value CORE     provide more stable investment returns over time.
  Fund                     Large cap companies represent the 300 largest
                           stocks in the Russell 3000(R) Index. Each of those
 . Large Cap Aggressive     companies has a market capitalization greater than
  Growth Fund              $7.9 billion as of the end of 1999. Large cap funds
                           are appropriate for investors who want the least volatile investment returns within the overall equity markets.

                           Large/Mid Cap Funds:
 . Large/Mid Cap Value      These funds invest in large cap and mid cap compa-
  Fund nies. The capitalization of these funds can shift over time from primarily large cap to primarily mid cap or vice versa depending on where the manager identifies investment opportunities. These funds are generally more volatile than pure large cap funds, but generally less volatile than pure mid cap funds.

                           Mid Cap Funds:
 . Mid Cap Blend Fund       These funds invest in medium-sized, less estab-
                           lished companies that are less actively traded and
 . Mid Cap Growth Fund      provide more share price volatility over time than
                           large cap stocks. Mid cap companies represent the
 . Fundamental Mid Cap      250th to 1000th largest stocks in the Russell
  Growth Fund              3000(R) Index. Each of those companies has a market
                           capitalization between $1.4 billion and $9.7 bil-lion as of the end of 1999. Mid cap funds are appropriate for investors who are willing to accept more volatile investment returns within the overall equity markets with the potential reward of higher long-term returns.

                           Small/Mid Cap Funds:
 . Small/Mid Cap CORE Fund  These funds invest in mid cap and small cap compa-
                           nies. The capitalization of these funds can shift
 . Small/Mid Cap Value      over time from primarily mid cap to primarily small
  Fund cap or vice versa depending on where the manager identifies investment opportunities. These funds
 . Small/Mid Cap Growth     are generally more volatile than pure mid cap
  Fund funds, but generally less volatile than pure small cap funds.

                           Small Cap Funds:
 . Small Cap Growth Fund    These funds invest in small newly established com-
                           panies that are less actively traded and have a high level of share price volatility over time. Small cap companies represent the 2000 smallest stocks in the Russell 3000(R) Index. Each of those companies has a market capitalization of less than $1.4 billion as of the end of 1999. Small cap funds are appropriate for investors who are willing to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

Investment Style

                           Value Funds:
 . Large Cap Value CORE     Value funds invest in companies that are attrac-
  Fund                     tively priced, considering their asset and earnings
                           history. These stocks typically pay above average
 . Large/Mid Cap Value      dividends and have low stock prices relative to
  Fund                     measures of earnings and book value. Value funds
                           are appropriate for investors who want some divi-
 . Small/Mid Cap Value      dend income and the potential for capital gains,
  Fund                     but are less tolerant of share-price fluctuations.

                           Growth Funds:
 . Large Cap Aggressive     Growth funds invest in companies believed to have
Growth Fund                above-average prospects for capital growth due to
                           their strong earnings and revenue potential. Growth
 . Mid Cap Growth Fund      stocks typically have high stock prices relative to
                           measures of earnings and book value. Growth funds
 . Fundamental Mid Cap      are appropriate for investors who are willing to
  Growth Fund              accept more share-price volatility for the poten-
                           tial reward of higher long-term returns.
 . Small Mid/Cap Growth
  Fund

 . Small Cap Growth Fund

                           Blend Funds:
 . Equity Index Fund        Blend funds invest in both value and growth compa-
                           nies. Blend funds are appropriate for investors who
 . Mid Cap Blend Fund       seek both dividend and capital appreciation charac-
                           teristics.
 . Small/Mid Cap CORE Fund

Balanced Funds

 . Aggressive Balanced      Balanced funds invest in a combination of stocks
  Fund and bonds and actively manage the mix of stock and bonds within a target range. Domestic balanced
 . Global Balanced Fund     funds invest in U.S. stocks and bonds. Global bal-
                           anced funds invest in foreign and U.S. stocks and bonds.

Bond Funds
Bond funds can be categorized in two ways--by average maturity and by credit quality:

Average Maturity           Bond maturity is a key measure of interest rate
                           risk. A bond's maturity measures the time remaining until the bond matures, or until the repayment of the bond's principal comes due. The longer a bond's maturity, the more sensitive the bond's price is to changes in interest rates.

                           Short:
 . Short Term Bond Fund     These funds invest primarily in bonds with short
                           maturities, typically less than four years. These funds have less interest rate risk than intermedi-ate-term bond funds.

                           Intermediate:
 . Bond Index Fund          These funds invest in bonds of all maturities and
                           maintain an average maturity which is typically
 . High Yield Bond Fund     between four and ten years. These funds have more
                           interest rate risk than short-term bond funds.

Credit Quality             Credit quality is a measure of the ability of a
                           bond issuer to meet its financial obligations and repay principal and interest. High quality bonds have less credit risk than lower quality bonds.
                           Investment grade bonds typically have "high" or "medium" credit quality ratings (as defined below), while high-yield bonds have "low" credit quality ratings.

                           High:
 . Bond Index Fund          These funds focus on the highest-rated, most
                           creditworthy bonds and typically maintain an aver-age credit quality rating of AAA/Aaa or AA/Aa.

                           Medium:
 . Short Term Bond Fund     These funds invest in bonds of all credit quality
                           levels with a focus on high-rated investment grade bonds. These funds typically maintain an average credit quality rating of A or BBB/Baa.

                           Low:
 . High Yield Bond Fund     These funds invest primarily in lower rated bonds--
                           known as high yield or "junk" bonds. These funds typically maintain a below investment-grade average credit quality rating of BB/Ba or B.

International Funds
International funds invest primarily in securities markets outside the United States. Funds that invest primarily in the larger, well-established developed or industrialized markets around the world (like the International Equity Fund) have less foreign securities risk than funds that invest primarily in emerging markets.

 . International Equity Fund

                                --------------

In the following pages, any fund investment strategy that is stated as a per-centage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. The trustees of the Trust can change the investment goals and strategy of any fund without shareholder (i.e., contractowner) approval.

The financial highlights tables on the following pages detail the historical performance of each fund that had at least one full year of operations as of December 31, 1999, including total return information showing the increase or decrease of an investment in the fund each year (assuming reinvestment of all dividends and distributions). The "total investment return" shown for each fund does not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from con-tract to contract and are described in the variable contract prospectus to which this prospectus is attached. If the earliest period shown in the finan-cial highlights table is less than a full calendar year, the two "Ratios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turn-over rate" for that period have not been annualized.

In this prospectus, the term "stock" is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand refer-ence for debt obligations generally.

Aggressive Balanced Fund

GOAL AND STRATEGY

This is a balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a diversified mix of:

 . common stocks of large established U.S. companies, and

 . bonds with maturities generally greater than 12 months.

The manager makes ongoing decisions about the mix among stocks and bonds. The manager has a target mix of 75% in equities and 25% in bonds, but actively man-ages the mix within +/-10 percentage points of the target mix.

The manager selects stocks and bonds using a combination of proprietary research and quantitative tools. Stocks are purchased that are undervalued rel-ative to the stock's history and have improving earnings growth prospects. Bonds are purchased that are attractively priced and have cheap, predictable cash flows. The Fund is managed using risk control techniques that maintain risk and industry characteristics similar to the overall market.

The Fund normally invests its equity portion in 80 to 150 stocks, with at least 65% (usually higher) of its equity assets in large cap companies. The Fund may invest up to 20% of its bond assets in developed foreign countries (denominated in foreign currencies) and up to 15% of its bond assets in high yield bonds. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures and forwards, to adjust the Fund's average maturity relative to the Lehman Brothers Aggregate Bond Index and to implement currency strategies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

John C. Forelli
(equity)
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1990

Jeffrey B. Saef
(fixed income)
-----------------
Senior Vice President of subadviser
Joined team in 1994
Joined subadviser in 1994

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains certain performance information that is relevant to this Fund. The Appendix starts on page 43.

MAIN RISKS
Primary


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.


Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.


Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.


Market Allocation Risk: The allocation of the Fund's assets among major asset classes (i.e., stocks, bonds, and short-term debt securities) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.


Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.


Secondary


Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk.


Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.


Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                         1999**
Net asset value, beginning of period                             $ 10.00
Income from investment operations:
 Net investment income (loss)                                       0.06
 Net realized and unrealized gain (loss) on investments*            0.64
 Total from investment operations                                   0.70
Less distributions:
 Distributions from net investment income and capital paid in      (0.05)
 Distributions from net realized gain on investments sold          (0.03)
 Distributions in excess of income, capital paid in & gains          --
 Total distributions                                               (0.08)
Net asset value, end of period                                   $ 10.62
Total investment return                                             7.09%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $11,883
Ratio of expenses to average net assets (%)***                      0.78%
Ratio of net investment income (loss) to average net assets (%)     1.68%
Turnover rate (%)                                                  70.28%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.96% for the year ended December 31.

Equity Index Fund

GOAL AND STRATEGY

This is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

The manager employs a passive management strategy by normally investing in all 500 stocks included in the Index. The manager invests in each stock in roughly the same proportion as represented in the Index.

The manager seeks to replicate as closely as possible the aggregate risk char-acteristics and industry diversification of the Index.

The Fund normally invests in all 500 stocks in the Index, but has no predeter-mined number of stocks that it must hold. S&P may change the composition of the Index from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow.

The Fund may purchase other types of securities, for example: Standard & Poor's Depository Receipts (SPDRs), American Depository Receipts (ADRs), cash equiva-lents, and certain derivatives (investments whose value is based on indices or other securities).

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

State Street Bank and Trust Company
State Street Global Advisors Division
Two International Place
Boston, Massachusetts 02110

Managing since 1978
Managed approximately $667 billion in assets at the end of 1999

FUND MANAGERS

John A. Tucker
-----------------
Principal of subadviser
Joined subadviser in 1988

James B. May
-----------------
Principal of subadviser
Joined subadviser in 1989


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1997       32.79%
                               1998       28.45%
                               1999       21.08%


Best quarter: up 21.27%, fourth quarter 1998 Worst quarter: down 9.99%, third quarter 1998

Average annual total return -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        21.08% 21.04%
Life of fund  26.36% 26.79%

Index:S&P 500 Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's per-
  formance being different than that of the Index.
Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**      1997      1998      1999
Net asset value, beginning of period    $10.00    $11.10    $14.21    $17.70
Income from investment operations:
 Net investment income (loss)             0.15      0.24      0.25      0.27
 Net realized and unrealized gain
  (loss) on investments*                  1.26      3.41      3.76      3.41
 Total from investment operations         1.41      3.65      4.01      3.68
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.21)    (0.29)    (0.24)    (0.26)
 Distributions from net realized gain
  on investments sold                    (0.10)    (0.25)    (0.28)    (0.66)
 Distributions in excess of income,
  capital paid in & gains                  --        --        --        --
 Total distributions                    ($0.31)   ($0.54)   ($0.52)    (0.92)
Net asset value, end of period          $11.10    $14.21    $17.70    $20.46
Total investment return***               14.23%    32.79%    28.45%    21.08%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $14,650  $101,390  $232,578  $451,296
Ratio of expenses to average net
 assets (%)****                           0.00%     0.00%     0.00%     0.00%
Ratio of net investment income (loss)
 to average net assets (%)                2.74%     1.97%     1.59%     1.42%
Turnover rate (%)                        15.72%    64.56%    43.31%    55.24%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**    Fund began operations on May 1, 1996.
*** Includes the effect of a voluntary capital contribution from John Han-cock of $0.06 per share for the period ended 1996 and $0.04 per share for year ended 1997. The Total Investment Return without the capital contribution would have been 13.59% for the year ended 1996 and 32.47% for the year ended 1997.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61%, 0.65%, 0.34% and 0.22% for the years ended December 31, 1996, 1997, 1998 and 1999, respectively.

Large Cap Value CORE Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager selects stocks using a combination of quantitative techniques and fundamental equity research. The manager employs an investment process known as CORE, "Computer Optimized, Research-Enhanced," that employs a proprietary quan-titative model. The manager identifies stocks that have strong expected earn-ings growth and momentum and better valuation and risk characteristics than the Russell 1000 Value Index.

Stocks are purchased that have:

 . Low to modest valuation characteristics relative to general market measures, such as price/earnings ratio, book value and other fundamental accounting measures, and

 . favorable prospects for capital appreciation and/or dividend paying ability.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and industry characteristics similar to the Russell 1000(R) Value Index. The Fund is broadly diversified by industry.

The Fund normally invests in 100 to 250 stocks, with at least 65% (usually higher) of the Fund's assets in large cap companies. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), and cer-tain derivatives (investments whose value is based on indices or other securi-ties).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management
Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion
in assets at the end of 1999

FUND MANAGERS

Kent A. Clark
-----------------
Managing Director of subadviser
Joined subadviser in 1992

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1990

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains certain performance information that is relevant to this Fund. The Appendix starts on page 43.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach car-ries the risk that in certain markets large cap stocks will underperform small and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                      0.04
 Net realized and unrealized gain (loss) on investments*           0.31
 Total from investment operations                                  0.35
Less distributions:
 Distributions from net investment income and capital paid in     (0.04)
 Distributions from net realized gain on investments sold         (0.14)
 Distributions in excess of income, capital paid in & gains       (0.01)
 Total distributions                                              (0.19)
Net asset value, end of period                                   $10.16
Total investment return                                            3.58%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $6,371
Ratio of expenses to average net assets (%)***                     0.85%
Ratio of net investment income (loss) to average net assets (%)    1.13%
Turnover rate (%)                                                 30.90%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.17% for the years ended December 31.

Large Cap Aggressive Growth Fund

GOAL AND STRATEGY

This is a non-diversified large cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of large established U.S. com-panies that are believed to offer above-average potential for long-term growth in revenues and earnings.

The manager selects stocks using proprietary company-specific research that focuses on firms:

 . offering superior earnings growth that is not fully reflected in current mar-ket valuations,

 . having prospective earnings growth rates substantially above that of the S&P
  500, and

 . exhibiting strong management, superior industry positions and excellent bal-ance sheets.

The Fund employs aggressive investment strategies and invests most of its asset in a relatively small number of companies, with the 25 most highly regarded stocks representing at least 65% of the Fund's assets. The manager selects stocks without regard to any predefined industry or sector selection criteria.

The manager actively trades and adjusts the Fund's holdings to capitalize on market fluctuations. The manager typically:

 . increases investment in favored securities and reduces the number of holdings in declining markets, and

 . decreases investment in favored securities and increases the number of hold-ings in rising markets.

The Fund is a non-diversified fund, which means it can take larger positions in a smaller number of issuers. The Fund normally invests in 35 to 55 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, NY 10105

Managing, with predecessors, since 1971
Managed approximately $358 billion
in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

John H. Fogarty
-----------------
Vice president of subadviser
Joined subadviser in 1988
Began career in 1988

Alfred Harrison
-----------------
Vice chairman and Director of subadviser
Joined subadviser in 1978
Began career in 1962

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains certain performance information that is relevant to this Fund. The Appendix starts on page 43.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers and in a smaller number of issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that large cap stocks will underperform small cap and mid cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                     (0.01)
 Net realized and unrealized gain (loss) on investments*           2.03
 Total from investment operations                                  2.02
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.08)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.08)
Net asset value, end of period                                   $11.94
Total investment return                                           20.18%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $1,263
Ratio of expenses to average net assets (%)***                     1.08%
Ratio of net investment income (loss) to average net assets (%)   (0.39)%
Turnover rate (%)                                                 18.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.17% for the years ended December 31.

Large/Mid Cap Value Fund
GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry- specific valuation criteria.

The manager screens the investable universe for stocks with:

 . dividend yields greater than the Russell 1000(R) Value Index, and

 . price/book ratios lower than the Russell 1000(R) Value Index.

The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and industry weights similar to the Russell 1000(R) Value Index.

The Fund normally invests in 100 to 130 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion
in assets at the end of 1999

FUND MANAGERS
Management by Global Research Team overseen by:

Doris Dwyer Chu
-----------------
Vice President of subadviser
Joined subadviser in 1998
Partner and portfolio manager at Grantham, Mayo, Van Otterloo & Co. (1985-1998)

Laurie A. Gabriel
-----------------
Managing Partner of subadviser
Joined subadviser in 1976

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains certain performance information that is relevant to this Fund. The Appendix starts on page 43.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large /mid cap" approach carries the risk that large /mid cap stocks will underperform small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                      0.03
 Net realized and unrealized gain (loss) on investments*           0.45
 Total from investment operations                                  0.48
Less distributions:
 Distributions from net investment income and capital paid in     (0.03)
 Distributions from net realized gain on investments sold         (0.02)
 Distributions in excess of income, capital paid in & gains       (0.01)
 Total distributions                                              (0.06)
Net asset value, end of period                                   $10.42
Total investment return                                            4.72%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $6,101
Ratio of expenses to average net assets (%)***                     1.05%
Ratio of net investment income (loss) to average net assets (%)    0.94%
Turnover rate (%)                                                 23.03%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.42% for the year ended Decem-ber 31.

Mid Cap Blend Fund


GOAL AND STRATEGY

This is a mid cap stock fund that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation
  (i.e., "value" companies), and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The Fund is managed using risk control techniques that maintain risk and industry charac-teristics similar to the Russell Mid Cap(TM) Index.

The Fund normally invests in 100 to 150 stocks, with at least 65% (usually higher) of its assets in mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion
in assets at the end of 1999

FUND MANAGERS
Management by investment team
overseen by:

Coreen S. Kraysler, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1986

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains certain performance information that is relevant to this Fund. The Appendix starts on page 43.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "mid cap" approach carries the risk that in certain markets "mid cap" stocks will underperform "large cap" and "small cap" stocks. Also, the Fund's "blend" style carries the risk that in certain markets, "blend" styles will underperform "growth" and "value" styles.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                          1999
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                      0.03
 Net realized and unrealized gain (loss) on investments*           1.10
 Total from investment operations                                  1.13
Less distributions:
 Distributions from net investment income and capital paid in     (0.03)
 Distributions from net realized gain on investments sold         (0.40)
 Distributions in excess of income, capital paid in & gains          --
 Total distributions                                              (0.43)
Net asset value, end of period                                   $10.70
Total investment return                                           11.53%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $5,810
Ratio of expenses to average net assets (%)***                     0.85%
Ratio of net investment income (loss) to average net assets (%)    0.82%
Turnover rate (%)                                                 55.68%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.20% for the years ended December 31.

Mid Cap Growth Fund

GOAL AND STRATEGY

This is a non-diversified mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have earnings growth potential that may not be rec-ognized by the investment community. The manager selects stocks without regard to any pre- defined industry or sector selection criteria.

The manager looks for companies experiencing:

 . above-average growth relative to their peers or the general economy; and

 . positive change due to new product developments, improved regulatory environ-ment or a new management team.

The Fund is non-diversified, which means it can take larger positions in a smaller number of issuers. Based upon its current size and strategy, the Fund invests in 35 to 75 stocks, with at least 65% of its assets in mid cap compa-nies. The Fund normally has 15% or less of its assets in cash or cash equiva-lents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), foreign equity securities of developed countries, and certain derivatives (investments whose value is based on indices or other secu-rities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Janus Capital Corporation
100 Fillmore Street
Denver, Colorado 80206

Managing since 1970
Managed approximately $248 billion
in assets at the end of 1999

FUND MANAGER

James P. Goff
-----------------
Executive Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1988
Began career in 1985


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1997       16.66%
                               1998       39.07%
                               1999      118.31%


Best quarter: up 59.33%, fourth quarter 1999 Worst quarter: down 12.96%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund   Index
1 year        118.31% 51.29%
Life of fund   42.19% 25.51%

Index: Russell Mid Cap(TM) Growth Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers and in a smaller number of issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small cap and large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could be- come harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share Interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**     1997      1998       1999
Net asset value, beginning of period   $ 10.00  $ 10.22   $ 11.93   $  15.12
Income from investment operations:
 Net investment income (loss)             0.05    (0.02)    (0.09)     (0.19)
 Net realized and unrealized gain
  (loss) on investments*                  0.22     1.73      4.75      17.70
 Total from investment operations         0.27     1.71      4.66      17.51
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.05)     --      (0.15)       --
 Distributions from net realized gain
  on investments sold                      --       --      (1.32)     (3.41)
 Distributions in excess of income,
  capital paid in & gains                  --       --        --         --
 Total distributions                   $ (0.05)     --    $ (1.47)     (3.41)
Net asset value, end of period         $ 10.22  $ 11.93   $ 15.12   $  29.22
Total investment return                   2.69%   16.66%    39.07%    118.31%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $16,492  $40,235   $94,085   $452,937
Ratio of expenses to average net
 assets (%)***                            1.10%    1.10%     1.10%      0.93%
Ratio of net investment income (loss)
 to average net assets (%)                0.92%   (0.26)%   (0.64)%    (0.68)%
Turnover rate (%)                        71.25%  124.04%   137.01%    106.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.34%, 1.42% and 1.13% for the years ended December 31, 1996, 1997, and 1998, respectively.

Fundamental Mid Cap Growth Fund


GOAL AND STRATEGY

This is a mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using both proprietary equity research and external consensus earnings forecasts. Stocks are purchased that are believed to offer:

 . High rate of sustainable earnings growth of 15% plus,

 . revenue growth generated by operating results (unit volume); and

 .sustainable revenue growth of 10% plus.

The manager looks for companies with:

 . innovative management and strong leadership positions in unique market niches;

 . undiscovered and undervalued emerging growth opportunities; and,

 . new products and services.

The Fund's industry exposures are a result of stock selection as opposed to predetermined allocations.

The Fund normally invests in 60 to 80 stocks, with at least 65% (usually high-er) of its assets in mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

OppenheimerFunds, Inc.
Two World Trade Center
New York, New York, 10048

Managing since 1959
Managed approximately $120 billion
in assets at the end of 1999

FUND MANAGERS

Bruce Bartlett
-----------------
Senior Vice President of subadviser
Joined subadviser in 1995
Vice President of First of America
Investment Corp. (1986-1995)

James Fullerton Turner II
-----------------
Assistant Vice President of subadviser
Joined subadviser in 1996
Equity Analyst at First of America
Investment Corp. (1994-1996)

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "mid cap" approach carries the risk that mid cap stocks will underperform large cap and small cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                     (0.02)
 Net realized and unrealized gain (loss) on investments*           5.34
 Total from investment operations                                  5.32
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.90)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.90)
Net asset value, end of period                                   $14.42
Total investment return                                           54.57%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $9,175
Ratio of expenses to average net assets (%)***                     0.95%
Ratio of net investment income (loss) to average net assets (%)   (0.55)%
Turnover rate (%)                                                 61.66%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09% for the year ended Decem-ber 31.

Small/Mid Cap CORE Fund
GOAL AND STRATEGY

This is a small/mid cap stock fund that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small and mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation (i.e., "value" companies); and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of quantitative techniques and equity research. The manager employs an investment process known as CORE, "Com-puter Optimized, Research-Enhanced," that employs a proprietary quantitative model. Stocks are purchased that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 2500(TM) Index. The Fund is managed using risk control techniques to maintain risk, style, capitalization and industry characteristics similar to the Russell 2500(TM) Index.

The Fund normally invests in 200 to 600 stocks, with at least 65% (usually higher) of the Fund's assets in small cap and mid cap companies. The Fund nor-mally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), and cer-tain derivatives (investments whose value is based on indices or other securi-ties).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management Division of Goldman Sachs and Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion in assets at the end of 1999

FUND MANAGERS

Kent A. Clark
-----------------
Managing Director of subadviser
Joined subadviser in 1992

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1990


PAST PERFORMANCE


Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1999       20.54%


Best quarter: up 17.85%, second quarter 1999 Worst quarter: down 20.01%, fourth quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        20.54% 24.15%
Life of fund   5.13%  7.38%

Index: Russell 2500(TM) Index

(1) Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had unusually high turnover in 1999 and is expected to experience similar turnover in 2000. This higher than expected turnover is due to (i) the rela-tively small size of the Fund, which magnifies the effect of contributions and redemptions, and (ii) the high volatility of the market, which in 1999 resulted in the subadviser implementing procedures to reduce the Fund's tracking risk. Normally, the Fund's turnover rate will be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1998**     1999
Net asset value, beginning of period                         $10.00   $ 9.02
Income from investment operations:
 Net investment income (loss)                                   --      0.02
 Net realized and unrealized gain (loss) on investments*      (0.98)    1.77
 Total from investment operations                             (0.98)    1.79
Less distributions:
 Distributions from net investment income and capital paid
  in                                                            --     (0.03)
 Distributions from net realized gain on investments sold       --     (0.96)
 Distributions in excess of income, capital paid in & gains     --       --
 Total distributions                                            --     (0.99)
Net asset value, end of period                               $ 9.02   $ 9.82
Total investment return                                       (9.81)%  20.54%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $  556   $  840
Ratio of expenses to average net assets (%)***                 1.05 %   0.94 %
Ratio of net investment income (loss) to average net assets
 (%)                                                          (0.01)%   0.30 %
Turnover rate (%)                                             60.51 % 109.12 %

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 4.55% and 2.24% for the years ended December 31, 1998, and 1999, respectively.

Small/Mid Cap Value Fund
GOAL AND STRATEGY

This is a small/mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small and mid-sized U.S. companies that are believed to offer favorable prospects for capital appreciation.

The manager selects stocks using a combination of proprietary quantitative screening tools and fundamental equity research. The manager selects stocks that have:

 .  attractive valuation characteristics, using measures such as low price-
   /earnings and price/book ratios;

 .  strong business health, as measured by overall efficiency and profitability
   (return on assets and/or equity); and

 . business momentum, defined as a catalyst that the manager believes will trigger a near-term price increase.

The Fund is broadly diversified by sector. The Fund normally invests in 70 to 150 stocks, with at least 65% (usually higher) of its assets in small and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

The Boston Company Asset
Management, LLC
One Boston Place
Boston, Massachusetts 02108

Managing since 1970
Managed approximately $24 billion
in assets at the end of 1999

FUND MANAGERS
Management by investment team
overseen by:

Peter I. Higgins, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1988

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains perfor-mance information that is relevant to this Fund. The Appendix starts on page 43.

MAIN RISKS
Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                       --
 Net realized and unrealized gain (loss) on investments*           0.49
 Total from investment operations                                  0.49
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.36)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.36)
Net asset value, end of period                                   $10.13
Total investment return                                            5.08%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $  550
Ratio of expenses to average net assets (%)***                     1.05%
Ratio of net investment income (loss) to average net assets (%)   (0.12)%
Turnover rate (%)                                                 51.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61% for the year ended Decem-ber 31.

Small/Mid Cap Growth Fund

GOAL AND STRATEGY

This is a small/mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of small and mid-sized U.S. companies that are believed to offer above-average potential for growth in rev-enues and earnings.

The manager selects stocks using a combination of proprietary quantitative and qualitative equity research. Quantitative screening seeks to identify a group of high-quality companies with above-average growth characteristics relative to industry peers. Equity research seeks to identify individual companies from that group with a higher potential for long term earnings growth and capital appreciation.

The manager buys companies that seem attractive based on a combination of cri-teria, among others:

 . Superior historical earnings growth

 . Prospects for above-average growth

 . Attractive valuations

 . Strong market positions

 . Favorable new products

 . Superior management

The Fund is broadly diversified by industry sector. The Fund normally invests in 60 to 100 stocks, with at least 65% (usually higher) of its assets in small and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion
in assets at the end of 1999
Managing Fund since May 1, 1999

FUND MANAGER

Frank V. Wisneski
-----------------
Senior Vice President of subadviser
Joined subadviser in 1968

ASSOCIATE FUND MANAGER

John J. Harrington, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1995
Portfolio Manager at Munder Capital
Management (1991-1994)

PAST PERFORMANCE

The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable con-tracts. Such fees and charges would cause the investment returns under the con-tracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]
                               1995       35.96%
                               1996       30.33%
                               1997        3.44%
                               1998        5.61%
                               1999        5.15%


Best quarter: up 21.59%, fourth quarter 1998 Worst quarter: down 21.48%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund   Index
1 year         5.15% 57.36%
5 years       15.27% 29.03%
Life of fund  13.50% 25.49%

Index:Russell Mid Cap(TM) Growth Index (For periods through April 30, 1999) Russell 2500(TM) Growth Index (For period after pril 30, 1999)

(1) Began operations on May 1, 1994.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had a high turnover rate in 1999 because of a change in management and a change in the Fund's investment strategy. These changes required a restructur-ing of the Fund's investments. In future years, the Fund's turnover rate will normally be less than 100%.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated) The following financial highlights have been audited by Ernst & Young LLP.

Small/Mid Cap Growth Fund
-------------------------
Period ended December 31:             1995     1996     1997     1998     1999
Net asset value, beginning of
 period                             $ 9.94  $ 13.18  $ 16.52  $ 15.39  $ 15.94
Income from investment operations:
 Net investment income (loss)        (0.01)    0.02     0.01    (0.02)   (0.07)
 Net realized and unrealized gain
  (loss) on investments*              3.58     3.99     0.56     0.88     0.74
 Total from investment operations     3.57     4.01     0.57     0.86     0.67
Less distributions:
 Distributions from net investment
  income and capital paid in         (0.01)   (0.02)   (0.01)     --     (0.17)
 Distributions from net realized
  gain on investments sold           (0.32)   (0.65)   (1.69)   (0.31)   (2.41)
 Distributions in excess of
  Income, capital paid in & gains      --       --       --       --       --
 Total distributions                $(0.33) $ (0.67) $ (1.70) $ (0.31) $ (2.58)
Net asset value, end of period      $13.18  $ 16.52  $ 15.39  $ 15.94  $ 14.03
Total investment return              35.96%   30.33%    3.44%    5.61%    5.15%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                        $4,133  $11,749  $13,884  $12,129  $12,963
Ratio of expenses to average net
 assets (%)**                         1.00%    0.84%    0.85%    0.89%    0.85%
Ratio of net investment income
 (loss) to average net assets (%)   (0.11)%    0.18%    0.09%  (0.11)%   (0.27)%
Turnover rate (%)                   139.31%  217.84%  331.19%  162.21%   172.5%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.91% for the year ended December 31, 1995.

Small Cap Growth Fund
GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have rapid earnings growth that is not yet widely recognized by the investment community.

The manager looks for companies with:

 . demonstrated annual 20% earnings growth over 3 years and/or similar future growth expectations,

 . dominant market niche or poised to become market leaders, and

 . high quality senior management with coherent business strategies.

The Fund is highly diversified by sector and number of individual stocks. The Fund's sector weightings are broadly diversified and managed relative to those of the Russell 2000(R) Growth Index. The Fund normally invests in 150 to 220 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 5% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $33 billion
in assets at the end of 1999

FUND MANAGERS
Management by investment team
overseen by:

Bernice S. Behar, CFA
-----------------
Senior Vice President of
subadviser
Managed fund since 1996
(its inception)
Joined subadviser in 1991
Began career in 1986

PAST PERFORMANCE

The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the Fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable con-tracts. Such fees and charges would cause the investment returns under the con-tracts to be less than that shown below.

Year-by-year total returns--calendar years


                                    [GRAPH]
                               1997       14.26%
                               1998       14.49%
                               1999       70.38%


Best quarter: up 45.57%, fourth quarter 1999 Worst quarter: down 21.55%, third quarter 1998

Average annual total returns--for periods ending 12/31/99(/1/)

               Fund  Index
1 year        70.38% 43.09%
Life of fund  24.25% 13.65%

Index: Russell 2000(R) Growth Index

(1) Began operations on May 1, 1996.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated) The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**      1997      1998       1999
Net asset value, beginning of period   $ 10.00   $  9.93   $ 11.34   $  12.99
Income from investment operations:
 Net investment income (loss)             0.01     (0.02)    (0.05)     (0.21)
 Net realized and unrealized gain
  (loss) on investments*                 (0.06)     1.44      1.70       9.06
 Total from investment operations        (0.05)     1.42      1.65       8.85
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.02)    (0.01)      --         --
 Distributions from net realized gain
  on investments sold                      --        --        --       (2.72)
 Distributions in excess of income,
  capital paid in & gains                  --        --        --         --
 Total distributions                   $ (0.02)  $ (0.01)      --       (2.72)
Net asset value, end of period         $  9.93   $ 11.34   $ 12.99   $  19.12
Total investment return                  (0.50)%   14.26%    14.49%     70.38%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $20,633   $48,761   $74,849   $179,570
Ratio of expenses to average net
 assets (%)***                            1.00%     1.00%     1.00%      0.89%
Ratio of net investment income (loss)
 to average net assets (%)                0.12%    (0.28)%   (0.65)%    (0.70)%
Turnover rate (%)                        50.93%    86.23%   101.16%    113.11%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuations in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.55%, 1.12% and 1.05% for the years ended December 31, 1996, 1997, and 1998, respectively.

Global Balanced Fund
(Formerly International Balanced Fund)

GOAL AND STRATEGY

This is a non-diversified global balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a mix of:

 . U.S. and foreign common stocks of large companies within developed markets;
  and

 . U.S. and foreign investment grade bonds of issuers within developed markets with maturities generally greater than 12 months.

The manager makes ongoing decisions about the mix between stocks and bonds. The manager has a target mix of 65% stocks and 35% bonds, but actively manages the mix within (+/-) 10 percentage points of the target mix.

The Fund invests:

 . in at least 3 different countries, but normally invests in 10 to 20 coun-tries; and

 . no more than 10% of its assets in emerging market stocks and bonds.

The manager selects stocks and bonds using fundamental value analysis to iden-tify fairly priced investments with long-term sustainable cash flows. The man-ager determines fundamental value by focusing on:

 . current market prices relative to fundamental values;

 . broad-based indices for stocks, bonds, and markets; and

 . economic variables such as productivity, inflation and global competitive-ness.

The Fund is non-diversified, which means that it can take larger positions in a smaller number of issuers. However, the Fund normally invests in 125 to 250 stocks within the stock portion. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), high yield bonds, and certain derivatives (investments whose value is based on indices or other securities).

The manager actively uses derivatives, such as futures and forwards, to manage the Fund's average maturity relative to the Salomon Brothers World Government Bond Index Unhedged and to implement foreign currency strategies. Currency man-agement strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Brinson Partners, Inc.
209 South LaSalle Street
Chicago, Illinois 60604

Managing since 1974
Managed approximately $161 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Jeffrey Diermeier, CFA
-----------------
Managing Director, Global Equities, of subadviser
Joined subadviser in 1989
Began career in 1977

Denis S. Karnosky, Ph.D.
-----------------
Managing Director, Asset Allocation/Currency, of subadviser
Joined subadviser in 1989
Began career in 1967

Norman D. Cumming
-----------------
Managing Director, Global Fixed Income, of subadviser's affiliate UBS Brinson, Limited
Joined subadviser in 1989
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]
                               1997       2.65%
                               1998      17.99%
                               1999       5.11%


Best quarter: up 13.06%, fourth quarter 1998 Worst quarter: down 4.49%, fourth quarter 1997

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        5.11% 15.42%
Life of fund  8.71%  9.88%

Index: 65% MSCI World Index (Ex US) (Net of Withholding Taxes from a U.S. Tax
       Perspective)/35% Salomon Brothers Non-US Government Bond Index Unhedged (for periods through April 30, 2000)

   65% MSCI World Index (Net of Withholding Taxes From a U.S. Tax
   Perspective)/35% Salomon Brothers World Government Bond Index Unhedged (for periods after April 30, 2000)

(1)Began operations on May 1, 1996.

Note:See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Non-Diversified Fund Risk: The Fund's larger position in foreign government securities could produce more volatile performance relative to funds with smaller positions. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund signifi-cantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Market Allocation Risk: The allocation of the Fund's assets between the major asset classes (i.e., stocks and bonds) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's hold-ings in a class just prior to its experiencing a loss of value.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Turnover Risk. In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

High Yield Bond Risk. Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Global Balanced Fund (formerly
 International Balanced Fund)--Period
 ended December 31:                        1996**     1997     1998     1999
Net asset value, beginning of period      $ 10.00  $ 10.39  $ 10.11  $ 11.12
Income from investment operations:
 Net investment income (loss)                0.24     0.33     0.34     0.29
 Net realized and unrealized gain (loss)
  on investments*                            0.41    (0.05)    1.44     0.25
 Total from investment operations            0.65     0.28     1.78     0.54
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.24)   (0.34)   (0.35)   (0.35)
 Distributions from net realized gain on
  investments sold                          (0.02)   (0.22)   (0.42)   (0.44)
 Distributions in excess of income,
  capital paid in & gain                      --       --       --     (0.16)
 Total distributions                      $ (0.26) $ (0.56) $ (0.77) $ (0.95)
Net asset value, end of period            $ 10.39  $ 10.11  $ 11.12  $ 10.71
Total investment return                      6.73%    2.65%   17.99%    5.11%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $24,098  $25,420  $30,416  $31,577
Ratio of expenses to average net assets
 (%)***                                      1.10%    1.10%    1.10%    1.00%
Ratio of net investment income (loss) to
 average net assets (%)                      3.59%    3.18%    3.20%    2.73%
Turnover rate (%)                           22.21%   81.04%  103.55%  131.21%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.44%, 1.56%, 1.82%, and 1.31% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

International Equity Fund
GOAL AND STRATEGY

This is an international stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located primarily in developed countries outside of the U.S.

The manager selects stocks using proprietary equity research that identifies companies having:

 . strong market positions within their industry,

 . management with a history of excellence focusing on core businesses,

 . above average return on capital within their industry, and

 . demonstrated ability to create long-term shareholder value.

The manager determines the allocation among regions and countries using a com-bination of qualitative and quantitative inputs, including:

 . quantitative models to rank the relative attractiveness of each country/region based on valuation, credit risk and momentum, and

 . qualitative assessment of regional portfolio managers to adjust model results.

The Fund's industry exposures are largely the result of stock selection, although the Fund maintains broad industry representation. The Fund is managed using risk control techniques that maintain overall regional diversification. The Fund may either (i) employ foreign currency hedging techniques in order to maintain a neutral currency position to the benchmark or (ii) maintain the cur-rency exposure of the underlying equity investments.

The Fund invests in at least 3 different countries, but normally invests in 10 to 20 countries.

The Fund will invest no more than 10% of its assets in emerging market stocks.

The Fund normally invests in 120 to 180 stocks and normally has 10% or less of its assets in cash and cash equivalents.

The Fund also may purchase other types of securities, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Deposi-tory Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion
in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Shogo Maeda
-----------------
Managing Director of subadviser
Joined subadviser in 1994
Senior Portfolio Manager at Nomura Investment Management, Inc. (1987-1994)

Susan Noble
-----------------
Managing Director of subadviser
Joined subadviser in 1997
Portfolio Management Director at Fleming Investment Management (1986-1997)

Andrew Orchard
-----------------
Executive Director of subadviser
Joined subadviser in 1999
Portfolio Manager at Morgan Grenfell
Asset Management (1994-1999)

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                         1999**
Net asset value, beginning of period                             $ 10.00
Income from investment operations
 Net investment income (loss)                                       0.01
 Net realized and unrealized gain (loss) on investments*            2.12
 Total from investment operations                                   2.13
Less distributions:
 Distributions from net investment income and capital paid in      (0.01)
 Distributions from net realized gain on investment                (0.17)
 Distributions in excess of income, capital paid in & gains          --
 Total distributions                                               (0.18)
Net asset value, end of period                                   $ 11.95
Total investment return                                            21.49%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $12,430
Ratio of expenses to average net assets (%)***                      1.10%
Ratio of net investment income (loss) to average net assets (%)     0.21%
Turnover rate (%)                                                  26.76%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.71% for the year ended December 31.

Short-Term Bond Fund

GOAL AND STRATEGY

This is a short-term bond fund that seeks high income consistent with low share price fluctuation.

The Fund primarily invests in a diversified mix of short-term and intermediate-term investment grade debt securities including:

 . U.S. Treasury and Agency securities;

 . U.S. corporate bonds;

 . foreign corporate bonds of companies in developed countries (if dollar-denominated);

 . foreign government and agency securities of developed countries (if dollar denominated); and

 . mortgage-and asset-backed securities.

The manager selects bonds using a combination of proprietary research and quan-titative tools. Bonds are purchased that are attractively priced and that pro-vide cheap, predictable cash flows.

The Fund normally invests:

 . mostly in corporate bonds;

 . no more than 15% of its assets in high yield bonds; and

 . no more than 25% of its assets in foreign debt securities.

The Fund normally has:

 . an average maturity between one and three and a half years;

 . an average credit quality rating of "A" or higher; and

 . 10% or less of its assets in cash and cash equivalents.

The Fund only invests in securities that are rated at least BB- or Ba3 at time of purchase.

The Fund may purchase other types of securities, for example: certain deriva-tives (investments whose value is based on indexes or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

Jeffrey B. Saef
-----------------
Senior Vice President of subadviser
Joined subadviser in 1994
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]
                               1995       11.49%
                               1996        3.61%
                               1997        6.41%
                               1998        5.82%
                               1999        2.96%


Best quarter: up 3.87%, second quarter 1995 Worst quarter: down 0.42%, first quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        2.96% 3.62%
5 year        6.02% 6.95%
Life of fund  5.35% 6.30%

Index:Merrill Lynch 1-5 Year U.S. Government Bond Index (for periods through April 30,
   1998)
   65% Lehman Brothers 1-3 Year Corporate Bond Index/35% Lehman Brothers 1-3 Year Government Bond Index (for periods after April 30, 1998)

(1)Began operations on May 1, 1994.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.
Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment / Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securi-ties to be paid off substantially earlier than expected.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:             1995     1996     1997     1998     1999
Net asset value, beginning of
 period                            $  9.66  $ 10.23  $ 10.05  $ 10.08  $ 10.05
Income from investment
 operations:
 Net investment income (loss)         0.50     0.54     0.59     0.61     0.61
 Net realized and unrealized gain
  (loss) on investments*              0.59    (0.18)    0.03    (0.03)   (0.33)
 Total from investment operations     1.09     0.36     0.62    (0.58)    0.28
Less distributions:
 Distributions from net
  investment income and capital
  paid in                            (0.50)   (0.54)   (0.59)   (0.61)   (0.61)
 Distributions from net realized
  gain on investments sold           (0.02)     --       --       --       --
 Distributions in excess of
  income, capital paid in & gains      --       --       --       --       --
 Total distributions               $ (0.52) $ (0.54) $ (0.59) $ (0.61)   (0.61)
Net asset value, end of period     $ 10.23  $ 10.05  $ 10.08  $ 10.05  $  9.72
Total investment return              11.49%    3.61%    6.41%    5.82%    2.96%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)                          $17,911  $58,676  $51,120  $77,194  $68,844
Ratio of expenses to average net
 assets (%)**                         0.75%    0.75%    0.57%    0.53%    0.43%
Ratio of net investment income
 (loss) to average net assets (%)     5.52%    5.66%    5.67%    6.17%    6.25%
Turnover rate (%)                   109.77%   20.68%  108.29%  184.50%  100.04%

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.83% and 0.79% for the years ended December 31, 1995 and 1996, respectively.

Bond Index Fund

GOAL AND STRATEGY

This is a bond fund that seeks to track the performance of the Lehman Brothers Government / Corporate Bond Index.

The manager employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Index.

If the Fund reaches approximately $50 million in total assets, the manager will seek to match the performance of the Lehman Brothers Aggregate Bond Index, a broader market index that also includes mortgage-backed and asset-backed secu-rities.

Both of these Indexes consist of dollar-denominated investment grade securities with maturities greater than one year and outstanding par values of at least $150 million issued primarily by:

 . the U.S. Treasury and U.S. government agencies and instrumentalities;

 . foreign governments and agencies; and

 . U.S. and foreign corporations.

The manager selects securities to match, as closely as practical, the Index's duration, cash flow, sector, credit quality, callability, and other key perfor-mance characteristics. The Fund may hold some cash and cash equivalents, but is normally fully invested.
The Index composition may change from time to time. The manager may keep secu-rities that no longer meet the Index criteria as long as:

 . such "ineligible" securities plus cash and money market instruments are less than 20% of the Fund's assets; and

 . high yield securities are less than 5% of the Fund's assets.
--------------------------------------------------------------------------------
SUBADVISER

Mellon Bond Associates, LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

Managing since 1986
Managed approximately $50 billion in assets at the end of 1999

FUND MANAGERS

Management by investment team overseen by:

Gregory D. Curran, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1995
Began career in 1986
Vice President of Salomon Brothers (1986-1995)
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]
                               1999       -2.57%


Best quarter: up 5.35%, Fourth quarter 1998 Worst quarter: down 1.27%, first quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        -2.57% -2.15%
Life of fund   2.64%  2.96%

Index:Lehman Brothers Government/Corporate Bond Index

(1)Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's perfor-mance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1998**    1999
Net asset value, beginning of period                          $10.00  $10.19
Income from investment operations:
 Net investment income (loss)                                   0.42    0.63
 Net realized and unrealized gain (loss) on investments*        0.29   (0.89)
 Total from investment operations                               0.71   (0.26)
Less distributions:
 Distributions from net investment income and capital paid in  (0.42)  (0.61)
 Distributions from net realized gain on investments sold      (0.10)    --
 Distributions in excess of income, capital paid in & gains      --      --
 Total distributions                                           (0.52)  (0.61)
Net asset value, end of period                                $10.19  $ 9.32
Total investment return                                         7.20%  (2.57)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                   $2,748  $4,125
Ratio of expenses to average net assets (%)***                  0.40%   0.29%
Ratio of net investment income (loss) to average net assets
 (%)                                                            6.17%   6.56%
Turnover rate (%)                                              21.09%  17.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.71% and 0.35% for the years ended December 31, 1998, and 1999, respectively.

High Yield Bond Fund

GOAL AND STRATEGY

This is a high yield bond fund that seeks high income and growth in capital.

The Fund invests primarily in a diversified mix of high yield debt securities, commonly referred to as "junk bonds" (rated BB+/Ba1 or lower and their unrated equivalents), including:

 . corporate bonds, both U.S. and foreign (if dollar-denominated);

 . foreign government and agency securities (if dollar-denominated);

 . preferred stocks; and

 . convertible securities (convertible into common stocks or other equity inter-ests).

The manager will invest no more than 15% of the Fund's assets in emerging mar-ket countries (with below investment-grade sovereign debt). The Fund normally has 10% or less of its assets in cash and cash equivalents.

The manager seeks to purchase bonds with stable or improving credit quality before the market widely perceives the improvement. Purchase and sale decisions are primarily based upon the investment merits of the particular security.

The manager selects bonds using proprietary research, including:

 . quantitative analysis of historical financial data;

 . qualitative analysis of a company's future prospects; and

 . economic and industry analysis.

The Fund's average maturity depends on security selection decisions rather than interest rate decisions.

The Fund may purchase other types of securities, for example: equity securi-ties, high quality debt securities (short-term and otherwise), certain deriva-tives (investments whose value is based on indices or other securities), and debt securities denominated in foreign currencies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion in assets at the end of 1999

FUND MANAGER

Richard T. Crawford
-----------------
Vice President of subadviser
Joined subadviser in 1994
Began career in 1991

Manager draws upon the other members of the High Yield team, including:

Earl E. McEvoy
-----------------
Partner of subadviser
Joined subadviser in 1978
Began career in 1972

Catherine A. Smith
-----------------
Partner of subadviser
Joined subadviser in 1985
Began career in 1983

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year


                                    [GRAPH]
                               1999      5.13%


Best quarter: up 4.55%, fourth quarter 1998 Worst quarter: down 7.46%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        5.13% 2.39%
Life of fund  1.19% 0.31%

Index:Lehman Brothers High-yield Bond Index

(1)Began operations on May 1, 1998.

Note:See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

High Yield Bond Risk: High yield or junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price move-ments due to investor sentiment. In a down market, these high yield securities may become harder to value or to sell at a fair price.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1998**      1999
Net asset value, beginning of period                         $ 10.00   $  9.23
Income from investment operations:
 Net investment income (loss)                                   0.46      0.72
 Net realized and unrealized gain (loss) on investments*       (0.76)    (0.26)
 Total from investment operations                              (0.30)     0.46
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.46)    (0.70)
 Distributions from net realized gain on investments sold      (0.01)      --
 Distributions in excess of income, capital paid in & gains      --        --
 Total distributions                                           (0.47)    (0.70)
Net asset value, end of period                               $  9.23   $  8.99
Total investment return                                        (2.98)%    5.13%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $14,789   $19,921
Ratio of expenses to average net assets (%)***                  0.90%     0.80%
Ratio of net investment income (loss) to average net assets
 (%)                                                            7.43%     7.94%
Turnover rate (%)                                              17.67%    38.62%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.03% and 1.04% for the years ended December 31, 1998, and 1999, respectively.

Your Account

Investments in shares of the funds

Each fund sells its shares directly to separate accounts of John Hancock, JHVLICO and IPL to fund variable contracts. Each fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

 . instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a con-tract), and

 . the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

 . refuse a buy order if the adviser believes it would disrupt management,

 . suspend a fund's offer of shares, or

 . suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

Each fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its NAV:

 . by dividing its net assets by the number of its outstanding shares,

 . once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Conse-quently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Valuation

Each of the funds values securities based on:

 . market quotations,

 . amortized cost,

 . valuations of independent pricing services, or

 . fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

 . market quotations are not readily available, or

 . the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemp-tion proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses, Dividends and Taxes

Expenses

The advisory fee paid by each of the following funds to the adviser last year was:



  Funds                                       % of net assets

  Aggressive Balanced                              0.68%
  Equity Index                                     0.14%
  Large Cap Value CORE                             0.75%
  Large Cap Aggressive Growth                      0.98%
  Large/Mid Cap Value                              0.95%
  Mid Cap Blend                                    0.75%
  Mid Cap Growth                                   0.83%
  Fundamental Mid Cap Growth                       0.85%
  Small/Mid Cap CORE                               0.80%
  Small/Mid Cap Value                              0.95%
  Small/Mid Cap Growth                             0.75%
  Small Cap Growth                                 0.75%
  Global Balanced                                  0.85%
  International Equity                             1.00%
  Short-Term Bond                                  0.30%
  Bond Index                                       0.15%
  High Yield Bond                                  0.65%

The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser. The adviser has agreed to limit each fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and tax-es) to not more than .10 percent of the fund's average daily net assets.


Dividends

Each fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

Each fund declares and pays dividends monthly.

Funds generally declare capital gains distributions annually.

Taxes

Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

 . avoid federal income tax and excise tax, and

 . assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire vari-ous service providers to carry out the Trust's operations.


                                    Variable
                                 Contractowners


                                 John Hancock,
                                JHVLICO and IPL
                               Separate Accounts


                                   The Trust
                              Trustees oversee the
                             Trust's investment and
                              business activities.

          Investment Adviser                        Custodian
          John Hancock Life                State Street Bank and Trust
          Insurance Company                          Company


         Manages the Trust's                Holds the Trust's assets,
       investment and business                  settles all Trust
             activities.                   trades and collects most of
                                                  the valuation
                                           data required for calculat-
                                                 ing the Trust's
                                                       NAV.

                                  Subadvisers

      Alliance Capital Management, LLP        John Hancock Advisers,
      The Boston Company Asset Management, LLCInc.
      Brinson Partners, Inc.                  Mellon Bond Associates,
      Goldman Sachs Asset Management.         LLP
      Independence Investment Associates, Inc.OppenheimerFunds, Inc.
      Janus Capital Corporation               State Street Global
                                              Advisers
                                              Wellington Management
                                              Company, LLP

                      Provide management to various funds.

APPENDIX

Additional Performance Information

The "Past Performance" information shown earlier in this prospectus for certain of the Funds may not be sufficient for you to make a complete assessment of the risks and potential rewards of investing in those Funds. The Aggressive Bal-anced Fund, the Large Cap Value CORE Fund, the Large Cap Aggressive Growth Fund, the Large/Mid Cap Value Fund, the Mid Cap Blend Fund, and the Small/Mid Cap Value Fund only began operations on August 31, 1999. The Small/Mid Cap CORE Fund, the Bond Index Fund, and the High Yield Bond Fund only began operations on May 1, 1998. Finally, the Global Balanced Fund and the Small/Mid Cap Growth Fund each implemented a significant change in strategy as of May 1, 2000, and May 1, 1999, respectively.

Since each of these Funds has at best a very limited period of relevant perfor-mance history, we have set forth below information for certain similar accounts that are managed by the Funds' respective subadvisers. Each grouping of such accounts is referred to as a "composite." In the case of each account included in a composite, the total management fees and other operating expenses of the Fund (based upon management fee schedules and allocation rules currently in effect) have been substituted for the actual fees and expenses (other than bro-kerage and other transaction expenses) of the account. Also, except as specifi-cally noted below, each composite includes all of the investment company and other accounts of the subadviser that satisfy the following requirements:

 . they have been managed with investment objectives, policies, and strategies substantially similar to those used in managing the Fund, and

 . they are of sufficient size that their performance would be considered rele-vant to the owner of a variable contract investing in that Fund.

Some of the accounts in the composites were not registered investment companies and, therefore, were not subject to federal income tax and other legal require-ments applicable to such companies. Had such accounts been subject to such requirements, their performance could have been adversely affected. The perfor-mance figures in this Appendix do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contacts to be less than that shown below.
The graphs below show how the composite's total return has varied from year to year, while the tables show performance over time (along with a broad-based index for reference). All figures assume dividend reinvestment. Past perfor-mance does not indicate future results.

Aggresive Balanced Composite (Corresponding to Aggressive Balanced Fund)

The Aggressive Balanced Composite represents the following blend of two other composites: 75% Diversified Core Equity Composite and 25% Active Core Bond Com-posite. Each composite is asset-weighted and contains all fully discretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the Diversified Core Equity Composite included 97 accounts with total assets of $8.9 billion, and the Active Core Bond Composite included 9 accounts with total assets of $1.1 billion.

             Year-by-year total returns -- calendar years



                                    [GRAPH]
                               1996*      15.43%
                               1997       25.08%
                               1998       24.84%
                               1999       10.06%

             * Composite inception January 1, 1996.

             Best quarter: up 18.04%, fourth quarter 1998 Worst quarter: down 8.43%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                           Composite Index
          1 Year            10.06%   15.34%
          3 Years           19.78%   22.06%
          Since inception   18.68%   21.03%

             Index:75% S&P 500/25% Lehman Brothers Aggregate Bond

Large Cap Value CORE Composite (Corresponding to Large Cap Value CORE Fund)

The Large Cap Value CORE Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 6 accounts with total assets of $668 million.


             Year-by-year total returns -- calendar years



                                    [GRAPH]
                               1995       37.08%
                               1996       26.03%
                               1997       32.21%
                               1998       11.01%
                               1999        7.29%


             Best quarter: up 16.09%, fourth quarter 1998 Worst quarter: down 15.92%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year     7.29%    7.35%
          3 years   16.34%   18.83%
          5 years   22.16%   23.07%

             Index:Russell 1000(R) Value Index

Large Cap Aggressive Growth Composite (Corresponding to Large Cap Aggressive Growth Fund)

The Large Cap Aggressive Growth Composite is an asset-weighted composite of all fully discretionary accounts (excluding mutual funds) managed using a substan-tially similar investment strategy. As of December 31, 1999, the composite included 245 accounts with total assets of $47.8 billion.

             Year-by-year total returns -- calendar years




                                    [GRAPH]
                               1995       38.60%
                               1996       22.37%
                               1997       36.27%
                               1998       50.75%
                               1999       31.82%


             Best quarter: up 30.82%, fourth quarter 1998 Worst quarter: down 11.51%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    31.82%   33.16%
          3 years   39.38%   34.07%
          5 years   35.65%   32.41%

             Index:Russell 1000(R) Growth Index

Large/Mid Cap Value Composite (Corresponding to Large/Mid Cap Value Fund)

The Large/Mid Cap Value Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 3 accounts with total assets of $869 million.

             Year-by-year total returns -- calendar years


                                    [GRAPH]
                               1995       7.14%
                               1996      15.17%
                               1997      28.29%
                               1998       4.76%
                               1999      10.03%

             * Composite inception October 1, 1995. 1995 total return is not annualized.

             Best quarter: up 19.41%, fourth quarter 1998 Worst quarter: down 11.35%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    10.03%    7.35%
          3 years   13.93%   18.83%
          5 years   15.20%   20.08%

             Index:Russell 1000(R) Value Index


Mid Cap Diversified Equity Composite (Corresponding to Mid Cap Blend Fund)

The Mid Cap Diversified Equity Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantally similar investment strategy. As of December 31, 1999, the composite included 8 accounts with total assets of $407 million.

             Year-by-year total returns -- calendar years


                                    [GRAPH]
                               1995       7.14%
                               1996      15.17%
                               1997      28.29%
                               1998       4.76%
                               1999      10.03%


             Best quarter: up 18.82%, fourth quarter 1998 Worst quarter: down 16.30%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year     8.40%   18.23%
          3 years   18.40%   18.86%
          5 years   21.14%   21.86%

             Index:Russell Mid Cap(TM) Index

Small/Mid Cap CORE Composite (Corresponding to Small/Mid Cap CORE Fund)

The Small/Mid Cap CORE Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 4 accounts with total assets of $158 million.

             Year-by-year total returns -- calendar years


             * Composite inception April 1, 1996. 1996 total return is not annualized.

             Best quarter: up 17.87%, fourth quarter 1999 Worst quarter: down 20.71%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                           Composite Index
          1 year            21.54%   24.15%
          3 years           16.10%   15.72%
          Since inception   18.18%   15.96%

             Index:Russell 2500TM Index


Premier Value Composite (Corresponding to Small/Mid Cap Value Fund)

The Premier Value Composite is an asset-weighted composite of all fully discre-tionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 21 accounts with total assets of $1.27 billion.


             Year-by-year total returns -- calendar years



                                    [GRAPH]
                               1995       39.47%
                               1996       32.77%
                               1997       28.53%
                               1998       -2.82%
                               1999       27.61%


             Best quarter: up 28.32%, second quarter 1999 Worst quarter: down 27.05%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    27.61%    1.49%
          3 years   16.81%    9.83%

          5 years   24.17%   16.01%

             Index:Russell 2500TM Index

Small/Mid Cap Growth Composite (Corresponding to Small/Mid Cap Growth Fund)

The Small/Mid Cap Growth Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 31 accounts with total assets of $1.9 billion.

             Year-by-year total returns -- calendar years



                                    [GRAPH]
                               1995       30.68%
                               1996       19.23%
                               1997       26.82%
                               1998       13.97%
                               1999       -1.65%


             Best quarter: up 22.51%, fourth quarter 1998 Worst quarter: down 15.81%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -1.65%   55.48%
          3 years   12.44%   22.53%
          5 years   17.24%   23.10%

             Index:Russell 2500TM Growth Index


Global Balanced Composite (Corresponding to Global Balanced Fund)

The Global Balanced Composite is an asset-weighted composite of all fully dis-cretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 4 accounts with total assets of $1.8 billion.

             Year-by-year total returns -- calendar years



                                    [GRAPH]

                               1995       24.85%
                               1996       14.15%
                               1997       10.75%
                               1998        8.71%
                               1999        1.60%


             Best quarter: up 8.34%, second quarter 1997 Worst quarter: down 5.13%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year     1.60%   14.32%
          3 years    6.95%   15.57%
          5 years   11.76%   15.48%

             Index:65% MSCI World Index/35% Salomon Brothers
             World Government Bond Index, Unhedged.

Government/Corporate Bond Index Composite (Corresponding to Bond Index Fund)

The Government/Corporate Bond Index Composite is an asset-weighted composite of all fully discretionary accounts (excluding mutual funds) managed using a sub-stantially similar investment strategy. As of December 31, 1999, the composite included 5 accounts with total assets of $1.3 billion.

             Year-by-year total returns -- calendar years



                                    [GRAPH]

                              1995        18.87%
                              1996         2.54%
                              1997         9.70%
                              1998         9.41%
                              1999        -2.42%


             Best quarter: up 6.43%, second quarter 1995 Worst quarter: down 2.44%, first quarter 1996

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -2.42%   -2.15%
          3 years    5.41%    5.54%
          5 years    7.38%    7.60%

             Index:Lehman Brothers Government/Corporate Bond
             Index


High Yield Bond Composite (Corresponding to High Yield Bond Fund)

The High Yield Bond Composite is an asset-weighted composite of all fully dis-cretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 13 accounts with total assets of $850 million.

             Year-by-year total returns -- calendar years



                                    [GRAPH]
                               1995       20.48%
                               1996       12.77%
                               1997       11.85%
                               1998       -0.17%
                               1999        4.13%


             Best quarter: up 6.18%, second quarter 1995 Worst quarter: down 7.91%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year     4.13%   2.39%
          3 years    5.15%   5.56%
          5 years    9.58%   9.31%

             Index:Lehman Brothers High Yield Bond Index.

For more information


 This prospectus            Two documents are           To request a free
 should be used             available that offer        copy of the current
 only with a vari-          further information         annual/semiannual
 able contract              on John Hancock             report or the SAI,
 prospectus.                Variable Series             please contact:
                            Trust I:
                                                        By mail:
                            Annual/Semiannual
                            Report to shareholders      John Hancock Variable
                                                        Series Trust I
                            Includes financial          John Hancock Place
                            statements, a dis-          Boston, MA 02117
                            cussion of the mar-
                            ket conditions and          By phone: 1-800-732-
                            investment strate-          5543
                            gies that signifi-
                            cantly affected per-        Or you may view or
                            formance, and the           obtain these docu-
                            auditors' report (in        ments from the SEC:
                            the annual report
                            only).                      In person: at the
                                                        SEC's Public Refer-
                            Statement of                ence Room in Wash-
                            Additional                  ington, DC
                            Information (SAI)
                                                        By phone: 1-800-SEC-
                            The SAI contains            0330
                            more detailed infor-
                            mation on all               By mail: Public Refer-
                            aspects of the              ence Section Securi-
                            funds.                      ties and Exchange Com-
                                                        mission
                            A current SAI has           Washington, DC
                            been filed with the         20549-6009
 John Hancock               Securities and              (duplicating fee
 Variable                   Exchange Commission         required)
 Series Trust I             and is incorporated
 John Hancock               by reference into           On the
 Place                      (i.e., is legally a         Internet: www.sec.gov
 Boston, Massachu-          part of) this pro-
 setts 02117                spectus.                    SEC File Num-
                                                        ber: 811-4490

VSTPRO-R

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.
JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

MAY 1, 2000

Managed Fund
Growth & Income Fund
Equity Index Fund
Large Cap Value Fund
Large Cap Growth Fund
Mid Cap Value Fund
Mid Cap Growth Fund
Real Estate Equity Fund
Small/Mid Cap CORE Fund
Small/Mid Cap Growth Fund
Small Cap Value Fund
Small Cap Growth Fund
Global Equity Fund
Global Balanced Fund
International Equity Index Fund
International Opportunities Fund
Emerging Markets Equity Fund
Short-Term Bond Fund
Bond Index Fund
Active Bond Fund
Global Bond Fund
High Yield Bond Fund
Money Market Fund
                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Contents

--------------------------------------------------------------------------------
John Hancock Variable Series Trust I ("Trust")

Overview                                     2

Your Investment Choices                      3

A fund-by-fund summary of goals, strategies and risks.

Managed Fund                                 6
Growth & Income Fund                         8
Equity Index Fund                           10
Large Cap Value Fund                        12
Large Cap Growth Fund                       14
Mid Cap Value Fund                          16
Mid Cap Growth Fund                         18
Real Estate Equity Fund                     20
Small/Mid Cap CORE Fund                     22
Small/Mid Cap Growth Fund                   24
Small Cap Value Fund                        26
Small Cap Growth Fund                       28
Global Equity Fund                          30
Global Balanced Fund                        32
International Equity Index Fund             34
International Opportunities Fund            36
Emerging Markets Equity Fund                38
Short-Term Bond Fund                        40
Bond Index Fund                             42
Active Bond Fund                            44
Global Bond Fund                            46
High Yield Bond Fund                        48
Money Market Fund                           50

Policies and instructions for opening, maintaining and closing an account in any fund

Your Account                                52
Investments in shares of the funds          52
Share price                                 52
Valuation                                   52
Conflicts                                   52

Further information on the funds

Funds' Expenses                             53
Dividends and Taxes                         53
Dividends                                   53
Taxes                                       53

Further information on the Trust

Trust Business Structure                    54

Additional performance information

Appendix                                    55
For more information                back cover

Overview

--------------------------------------------------------------------------------
FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on page 6. Each description provides the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Financial Highlights The fund's operating performance per share, measured year-by-year.
THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

 . John Hancock Life Insurance Company ("John Hancock"),

 . John Hancock Variable Life Insurance Company ("JHVLICO"), and

 . Investors Partner Life Insurance Company and its subsidiaries ("IPL").

In some variable contract forms, the Trust is referred to as the "Fund" or "Se-ries Fund" and the investment choices are referred to as "Portfolios."

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund. John Hancock is a Massa-chusetts stock life insurance company. On February 1, 2000, John Hancock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 1999, John Hancock managed approximately $127 billion, of which it owned over $71 billion. Most of the funds have subadvisers.

Your Investment Choices

-------------------------------------------------------------------------------
The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. There are 23 funds available under your variable contract. Each fund has its own strategy and its own risk/reward profile.The funds can be broadly categorized as equity funds, balanced funds, bond funds, and international/global funds. Within these broad categories, the funds can be further categorized as follows:

Equity Funds
Equity funds can be categorized in two ways--by capitalization and by invest-ment style.

Capitalization             Equity funds can be categorized by market capital-
                           ization, which is defined as the market value of all shares of a company's stock. The following def-initions for large, mid and small cap are based upon statistics at year-end 1999, but are adjusted periodically with broad equity market movements as represented by the Russell 3000(R) Index or other widely-recognized source of market capitalization data. Adjustments are typically made on a quarterly basis, but in extraordinary circumstances may be made as frequently as monthly.

                           Large Cap Funds:

 . Growth & Income Fund     These funds invest in large, well-established com-
                           panies that typically are very actively traded and
 . Equity Index Fund        provide more stable investment returns over time.
                           Large cap companies represent the 300 largest
 . Large Cap Value Fund     stocks in the Russell 3000(R) Index. Each of those
                           companies has a market capitalization greater than
 . Large Cap Growth Fund    $7.9 billion as of the end of 1999. Large cap funds
                           are appropriate for investors who want the least volatile investment returns within the overall equity markets.

                           Mid Cap Funds:

 . Mid Cap Value Fund       These funds invest in medium-sized, less estab-
                           lished companies that are less actively traded and
 . Mid Cap Growth Fund      provide more share price volatility over time than
                           large cap stocks. Mid cap companies represent the
 . Small/Mid Cap CORE Fund  250th to 1000th largest stocks in the Russell
                           3000(R) Index. Each of those companies has a market
 . Small Mid/Cap Growth     capitalization between $1.4 billion and $9.7 bil-
  Fund lion as of the end of 1999. Mid cap funds are appropriate for investors who are willing to accept
 . Real Estate Equity Fund  more volatile investment returns within the overall equity markets with the potential reward of higher long-term returns.

                           Small Cap Funds:

 . Small Cap Value Fund     These funds invest in small newly established com-
                           panies that are less actively traded and have a
 . Small Cap Growth Fund    high level of share price volatility over time.
                           Small cap companies represent the 2000 smallest stocks in the Russell 3000(R) Index. Each of those companies has a market capitalization of less than $1.4 billion as of the end of 1999. Small cap funds are appropriate for investors who are willing to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

Investment Style
                           Value Funds:

 . Large Cap Value Fund     Value funds invest in companies that are attrac-
                           tively priced, considering their asset and earnings
 . Mid Cap Value Fund       history. These stocks typically pay above average
                           dividends and have low stock prices relative to
 . Small Cap Value Fund     measures of earnings and book value. Value funds
                           are appropriate for investors who want some divi-
 . Real Estate Equity Fund  dend income and the potential for capital gains, but are less tolerant of share-price fluctuations.

                           Growth Funds:

 . Large Cap Growth Fund    Growth funds invest in companies believed to have
                           above-average prospects for capital growth due to
 . Mid Cap Growth Fund      their strong earnings and revenue potential. Growth
                           stocks typically have high stock prices relative to
 . Small Mid/Cap Growth     measures of earnings and book value. Growth funds
  Fund are appropriate for investors who are willing to accept more share-price volatility for the poten-
 . Small Cap Growth Fund    tial reward of higher long-term returns.

 . Growth & Income Fund     Blend Funds:

 . Equity Index Fund        Blend funds invest in both value and growth compa-
                           nies. Blend funds are appropriate for investors who
 . Small/Mid Cap CORE       seek both dividend and capital appreciation charac-
  Fund                     teristics.

Balanced Funds             Balanced funds invest in a combination of stocks
                           and bonds and actively manage the mix of stock and
 . Managed Fund             bonds within a target range. Domestic balanced
                           funds invest in U.S. stocks and bonds. Global bal-
 . Global Balanced Fund     anced funds invest in foreign and U.S. stocks and
                           bonds.

Bond Funds
Bond funds can be categorized in two ways--by average maturity and by credit quality:

Average Maturity           Bond maturity is a key measure of interest rate
                           risk. A bond's maturity measures the time remaining until the bond matures, or until the repayment of the bond's principal comes due. The longer a bond's maturity, the more sensitive the bond's price is to changes in interest rates.

                           Short:

 . Money Market Fund        These funds invest primarily in bonds with short
                           maturities, typically less than four years. These
 . Short Term Bond          funds have less interest rate risk than intermedi-
  Fund                     ate-term bond funds.

                           Intermediate:

 . Bond Index Fund          These funds invest in bonds of all maturities and
                           maintain an average maturity which is typically
 . Active Bond Fund         between four and ten years. These funds have more
                           interest rate risk than short-term bond funds.
 . Global Bond Fund

 . High Yield Bond Fund

Credit Quality             Credit quality is a measure of the ability of a
                           bond issuer to meet its financial obligations and repay principal and interest. High quality bonds have less credit risk than lower quality bonds.
                           Investment grade bonds typically have "high" or "medium" credit quality ratings (as defined below), while high-yield bonds have "low" credit quality ratings.

                           High:

 . Money Market Fund        These funds focus on the highest-rated, most
                           creditworthy bonds and typically maintain an aver-
 . Bond Index Fund          age credit quality rating of AAA/Aaa or AA/Aa.

 . Global Bond Fund

                           Medium:
 . Short Term Bond Fund     These funds invest in bonds of all credit quality
                           levels with a focus on high-rated investment grade
 . Active Bond Fund         bonds. These funds typically maintain an average
                           credit quality rating of A or BBB/Baa.

                           Low:
 .  High Yield Bond         These funds invest primarily in lower rated bonds--
   Fund known as high yield or "junk" bonds. These funds typically maintain a below investment-grade average credit quality rating of BB/Ba or B.

International/Global Equity Funds
International funds invest primarily in securities markets outside the United States. Global funds invest both in the United States and abroad. These funds can be categorized by the types of markets they invest in.

                           Developed Markets:
 . Global Equity Fund       These funds invest primarily in the larger, well-
                           established developed or industralized markets
 . International            around the world. These funds have less foreign
  Equity Index Fund        securities risk than emerging market funds.

 . International
  Opportunities Fund

                           Emerging Markets:
 . Emerging Markets         These funds invest primarily in developing or
  Equity Fund              emerging markets and have more foreign securities
                           risk than funds that invest primarily in well-established, developed markets.

                                --------------

In the following pages, any fund investment strategy that is stated as a per-centage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. The trustees of the Trust can change the investment goals and stragtegy of any fund without shareholder (i.e., contractowner) approval.

The financial highlights tables on the following pages detail the historical performance of each fund, including total return information showing the increase or decrease of an investment in the fund each year (assuming rein-vestment of all dividends and distributions). The "total investment return" shown for each fund does not reflect the expenses and charges of the applica-ble separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable con-tract prospectus to which this prospectus is attached. If the earliest period shown in the financial highlights table is less than a full calendar year, the two "Ratios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turnover rate" for that period have not been annualized.

In this prospectus, the term "stock"' is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand refer-ence for debt obligations generally.

Managed Fund

GOAL AND STRATEGY

This is a balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a diversified mix of:

 . common stocks of large established U.S. companies;

 . bonds with maturities generally greater than 12 months; and

 . money market and other short-term debt securities with maturities generally not greater than 12 months.

The manager makes ongoing decisions about the mix between stocks and bonds. The Manager has a target mix of 60% in equities and 40% in bonds, but actively man-ages the mix within (+/-) 10 percentage points of the target mix.

The manager selects stocks and bonds using a combination of proprietary research and quantitative tools. Stocks are purchased that are undervalued rel-ative to the stock's history and have improving earnings growth prospects. Bonds are purchased that are attractively priced and have cheap, predictable cash flows. The Fund is managed using risk control techniques that maintain risk and industry characteristics similar to the overall market.

The Fund normally invests its equity portion in 80 to 150 stocks, with at least 65% (usually higher) of its equity assets in large cap companies. The Fund may invest up to 20% of its bond assets in foreign debt securities of developed countries (denominated in foreign currencies) and up to 15% of its bond assets in high yield bonds. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures and forwards, to adjust the Fund's average maturity relative to the Lehman Brothers Aggregate Bond Index and to implement currency strategies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

John C. Forelli
(equity)
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1990

Jeffrey B. Saef
(fixed income)
-----------------
Senior Vice President of subadviser
Joined team in 1994
Joined subadviser in 1994

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1990       3.80%
                               1991      22.00%
                               1992       7.70%
                               1993      11.60%
                               1994      -2.23%
                               1995      27.09%
                               1996      10.72%
                               1997      18.72%
                               1998      20.42%
                               1999       9.10%


Best quarter: up 14.77%, fourth quarter 1998 Worst quarter: down 7.22%, third quarter 1998

Average annual total return -- for periods ending 12/31/99

               Fund  Index
1 year         9.10% 12.00%
5 years       17.02% 18.85%
10 years      12.60% 13.48%
Life of fund  12.45% 13.06%

Index:50% S&P 500 Index/50% Lehman Brothers Government/Corporate Bond Index
(for
   periods through December 31, 1997)
   60% S&P 500 Index/40% Lehman Brothers Government/Corporate Bond Index (for periods from January 1, 1998 through April 30, 1998)
   60% S&P 500/40% Lehman Brothers Aggregate Bond Index (for periods after April 30, 1998)
6

MAIN RISKS
Primary


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.


Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.


Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.


Market Allocation Risk: The allocation of the Fund's assets among major asset classes (i.e., stocks, bonds, and short-term debt securities) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.


Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.
Secondary


Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.


Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.


Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                           1995        1996        1997        1998        1999
Net asset value,
 beginning of period         $11.96      $13.73      $13.35      $14.35      $15.64
Income from investment
 operations:
 Net investment income
  (loss)                       0.62        0.61        0.59        0.46        0.44
 Net realized and
  unrealized gain (loss)
  on investments*              2.56        0.81        1.86        2.43        0.94
 Total from investment
  operations                   3.18        1.42        2.45        2.89        1.38
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.62)      (0.61)      (0.67)      (0.51)      (0.43)
 Distributions from net
  realized gain on
  investments sold            (0.79)      (1.19)      (0.78)      (1.09)      (1.14)
 Distributions in excess
  of income, capital
  paid in & gains               --          --          --          --          --
 Total distributions          (1.41)      (1.80)      (1.45)      (1.60)      (1.57)
Net asset value, end of
 period                      $13.73      $13.35      $14.35      $15.64      $15.45
Total investment return       27.09%      10.72%      18.72%      20.42%       9.10%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $2,093,964  $2,386,660  $2,800,127  $3,301,910  $3,430,919
Ratio of expenses to
 average net assets (%)        0.38%       0.36%       0.37%       0.36%       0.36%
Ratio of net investment
 income (loss) to
 average net assets (%)        4.66%       4.41%       4.18%       2.99%       2.75%
Turnover rate (%)            187.67%     113.61%     200.41%     160.57%     203.86%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Growth & Income Fund

GOAL AND STRATEGY

This is a large cap stock fund that seeks long-term growth in income and capi-tal.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and growth in capital (i.e., "value" companies); or

 . above-average potential for growth in revenues and earnings (i.e., "growth" companies).

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The Fund is managed using risk control techniques that maintain risk and industry charac-teristics similar to the S&P 500 Index.

The Fund normally invests in 80 to 150 stocks, with at least 65% (usually high-er) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at end of 1999

FUND MANAGER
Management by investment team overseen by:

Paul F. McManus
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1990       4.10%
                               1991      26.00%
                               1992       8.90%
                               1993      13.33%
                               1994      -0.56%
                               1995      34.21%
                               1996      20.10%
                               1997      29.79%
                               1998      30.25%
                               1999      16.23%


Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 12.05%, third quarter 1998

Average annual total return -- for periods ending 12/31/99

               Fund  Index
1 year        16.23% 21.04%
5 years       25.93% 28.55%
10 years      17.70% 18.20%
Life of fund  16.46% 17.27%

Index:S & P 500 Index

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                           1995        1996        1997        1998        1999
Net asset value,
 beginning of period     $    11.50  $    13.94  $    14.65  $    16.61  $    19.49
Income from investment
 operations:
 Net investment income
  (loss)                       0.36        0.34        0.27        0.23        0.20
 Net realized and
  unrealized gain (loss)
  on investments*              3.53        2.43        4.07        4.75        2.88
 Total from investment
  operations                   3.89        2.77        4.34        4.98        3.08
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.36)      (0.34)      (0.27)      (0.23)      (0.20)
 Distributions from net
  realized gain on
  investments sold            (1.09)      (1.72)      (2.11)      (1.87)      (2.36)
 Distributions in excess
  of income, capital
  paid in & gains                --          --          --          --          --
 Total distributions     $    (1.45) $    (2.06) $    (2.38) $    (2.10) $    (2.56)
Net asset value, end of
 period                  $    13.94  $    14.65  $    16.61  $    19.49  $    20.01
Total investment return       34.21%      20.10%      29.79%      30.25%      16.23%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $1,598,585  $2,047,927  $2,785,964  $3,670,785  $4,218,841
Ratio of expenses to
 average net assets (%)        0.28%       0.27%       0.28%       0.27%       0.28%
Ratio of net investment
 income (loss) to
 average net assets (%)        2.70%       2.24%       1.61%       1.24%       0.98%
Turnover rate (%)             73.54%      81.02%      74.56%      48.45%      70.16%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Equity Index Fund

GOAL AND STRATEGY

This is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

The manager employs a passive management strategy by normally investing in all 500 stocks included in the Index. The manager invests in each stock in roughly the same proportion as represented in the Index.

The manager seeks to replicate as closely as possible the aggregate risk char-acteristics and industry diversification of the Index.

The Fund normally invests in all 500 stocks in the Index, but has no predeter-mined number of stocks that it must hold. S&P may change the composition of the Index from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow.

The Fund may purchase other types of securities, for example: Standard & Poor's Depository Receipts (SPDRs), American Depository Receipts (ADRs), cash equiva-lents, and certain derivatives (investments whose value is based on indices or other securities).

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

State Street Bank and Trust Company
State Street Global Advisors Division
Two International Place
Boston, Massachusetts 02110

Managing since 1978
Managed approximately $667 billion in assets at the end of 1999

FUND MANAGERS

John A. Tucker
-----------------
Principal of subadviser
Joined subadviser in 1988

James B. May
-----------------
Principal of subadviser
Joined subadviser in 1989


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1997       32.79%
                               1998       28.45%
                               1999       21.08%


Best quarter: up 21.27%, fourth quarter 1998 Worst quarter: down 9.99%, third quarter 1998

Average annual total return -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        21.08% 21.04%
Life of fund  26.36% 26.79%

Index:S&P 500 Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's per-
  formance being different than that of the Index.
Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's invest-ment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**      1997      1998      1999
Net asset value, beginning of period    $10.00    $11.10    $14.21    $17.70
Income from investment operations:
 Net investment income (loss)             0.15      0.24      0.25      0.27
 Net realized and unrealized gain
  (loss) on investments*                  1.26      3.41      3.76      3.41
 Total from investment operations         1.41      3.65      4.01      3.68
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.21)    (0.29)    (0.24)    (0.26)
 Distributions from net realized gain
  on investments sold                    (0.10)    (0.25)    (0.28)    (0.66)
 Distributions in excess of income,
  capital paid in & gains                  --        --        --        --
 Total distributions                    ($0.31)   ($0.54)   ($0.52)    (0.92)
Net asset value, end of period          $11.10    $14.21    $17.70    $20.46
Total investment return***               14.23%    32.79%    28.45%    21.08%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $14,650  $101,390  $232,578  $451,296
Ratio of expenses to average net
 assets (%)****                           0.00%     0.00%     0.00%     0.00%
Ratio of net investment income (loss)
 to average net assets (%)                2.74%     1.97%     1.59%     1.42%
Turnover rate (%)                        15.72%    64.56%    43.31%    55.24%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**    Fund began operations on May 1, 1996.
*** Includes the effect of a voluntary capital contribution from John Han-cock of $0.06 per share for the period ended 1996 and $0.04 per share for year ended 1997. The Total Investment Return without the capital contribution would have been 13.59% for the year ended 1996 and 32.47% for the year ended 1997.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61%, 0.65%, 0.34% and 0.22% for the years ended December 31, 1996, 1997, 1998 and 1999, respectively.

Large Cap Value Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and substantial dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks using proprietary equity research. Stocks are purchased that are undervalued by various measures such as the stock's current price relative to its earnings potential.

The manager looks for companies with:

 . established operating history;

 . above-average dividend yield relative to the S&P 500 Index;

 . low price/earnings ratio relative to the S&P 500 Index;

 . sound balance sheet and other positive financial characteristics; and

 . low stock price relative to the company's underlying value.

The Fund normally invests in 100 to 175 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), foreign equity securities of developed countries, high quality intermediate and short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managed approximately $180 billionin assets at the end of 1999

FUND MANAGERS
Management by Investment Advisory Committee

Brian C. Rogers
-----------------
Committee Chairman
Director of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1982


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1997       28.56%
                               1998        9.26%
                               1999        3.28%


Best quarter: up 12.86%, fourth quarter 1999 Worst quarter: down 8.58%, third quarter 1999

Average annual total return -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         3.28%  7.35%
Life of fund  14.67% 19.54%

Index:Russell 1000(R) Value Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach car-ries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997      1998      1999
Net asset value, beginning of period      $ 10.00  $ 11.09  $  13.57  $  14.02
Income from investment operations:
 Net investment income (loss)                0.16     0.29      0.28      0.27
 Net realized and unrealized gain (loss)
  on investments*                            1.22     2.84      0.96      0.18
 Total from investment operations            1.38     3.13      1.24      0.45
Less distributions:
 Distributions from net investment
  income and capital paid in                (0.16)   (0.29)    (0.28)    (0.27)
 Distributions from net realized gain on
  investments sold                          (0.13)   (0.36)    (0.51)    (0.71)
 Distributions in excess of income,
  capital paid in & gains                     --       --        --        --
 Total distributions                       ($0.29)  ($0.65)   ($0.79)    (0.98)
Net asset value, end of period            $ 11.09  $ 13.57  $  14.02  $  13.49
Total investment return                     13.90%   28.56%     9.26%     3.28%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $19,781  $73,269  $123,365  $155,849
Ratio of expenses to average net assets
 (%)***                                      1.00%    1.00%     0.92%     0.85%
Ratio of net investment income (loss) to
 average net assets (%)                      2.74%    2.42%     2.08%     1.88%
Turnover rate (%)                           19.95%   19.21%    18.46%    32.62%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.89% and 1.06% for the years ended December 31, 1996 and 1997, respectively.

Large Cap Growth Fund

GOAL AND STRATEGY

This is a large cap stock fund with a growth emphasis that seeks growth in capital.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The Fund is managed using risk control techniques that maintain risk and industry charac-teristics similar to the Russell 1000(R) Growth Index.

The Fund normally invests in 80 to 150 stocks, with at least 65% (usually high-er) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Mark C. Lapman
-----------------
Executive Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982
Began career in 1979

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1990       6.60%
                               1991      25.50%
                               1992       9.90%
                               1993      13.80%
                               1994      -0.98%
                               1995      31.64%
                               1996      18.27%
                               1997      30.89%
                               1998      39.51%
                               1999      24.07%


Best quarter: up 27.79%, fourth quarter 1998 Worst quarter: down 11.16%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        24.07% 33.16%
5 years       28.67% 32.18%
10 years      19.34% 19.86%
Life of fund  17.72% 18.46%

Index:S&P 500 Index (for periods through April 30, 1996)
Russell 1000(R) Growth Index (for periods after April 30, 1996)

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                         1995      1996      1997        1998        1999
Net asset value,
 beginning of period     $  14.41  $  17.37  $  17.49  $    20.82  $    26.19
Income from investment
 operations:
 Net investment income
  (loss)                     0.44      0.25      0.17        0.14        0.09
 Net realized and
  unrealized gain (loss)
  on investments*            4.06      2.89      5.21        8.05        6.03
 Total from investment
  operations                 4.50      3.14      5.38        8.19        6.12
Less distributions:
 Distributions from net
  investment income and
  capital paid in           (0.70)    (0.25)    (0.17)      (0.14)      (0.09)
 Distributions from net
  realized gain on
  investments sold          (0.84)    (2.77)    (1.88)      (2.68)      (4.89)
 Distributions in excess
  of income, capital
  paid in & gains             --        --        --          --          --
 Total distributions       ($1.54)   ($3.02)   ($2.05)     ($2.82)      (4.98)
Net asset value, end of
 period                  $  17.37  $  17.49  $  20.82  $    26.19  $    27.33
Total investment return     31.64%    18.27%    30.89%      39.51%      24.07%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $380,276  $524,145  $754,398  $1,126,764  $1,382,473
Ratio of expenses to
 average net assets (%)      0.47%     0.44%     0.44%       0.41%       0.39%
Ratio of net investment
 income (loss) to
 average net assets (%)      2.70%     1.35%     0.86%       0.59%       0.33%
Turnover rate (%)           90.18%   135.98%    83.82%      56.41%      37.42%

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Mid Cap Value Fund

GOAL AND STRATEGY

This is a mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to sell at a discount to their intrinsic value.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are undervalued by various measures such as the stock's current price relative to its earnings potential.

The manager looks for undervalued companies with:

 . sound balance sheet and other financial characteristics;

 . consistent cash flow;

 . strong position relative to the competition; and

 . high level of stock ownership among management.

The Fund normally invests in 50 to 75 stocks, with at least 65% (usually high-er) of its assets in mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------
SUBADVISER

Neuberger Berman, LLC
605 Third Avenue
New York, New York 10158

Managing since 1939
Managed approximately $54 billion
in assets at the end of 1999

FUND MANAGERS

Robert I. Gendelman
-----------------
Managing Director of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1993
Began career in 1984

S. Basu Mullick
-----------------
Managing Director of subadvisor
Joined subadvisor in 1998
Began career in 1982
Portfolio Manager, Ark Asset
Management (1993-1998)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1997       32.17%
                               1998      -11.33%
                               1999        5.52%


Best quarter: up 17.06%, third quarter 1997 Worst quarter: down 21.29%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         5.52% -0.11%
Life of fund  10.38% 13.54%

Index:Russell Mid Cap(TM) Value Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small cap and large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period       $10.00   $11.35   $13.87    $12.19
Income from investment operations:
 Net investment income (loss)                0.04     0.05     0.11      0.08
 Net realized and unrealized gain (loss)
  on investments*                            1.57     3.59    (1.68)     0.59
 Total from investment operations            1.61     3.64    (1.57)     0.67
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.04)   (0.05)   (0.11)    (0.08)
 Distributions from net realized gain on
  investments sold                          (0.22)   (1.07)     --        --
 Distributions in excess of income,
  capital paid in & gains                     --       --       --        --
 Total distributions                       $(0.26)  $(1.12)  $(0.11)    (0.08)
Net asset value, end of period             $11.35   $13.87   $12.19    $12.78
Total investment return                     16.18%   32.17%  (11.33)%    5.52%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $10,926  $64,973  $94,820   $92,150
Ratio of expenses to average net assets
 (%)***                                      1.05%    1.05%    0.96%     0.92%
Ratio of net investment income (loss) to
 average net assets (%)                      0.69%    0.53%    0.93%     0.64%
Turnover rate (%)                           62.99%   93.78%  173.33%   137.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.15% and 1.14% for the years ended December 31, 1996, and 1997, respectively.

Mid Cap Growth Fund

GOAL AND STRATEGY

This is a non-diversified mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have earnings growth potential that may not be rec-ognized by the investment community. The manager selects stocks without regard to any pre- defined industry or sector selection criteria.

The manager looks for companies experiencing:

 . above-average growth relative to their peers or the general economy; and

 . positive change due to new product developments, improved regulatory environ-ment or a new management team.

The Fund is non-diversified, which means it can take larger positions in a smaller number of issuers. Based upon its current size and strategy, the Fund invests in 35 to 75 stocks, with at least 65% of its assets in mid cap compa-nies. The Fund normally has 15% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), foreign equity securities of developed countries, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Janus Capital Corporation
100 Fillmore Street
Denver, Colorado 80206

Managing since 1970
Managed approximately $248 billionin assets at the end of 1999

FUND MANAGER

James P. Goff
-----------------
Executive Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1988
Began career in 1985


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1997       16.66%
                               1998       39.07%
                               1999      118.31%


Best quarter: up 59.33%, fourth quarter 1999 Worst quarter: down 12.96%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund   Index
1 year        118.31% 51.29%
Life of fund   42.19% 25.51%

Index:Russell Mid Cap(TM) Growth Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers and in a smaller number of issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small cap and large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could be- come harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share Interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**     1997      1998       1999
Net asset value, beginning of period   $ 10.00  $ 10.22   $ 11.93   $  15.12
Income from investment operations:
 Net investment income (loss)             0.05    (0.02)    (0.09)     (0.19)
 Net realized and unrealized gain
  (loss) on investments*                  0.22     1.73      4.75      17.70
 Total from investment operations         0.27     1.71      4.66      17.51
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.05)     --      (0.15)       --
 Distributions from net realized gain
  on investments sold                      --       --      (1.32)     (3.41)
 Distributions in excess of income,
  capital paid in & gains                  --       --        --         --
 Total distributions                     (0.05)     --      (1.47)     (3.41)
Net asset value, end of period         $ 10.22  $ 11.93   $ 15.12   $  29.22
Total investment return                   2.69%   16.66%    39.07%    118.31%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $16,492  $40,235   $94,085   $452,937
Ratio of expenses to average net
 assets (%)***                            1.10%    1.10%     1.10%      0.93%
Ratio of net investment income (loss)
 to average net assets (%)                0.92%   (0.26)%   (0.64)%    (0.68)%
Turnover rate (%)                        71.25%  124.04%   137.01%    106.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.34%, 1.42% and 1.13% for the years ended December 31, 1996, 1997, and 1998, respectively.

Real Estate Equity Fund

GOAL AND STRATEGY

This is a real estate stock fund that seeks above-average income and long-term growth in capital.

The Fund invests primarily in:

 . equity securities of real estate investment trusts (REITs) that own commer-cial and multi-family residential real estate; and

 . equity securities of real estate operating companies (i.e., companies with at least 75% of revenue, income or fair asset value derived from real estate).

The manager selects real estate stocks using a combination of proprietary, equity research and quantitative tools. Real estate stocks are purchased that are undervalued relative to the stock's history and the market and have improv-ing earnings growth prospects.

The manager looks for real estate stocks with:

 . proven track records,

 . strong management whose interests are aligned with shareholders,

 . attractive real estate holdings, and

 . a flexible financial structure.

The manager employs risk control techniques to maintain risk, style and indus-try characteristics similar to the public equity real estate market. The Fund normally invests in 30 to 60 securities. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund also may purchase other types of securities, for example: American Depository Receipts (ADRs), convertible securities, and equity securities of non-real estate businesses whose real estate holdings are significant in rela-tion to their market capitalization.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

Fund Managers

John F. DeSantis
-----------------
Executive Vice President of subadviser
Managed fund since 1999
Joined subadviser in 1982

Thomas D. Spicer
-----------------
Vice President of subadviser
Managed fund since 1999
Joined team in 1996
Joined subadviser in 1991


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1990       -21%
                               1991     33.50%
                               1992     16.00%
                               1993     17.29%
                               1994      2.86%
                               1995     12.31%
                               1996     33.07%
                               1997     17.22%
                               1998    -16.71%
                               1999     -1.69%


Best quarter: up 25.82%, first quarter 1991 Worst quarter: down 17.37%, third quarter 1990

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        -1.69% -3.19%
5 years        7.48%  8.30%
10 years       7.73%  4.11%
Life of fund   7.71%  4.52%

Index: Wilshire Real Estate Securities Index
20

MAIN RISKS

Primary

Real Estate Securities Risk: Real estate investment trusts (REITs) or other real estate-related equity securities may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs may be affected by the quality of any credit extended. Other potential risks include the possi-bility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code or failing to maintain exemption under the Investment Company Act of 1940.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated):
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:           1995     1996     1997     1998      1999
Net asset value, beginning of
 period                           $11.16  $ 11.70  $ 14.64  $ 15.91   $ 12.46
Income from investment
 operations:
 Net investment income (loss)       0.77     0.76     0.77     0.77      0.78
 Net realized and unrealized
  gain (loss) on investments*       0.54     2.97     1.68    (3.38)    (0.99)
 Total from investment
  operations                        1.31     3.73     2.45    (2.61)    (0.21)
Less distributions:
 Distributions from net
  investment income and capital
  paid in                          (0.77)   (0.76)   (0.77)   (0.70)    (0.78)
 Distributions from net realized
  gain on investments sold         (0.00)   (0.03)   (0.41)   (0.14)      --
 Distributions in excess of
  income, capital paid in &
  gains                              --       --       --       --        --
 Total distributions              $(0.77) $ (0.79) $ (1.18) $ (0.84)    (0.78)
Net asset value, end of period    $11.70   $14.64  $ 15.91  $ 12.46   $ 11.47
Total investment return            12.31%   33.07%   17.22%  (16.71)%   (1.69)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                      $9,301  $10,325  $12,830  $12,263   $11,000
Ratio of expenses to average net
 assets (%)                         0.73%    0.69%    0.69%    0.69 %    0.70%
Ratio of net investment income
 (loss) to average net assets
 (%)                                6.85%    6.14%    5.12%    5.48 %    6.38%
Turnover rate (%)                  19.81%   18.37%   20.04%   22.69 %   12.95%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chase and withdrawals of shares in relation to the fluctuation in market val-ues of the fund.

Small/Mid Cap CORE Fund
GOAL AND STRATEGY

This is a small/mid cap stock fund that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small and mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation (i.e., "value" companies); and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of quantitative techniques and equity research. The manager employs an investment process known as CORE, "Com-puter Optimized, Research-Enhanced," that employs a proprietary quantitative model. Stocks are purchased that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 2500(TM) Index. The Fund is managed using risk control techniques to maintain risk, style, capitalization and industry characteristics similar to the Russell 2500(TM) Index.

The Fund normally invests in 200 to 600 stocks, with at least 65% (usually higher) of the Fund's assets in small cap and mid cap companies. The Fund nor-mally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), and cer-tain derivatives (investments whose value is based on indices or other securi-ties).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management Division of Goldman Sachs and Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion in assets at the end of 1999

FUND MANAGERS

Kent A. Clark
-----------------
Managing Director of subadviser
Joined subadviser in 1992

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1990


PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1999      20.54%


Best quarter: up 17.85%, second quarter 1999 Worst quarter: down 20.01%, fourth quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        20.54% 24.15%
Life of fund   5.13%  7.38%

Index: Russell 2500(TM) Index

(1) Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had unusually high turnover in 1999 and is expected to experience similar turnover in 2000. This higher than expected turnover is due to (i) the rela-tively small size of the Fund, which magnifies the effect of contributions and redemptions, and (ii) the high volatility of the market, which in 1999 resulted in the subadviser implementing procedures to reduce the Fund's tracking risk. Normally, the Fund's turnover rate will be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1998**     1999
Net asset value, beginning of period                         $10.00   $ 9.02
Income from investment operations:
 Net investment income (loss)                                   --      0.02
 Net realized and unrealized gain (loss) on investments*      (0.98)    1.77
 Total from investment operations                             (0.98)    1.79
Less distributions:
 Distributions from net investment income and capital paid
  in                                                            --     (0.03)
 Distributions from net realized gain on investments sold       --     (0.96)
 Distributions in excess of income, capital paid in & gains     --       --
 Total distributions                                            --     (0.99)
Net asset value, end of period                               $ 9.02   $ 9.82
Total investment return                                       (9.81)%  20.54%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $  556   $  840
Ratio of expenses to average net assets (%)***                 1.05 %   0.94 %
Ratio of net investment income (loss) to average net assets
 (%)                                                          (0.01)%   0.30 %
Turnover rate (%)                                             60.51 % 109.12 %

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 4.55% and 2.24% for the years ended December 31, 1998, and 1999, respectively.

Small/Mid Cap Growth Fund

GOAL AND STRATEGY

This is a small/mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of small and mid-sized U.S. companies that are believed to offer above-average potential for growth in rev-enues and earnings.

The manager selects stocks using a combination of proprietary quantitative and qualitative equity research. Quantitative screening seeks to identify a group of high-quality companies with above-average growth characteristics relative to industry peers. Equity research seeks to identify individual companies from that group with a higher potential for long term earnings growth and capital appreciation.

The manager buys companies that seem attractive based on a combination of cri-teria, among others:

 . Superior historical earnings growth,

 . Prospects for above-average growth,

 . Attractive valuations,

 . Strong market positions,

 . Favorable new products, and

 . Superior management.

The Fund is broadly diversified by industry sector. The Fund normally invests in 60 to 100 stocks, with at least 65% (usually higher) of its assets in small and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion in assets at the end of 1999
Managing Fund since May 1, 1999

FUND MANAGER

Frank V. Wisneski
-----------------
Senior Vice President of subadviser
Joined subadviser in 1968

ASSOCIATE FUND MANAGER

John J. Harrington, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1995
Portfolio Manager at Munder Capital Management (1991-1994)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                   [GRAPH]

                           1995               35.96%
                           1996               30.33%
                           1997                3.44%
                           1998                5.61%
                           1999                5.15%

Best quarter: up 21.59%, fourth quarter 1998 Worst quarter: down 21.48%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         5.15% 57.36%
5 Years       15.27% 29.03%
Life of fund  13.50% 25.49%

Index:Russell Mid Cap(TM) Growth Index (for periods through April 30, 1999)

Russell 2500(TM) Growth Index (for periods after April 30, 1999)

(1)Began operations on May 1, 1994.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its 25 peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had a high turnover rate in 1999 because of a change in management and a change in the Fund's investment strategy. These changes required a restructur-ing of the Fund's investments. In future years, the Fund's turnover rate will normally be less than 100%.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Small/Mid Cap Growth Fund
 Period ended December 31:          1995      1996     1997     1998      1999
Net asset value, beginning of
 period                           $ 9.94   $ 13.18  $ 16.52  $ 15.39    $15.94
Income from investment
 operations:
 Net investment income (loss)      (0.01)     0.02     0.01    (0.02)    (0.07)
 Net realized and unrealized
  gain (loss) on investments*       3.58      3.99     0.56     0.88      0.74
 Total from investment
  operations                        3.57      4.01     0.57     0.86      0.67
Less distributions:
 Distributions from net
  investment income and capital
  paid in                          (0.01)    (0.02)   (0.01)     --      (0.17)
 Distributions from net realized
  gain on investments sold         (0.32)    (0.65)   (1.69)   (0.31)    (2.41)
 Distributions in excess of
 income, capital paid in & gains     --        --       --       --        --
 Total distributions              $(0.33)  $ (0.67) $ (1.70) $ (0.31)    (2.58)
Net asset value, end of period    $13.18   $ 16.52  $ 15.39  $ 15.94   $ 14.03
Total investment return            35.96%    30.33%    3.44%    5.61%     5.15%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                      $4,133   $11,749  $13,884  $12,129   $12,963
Ratio of expenses to average net
 assets (%)**                       1.00%     0.84%    0.85%    0.89%     0.85%
Ratio of net investment income
 (loss) to average net assets
 (%)                               (0.11)%    0.18%    0.09%   (0.11)%   (0.27)%
Turnover rate (%)                 139.31%   217.84%  331.19%  162.21%   172.58%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.91% for the year ended Decem-ber 31, 1995.

Small Cap Value Fund

GOAL AND STRATEGY

This is a small cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offer favorable prospects for increasing dividends and capital appreciation.

The manager applies a combination of quantitative techniques and equity research to identify the best values among small company stocks.

Stocks are evaluated based on multiple factors, including:

 . earnings-to-price ratios;

 . earnings estimate revisions;

 . relative price strength; and

 . share issuance/buyback.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and industry characteristics similar to the Russell 2000(R) Value Index. The Fund normally invests in 150 to 250 stocks, with at least 65% (usu-ally higher) of its assets in small cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

INVESCO, Inc.
101 Federal Street
Boston, Massachusetts 02110

Managing since 1957
Managed approximately $92 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Jeremy S. Lefkowitz
-----------------
Managing Director of subadviser
Joined subadviser in 1998
Portfolio Manager, Chancellor
Capital Management and its predecessor (1982-1998)
Began career in 1974

Daniel A. Kostyk, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1995
Began career in 1991


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1997       25.57%
                               1998       -5.96%
                               1999       -3.43%


Best quarter: up 18.11%, second quarter 1997 Worst quarter: down 21.06%, third quarter 1998

Average annual total returns -- for periods ending 12/31/98(/1/)

               Fund  Index
1 year        -3.43% 1.23%
Life of fund   6.46% 8.34%

Index: 50% Russell 2000(R) Index/50% Russell 2000(R) Value Index (for periods through September 30, 1999)
   Russell 2000(R) Value Index (for periods after September 30, 1999)

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small cap" approach car-ries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period      $ 10.00  $ 10.73  $ 12.40   $ 11.59
Income from investment operations:
 Net investment income (loss)                0.07     0.08     0.07      0.09
 Net realized and unrealized gain (loss)
  on investments*                            0.96     2.66    (0.81)    (0.50)
 Total from investment operations            1.03     2.74    (0.74)    (0.41)
Less distributions:
 Distributions from net investment
  income and capital paid in                (0.07)   (0.08)   (0.07)    (0.07)
 Distributions from net realized gain on
  investments sold                          (0.23)   (0.99)     --      (0.01)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --      (0.18)
 Total distributions                        (0.30)   (1.07)   (0.07)    (0.26)
Net asset value, end of period            $ 10.73  $ 12.40  $ 11.59   $ 10.92
Total investment return                     10.33%   25.57%   (5.96)%   (3.43)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $10,541  $43,261  $64,095   $68,900
Ratio of expenses to average net assets
 (%)***                                      1.05%    1.05%    1.05%     0.95%
Ratio of net investment income (loss) to
 average net assets (%)                      1.15%    0.68%    0.63%     0.78%
Turnover rate (%)                           66.31%  126.10%  100.83%   117.33%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.06%, 1.30%, 1.08% and 0.96% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

Small Cap Growth Fund

GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offerabove-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have rapid earnings growth that is not yet widely recognized by the investment community.

The manager looks for companies with:

 . demonstrated annual 20% earnings growth over 3 years and/or similar future growth expectations;

 . dominant market niche or poised to become market leaders; and

 . high quality senior management with coherent business strategies.

The Fund is highly diversified by sector and number of individual stocks. The Fund's sector weightings are broadly diversified and managed relative to those of the Russell 2000(R) Growth Index. The Fund normally invests in 150 to 220 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 5% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Bernice S. Behar, CFA
-----------------
Senior Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1991
Began career in 1986


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                              1997         14.26%
                              1998         14.49%
                              1999         70.38%

Best quarter: up 45.57%, fourth quarter 1999 Worst quarter: down 21.55%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        70.38% 43.09%
Life of fund  24.25% 13.65%

Index: Russell 2000(R) Growth Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results.
The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period      $ 10.00  $  9.93   $11.34  $  12.99
Income from investment operations:
 Net investment income (loss)                0.01    (0.02)   (0.05)   (0.21)
 Net realized and unrealized gain (loss)
  on investments*                           (0.06)    1.44     1.70      9.06
 Total from investment operations           (0.05)    1.42     1.65      8.85
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.02)   (0.01)     --        --
 Distributions from net realized gain on
  investments sold                            --       --       --     (2.72)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --        --
 Total distributions                      $ (0.02) $ (0.01)     --     (2.72)
Net asset value, end of period            $  9.93  $ 11.34  $ 12.99    $19.12
Total investment return                    (0.50)%   14.26%   14.49%    70.38%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $20,633  $48,761  $74,849  $179,570
Ratio of expenses to average net assets
 (%)***                                      1.00%    1.00%    1.00%     0.89%
Ratio of net investment income (loss) to
 average net assets (%)                      0.12%  (0.28)%  (0.65)%   (0.70)
Turnover rate (%)                           50.93%   86.23%  101.16%   113.11%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuations in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.55%, 1.12% and 1.05% for the years ended December 31, 1996, 1997, and 1998, respectively.

Global Equity Fund
GOAL AND STRATEGY

This is a global stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of:

 . large established U.S. companies; and

 . large established foreign companies located in countries throughout the world, including developed, newly industrialized, and emerging countries.

The manager makes ongoing decisions about the mix between U.S. and foreign stocks. The manager has a target mix of 40% in U.S. stocks and 60% in foreign stocks, but actively manages the mix within (+/-) 20 percentage points of the target mix.

The manager uses global economic and industry analysis to identify global eco-nomic and industry themes. The manager looks for companies that will benefit from:

 . global economic trends;

 . promising technologies or products; and

 . specific country opportunities resulting from changing geopolitical, currency or economic relationships.

The manager purchases stocks of companies that are:

 . in growth industries;

 . efficient producers; and

 . undervalued relative to long-term growth potential.

The Fund invests:

 . in at least 3 different countries (including the U.S.), but normally in more than 15 countries; and

 . no more than 10% of its assets in emerging markets stocks.

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.

The Fund normally invests in 90 to 120 stocks, with at least 65% (usually high-er) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents or invest-ing 100% of its assets in U.S. companies--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Scudder Kemper Investments, Inc.
345 Park Avenue
New York, New York 10154

Managing since 1919
Managed approximately $290 billion in assets at the end of 1999

FUND MANAGERS

William E. Holzer
-----------------
Lead Portfolio Manager of subadviser
Joined subadviser in 1980

Diego Espinosa
-----------------
Vice President of subadvisor
Joined team in 1997
Joined subadviser in 1996
Research Analyst at Morgan
Stanley & Company (1994-1996)

Nicholas Bratt
-----------------
Portfolio Manager of subadviser
Joined team in 1993
Joined subadviser in 1976


PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]
                               1999      24.19%


Best quarter: up 15.94%, fourth quarter 1999 Worst quarter: down 12.39%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        24.19% 25.34%
Life of fund  13.48% 19.92%

Index:MSCI World Index

(1)Began operations on May 1, 1998.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Market Allocation Risk: The allocation of the Fund's assets among domestic and international equity regions may (1) reduce the Fund's holdings in a region whose value then increases unexpectedly, or (2) increase the Fund's holdings in a region just prior to its experiencing a loss of value.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31;                                     1998**      1999
Net asset value, beginning of period                         $ 10.00   $  9.87
Income from investment operations:
 Net investment income (loss)                                   0.07      0.10
 Net realized and unrealized gain (loss) on investments*       (0.13)     2.27
 Total from investment operations                              (0.06)     2.37
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.07)    (0.07)
 Distributions from net realized gain on investments sold        --        --
 Distributions in excess of income, capital paid in & gains      --      (0.04)
 Total distributions                                           (0.07)    (0.11)
Net asset value, end of period                               $  9.87   $ 12.13
Total investment return                                        (0.55)%   24.19%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $15,281   $22,311
Ratio of expenses to average net assets (%)***                  1.15%     1.04%
Ratio of net investment income (loss) to average net assets
 (%)                                                            1.11%     0.96%
Turnover rate (%)                                              33.17%    49.51%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.47% and 1.26% for the years ended December 31, 1998, and 1999, respectively.

Global Balanced Fund
(Formerly International Balanced Fund)

GOAL AND STRATEGY

This is a non-diversified global balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a mix of:

 . U.S. and foreign common stocks of large companies within developed markets;
  and

 . U.S. and foreign investment grade bonds of issuers within developed markets with maturities generally greater than 12 months.

The manager makes ongoing decisions about the mix between stocks and bonds. The manager has a target mix of 65% stocks and 35% bonds, but actively manages the mix within (+/-) 10 percentage points of the target mix.

The Fund invests:

 . in at least 3 different countries, but normally invests in 10 to 20 coun-tries; and

 . no more than 10% of its assets in emerging market stocks and bonds.

The manager selects stocks and bonds using fundamental value analysis to iden-tify fairly priced investments with long-term sustainable cash flows. The man-ager determines fundamental value by focusing on:

 . current market prices relative to fundamental values;

 . broad-based indices for stocks, bonds, and markets; and

 . economic variables such as productivity, inflation and global competitive-ness.

The Fund is non-diversified, which means that it can take larger positions in a smaller number of issuers. However, the Fund normally invests in 125 to 250 stocks within the stock portion. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), high yield bonds, and certain derivatives (investments whose value is based on indices or other securities).

The manager actively uses derivatives, such as futures and forwards, to manage the Fund's average maturity relative to the Salomon Brothers World Government Bond Index Unhedged and to implement foreign currency strategies. Currency man-agement strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Brinson Partners, Inc.
209 South LaSalle Street
Chicago, Illinois 60604

Managing since 1974
Managed approximately $161 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Jeffrey Diermeier, CFA
-----------------
Managing Director, Global Equities, of subadviser
Joined subadviser in 1989
Began career in 1977

Denis S. Karnosky, Ph.D.
-----------------
Managing Director, Asset Allocation/Currency, of subadviser
Joined subadviser in 1989
Began career in 1967

Norman D. Cumming
-----------------
Managing Director, Global Fixed Income, of subadviser's affiliate UBS Brinson, Limited
Joined subadviser in 1989
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1997       2.65%
                               1998      17.99%
                               1999       5.11%


Best quarter: up 13.06%, fourth quarter 1998 Worst quarter: down 4.49%, fourth quarter 1997

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        5.11% 15.42%
Life of fund  8.71%  9.88%

Index: 65% MSCI World Index (Ex US) (Net of Withholding Taxes from a U.S. Tax
       Perspective)/35% Salomon Brothers Non-US Government Bond Index Unhedged (for periods through April 30, 2000)

   65% MSCI World Index (Net of Withholding Taxes From a U.S. Tax
   Perspective)/35% Salomon Brothers World Government Bond Index Unhedged (for periods after April 30, 2000)

(1)Began operations on May 1, 1996.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Non-Diversified Fund Risk: The Fund's larger position in foreign government securities could produce more volatile performance relative to funds with smaller positions. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund signifi-cantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Market Allocation Risk: The allocation of the Fund's assets between the major asset classes (i.e., stocks and bonds) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's hold-ings in a class just prior to its experiencing a loss of value.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Turnover Risk. In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

High Yield Bond Risk. Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Global Balanced Fund (formerly
 International Balanced Fund)--Period
 ended December 31:                        1996**     1997     1998     1999
Net asset value, beginning of period      $ 10.00  $ 10.39  $ 10.11  $ 11.12
Income from investment operations:
 Net investment income (loss)                0.24     0.33     0.34     0.29
 Net realized and unrealized gain (loss)
  on investments*                            0.41    (0.05)    1.44     0.25
 Total from investment operations            0.65     0.28     1.78     0.54
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.24)   (0.34)   (0.35)   (0.35)
 Distributions from net realized gain on
  investments sold                          (0.02)   (0.22)   (0.42)   (0.44)
 Distributions in excess of income,
  capital paid in & gain                      --       --       --     (0.16)
 Total distributions                      $ (0.26) $ (0.56) $ (0.77) $ (0.95)
Net asset value, end of period            $ 10.39  $ 10.11  $ 11.12  $ 10.71
Total investment return                      6.73%    2.65%   17.99%    5.11%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $24,098  $25,420  $30,416  $31,577
Ratio of expenses to average net assets
 (%)***                                      1.10%    1.10%    1.10%    1.00%
Ratio of net investment income (loss) to
 average net assets (%)                      3.59%    3.18%    3.20%    2.73%
Turnover rate (%)                           22.21%   81.04%  103.55%  131.21%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.44%, 1.56%, 1.82%, and 1.31% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

International Equity Index Fund

GOAL AND STRATEGY

This is an international stock fund that seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging mar-kets.

The Fund is managed relative to a target mix of 90% in the MSCI EAFE GDP Index and 10% in the MSCI EMF Index. The EAFE GDP Index, known as the Europe Austral-asia and Far East Index, includes foreign companies in developed markets, with country index weights based upon a country's Gross Domestic Product (GDP). The EMF Index, known as the Emerging Markets Free Index, includes foreign companies in emerging markets, with country index weights based upon a country's market capitalization.

The manager employs a passive management strategy using quantitative techniques to invest in a representative sample of stocks in the Index. The manager selects stocks in an attempt to track, as closely as possible, the characteris-tics of the Index, including country and sector weights. The Fund normally invests in 400 to 1,200 stocks.

The Index composition changes from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.


The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities).

Note: "MSCI EAFE GDP Index" and "MSCI EMF Index" are the exclusive property of Morgan Stanley & Co., Incorporated and are registered service marks of Morgan Stanley Capital International.
--------------------------------------------------------------------------------
SUBADVISER

Independence International Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1986
Managed approximately $2.2 billion in assets at the end of 1999

FUND MANAGERS

Bradford S. Greenleaf, CFA
-----------------
Senior Vice President, Managing Director, of subadviser
Joined team in 2000
Joined subadviser in 1994
Vice President, Franklin Portfolio Associates, Inc. (1986-1994)

David P. Nolan, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1996
Portfolio manager Boston
International Advisors, Inc. (1989-1996)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1990       -7.80%
                               1991       23.40%
                               1992       -1.80%
                               1993       32.10%
                               1994       -6.25%
                               1995        8.01%
                               1996        9.19%
                               1997       -5.03%
                               1998       20.82%
                               1999       30.87%


Best quarter: up 20.91%, fourth quarter 1998 Worst quarter: down 14.75%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        30.87% 30.87%
5 years       12.11% 14.36%
10 years       9.39%  7.90%
Life of fund   9.72%  8.55%

Index: MSCI EAFE Index (for periods through April 30, 1998)
   MSCI EAFE GDP Index (for periods from May 1, 1998 through June 30, 1999) 90% MSCI EAFE GDP Index/10% MSCI EMF Index (for periods after June 30,
   1999)

MAIN RISKS
Primary
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.


Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:


 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.
 . The size and timing of the Fund's cash flows may result in the Fund's per-formance being different than that of the Index.


Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Stocks tend to go up and down in value more than bonds. If the Fund's invest-ments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Secondary
Derivatives Risk:  Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1995      1996      1997       1998      1999
Net asset value, beginning
 of period                  $  14.62  $  15.61  $  16.83   $  15.20  $  15.56
Income from investment
 operations:
 Net investment income
  (loss)                        0.17      0.21      0.13       0.23      0.21
 Net realized and
  unrealized gain (loss) on
  investments*                  0.99      1.22     (0.97)      2.91      4.51
 Total from investment
  operations                    1.16      1.43     (0.84)      3.14      4.72
Less distributions:
 Distributions from net
  investment income and
  capital paid-in              (0.17)    (0.21)    (0.13)     (0.23)    (0.21)
 Distributions from net
  realized gain on
  investments sold               --        --      (0.66)     (2.55)    (0.38)
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --         --      (0.05)
 Total distributions           (0.17)    (0.21)    (0.79)     (2.78)    (0.64)
Net asset value, end of
 period                     $  15.61  $  16.83  $  15.20   $  15.56    $19.64
Total investment return         8.01%     9.19%    (5.03)%    20.82%    30.87%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)             $126,803  $155,753  $152,359   $173,137  $244,017
Ratio of expenses to
 average net assets (%)**       0.84%     0.76%     0.79%      0.56%     0.31%
Ratio of net investment
 income (loss) to average
 net assets (%)                 1.34%     1.30%     0.78%      1.45%     1.26%
Turnover rate (%)              65.82%    92.03%    83.13%    158.63%    19.01%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.87%, 0.63% and, 0.38% for the years ended December 31, 1995, 1998, and 1999, respectively.

International Opportunities Fund

GOAL AND STRATEGY

This is an international stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located throughout the world, including developed, newly industrialized, and emerging countries.

The manager determines the distribution among countries and regions by using a combination of fundamental research and economic analysis, emphasizing:

 . prospects for relative economic growth between foreign countries;

 . expected levels of inflation;

 . government policies influencing business conditions; and

 . outlook for currency relationships.
The manager selects stocks that have growth characteristics such as:

 . leading market position or technological leadership;

 . high return on invested capital;

 . healthy balance sheets with relatively low debt;

 . strong competitive advantage;

 . strength of management; and

 . earnings growth and cash flow sufficient to support growing dividends.

The Fund invests:

 . in at least 3 different countries; and

 . no more than 20% of its assets in emerging market stocks.

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.
The Fund normally invests in 200 to 300 stocks in 15 to 20 countries. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund also may purchase other types of securities, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Deposi-tory Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Rowe Price-Fleming International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1979
Managed approximately $42 billion in assets at the end of 1999

FUND MANAGERS
Management by Investment Advisory Group overseen by:

David J. L. Warren
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1983
Began career in 1981

John R. Ford
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1982
Began career in 1980

James B. M. Seddon
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1987
Began career in 1987

Mark Bickford-Smith
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1995
Began career in 1985
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1997       1.95%
                               1998      15.92%
                               1999      34.01%


Best quarter: up 24.44%, fourth quarter 1999 Worst quarter: down 13.70%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        34.01% 31.79%
Life of fund  15.38% 14.14%

Index: MSCI Europe, Australia, Far East (EAFE) Index (for periods through
       December 31, 1998)
MSCI All Country World Index, Excluding U.S. (for periods after December 31,
1998)

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998     1999
Net asset value, beginning of period      $ 10.00  $ 10.60  $ 10.63  $ 12.21
Income from investment operations:
 Net investment income (loss)                0.07     0.10     0.11     0.10
 Net realized and unrealized gain (loss)
  on investments*                            0.60     0.11     1.57     3.95
 Total from investment operations            0.67     0.21     1.68     4.05
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.07)   (0.10)   (0.10)   (0.11)
 Distributions from net realized gain on
  investments sold                            --     (0.08)     --     (0.94)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --     (0.04)
 Total distributions                        (0.07)   (0.18)   (0.10)   (1.09)
Net asset value, end of period            $ 10.60  $ 10.63  $ 12.21  $ 15.17
Total investment return                      6.72%    1.95%   15.92%   34.01%
Ratios and supplemental data
Net assets, end of period (000s omitted)  $17,898  $30,631  $64,250  $79,794
Ratio of expenses to average net assets
 (%)***                                      1.25%    1.22%    1.16%    1.02%
Ratio of net investment income (loss) to
 average net assets (%)                      0.87%    0.65%    0.89%    0.77%
Turnover rate (%)                            5.46%   21.09%   18.67%   34.02%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.76%, 1.57%, 1.46%, and 1.15% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

Emerging Markets Equity Fund

GOAL AND STRATEGY

This is an emerging markets stock fund that seeks long-term growth in capital.

The Fund invests primarily in the stocks of companies in countries having econ-omies or markets generally considered by the World Bank or United Nations to be emerging or developing.

In making country allocation decisions, the manager analyzes the global envi-ronment and selects countries with:

 . Improving macroeconomic, political and social trends, and

 . attractive valuation levels.

The manager selects stocks using fundamental proprietary research to identify companies:

 . having strong earnings growth potential,

 . selling below their intrinsic value, and

 . having shareholder-focused management, dominant products, and well estab-lished distribution channels.

The Fund normally invests:

 . in at least 15 emerging market countries, and

 . no more than 30% of its assets in any single country.

The Fund normally invests in 100 to 250 stocks in 20 to 25 countries. The Fund normally has 10% or less of its assets in cash and cash equivalents.

Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Managing since 1975
Managed approximately $184 billion in assets at the end of 1999

Managing Fund since August 1, 1999

FUND MANAGERS

Robert L. Meyer, CFA
-----------------
Managing Director of subadvisor
Joined subadviser in 1989

Andy Skov
-----------------
Managing Director of subadviser
Joined subadviser in 1994

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1999      81.37%


Best quarter: up 50.45%, fourth quarter 1999 Worst quarter: down 20.40%, second quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        81.37% 66.41%
Life of fund  16.49% 10.60%

Index:MSCI Emerging Markets Free Index

(1)Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, since the Fund invests primarily in emerging market coun-tries, it will have a significantly higher degree of foreign risk than funds that invest primarily in developed or newly- industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the funds perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund's turnover rate could be greater than 100% due to the relatively high vol-atility associated with investing in emerging markets.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1998**      1999
Net asset value, beginning of period                         $10.00   $  7.09
Income from investment operations:
 Net investment income (loss)                                  0.03      0.03
 Net realized and unrealized gain (loss) on investments*      (2.91)     5.67
 Total from investment operations                             (2.88)     5.70
Less distributions:
 Distributions from net investment income and capital paid
  in                                                          (0.03)    (0.01)
 Distributions from net realized gain on investments sold       --      (0.10)
 Distributions in excess of income, capital paid in & gains     --      (0.42)
 Total distributions                                          (0.03)    (0.53)
Net asset value, end of period                               $ 7.09   $ 12.26
Total investment return***                                   (28.87)%   81.37%
Ratios and supplemental data
Net assets, end of period (000s omitted)                     $7,310   $32,596
Ratio of expenses to average net assets (%)****                1.55%     1.39%
Ratio of net investment income (loss) to average net assets
 (%)                                                           0.51%     0.19%
Turnover rate (%)                                             53.95%   196.32%

   * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
  **Fund began operations on May 1, 1998.
 *** Includes the effect of a voluntary capital contribution from John Hancock of $32 per share for the year ended 1999. The Total Investment Return without the capital contribution would have been 79.02% for the year ended 1999.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 3.69% and 3.44% for the years ended December 31, 1998, and 1999, respectively.

Short-Term Bond Fund

GOAL AND STRATEGY

This is a short-term bond fund that seeks high income consistent with low share price fluctuation.

The Fund primarily invests in a diversified mix of short-term and intermediate-term investment grade debt securities including:

 . U.S. Treasury and Agency securities;

 . U.S. corporate bonds;

 . foreign corporate bonds of companies in developed countries (if dollar-denominated);

 . foreign government and agency securities of developed countries (if dollar denominated); and

 . mortgage-and asset-backed securities.

The manager selects bonds using a combination of proprietary research and quan-titative tools. Bonds are purchased that are attractively priced and that pro-vide cheap, predictable cash flows.

The Fund normally invests:

 . mostly in corporate bonds;

 . no more than 15% of its assets in high yield bonds; and

 . no more than 25% of its assets in foreign debt securities.

The Fund normally has:

 . an average maturity between one and three and a half years;

 . an average credit quality rating of "A" or higher; and

 . 10% or less of its assets in cash and cash equivalents.

The Fund only invests in securities that are rated at least BB- or Ba3 at time of purchase.

The Fund may purchase other types of securities, for example: certain deriva-tives (investments whose value is based on indexes or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

Jeffrey B. Saef
-----------------
Senior Vice President of subadviser
Joined subadviser in 1994
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1995       11.49%
                               1996        3.61%
                               1997        6.41%
                               1998        5.82%
                               1999        2.96%


Best quarter: up 3.87%, second quarter 1995 Worst quarter: down 0.42%, first quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        2.96% 3.62%
5 year        6.02% 6.95%
Life of fund  5.35% 6.30%

Index:Merrill Lynch 1-5 Year U.S. Government Bond Index (for periods through April 30,
   1998)
   65% Lehman Brothers 1-3 Year Corporate Bond Index/35% Lehman Brothers 1-3 Year Government Bond Index (for periods after April 30, 1998)

(1)Began operations on May 1, 1994.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.
Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment / Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securi-ties to be paid off substantially earlier than expected.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:             1995     1996     1997     1998     1999
Net asset value, beginning of
 period                            $  9.66  $ 10.23  $ 10.05  $ 10.08  $ 10.05
Income from investment
 operations:
 Net investment income (loss)         0.50     0.54     0.59     0.61     0.61
 Net realized and unrealized gain
  (loss) on investments*              0.59    (0.18)    0.03    (0.03)   (0.33)
 Total from investment operations     1.09     0.36     0.62    (0.58)    0.28
Less distributions:
 Distributions from net
  investment income and capital
  paid in                            (0.50)   (0.54)   (0.59)   (0.61)   (0.61)
 Distributions from net realized
  gain on investments sold           (0.02)     --       --       --       --
 Distributions in excess of
  income, capital paid in & gains      --       --       --       --       --
 Total distributions               $ (0.52) $ (0.54) $ (0.59) $ (0.61)   (0.61)
Net asset value, end of period     $ 10.23  $ 10.05  $ 10.08  $ 10.05  $  9.72
Total investment return              11.49%    3.61%    6.41%    5.82%    2.96%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)                          $17,911  $58,676  $51,120  $77,194  $68,844
Ratio of expenses to average net
 assets (%)**                         0.75%    0.75%    0.57%    0.53%    0.43%
Ratio of net investment income
 (loss) to average net assets (%)     5.52%    5.66%    5.67%    6.17%    6.25%
Turnover rate (%)                   109.77%   20.68%  108.29%  184.50%  100.04%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.83% and 0.79% for the years ended December 31, 1995 and 1996, respectively.

Bond Index Fund

GOAL AND STRATEGY

This is a bond fund that seeks to track the performance of the Lehman Brothers Government / Corporate Bond Index.

The manager employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Index.

If the Fund reaches approximately $50 million in total assets, the manager will seek to match the performance of the Lehman Brothers Aggregate Bond Index, a broader market index that also includes mortgage-backed and asset-backed secu-rities.

Both of these Indexes consist of dollar-denominated investment grade securities with maturities greater than one year and outstanding par values of at least $150 million issued primarily by:

 . the U.S. Treasury and U.S. government agencies and instrumentalities;

 . foreign governments and agencies; and

 . U.S. and foreign corporations.

The manager selects securities to match, as closely as practical, the Index's duration, cash flow, sector, credit quality, callability, and other key perfor-mance characteristics. The Fund may hold some cash and cash equivalents, but is normally fully invested.
The Index composition may change from time to time. The manager may keep secu-rities that no longer meet the Index criteria as long as:

 . such "ineligible" securities plus cash and money market instruments are less than 20% of the Fund's assets; and

 . high yield securities are less than 5% of the Fund's assets.
--------------------------------------------------------------------------------
SUBADVISER

Mellon Bond Associates, LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

Managing since 1986
Managed approximately $50 billion in assets at the end of 1999

FUND MANAGERS

Management by investment team overseen by:

Gregory D. Curran, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1995
Began career in 1986
Vice President of Salomon Brothers (1986-1995)
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1999      -2.57%


Best quarter: up 5.35%, Fourth quarter 1998 Worst quarter: down 1.27%, first quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        -2.57% -2.15%
Life of fund   2.64%  2.96%

Index:Lehman Brothers Government/Corporate Bond Index

(1)Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's perfor-mance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1998**    1999
Net asset value, beginning of period                          $10.00  $10.19
Income from investment operations:
 Net investment income (loss)                                   0.42    0.63
 Net realized and unrealized gain (loss) on investments*        0.29   (0.89)
 Total from investment operations                               0.71   (0.26)
Less distributions:
 Distributions from net investment income and capital paid in  (0.42)  (0.61)
 Distributions from net realized gain on investments sold      (0.10)    --
 Distributions in excess of income, capital paid in & gains      --      --
 Total distributions                                           (0.52)  (0.61)
Net asset value, end of period                                $10.19  $ 9.32
Total investment return                                         7.20%  (2.57)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                   $2,748  $4,125
Ratio of expenses to average net assets (%)***                  0.40%   0.29%
Ratio of net investment income (loss) to average net assets
 (%)                                                            6.17%   6.56%
Turnover rate (%)                                              21.09%  17.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.71% and 0.35% for the years ended December 31, 1998, and 1999, respectively.

Active Bond Fund
(Formerly Sovereign Bond Fund)

GOAL AND STRATEGY

This is a bond fund that seeks income and growth in capital.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities;

 . no more than 25% of the Fund's assets in high yield bonds; and

 . no more than 25% of the Fund's assets in foreign securities, excluding Cana-dian securities.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit rating A or higher.

The Fund normally has 10% or less of its assets in cash and cash equivalents. The Fund may purchase other types of securities, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average maturity relative to the Lehman Brothers Aggregate Bond Index and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Managed fund since 1995
Associated with subadviser since 1985
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1990       6.90%
                               1991      16.70%
                               1992       7.70%
                               1993      10.80%
                               1994      -2.57%
                               1995      19.55%
                               1996       4.10%
                               1997      10.11%
                               1998       8.23%
                               1999      -0.94%


Best quarter: up 7.14%, second quarter 1989 Worst quarter: down 2.51%, first quarter 1994

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        -0.94% -1.87%
5 years        8.00%  7.66%
10 years       7.90%  7.69%
Life of fund   7.86%  7.80%

Index:Lehman Brothers Government/Corporate Bond Index (For periods through Sep-tember 30, 1999)
Lehman Brothers Aggregate Bond Index (For periods after September 30, 1999)

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.
Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a sig-nificantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Active Bond Fund (Formerly
 Sovereign Bond Fund)
 Period ended December 31:      1995      1996      1997      1998      1999
Net asset value, beginning
 of period                  $   9.19  $  10.13  $   9.77  $   9.95     $9.92
Income from investment
 operations:
 Net investment income
  (loss)                        0.71      0.69      0.71      0.69      0.67
 Net realized and
  unrealized gain (loss) on
  investments*                  1.03     (0.31)     0.24      0.11     (0.76)
 Total from investment
  operations                    1.74      0.38      0.95      0.80     (0.09)
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.71)    (0.69)    (0.71)    (0.69)    (0.71)
 Distributions from net
  realized gain on
  investments sold             (0.09)    (0.05)    (0.06)    (0.14)       --
 Distributions in excess of
  income, capital paid in &
  gains                           --        --        --        --        --
 Total distributions        $  (0.80) $  (0.74) $  (0.77) $  (0.83)    (0.71)
Net asset value, end of
 period                     $  10.13  $   9.77  $   9.95  $   9.92  $   9.12
Total investment return        19.55%     4.10%    10.11%     8.23%    (0.94)%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $700,309  $726,111  $803,770  $907,121  $850,286
Ratio of expenses to
 average net assets (%)         0.30%     0.29%     0.31%     0.29%     0.28%
Ratio of net investment
 income (loss) to average
 net assets (%)                 7.20%     7.07%     7.18%     6.84%     6.97%
Turnover rate (%)              63.31%   119.12%   138.29%   228.74%   182.90%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Global Bond Fund

GOAL AND STRATEGY

This is a global bond fund that seeks income and growth in capital.

The Fund primarily invests in a mix of debt securities of developed countries throughout the world including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities;

 . supranational securities (such as the World Bank);

 . corporate bonds, both U.S. and foreign; and

 . mortgage-backed and asset-backed securities.

The manager makes ongoing decisions regarding the Fund's mix of U.S. bonds and non-U.S. bonds (denominated in foreign currencies). The manager has a target mix of 35% U.S. bonds and 65% non-U.S. bonds, but actively manages the mix within (+/-) 50 percentage points of the target mix.

The Fund invests in at least 3 countries, but normally in 5 to 15 countries. The Fund normally has an average credit quality rating of "AA" or higher.

The manager makes ongoing decisions regarding the Fund's average maturity, country and sector allocations and foreign currency exposures. The manager uses proprietary research and economic analysis to try to anticipate market condi-tions and interest rate movements and to purchase securities that appear com-paratively undervalued.

The manager actively uses derivatives (investments whose value is based on indices or other securities) such as futures, forwards, options and swaps to adjust the Fund's average maturity and to implement currency strategies. The Fund is typically 75% to 100% hedged to the U.S. dollar.

The manager actively uses cash and cash equivalents to manage the Fund's aver-age maturity. However, the Fund normally invests 20% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: high yield debt securities and emerging market debt securities.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Managing, with predecessors, since 1861
Managed approximately $349 billion in assets at the end of 1999

FUND MANAGERS

David Gibbon
-----------------
Vice President of subadviser
Joined subadviser in 1992
Began career in 1992

Hubert Penot
-----------------
Managing Director of subadviser
Joined subadviser in 1978
Began career in 1978
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                                1997      9.05%
                                1998      9.15%
                                1999     -2.16%


Best quarter: up 4.32%, third quarter 1998 Worst quarter: down 1.75%, second quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        -2.16% -0.17%
Life of fund   6.10%  7.16%

Index:75% Lehman Brothers Aggregate Bond Index / 25% JP Morgan Non-US Govern-ment Bond Index, Hedged (for periods through April 30, 1999)
JP Morgan Global Government Bond Index, US Dollar Hedged (for periods after April 30, 1999)

(1)Began operations on May 1, 1996.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.
46

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, the Fund's investments in emerging market countries have a significantly higher degree of foreign risk than investments in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific securities poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Global Bond Fund (formerly Strategic Bond
 Portfolio)-Period ended December 31:       1996**     1997     1998     1999
Net asset value, beginning of period       $ 10.00  $ 10.16  $ 10.24  $ 10.60
Income from investment operations:
 Net investment income (loss)                 0.38     0.59     0.54     0.48
 Net realized and unrealized gain (loss)
  on investments*                             0.28     0.30     0.38    (0.70)
 Total from investment operations             0.66     0.89     0.92    (0.22)
Less distributions:
 Distributions from net investment income
  and capital paid in                        (0.38)   (0.66)   (0.47)   (0.56)
 Distributions from net realized gain on
  investments sold                           (0.12)   (0.15)   (0.09)     --
 Distributions in excess of income,
  capital paid in & gains                      --       --       --       --
 Total distributions                       $ (0.50) $ (0.81) $ (0.56)   (0.56)
Net asset value, end of period             $ 10.16  $ 10.24  $ 10.60  $  9.82
Total investment return                       6.71%    9.05%    9.15%   (2.16)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                               $12,907  $28,647  $66,791  $70,991
Ratio of expenses to average net assets
 (%)***                                       1.00%    1.00%    0.95%    0.83%
Ratio of net investment income (loss) to
 average net assets (%)                       6.05%    5.80%    5.27%    4.70%
Turnover rate (%)                           171.39%   69.38%  186.70%  332.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.57%, 1.32%, 1.02%, and 0.84% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

High Yield Bond Fund

GOAL AND STRATEGY

This is a high yield bond fund that seeks high income and growth in capital.

The Fund invests primarily in a diversified mix of high yield debt securities, commonly referred to as "junk bonds" (rated BB+/Ba1 or lower and their unrated equivalents), including:

 . corporate bonds, both U.S. and foreign (if dollar-denominated);

 . foreign government and agency securities (if dollar-denominated);

 . preferred stocks; and

 . convertible securities (convertible into common stocks or other equity inter-ests).

The manager will invest no more than 15% of the Fund's assets in emerging mar-ket countries (with below investment-grade sovereign debt). The Fund normally has 10% or less of its assets in cash and cash equivalents.

The manager seeks to purchase bonds with stable or improving credit quality before the market widely perceives the improvement. Purchase and sale decisions are primarily based upon the investment merits of the particular security.

The manager selects bonds using proprietary research, including:

 . quantitative analysis of historical financial data;

 . qualitative analysis of a company's future prospects; and

 . economic and industry analysis.

The Fund's average maturity depends on security selection decisions rather than interest rate decisions.

The Fund may purchase other types of securities, for example: equity securi-ties, high quality debt securities (short-term and otherwise), certain deriva-tives (investments whose value is based on indices or other securities), and debt securities denominated in foreign currencies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion in assets at the end of 1999

FUND MANAGER

Richard T. Crawford
-----------------
Vice President of subadviser
Joined subadviser in 1994
Began career in 1991

Manager draws upon the other members of the High Yield team, including:

Earl E. McEvoy
-----------------
Partner of subadviser
Joined subadviser in 1978
Began career in 1972

Catherine A. Smith
-----------------
Partner of subadviser
Joined subadviser in 1985
Began career in 1983

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year


                                    [GRAPH]
                               1999      5.13%


Best quarter: up 4.55%, fourth quarter 1998 Worst quarter: down 7.46%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        5.13% 2.39%
Life of fund  1.19% 0.31%

Index:Lehman Brothers High-yield Bond Index

(1)Began operations on May 1, 1998.

Note:See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

High Yield Bond Risk: High yield or junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price move-ments due to investor sentiment. In a down market, these high yield securities may become harder to value or to sell at a fair price.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1998**      1999
Net asset value, beginning of period                         $ 10.00   $  9.23
Income from investment operations:
 Net investment income (loss)                                   0.46      0.72
 Net realized and unrealized gain (loss) on investments*       (0.76)    (0.26)
 Total from investment operations                              (0.30)     0.46
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.46)    (0.70)
 Distributions from net realized gain on investments sold      (0.01)      --
 Distributions in excess of income, capital paid in & gains      --        --
 Total distributions                                           (0.47)    (0.70)
Net asset value, end of period                               $  9.23   $  8.99
Total investment return                                        (2.98)%    5.13%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $14,789   $19,921
Ratio of expenses to average net assets (%)***                  0.90%     0.80%
Ratio of net investment income (loss) to average net assets
 (%)                                                            7.43%     7.94%
Turnover rate (%)                                              17.67%    38.62%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.03% and 1.04% for the years ended December 31, 1998, and 1999, respectively.

Money Market Fund

GOAL AND STRATEGY

This is a money market fund that seeks current income consistent with maintain-ing liquidity and preserving capital. The Fund intends to maintain a stable net asset value of $10 per share.

The Fund only invests in U.S. dollar denominated money market instruments rated within the two highest short-term credit rating categories, primarily includ-ing:

 . commercial paper;

 . asset-backed commercial paper;

 . bank notes and certificates of deposit;

 . short-term bonds;

 . U.S. Treasury and agency notes and bills; and

 . repurchase and reverse repurchase agreements.

These securities have a maximum remaining maturity of 397 days (13 months) and may be issued by:

 . U.S. and foreign banks and other lending institutions;

 . U.S. and foreign corporations;

 . the U.S. Treasury and U.S. government agencies and instrumentalities;

 . entities whose obligations are guaranteed as to principal or interest by the U.S. Government;

 . municipalities;

 . foreign governments; and

 . supranational organizations (such as the World Bank).

The weighted average time to maturity of the Fund's investments is 90 days or less.

The manager may invest:

 . up to 5% of assets in securities rated in the second-highest short-term cate-gory (or unrated equivalents); and

 . up to 1% of assets or $1 million (whichever is greater) in securities of a single issuer rated in the second-highest short-term category (or unrated equivalents).

The manager selects securities with the highest yield available among securi-ties of comparable credit quality and maturity using proprietary research.
--------------------------------------------------------------------------------
MANAGER

Managed By John Hancock Life Insurance Company

FUND MANAGER

Peter S. Mitsopoulos
-----------------
Financial Officer at manager
Joined manager in 1981

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1990       8.00%
                               1991       6.00%
                               1992       3.60%
                               1993       3.41%
                               1994       4.03%
                               1995       5.78%
                               1996       5.32%
                               1997       5.38%
                               1998       5.40%
                               1999       5.05%


Best quarter: up 2.38%, second quarter 1989 Worst quarter: up 0.74%, second quarter 1993

Average annual total return -- for periods ending 12/31/99

                  Fund
1 year            5.05%
5 years           5.40%
10 years          5.18%
Life of fund      5.81%

MAIN RISKS

Primary

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, yields on the Fund's investments will generally rise and prices on the Fund's investments will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of instruments held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of an instrument held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of an instrument held by the Fund may be downgraded. In either case, the value of the instrument held by the Fund would fall. All money market instruments have some credit risk, but in general lower-rated instruments have higher credit risk. Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1995      1996      1997      1998       1999
Net asset value, beginning
 of period                  $  10.00  $  10.00  $  10.00  $  10.00   $  10.00
Income from investment
 operations:
 Net investment income
  (loss)                        0.57      0.52      0.53      0.53       0.45
 Net realized and
  unrealized gain (loss) on
  investments*                   --        --        --        --         --
 Total from investment
  operations                    0.57      0.52      0.53      0.53       0.45
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.57)    (0.52)    (0.53)    (0.53)     (0.45)
 Distributions from net
  realized gain on
  investments sold               --        --        --        --         --
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --        --         --
 Total distributions        $  (0.57) $  (0.52) $  (0.53) $   (0.53)    (0.45)
Net asset value, end of
 period                     $  10.00  $  10.00  $  10.00  $  10.00   $  10.00
Total investment return         5.78%     5.32%     5.38%     5.40%      5.05%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $185,909  $213,235  $229,443  $395,195   $451,235
Ratio of expenses to
 average net assets (%)         0.35%     0.30%     0.33%     0.31%      0.31%
Ratio of net investment
 income (loss) to average
 net assets (%)                 5.62%     5.20%     5.32%     5.29%      4.95%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Your Account

Investments in shares of the funds

Each fund sells its shares directly to separate accounts of John Hancock, JHVLICO and IPL to fund variable contracts. Each fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

 . instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a con-tract), and

 . the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

 . refuse a buy order if the adviser believes it would disrupt management

 . suspend a fund's offer of shares, or

 . suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

Each fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its NAV:

 . by dividing its net assets by the number of its outstanding shares,

 . once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Conse-quently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Valuation

The Money Market Fund values its securities at amortized cost. Each of the other funds values securities based on:

 . market quotations,

 . amortized cost,

 . valuations of independent pricing services, or

 . fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

 .market quotations are not readily available, or

 . the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemp-tion proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses

The advisory fee paid by each fund to the adviser last year was:

  Funds                        % of net assets
  Managed                           0.32%
  Growth & Income                   0.25%
  Equity Index                      0.14%
  Large Cap Value                   0.74%
  Large Cap Growth                  0.36%
  Mid Cap Value                     0.80%
  Mid Cap Growth                    0.83%
  Real Estate Equity                0.60%
  Small/Mid Cap CORE                0.80%
  Small/Mid Cap Growth              0.75%
  Small Cap Value                   0.80%
  Small Cap Growth                  0.75%
  Global Equity                     0.90%
  Global Balanced*                  0.85%
  International Equity Index        0.16%
  International Opportunities       0.87%
  Emerging Markets Equity           1.27%
  Short-Term Bond                   0.30%
  Bond Index                        0.15%
  Active Bond**                     0.25%
  Global Bond                       0.69%
  High Yield Bond                   0.65%
  Money Market                      0.25%

* Formerly International Balanced
**Formerly Sovereign Bond

The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser.

The adviser has agreed to limit each fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and taxes) to not more than
 .10 percent of the fund's average daily net assets.
Dividends and Taxes

Dividends

Each fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

Each fund declares and pays dividends monthly, except that the Money Market Fund does so daily.

Funds generally declare capital gains distributions annually.

Taxes

Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

 . avoid federal income tax and excise tax, and

 . assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire vari-ous service providers to carry out the Trust's operations.

                                    Variable
                                 Contractowners


                                 John Hancock,
                                JHVLICO and IPL
                               Separate Accounts


                                   The Trust
                              Trustees oversee the
                             Trust's investment and
                              business activities.

          Investment Adviser                        Custodian
          John Hancock Life                State Street Bank and Trust
          Insurance Company                          Company


         Manages the Trust's                Holds the Trust's assets,
       investment and business                  settles all Trust
             activities.                   trades and collects most of
                                                  the valuation
                                           data required for calculat-
                                                 ing the Trust's
                                                       NAV.

                                  Subadvisers

      Brinson Partners, Inc.                  Mellon Bond Associates, LLP
      Goldman Sachs Asset Management.         Morgan Stanley Dean Witter  In-
                                              vestment Management Inc.
      Independence International Associates, Inc.
      Independence Investment Associates, Inc.Neuberger Berman, LLC
      INVESCO, Inc.                           Rowe Price-Fleming Internation-
      J.P. Morgan Investment Management Inc.  al, Inc.
      Janus Capital Corporation               Scudder Kemper Investments, Inc.
      John Hancock Advisers, Inc.             State Street Bank and Trust Com-
                                              pany
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company,
                                              LLP

                      Provide management to various funds.

APPENDIX

Additional Performance Information

The "Past Performance" information shown earlier in this prospectus for certain of the Funds may not be sufficient for you to make a complete assessment of the risks and potential rewards of investing in those Funds. The Small/Mid Cap CORE Fund, the Emerging Markets Equity Fund, the Bond Index Fund, and the High Yield Bond Fund only began operations on May 1, 1998. The Small/Mid Cap Growth Fund and the Global Bond Fund each implemented a significant change in strategy as of May 1, 1999. Finally, the Global Balanced Fund implemented a significant change in strategy as of May 1, 2000.

Since each of these Funds has at best a very limited period of relevant perfor-mance history, we have set forth below information for certain similar accounts that are managed by the Funds' respective subadvisers. Each grouping of such accounts is referred to as a "composite." In the case of each account included in a composite, the total management fees and other operating expenses of the Fund (based upon management fee schedules and allocation rules currently in effect) have been substituted for the actual fees and expenses (other than bro-kerage and other transaction expenses) of the account. Also, except as specifi-cally noted below, each composite includes all of the investment company and other accounts of the subadviser that satisfy the following requirements:

 . they have been managed with investment objectives, policies, and strategies substantially similar to those used in managing the Fund, and

 . they are of sufficient size that their performance would be considered rele-vant to the owner of a variable contract investing in that Fund.

Some of the accounts in the composites were not registered investment companies and, therefore, were not subject to federal income tax and other legal require-ments applicable to such companies. Had such accounts been subject to such requirements, their performance could have been adversely affected. The perfor-mance figures in this Appendix do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contacts to be less than that shown below.

The graphs below show how the composite's total return has varied from year to year, while the tables show performance over time (along with a broad-based index for reference). All figures assume dividend reinvestment. Past perfor-mance does not indicate future results.

Small/Mid Cap CORE Composite (Corresponding to Small/Mid Cap CORE Fund)

The Small/Mid Cap CORE Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 4 accounts with total assets of $158 million.

             Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1996       19.55%
                               1997       29.42%
                               1998       -0.52%
                               1999       21.54%

             * Composite inception April 1, 1996. 1996 total return is not annualized.

             Best quarter: up 17.87%, fourth quarter 1999 Worst quarter: down 20.71%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                           Composite Index
          1 year            21.54%   24.15%
          3 years           16.10%   15.72%
          Since inception   18.18%   15.96%

             Index:Russell 2500TM Index

Small/Mid Cap Growth Composite (Corresponding to Small/Mid Cap Growth Fund)

The Small/Mid Cap Growth Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 31 accounts with total assets of $1.9 billion.

             Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1995       30.68%
                               1996       19.23%
                               1997       26.82%
                               1998       13.97%
                               1999       -1.65%


             Best quarter: up 22.51%, fourth quarter 1998 Worst quarter: down 15.81%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -1.65%   55.48%
          3 years   12.44%   22.53%
          5 years   17.24%   23.10%

             Index:Russell 2500TM Growth Index


Global Balanced Composite (Corresponding to Global Balanced Fund)

The Global Balanced Composite is an asset-weighted composite of all fully dis-cretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 4 accounts with total assets of $1.8 billion.

             Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1995       24.85%
                               1996       14.15%
                               1997       10.75%
                               1998        8.71%
                               1999        1.60%


             Best quarter: up 8.34%, second quarter 1997 Worst quarter: down 5.13%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year     1.60%   14.32%
          3 years    6.95%   15.57%
          5 years   11.76%   15.48%

             Index:65% MSCI World Index/35% Salomon Brothers
             World Government Bond Index, Unhedged.

Emerging Markets Equity Composite (Corresponding to Emerging Markets Equity
Fund)

The Emerging Markets Equity Composite is an asset-weighted composite of all fully discretionary mutual fund accounts managed using a substantially similar investment strategy (excluding all separately managed accounts and the Emerging Markets Equity Fund). As of December 31, 1999, the composite included 12 accounts with total assets of $5.2 billion.

             Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1995       -13.42
                               1996        11.84%
                               1997        -2.41%
                               1998       -24.33%
                               1999       102.74%


             Best quarter: up 51.98%, fourth quarter 1999 Worst quarter: down 23.57%, second quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    102.74%  66.41%
          3 years    14.40%   3.18%
          5 years     7.71%   2.00%

             Index:MSCI Emerging Markets Free Index


Government/Corporate Bond Index Composite (Corresponding to Bond Index Fund)

The Government/Corporate Bond Index Composite is an asset-weighted composite of all fully discretionary accounts (excluding mutual funds) managed using a sub-stantially similar investment strategy. As of December 31, 1999, the composite included 5 accounts with total assets of $1.3 billion.

             Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1995       18.87%
                               1996        2.54%
                               1997        9.70%
                               1998        9.41%
                               1999       -2.42%


             Best quarter: up 6.43%, second quarter 1995 Worst quarter: down 2.44%, first quarter 1996

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -2.42%   -2.15%
          3 years    5.41%    5.54%
          5 years    7.38%    7.60%

             Index:Lehman Brothers Government/Corporate Bond
             Index

Global Fixed Hedged Composite (Corresponding to Global Bond Fund)
The Global Fixed Hedged Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strat-egy. As of December 31, 1999, the composite included 2 accounts with total assets of $734 million.

             Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1995       17.67%
                               1996        8.55%
                               1997        9.72%
                               1998       11.72%
                               1999       -1.36%


             Best quarter: up 5.92%, third quarter 1998 Worst quarter: down 1.59%, second quarter 1999

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -1.36%   0.72%
          3 years    6.54%   7.55%
          5 years    9.08%   9.76%

             Index:J. P. Morgan Global Government Bond Index,
             U.S. Dollar Hedged.


High Yield Bond Composite (Corresponding to High Yield Bond Fund)

The High Yield Bond Composite is an asset-weighted composite of all fully dis-cretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 13 accounts with total assets of $850 million.

             Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1995       20.48%
                               1996       12.77%
                               1997       11.85%
                               1998       -0.17%
                               1999        4.13%


             Best quarter: up 6.18%, second quarter 1995 Worst quarter: down 7.91%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year     4.13%   2.39%
          3 years    5.15%   5.56%
          5 years    9.58%   9.31%

             Index:Lehman Brothers High Yield Bond Index.

For more information

 This prospectus            Two documents are           To request a free
 should be used             available that offer        copy of the current
 only with a vari-          further information         annual/semiannual
 able contract              on John Hancock             report or the SAI,
 prospectus.                Variable Series             please contact:
                            Trust I:
                                                        By mail:
                            Annual/Semiannual
                            Report to shareholders      John Hancock Variable
                                                        Series Trust I
                            Includes financial          John Hancock Place
                            statements, a dis-          Boston, MA 02117
                            cussion of the mar-
                            ket conditions and          By phone: 1-800-732-
                            investment strate-          5543
                            gies that signifi-
                            cantly affected per-        Or you may view or
                            formance, and the           obtain these docu-
                            auditors' report (in        ments from the SEC:
                            the annual report
                            only).                      In person: at the
                                                        SEC's Public Refer-
                            Statement of                ence Room in Wash-
                            Additional                  ington, DC
                            Information (SAI)
                                                        By phone: 1-800-SEC-
                            The SAI contains            0330
                            more detailed infor-
                            mation on all               By mail: Public Refer-
                            aspects of the              ence Section Securi-
                            funds.                      ties and Exchange Com-
                                                        mission
                            A current SAI has
                            been filed with the         Washington, DC
                            Securities and              20549-6009
                            Exchange Commission         (duplicating fee
 John Hancock               and is incorporated         required)
 Variable                   by reference into
 Series Trust I             (i.e., is legally a         On the
 John Hancock               part of) this pro-          Internet: www.sec.gov
 Place                      spectus.
 Boston, Massachu-                                      SEC File Num-
 setts 02117                                            ber: 811-4490

VSTPRO--LA1

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

MAY 1, 2000

Managed Fund
Growth & Income Fund
Equity Index Fund
Large Cap Value Fund
Large Cap Growth Fund
Large Cap Aggressive Growth
Mid Cap Value Fund
Mid Cap Growth Fund
Fundamental Mid Cap Growth
Real Estate Equity Fund
Small/Mid Cap CORE Fund
Small/Mid Cap Growth Fund
Small Cap Value Fund
Small Cap Growth Fund
Global Equity Fund
Global Balanced Fund
International Equity Index Fund
International Opportunities Fund
Emerging Markets Equity Fund
Short-Term Bond Fund
Bond Index Fund
Active Bond Fund
Global Bond Fund
High Yield Bond Fund
Money Market Fund

                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Contents

--------------------------------------------------------------------------------

John Hancock Variable Series Trust I ("Trust")

Overview                                     2

A fund-by-fund summary of goals, strategies and risks.

Your Investment Choices                      3
Managed Fund                                 6
Growth & Income Fund                         8
Equity Index Fund                           10
Large Cap Value Fund                        12
Large Cap Growth Fund                       14
Large Cap Aggressive Growth Fund            16
Mid Cap Value Fund                          18
Mid Cap Growth Fund                         20
Fundamental Mid Cap Growth Fund             22
Real Estate Equity Fund                     24
Small/Mid Cap CORE Fund                     26
Small/Mid Cap Growth Fund                   28
Small Cap Value Fund                        30
Small Cap Growth Fund                       32
Global Equity Fund                          34
Global Balanced Fund                        36
International Equity Index Fund             38
International Opportunities Fund            40
Emerging Markets Equity Fund                42
Short-Term Bond Fund                        44
Bond Index Fund                             46
Active Bond Fund                            48
Global Bond Fund                            50
High Yield Bond Fund                        52
Money Market Fund                           54

Policies and instructions for opening, maintaining and closing an account in any fund

Your Account                                56
Investments in shares of the funds          56
Share price                                 56
Valuation                                   56
Conflicts                                   56

Further information on the funds

Funds' Expenses                             57
Dividends and Taxes                         57
Dividends                                   57
Taxes                                       57

Further information on the Trust

Trust Business Structure                    58

Additional performance information

Appendix                                    59
For more information                back cover

Overview

--------------------------------------------------------------------------------
FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on page 6. Each description provides the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Financial Highlights The fund's operating performance per share, measured year-by-year.
THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

 . John Hancock Life Insurance Company ("John Hancock"),

 . John Hancock Variable Life Insurance Company ("JHVLICO"), and

 . Investors Partner Life Insurance Company and its subsidiaries ("IPL").

In some variable contract forms, the Trust is referred to as the "Fund" or "Se-ries Fund" and the investment choices are referred to as "Portfolios."

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund. John Hancock is a Massa-chusetts stock life insurance company. On February 1, 2000, John Hancock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 1999, John Hancock managed approximately $127 billion, of which it owned over $71 billion. Most of the funds have subadvisers.

Your Investment Choices

-------------------------------------------------------------------------------

The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. There are 23 funds available under your variable contract. Each fund has its own strategy and its own risk/reward profile.The funds can be broadly categorized as equity funds, balanced funds, bond funds, and international/global funds. Within these broad categories, the funds can be further categorized as follows:

Equity Funds
Equity funds can be categorized in two ways--by capitalization and by invest-ment style.

Capitalization              Equity funds can be categorized by market capital-
                            ization, which is defined as the market value of all shares of a company's stock. The following def-initions for large, mid and small cap are based upon statistics at year-end 1999, but are adjusted periodically with broad equity market movements as represented by the Russell 3000 Index(R) or other widely-recognized source of market capitalization data. Adjustments are typically made on a quarterly basis, but in extraordinary circumstances may be made as frequently as monthly.

                            Large Cap Funds:
 . Growth & Income Fund      These funds invest in large, well-established com-
                            panies that typically are very actively traded and
 . Equity Index Fund         provide more stable investment returns over time.
                            Large cap companies represent the 300 largest
 . Large Cap Value Fund      stocks in the Russell 3000 Index. Each of those
                            companies has a market capitalization greater than
 . Large Cap Growth Fund     $7.9 billion as of the end of 1999. Large cap funds
                            are appropriate for investors who want the least
 . Large Cap Aggressive      volatile investment returns within the overall
  Growth                    equity markets.


                            Mid Cap Funds:
 . Mid Cap Value Fund        These funds invest in medium-sized, less estab-
                            lished companies that are less actively traded and
 . Mid Cap Growth Fund       provide more share price volatility over time than
                            large cap stocks. Mid cap companies represent the
 . Fundamental Mid Cap       250th to 1000th largest stocks in the Russell 3000
  Growth Index. Each of those companies has a market capi-talization between $1.4 billion and $9.7 billion as
 . Small/Mid Cap CORE Fund   of the end of 1999. Mid cap funds are appropriate
                            for investors who are willing to accept more vola-
 . Small Mid/Cap Growth      tile investment returns within the overall equity
  Fund markets with the potential reward of higher long-term returns.
 . Real Estate Equity Fund


                            Small Cap Funds:
 . Small Cap Value Fund      These funds invest in small newly established com-
                            panies that are less actively traded and have a
 . Small Cap Growth Fund     high level of share price volatility over time.
                            Small cap companies represent the 2000 smallest stocks in the Russell 3000 Index. Each of those companies has a market capitalization of less than $1.4 billion as of the end of 1999. Small cap funds are appropriate for investors who are willing to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

Investment Style

                            Value Funds:
 . Large Cap Value Fund      Value funds invest in companies that are attrac-
                            tively priced, considering their asset and earnings
 . Mid Cap Value Fund        history. These stocks typically pay above average
                            dividends and have low stock prices relative to
 . Small Cap Value Fund      measures of earnings and book value. Value funds
                            are appropriate for investors who want some divi-
 . Real Estate Equity Fund   dend income and the potential for capital gains,
                            but are less tolerant of share-price fluctuations.

                           Growth Funds:
 . Large Cap Growth Fund    Growth funds invest in companies believed to have
                           above-average prospects for capital growth due to
 . Large Cap Agressive      their strong earnings and revenue potential. Growth
  Growth stocks typically have high stock prices relative to measures of earnings and book value. Growth funds
 . Mid Cap Growth Fund      are appropriate for investors who are willing to
                           accept more share-price volatility for the poten-
 . Fundamental Mid/Cap      tial reward of higher long-term returns.
  Growth Fund

 . Small Mid/Cap Growth     Blend Funds:
  Fund Blend funds invest in both value and growth compa-nies. Blend funds are appropriate for investors who
 . Small Cap Growth Fund    seek both dividend and capital appreciation charac-
                           teristics.
 . Growth & Income Fund

 . Equity Index Fund

 . Small/Mid Cap CORE
  Fund

Balanced Funds

 . Managed Fund             Balanced funds invest in a combination of stocks
                           and bonds and actively manage the mix of stock and
 . Global Balanced          bonds within a target range. Domestic balanced
  Fund funds invest in U.S. stocks and bonds. Interna-tional balanced funds invest in foreign stocks and bonds.

Bond Funds
Bond funds can be categorized in two ways--by average maturity and by credit quality:

Average Maturity           Bond maturity is a key measure of interest rate
                           risk. A bond's maturity measures the time remaining until the bond matures, or until the repayment of the bond's principal comes due. The longer a bond's maturity, the more sensitive the bond's price is to changes in interest rates.

                           Short:
 . Money Market Fund        These funds invest primarily in bonds with short
                           maturities, typically less than four years. These
 . Short Term Bond          funds have less interest risk than intermediate-
  Fund                     term bond funds.


                           Intermediate:
 . Bond Index Fund          These funds invest in bonds of all maturities and
                           maintain an average maturity which is typically
 . Active Bond Fund         between four and ten years. These funds have more
                           interest rate risk than short-term bond funds.
 . Global Bond Fund

 . High Yield Bond Fund


Credit Quality             Credit quality is a measure of the ability of a
                           bond issuer to meet its financial obligations and repay principal and interest. High quality bonds have less credit risk than lower quality bonds.
                           Investment grade bonds typically have "high" or "medium" credit quality ratings (as defined below), while high-yield bonds have "low" credit quality ratings.

                           High:
 . Money Market Fund        These funds focus on the highest-rated, most
                           creditworthy bonds and typically maintain an aver-
 . Bond Index Fund          age credit quality rating of AAA/Aaa or AA/Aa.

 . Global Bond Fund

                           Medium:
 . Short Term Bond Fund     These funds invest in bonds of all credit quality
                           levels with a focus on high-rated investment grade
 . Active Bond Fund         bonds. These funds typically maintain an average
                           credit quality rating of A or BBB/Baa.

                           Low:
 . High Yield Bond Fund     These funds invest primarily in lower rated bonds--
                           known as high yield or "junk" bonds. These funds typically maintain a below investment-grade average credit quality rating of BB/Ba or B.


International/Global Funds
International funds invest primarily in securities markets outside the United States. Global funds invest both in the United States and abroad. These funds can be categorized by the types of markets they invest in.

                           Developed Markets:
 . Global Equity Fund       These funds invest primarily in the larger, well-
                           established developed or industralized markets
 . International            around the world. These funds have less foreign
  Equity Index Fund        securities risk than emerging market funds.

 . International
  Opportunities Fund

                           Emerging Markets:
 . Emerging Markets         These funds invest primarily in developing or
  Equity Fund              emerging markets and have more foreign securities
                           risk than funds that invest primarily in well-established, developed markets.

                                --------------

In the following pages, any fund investment strategy that is stated as a per-centage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. The trustees of the Trust can change the investment goals and stragtegy of any fund without shareholder (i.e., contractowner) approval.

The financial highlights tables on the following pages detail the historical performance of each fund, including total return information showing the increase or decrease of an investment in the fund each year (assuming rein-vestment of all dividends and distributions). The "total investment return" shown for each fund does not reflect the expenses and charges of the applica-ble separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable con-tract prospectus to which this prospectus is attached. If the earliest period shown in the financial highlights table is less than a full calendar year, the two "Ratios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turnover rate" for that period have not been annualized.

In this prospectus, the term "stock"' is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand refer-ence for debt obligations generally.

Managed Fund

GOAL AND STRATEGY

This is a balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a diversified mix of:

 . common stocks of large established U.S. companies;

 . bonds with maturities generally greater than 12 months; and

 . money market and other short-term debt securities with maturities generally not greater than 12 months.

The manager makes ongoing decisions about the mix between stocks and bonds. The Manager has a target mix of 60% in equities and 40% in bonds, but actively man-ages the mix within (+/-) 10 percentage points of the target mix.

The manager selects stocks and bonds using a combination of proprietary research and quantitative tools. Stocks are purchased that are undervalued rel-ative to the stock's history and have improving earnings growth prospects. Bonds are purchased that are attractively priced and have cheap, predictable cash flows. The Fund is managed using risk control techniques that maintain risk and industry characteristics similar to the overall market.

The Fund normally invests its equity portion in 80 to 150 stocks, with at least 65% (usually higher) of its equity assets in large cap companies. The Fund may invest up to 20% of its bond assets in foreign debt securities of developed countries (denominated in foreign currencies) and up to 15% of its bond assets in high yield bonds. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures and forwards, to adjust the Fund's average maturity relative to the Lehman Brothers Aggregate Bond Index and to implement currency strategies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

John C. Forelli
(equity)
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1990

Jeffrey B. Saef
(fixed income)
-----------------
Senior Vice President of subadviser
Joined team in 1994
Joined subadviser in 1994

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                                                         [CHART]

                                    [GRAPH]

                               1990       3.80%
                               1991      22.00%
                               1992       7.70%
                               1993      11.60%
                               1994      -2.23%
                               1995      27.09%
                               1996      10.72%
                               1997      18.72%
                               1998      20.42%
                               1999       9.10%


Best quarter: up 14.77%, fourth quarter 1998 Worst quarter: down 7.22%, third quarter 1998

Average annual total return -- for periods ending 12/31/99

               Fund  Index
1 year         9.10% 12.00%
5 years       17.02% 18.85%
10 years      12.60% 13.48%
Life of fund  12.45% 13.06%

Index:50% S&P 500 Index/50% Lehman Brothers Government/Corporate Bond Index
(for
   periods through December 31, 1997)
   60% S&P 500 Index/40% Lehman Brothers Government/Corporate Bond Index (for periods from January 1, 1998 through April 30, 1998)
   60% S&P 500/40% Lehman Brothers Aggregate Bond Index (for periods after April 30, 1998)
6

MAIN RISKS
Primary


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.


Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.


Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.


Market Allocation Risk: The allocation of the Fund's assets among major asset classes (i.e., stocks, bonds, and short-term debt securities) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.


Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.
Secondary


Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.


Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.


Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                           1995        1996        1997        1998        1999
Net asset value,
 beginning of period         $11.96      $13.73      $13.35      $14.35      $15.64
Income from investment
 operations:
 Net investment income
  (loss)                       0.62        0.61        0.59        0.46        0.44
 Net realized and
  unrealized gain (loss)
  on investments*              2.56        0.81        1.86        2.43        0.94
 Total from investment
  operations                   3.18        1.42        2.45        2.89        1.38
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.62)      (0.61)      (0.67)      (0.51)      (0.43)
 Distributions from net
  realized gain on
  investments sold            (0.79)      (1.19)      (0.78)      (1.09)      (1.14)
 Distributions in excess
  of income, capital
  paid in & gains               --          --          --          --          --
 Total distributions          (1.41)      (1.80)      (1.45)      (1.60)      (1.57)
Net asset value, end of
 period                      $13.73      $13.35      $14.35      $15.64      $15.45
Total investment return       27.09%      10.72%      18.72%      20.42%       9.10%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $2,093,964  $2,386,660  $2,800,127  $3,301,910  $3,430,919
Ratio of expenses to
 average net assets (%)        0.38%       0.36%       0.37%       0.36%       0.36%
Ratio of net investment
 income (loss) to
 average net assets (%)        4.66%       4.41%       4.18%       2.99%       2.75%
Turnover rate (%)            187.67%     113.61%     200.41%     160.57%     203.86%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Growth & Income Fund

GOAL AND STRATEGY

This is a large cap stock fund that seeks long-term growth in income and capi-tal.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and growth in capital (i.e., "value" companies); or

 . above-average potential for growth in revenues and earnings (i.e., "growth" companies).

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The Fund is managed using risk control techniques that maintain risk and industry charac-teristics similar to the S&P 500 Index.

The Fund normally invests in 80 to 150 stocks, with at least 65% (usually high-er) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at end of 1999

FUND MANAGER
Management by investment team overseen by:

Paul F. McManus
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]


                                    [GRAPH]

                               1990       4.10%
                               1991      26.00%
                               1992       8.90%
                               1993      13.33%
                               1994      -0.56%
                               1995      34.21%
                               1996      20.10%
                               1997      29.79%
                               1998      30.25%
                               1999      16.23%


Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 12.05%, third quarter 1998

Average annual total return -- for periods ending 12/31/99

               Fund  Index
1 year        16.23% 21.04%
5 years       25.93% 28.55%
10 years      17.70% 18.20%
Life of fund  16.46% 17.27%

Index:S & P 500 Index

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                           1995        1996        1997        1998        1999
Net asset value,
 beginning of period     $    11.50  $    13.94  $    14.65  $    16.61  $    19.49
Income from investment
 operations:
 Net investment income
  (loss)                       0.36        0.34        0.27        0.23        0.20
 Net realized and
  unrealized gain (loss)
  on investments*              3.53        2.43        4.07        4.75        2.88
 Total from investment
  operations                   3.89        2.77        4.34        4.98        3.08
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.36)      (0.34)      (0.27)      (0.23)      (0.20)
 Distributions from net
  realized gain on
  investments sold            (1.09)      (1.72)      (2.11)      (1.87)      (2.36)
 Distributions in excess
  of income, capital
  paid in & gains                --          --          --          --          --
 Total distributions     $    (1.45) $    (2.06) $    (2.38) $    (2.10) $    (2.56)
Net asset value, end of
 period                  $    13.94  $    14.65  $    16.61  $    19.49  $    20.01
Total investment return       34.21%      20.10%      29.79%      30.25%      16.23%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $1,598,585  $2,047,927  $2,785,964  $3,670,785  $4,218,841
Ratio of expenses to
 average net assets (%)        0.28%       0.27%       0.28%       0.27%       0.28%
Ratio of net investment
 income (loss) to
 average net assets (%)        2.70%       2.24%       1.61%       1.24%       0.98%
Turnover rate (%)             73.54%      81.02%      74.56%      48.45%      70.16%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Equity Index Fund

GOAL AND STRATEGY

This is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

The manager employs a passive management strategy by normally investing in all 500 stocks included in the Index. The manager invests in each stock in roughly the same proportion as represented in the Index.

The manager seeks to replicate as closely as possible the aggregate risk char-acteristics and industry diversification of the Index.

The Fund normally invests in all 500 stocks in the Index, but has no predeter-mined number of stocks that it must hold. S&P may change the composition of the Index from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow.

The Fund may purchase other types of securities, for example: Standard & Poor's Depository Receipts (SPDRs), American Depository Receipts (ADRs), cash equiva-lents, and certain derivatives (investments whose value is based on indices or other securities).

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

State Street Bank and Trust Company
State Street Global Advisors Division
Two International Place
Boston, Massachusetts 02110

Managing since 1978
Managed approximately $667 billion in assets at the end of 1999

FUND MANAGERS

John A. Tucker
-----------------
Principal of subadviser
Joined subadviser in 1988

James B. May
-----------------
Principal of subadviser
Joined subadviser in 1989


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]


                                    [GRAPH]

                               1997       32.79%
                               1998       28.45%
                               1999       21.08%


Best quarter: up 21.27%, fourth quarter 1998 Worst quarter: down 9.99%, third quarter 1998

Average annual total return -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        21.08% 21.04%
Life of fund  26.36% 26.79%

Index:S&P 500 Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's per-
  formance being different than that of the Index.
Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's invest-ment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**      1997      1998      1999
Net asset value, beginning of period    $10.00    $11.10    $14.21    $17.70
Income from investment operations:
 Net investment income (loss)             0.15      0.24      0.25      0.27
 Net realized and unrealized gain
  (loss) on investments*                  1.26      3.41      3.76      3.41
 Total from investment operations         1.41      3.65      4.01      3.68
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.21)    (0.29)    (0.24)    (0.26)
 Distributions from net realized gain
  on investments sold                    (0.10)    (0.25)    (0.28)    (0.66)
 Distributions in excess of income,
  capital paid in & gains                  --        --        --        --
 Total distributions                    ($0.31)   ($0.54)   ($0.52)    (0.92)
Net asset value, end of period          $11.10    $14.21    $17.70    $20.46
Total investment return***               14.23%    32.79%    28.45%    21.08%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $14,650  $101,390  $232,578  $451,296
Ratio of expenses to average net
 assets (%)****                           0.00%     0.00%     0.00%     0.00%
Ratio of net investment income (loss)
 to average net assets (%)                2.74%     1.97%     1.59%     1.42%
Turnover rate (%)                        15.72%    64.56%    43.31%    55.24%

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 **    Fund began operations on May 1, 1996.
 *** Includes the effect of a voluntary capital contribution from John Han-cock of $0.06 per share for the period ended 1996 and $0.04 per share for year ended 1997. The Total Investment Return without the capital contribution would have been 13.59% for the year ended 1996 and 32.47% for the year ended 1997.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61%, 0.65%, 0.34% and 0.22% for the years ended December 31, 1996, 1997, 1998 and 1999, respectively.

Large Cap Value Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and substantial dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks using proprietary equity research. Stocks are purchased that are undervalued by various measures such as the stock's current price relative to its earnings potential.

The manager looks for companies with:

 . established operating history;

 . above-average dividend yield relative to the S&P 500 Index;

 . low price/earnings ratio relative to the S&P 500 Index;

 . sound balance sheet and other positive financial characteristics; and

 . low stock price relative to the company's underlying value.

The Fund normally invests in 100 to 175 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), foreign equity securities of developed countries, high quality intermediate and short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managed approximately $180 billionin assets at the end of 1999

FUND MANAGERS
Management by Investment Advisory Committee

Brian C. Rogers
-----------------
Committee Chairman
Director of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1982


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1997       28.56%
                               1998        9.26%
                               1999        3.28%


Best quarter: up 12.86%, fourth quarter 1999 Worst quarter: down 8.58%, third quarter 1999

Average annual total return -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         3.28%  7.35%
Life of fund  14.67% 19.54%

Index:Russell 1000(R) Value Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach car-ries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997      1998      1999
Net asset value, beginning of period      $ 10.00  $ 11.09  $  13.57  $  14.02
Income from investment operations:
 Net investment income (loss)                0.16     0.29      0.28      0.27
 Net realized and unrealized gain (loss)
  on investments*                            1.22     2.84      0.96      0.18
 Total from investment operations            1.38     3.13      1.24      0.45
Less distributions:
 Distributions from net investment
  income and capital paid in                (0.16)   (0.29)    (0.28)    (0.27)
 Distributions from net realized gain on
  investments sold                          (0.13)   (0.36)    (0.51)    (0.71)
 Distributions in excess of income,
  capital paid in & gains                     --       --        --        --
 Total distributions                       ($0.29)  ($0.65)   ($0.79)    (0.98)
Net asset value, end of period            $ 11.09  $ 13.57  $  14.02  $  13.49
Total investment return                     13.90%   28.56%     9.26%     3.28%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $19,781  $73,269  $123,365  $155,849
Ratio of expenses to average net assets
 (%)***                                      1.00%    1.00%     0.92%     0.85%
Ratio of net investment income (loss) to
 average net assets (%)                      2.74%    2.42%     2.08%     1.88%
Turnover rate (%)                           19.95%   19.21%    18.46%    32.62%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.89% and 1.06% for the years ended December 31, 1996 and 1997, respectively.

Large Cap Growth Fund

GOAL AND STRATEGY

This is a large cap stock fund with a growth emphasis that seeks growth in capital.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The Fund is managed using risk control techniques that maintain risk and industry charac-teristics similar to the Russell 1000(R) Growth Index.

The Fund normally invests in 80 to 150 stocks, with at least 65% (usually high-er) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Mark C. Lapman
-----------------
Executive Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982
Began career in 1979

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                               1990       6.60%
                               1991      25.50%
                               1992       9.90%
                               1993      13.80%
                               1994      -0.98%
                               1995      31.64%
                               1996      18.27%
                               1997      30.89%
                               1998      39.51%
                               1999      24.07%


Best quarter: up 27.79%, fourth quarter 1998 Worst quarter: down 11.16%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        24.07% 33.16%
5 years       28.67% 32.18%
10 years      19.34% 19.86%
Life of fund  17.72% 18.46%

Index:S&P 500 Index (for periods through April 30, 1996)
Russell 1000(R) Growth Index (for periods after April 30, 1996)

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                         1995      1996      1997        1998        1999
Net asset value,
 beginning of period     $  14.41  $  17.37  $  17.49  $    20.82  $    26.19
Income from investment
 operations:
 Net investment income
  (loss)                     0.44      0.25      0.17        0.14        0.09
 Net realized and
  unrealized gain (loss)
  on investments*            4.06      2.89      5.21        8.05        6.03
 Total from investment
  operations                 4.50      3.14      5.38        8.19        6.12
Less distributions:
 Distributions from net
  investment income and
  capital paid in           (0.70)    (0.25)    (0.17)      (0.14)      (0.09)
 Distributions from net
  realized gain on
  investments sold          (0.84)    (2.77)    (1.88)      (2.68)      (4.89)
 Distributions in excess
  of income, capital
  paid in & gains             --        --        --          --          --
 Total distributions       ($1.54)   ($3.02)   ($2.05)     ($2.82)      (4.98)
Net asset value, end of
 period                  $  17.37  $  17.49  $  20.82  $    26.19  $    27.33
Total investment return     31.64%    18.27%    30.89%      39.51%      24.07%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $380,276  $524,145  $754,398  $1,126,764  $1,382,473
Ratio of expenses to
 average net assets (%)      0.47%     0.44%     0.44%       0.41%       0.39%
Ratio of net investment
 income (loss) to
 average net assets (%)      2.70%     1.35%     0.86%       0.59%       0.33%
Turnover rate (%)           90.18%   135.98%    83.82%      56.41%      37.42%

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Large Cap Aggressive Growth Fund

GOAL AND STRATEGY

This is a non-diversified large cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of large established U.S. com-panies that are believed to offer above-average potential for long-term growth in revenues and earnings.

The manager selects stocks using proprietary company-specific research that focuses on firms:

 . offering superior earnings growth that is not fully reflected in current mar-ket valuations,

 . having prospective earnings growth rates substantially above that of the S&P
  500, and

 . exhibiting strong management, superior industry positions and excellent bal-ance sheets.

The Fund employs aggressive investment strategies and invests most of its asset in a relatively small number of companies, with the 25 most highly regarded stocks representing at least 65% of the Fund's assets. The manager selects stocks without regard to any predefined industry or sector selection criteria.

The manager actively trades and adjusts the Fund's holdings to capitalize on market fluctuations. The manager typically:

 . increases investment in favored securities and reduces the number of holdings in declining markets, and

 . decreases investment in favored securities and increases the number of hold-ings in rising markets.

The Fund is a non-diversified fund, which means it can take larger positions in a smaller number of issuers. The Fund normally invests in 35 to 55 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, NY 10105

Managing, with predecessors, since 1971
Managed approximately $358 billion
in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

John H. Fogarty
-----------------
Vice president of subadviser
Joined subadviser in 1988
Began career in 1988

Alfred Harrison
-----------------
Vice chairman and Director of subadviser
Joined subadviser in 1978
Began career in 1962

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains certain performance information that is relevant to this Fund. The Appendix starts on page 59.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers and in a smaller number of issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that large cap stocks will underperform small cap and mid cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                     (0.01)
 Net realized and unrealized gain (loss) on investments*           2.03
 Total from investment operations                                  2.02
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.08)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.08)
Net asset value, end of period                                   $11.94
Total investment return                                           20.18%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $1,263
Ratio of expenses to average net assets (%)***                     1.08%
Ratio of net investment income (loss) to average net assets (%)   (0.39)%
Turnover rate (%)                                                 18.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.17% for the years ended December 31.

Mid Cap Value Fund

GOAL AND STRATEGY

This is a mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to sell at a discount to their intrinsic value.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are undervalued by various measures such as the stock's current price relative to its earnings potential.

The manager looks for undervalued companies with:

 . sound balance sheet and other financial characteristics;

 . consistent cash flow;

 . strong position relative to the competition; and

 . high level of stock ownership among management.

The Fund normally invests in 50 to 75 stocks, with at least 65% (usually high-er) of its assets in mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------
SUBADVISER

Neuberger Berman, LLC
605 Third Avenue
New York, New York 10158

Managing since 1939
Managed approximately $54 billion
in assets at the end of 1999

FUND MANAGERS

Robert I. Gendelman
-----------------
Managing Director of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1993
Began career in 1984

S. Basu Mullick
-----------------
Managing Director of subadvisor
Joined subadvisor in 1998
Began career in 1982
Portfolio Manager, Ark Asset
Management (1993-1998)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                                                         [CHART]

                                    [GRAPH]

                               1997       32.17%
                               1998      -11.33%
                               1999        5.52%


Best quarter: up 17.06%, third quarter 1997 Worst quarter: down 21.29%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         5.52% -0.11%
Life of fund  10.38% 13.54%

Index:Russell Mid Cap(TM) Value Index

(1)Began operations on May 1, 1996.
18

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small cap and large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period       $10.00   $11.35   $13.87    $12.19
Income from investment operations:
 Net investment income (loss)                0.04     0.05     0.11      0.08
 Net realized and unrealized gain (loss)
  on investments*                            1.57     3.59    (1.68)     0.59
 Total from investment operations            1.61     3.64    (1.57)     0.67
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.04)   (0.05)   (0.11)    (0.08)
 Distributions from net realized gain on
  investments sold                          (0.22)   (1.07)     --        --
 Distributions in excess of income,
  capital paid in & gains                     --       --       --        --
 Total distributions                       $(0.26)  $(1.12)  $(0.11)    (0.08)
Net asset value, end of period             $11.35   $13.87   $12.19    $12.78
Total investment return                     16.18%   32.17%  (11.33)%    5.52%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $10,926  $64,973  $94,820   $92,150
Ratio of expenses to average net assets
 (%)***                                      1.05%    1.05%    0.96%     0.92%
Ratio of net investment income (loss) to
 average net assets (%)                      0.69%    0.53%    0.93%     0.64%
Turnover rate (%)                           62.99%   93.78%  173.33%   137.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.15% and 1.14% for the years ended December 31, 1996, and 1997, respectively.

Mid Cap Growth Fund

GOAL AND STRATEGY

This is a non-diversified mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have earnings growth potential that may not be rec-ognized by the investment community. The manager selects stocks without regard to any pre- defined industry or sector selection criteria.

The manager looks for companies experiencing:

 . above-average growth relative to their peers or the general economy; and

 . positive change due to new product developments, improved regulatory environ-ment or a new management team.

The Fund is non-diversified, which means it can take larger positions in a smaller number of issuers. Based upon its current size and strategy, the Fund invests in 35 to 75 stocks, with at least 65% of its assets in mid cap compa-nies. The Fund normally has 15% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), foreign equity securities of developed countries, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Janus Capital Corporation
100 Fillmore Street
Denver, Colorado 80206

Managing since 1970
Managed approximately $248 billionin assets at the end of 1999

FUND MANAGER

James P. Goff
-----------------
Executive Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1988
Began career in 1985


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

[CHART]

                                    [GRAPH]

                               1997       16.66%
                               1998       39.07%
                               1999      118.31%


Best quarter: up 59.33%, fourth quarter 1999 Worst quarter: down 12.96%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund   Index
1 year        118.31% 51.29%
Life of fund   42.19% 25.51%

Index:Russell Mid Cap(TM) Growth Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers and in a smaller number of issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small cap and large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could be- come harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share Interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**     1997      1998       1999
Net asset value, beginning of period   $ 10.00  $ 10.22   $ 11.93   $  15.12
Income from investment operations:
 Net investment income (loss)             0.05    (0.02)    (0.09)     (0.19)
 Net realized and unrealized gain
  (loss) on investments*                  0.22     1.73      4.75      17.70
 Total from investment operations         0.27     1.71      4.66      17.51
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.05)     --      (0.15)       --
 Distributions from net realized gain
  on investments sold                      --       --      (1.32)     (3.41)
 Distributions in excess of income,
  capital paid in & gains                  --       --        --         --
 Total distributions                     (0.05)     --      (1.47)     (3.41)
Net asset value, end of period         $ 10.22  $ 11.93   $ 15.12   $  29.22
Total investment return                   2.69%   16.66%    39.07%    118.31%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $16,492  $40,235   $94,085   $452,937
Ratio of expenses to average net
 assets (%)***                            1.10%    1.10%     1.10%      0.93%
Ratio of net investment income (loss)
 to average net assets (%)                0.92%   (0.26)%   (0.64)%    (0.68)%
Turnover rate (%)                        71.25%  124.04%   137.01%    106.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.34%, 1.42% and 1.13% for the years ended December 31, 1996, 1997, and 1998, respectively.

Fundamental Mid Cap Growth Fund


GOAL AND STRATEGY

This is a mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using both proprietary equity research and external consensus earnings forecasts. Stocks are purchased that are believed to offer:

 . High rate of sustainable earnings growth of 15% plus,

 . revenue growth generated by operating results (unit volume); and

 .sustainable revenue growth of 10% plus.

The manager looks for companies with:

 . innovative management and strong leadership positions in unique market niches;

 . undiscovered and undervalued emerging growth opportunities; and,

 . new products and services.

The Fund's industry exposures are a result of stock selection as opposed to predetermined allocations.

The Fund normally invests in 60 to 80 stocks, with at least 65% (usually high-er) of its assets in mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

OppenheimerFunds, Inc.
Two World Trade Center
New York, New York, 10048

Managing since 1959
Managed approximately $120 billion
in assets at the end of 1999

FUND MANAGERS

Bruce Bartlett
-----------------
Senior Vice President of subadviser
Joined subadviser in 1995
Vice President of First of America
Investment Corp. (1986-1995)

James Fullerton Turner II
-----------------
Assistant Vice President of subadviser
Joined subadviser in 1996
Equity Analyst at First of America
Investment Corp. (1994-1996)

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "mid cap" approach carries the risk that mid cap stocks will underperform large cap and small cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                     (0.02)
 Net realized and unrealized gain (loss) on investments*           5.34
 Total from investment operations                                  5.32
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.90)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.90)
Net asset value, end of period                                   $14.42
Total investment return                                           54.57%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $9,175
Ratio of expenses to average net assets (%)***                     0.95%
Ratio of net investment income (loss) to average net assets (%)   (0.55)%
Turnover rate (%)                                                 61.66%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09% for the year ended Decem-ber 31.

Real Estate Equity Fund

GOAL AND STRATEGY

This is a real estate stock fund that seeks above-average income and long-term growth in capital.

The Fund invests primarily in:

 . equity securities of real estate investment trusts (REITs) that own commer-cial and multi-family residential real estate; and

 . equity securities of real estate operating companies (i.e., companies with at least 75% of revenue, income or fair asset value derived from real estate).

The manager selects real estate stocks using a combination of proprietary, equity research and quantitative tools. Real estate stocks are purchased that are undervalued relative to the stock's history and the market and have improv-ing earnings growth prospects.

The manager looks for real estate stocks with:

 . proven track records,

 . strong management whose interests are aligned with shareholders,

 . attractive real estate holdings, and

 . a flexible financial structure.

The manager employs risk control techniques to maintain risk, style and indus-try characteristics similar to the public equity real estate market. The Fund normally invests in 30 to 60 securities. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund also may purchase other types of securities, for example: American Depository Receipts (ADRs), convertible securities, and equity securities of non-real estate businesses whose real estate holdings are significant in rela-tion to their market capitalization.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

Fund Managers

John F. DeSantis
-----------------
Executive Vice President of subadviser
Managed fund since 1999
Joined subadviser in 1982

Thomas D. Spicer
-----------------
Vice President of subadviser
Managed fund since 1999
Joined team in 1996
Joined subadviser in 1991


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

[CHART]

                                    [GRAPH]

                                1990       -21%
                                1991     33.50%
                                1992     16.00%
                                1993     17.29%
                                1994      2.86%
                                1995     12.31%
                                1996     33.07%
                                1997     17.22%
                                1998    -16.71%
                                1999     -1.69%


Best quarter: up 25.82%, first quarter 1991 Worst quarter: down 17.37%, third quarter 1990

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        -1.69% -3.19%
5 years        7.48%  8.30%
10 years       7.73%  4.11%
Life of fund   7.71%  4.52%

Index: Wilshire Real Estate Securities Index

MAIN RISKS

Primary

Real Estate Securities Risk: Real estate investment trusts (REITs) or other real estate-related equity securities may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs may be affected by the quality of any credit extended. Other potential risks include the possi-bility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code or failing to maintain exemption under the Investment Company Act of 1940.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated):
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:           1995     1996     1997     1998      1999
Net asset value, beginning of
 period                           $11.16  $ 11.70  $ 14.64  $ 15.91   $ 12.46
Income from investment
 operations:
 Net investment income (loss)       0.77     0.76     0.77     0.77      0.78
 Net realized and unrealized
  gain (loss) on investments*       0.54     2.97     1.68    (3.38)    (0.99)
 Total from investment
  operations                        1.31     3.73     2.45    (2.61)    (0.21)
Less distributions:
 Distributions from net
  investment income and capital
  paid in                          (0.77)   (0.76)   (0.77)   (0.70)    (0.78)
 Distributions from net realized
  gain on investments sold         (0.00)   (0.03)   (0.41)   (0.14)      --
 Distributions in excess of
  income, capital paid in &
  gains                              --       --       --       --        --
 Total distributions              $(0.77) $ (0.79) $ (1.18) $ (0.84)    (0.78)
Net asset value, end of period    $11.70   $14.64  $ 15.91  $ 12.46   $ 11.47
Total investment return            12.31%   33.07%   17.22%  (16.71)%   (1.69)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                      $9,301  $10,325  $12,830  $12,263   $11,000
Ratio of expenses to average net
 assets (%)                         0.73%    0.69%    0.69%    0.69 %    0.70%
Ratio of net investment income
 (loss) to average net assets
 (%)                                6.85%    6.14%    5.12%    5.48 %    6.38%
Turnover rate (%)                  19.81%   18.37%   20.04%   22.69 %   12.95%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chase and withdrawals of shares in relation to the fluctuation in market val-ues of the fund.

Small/Mid Cap CORE Fund
GOAL AND STRATEGY

This is a small/mid cap stock fund that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small and mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation (i.e., "value" companies); and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of quantitative techniques and equity research. The manager employs an investment process known as CORE, "Com-puter Optimized, Research-Enhanced," that employs a proprietary quantitative model. Stocks are purchased that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 2500(TM) Index. The Fund is managed using risk control techniques to maintain risk, style, capitalization and industry characteristics similar to the Russell 2500(TM) Index.

The Fund normally invests in 200 to 600 stocks, with at least 65% (usually higher) of the Fund's assets in small cap and mid cap companies. The Fund nor-mally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), and cer-tain derivatives (investments whose value is based on indices or other securi-ties).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management Division of Goldman Sachs and Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion in assets at the end of 1999

FUND MANAGERS

Kent A. Clark
-----------------
Managing Director of subadviser
Joined subadviser in 1992

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1990


PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

[CHART]

                                    [GRAPH]

                               1999       20.54%

Best quarter: up 17.85%, second quarter 1999 Worst quarter: down 20.01%, fourth quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        20.54% 24.15%
Life of fund   5.13%  7.38%

Index: Russell 2500(TM) Index

(1) Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had unusually high turnover in 1999 and is expected to experience similar turnover in 2000. This higher than expected turnover is due to (i) the rela-tively small size of the Fund, which magnifies the effect of contributions and redemptions, and (ii) the high volatility of the market, which in 1999 resulted in the subadviser implementing procedures to reduce the Fund's tracking risk. Normally, the Fund's turnover rate will be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1998**     1999
Net asset value, beginning of period                         $10.00   $ 9.02
Income from investment operations:
 Net investment income (loss)                                   --      0.02
 Net realized and unrealized gain (loss) on investments*      (0.98)    1.77
 Total from investment operations                             (0.98)    1.79
Less distributions:
 Distributions from net investment income and capital paid
  in                                                            --     (0.03)
 Distributions from net realized gain on investments sold       --     (0.96)
 Distributions in excess of income, capital paid in & gains     --       --
 Total distributions                                            --     (0.99)
Net asset value, end of period                               $ 9.02   $ 9.82
Total investment return                                       (9.81)%  20.54%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $  556   $  840
Ratio of expenses to average net assets (%)***                 1.05 %   0.94 %
Ratio of net investment income (loss) to average net assets
 (%)                                                          (0.01)%   0.30 %
Turnover rate (%)                                             60.51 % 109.12 %

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 4.55% and 2.24% for the years ended December 31, 1998, and 1999, respectively.

Small/Mid Cap Growth Fund

GOAL AND STRATEGY

This is a small/mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of small and mid-sized U.S. companies that are believed to offer above-average potential for growth in rev-enues and earnings.

The manager selects stocks using a combination of proprietary quantitative and qualitative equity research. Quantitative screening seeks to identify a group of high-quality companies with above-average growth characteristics relative to industry peers. Equity research seeks to identify individual companies from that group with a higher potential for long term earnings growth and capital appreciation.

The manager buys companies that seem attractive based on a combination of cri-teria, among others:

 . Superior historical earnings growth,

 . Prospects for above-average growth,

 . Attractive valuations,

 . Strong market positions,

 . Favorable new products, and

 . Superior management.

The Fund is broadly diversified by industry sector. The Fund normally invests in 60 to 100 stocks, with at least 65% (usually higher) of its assets in small and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion in assets at the end of 1999
Managing Fund since May 1, 1999

FUND MANAGER

Frank V. Wisneski
-----------------
Senior Vice President of subadviser
Joined subadviser in 1968
Managing Fund since May 1, 1999

ASSOCIATE FUND MANAGER

John J. Harrington, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1995
Portfolio Manager at Munder Capital Management (1991-1994)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [CHART]


                                    [GRAPH]

                               1995       35.96%
                               1996       30.33%
                               1997        3.44%
                               1998        5.61%
                               1999        5.15%


Best quarter: up 21.59%, fourth quarter 1998 Worst quarter: down 21.48%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         5.15% 57.36%
5 Years       15.27% 29.03%
Life of fund  13.50% 25.49%

Index:Russell Mid Cap(TM) Growth Index (for periods through April 30, 1999)

Russell 2500(TM) Growth Index (for periods after April 30, 1999)

(1)Began operations on May 1, 1994.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its 29 peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had a high turnover rate in 1999 because of a change in management and a change in the Fund's investment strategy. These changes required a restructur-ing of the Fund's investments. In future years, the Fund's turnover rate will normally be less than 100%.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Small/Mid Cap Growth Fund
 Period ended December 31:          1995      1996     1997     1998      1999
Net asset value, beginning of
 period                           $ 9.94   $ 13.18  $ 16.52  $ 15.39    $15.94
Income from investment
 operations:
 Net investment income (loss)      (0.01)     0.02     0.01    (0.02)    (0.07)
 Net realized and unrealized
  gain (loss) on investments*       3.58      3.99     0.56     0.88      0.74
 Total from investment
  operations                        3.57      4.01     0.57     0.86      0.67
Less distributions:
 Distributions from net
  investment income and capital
  paid in                          (0.01)    (0.02)   (0.01)     --      (0.17)
 Distributions from net realized
  gain on investments sold         (0.32)    (0.65)   (1.69)   (0.31)    (2.41)
 Distributions in excess of
 income, capital paid in & gains     --        --       --       --        --
 Total distributions              $(0.33)  $ (0.67) $ (1.70) $ (0.31)    (2.58)
Net asset value, end of period    $13.18   $ 16.52  $ 15.39  $ 15.94   $ 14.03
Total investment return            35.96%    30.33%    3.44%    5.61%     5.15%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                      $4,133   $11,749  $13,884  $12,129   $12,963
Ratio of expenses to average net
 assets (%)**                       1.00%     0.84%    0.85%    0.89%     0.85%
Ratio of net investment income
 (loss) to average net assets
 (%)                               (0.11)%    0.18%    0.09%   (0.11)%   (0.27)%
Turnover rate (%)                 139.31%   217.84%  331.19%  162.21%   172.58%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.91% for the year ended Decem-ber 31, 1995.

Small Cap Value Fund

GOAL AND STRATEGY

This is a small cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offer favorable prospects for increasing dividends and capital appreciation.

The manager applies a combination of quantitative techniques and equity research to identify the best values among small company stocks.

Stocks are evaluated based on multiple factors, including:

 . earnings-to-price ratios;

 . earnings estimate revisions;

 . relative price strength; and

 . share issuance/buyback.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and industry characteristics similar to the Russell 2000(R) Value Index. The Fund normally invests in 150 to 250 stocks, with at least 65% (usu-ally higher) of its assets in small cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

INVESCO, Inc.
101 Federal Street
Boston, Massachusetts 02110

Managing since 1957
Managed approximately $92 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Jeremy S. Lefkowitz
-----------------
Managing Director of subadviser
Joined subadviser in 1998
Portfolio Manager, Chancellor
Capital Management and its predecessor (1982-1998)
Began career in 1974

Daniel A. Kostyk, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1995
Began career in 1991


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

                                    [GRAPH]

                               1997       25.57%
                               1998       -5.96%
                               1999       -3.43%


Best quarter: up 18.11%, second quarter 1997 Worst quarter: down 21.06%, third quarter 1998

Average annual total returns -- for periods ending 12/31/98(/1/)

               Fund  Index
1 year        -3.43% 1.23%
Life of fund   6.46% 8.34%

Index: 50% Russell 2000(R) Index / 50% Russell 2000(R) Value Index (For periods through September 30, 1999
   Russell 2000(R) Value Index (for periods after September 30, 1999)

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small cap" approach car-ries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period      $ 10.00  $ 10.73  $ 12.40   $ 11.59
Income from investment operations:
 Net investment income (loss)                0.07     0.08     0.07      0.09
 Net realized and unrealized gain (loss)
  on investments*                            0.96     2.66    (0.81)    (0.50)
 Total from investment operations            1.03     2.74    (0.74)    (0.41)
Less distributions:
 Distributions from net investment
  income and capital paid in                (0.07)   (0.08)   (0.07)    (0.07)
 Distributions from net realized gain on
  investments sold                          (0.23)   (0.99)     --      (0.01)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --      (0.18)
 Total distributions                        (0.30)   (1.07)   (0.07)    (0.26)
Net asset value, end of period            $ 10.73  $ 12.40  $ 11.59   $ 10.92
Total investment return                     10.33%   25.57%   (5.96)%   (3.43)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $10,541  $43,261  $64,095   $68,900
Ratio of expenses to average net assets
 (%)***                                      1.05%    1.05%    1.05%     0.95%
Ratio of net investment income (loss) to
 average net assets (%)                      1.15%    0.68%    0.63%     0.78%
Turnover rate (%)                           66.31%  126.10%  100.83%   117.33%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.06%, 1.30%, 1.08% and 0.96% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

Small Cap Growth Fund

GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offerabove-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have rapid earnings growth that is not yet widely recognized by the investment community.

The manager looks for companies with:

 . demonstrated annual 20% earnings growth over 3 years and/or similar future growth expectations;

 . dominant market niche or poised to become market leaders; and

 . high quality senior management with coherent business strategies.

The Fund is highly diversified by sector and number of individual stocks. The Fund's sector weightings are broadly diversified and managed relative to those of the Russell 2000(R) Growth Index. The Fund normally invests in 150 to 220 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 5% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Bernice S. Behar, CFA
-----------------
Senior Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1991
Began career in 1986


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]


                                    [GRAPH]

                               1997       14.26%
                               1998       14.49%
                               1999       70.38%


Best quarter: up 45.57%, fourth quarter 1999 Worst quarter: down 21.55%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        70.38% 43.09%
Life of fund  24.25% 13.65%

Index: Russell 2000(R) Growth Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results.
The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period      $ 10.00  $  9.93   $11.34  $  12.99
Income from investment operations:
 Net investment income (loss)                0.01    (0.02)   (0.05)   (0.21)
 Net realized and unrealized gain (loss)
  on investments*                           (0.06)    1.44     1.70      9.06
 Total from investment operations           (0.05)    1.42     1.65      8.85
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.02)   (0.01)     --        --
 Distributions from net realized gain on
  investments sold                            --       --       --     (2.72)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --        --
 Total distributions                      $ (0.02) $ (0.01)     --     (2.72)
Net asset value, end of period            $  9.93  $ 11.34  $ 12.99    $19.12
Total investment return                    (0.50)%   14.26%   14.49%    70.38%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $20,633  $48,761  $74,849  $179,570
Ratio of expenses to average net assets
 (%)***                                      1.00%    1.00%    1.00%     0.89%
Ratio of net investment income (loss) to
 average net assets (%)                      0.12%  (0.28)%  (0.65)%   (0.70)
Turnover rate (%)                           50.93%   86.23%  101.16%   113.11%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuations in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.55%, 1.12% and 1.05% for the years ended December 31, 1996, 1997, and 1998, respectively.

Global Equity Fund
GOAL AND STRATEGY

This is a global stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of:

 . large established U.S. companies; and

 . large established foreign companies located in countries throughout the world, including developed, newly industrialized, and emerging countries.

The manager makes ongoing decisions about the mix between U.S. and foreign stocks. The manager has a target mix of 40% in U.S. stocks and 60% in foreign stocks, but actively manages the mix within (+/-) 20 percentage points of the target mix.

The manager uses global economic and industry analysis to identify global eco-nomic and industry themes. The manager looks for companies that will benefit from:

 . global economic trends;

 . promising technologies or products; and

 . specific country opportunities resulting from changing geopolitical, currency or economic relationships.

The manager purchases stocks of companies that are:

 . in growth industries;

 . efficient producers; and

 . undervalued relative to long-term growth potential.

The Fund invests:

 . in at least 3 different countries (including the U.S.), but normally in more than 15 countries; and

 . no more than 10% of its assets in emerging markets stocks.

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.

The Fund normally invests in 90 to 120 stocks, with at least 65% (usually high-er) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents or invest-ing 100% of its assets in U.S. companies--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Scudder Kemper Investments, Inc.
345 Park Avenue
New York, New York 10154

Managing since 1919
Managed approximately $290 billion in assets at the end of 1999

FUND MANAGERS

William E. Holzer
-----------------
Lead Portfolio Manager of subadviser
Joined subadviser in 1980

Diego Espinosa
-----------------
Vice President of subadvisor
Joined team in 1997
Joined subadviser in 1996
Research Analyst at Morgan
Stanley & Company (1994-1996)

Nicholas Bratt
-----------------
Portfolio Manager of subadviser
Joined team in 1993
Joined subadviser in 1976


PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1999       24.19%


Best quarter: up 15.94%, fourth quarter 1999 Worst quarter: down 12.39%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        24.19% 25.34%
Life of fund  13.48% 19.92%

Index:MSCI World Index

(1)Began operations on May 1, 1998.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Market Allocation Risk: The allocation of the Fund's assets among domestic and international equity regions may (1) reduce the Fund's holdings in a region whose value then increases unexpectedly, or (2) increase the Fund's holdings in a region just prior to its experiencing a loss of value.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31;                                     1998**      1999
Net asset value, beginning of period                         $ 10.00   $  9.87
Income from investment operations:
 Net investment income (loss)                                   0.07      0.10
 Net realized and unrealized gain (loss) on investments*       (0.13)     2.27
 Total from investment operations                              (0.06)     2.37
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.07)    (0.07)
 Distributions from net realized gain on investments sold        --        --
 Distributions in excess of income, capital paid in & gains      --      (0.04)
 Total distributions                                           (0.07)    (0.11)
Net asset value, end of period                               $  9.87   $ 12.13
Total investment return                                        (0.55)%   24.19%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $15,281   $22,311
Ratio of expenses to average net assets (%)***                  1.15%     1.04%
Ratio of net investment income (loss) to average net assets
 (%)                                                            1.11%     0.96%
Turnover rate (%)                                              33.17%    49.51%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.47% and 1.26% for the years ended December 31, 1998, and 1999, respectively.

Global Balanced Fund
(Formerly International Balanced Fund)

GOAL AND STRATEGY

This is a non-diversified global balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a mix of:

 . U.S. and foreign common stocks of large companies within developed markets;
  and

 . U.S. and foreign investment grade bonds of issuers within developed markets with maturities generally greater than 12 months.

The manager makes ongoing decisions about the mix between stocks and bonds. The manager has a target mix of 65% stocks and 35% bonds, but actively manages the mix within (+/-) 10 percentage points of the target mix.

The Fund invests:

 . in at least 3 different countries, but normally invests in 10 to 20 coun-tries; and

 . no more than 10% of its assets in emerging market stocks and bonds.

The manager selects stocks and bonds using fundamental value analysis to iden-tify fairly priced investments with long-term sustainable cash flows. The man-ager determines fundamental value by focusing on:

 . current market prices relative to fundamental values;

 . broad-based indices for stocks, bonds, and markets; and

 . economic variables such as productivity, inflation and global competitive-ness.

The Fund is non-diversified, which means that it can take larger positions in a smaller number of issuers. However, the Fund normally invests in 125 to 250 stocks within the stock portion. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), high yield bonds, and certain derivatives (investments whose value is based on indices or other securities).

The manager actively uses derivatives, such as futures and forwards, to manage the Fund's average maturity relative to the Salomon Brothers World Government Bond Index Unhedged and to implement foreign currency strategies. Currency man-agement strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Brinson Partners, Inc.
209 South LaSalle Street
Chicago, Illinois 60604

Managing since 1974
Managed approximately $161 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Jeffrey Diermeier, CFA
-----------------
Managing Director, Global Equities, of subadviser
Joined subadviser in 1989
Began career in 1977

Denis S. Karnosky, Ph.D.
-----------------
Managing Director, Asset Allocation/Currency, of subadviser
Joined subadviser in 1989
Began career in 1967

Norman D. Cumming
-----------------
Managing Director, Global Fixed Income, of subadviser's affiliate UBS Brinson, Limited
Joined subadviser in 1989
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1997       2.65%
                               1998      17.99%
                               1999       5.11%


Best quarter: up 13.06%, fourth quarter 1998 Worst quarter: down 4.49%, fourth quarter 1997

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        5.11% 15.42%
Life of fund  8.71%  9.88%

Index: 65% MSCI World Index (Ex US) (Net of Withholding Taxes from a U.S. Tax
       Perspective)/35% Salomon Brothers Non-US Government Bond Index Unhedged (for periods through April 30, 2000)

   65% MSCI World Index (Net of Withholding Taxes From a U.S. Tax
   Perspective)/35% Salomon Brothers World Government Bond Index Unhedged (for periods after April 30, 2000)

(1)Began operations on May 1, 1996.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Non-Diversified Fund Risk: The Fund's larger position in foreign government securities could produce more volatile performance relative to funds with smaller positions. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund signifi-cantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Market Allocation Risk: The allocation of the Fund's assets between the major asset classes (i.e., stocks and bonds) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's hold-ings in a class just prior to its experiencing a loss of value.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Turnover Risk. In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

High Yield Bond Risk. Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Global Balanced Fund (formerly
 International Balanced Fund)--Period
 ended December 31:                        1996**     1997     1998     1999
Net asset value, beginning of period      $ 10.00  $ 10.39  $ 10.11  $ 11.12
Income from investment operations:
 Net investment income (loss)                0.24     0.33     0.34     0.29
 Net realized and unrealized gain (loss)
  on investments*                            0.41    (0.05)    1.44     0.25
 Total from investment operations            0.65     0.28     1.78     0.54
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.24)   (0.34)   (0.35)   (0.35)
 Distributions from net realized gain on
  investments sold                          (0.02)   (0.22)   (0.42)   (0.44)
 Distributions in excess of income,
  capital paid in & gain                      --       --       --     (0.16)
 Total distributions                      $ (0.26) $ (0.56) $ (0.77) $ (0.95)
Net asset value, end of period            $ 10.39  $ 10.11  $ 11.12  $ 10.71
Total investment return                      6.73%    2.65%   17.99%    5.11%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $24,098  $25,420  $30,416  $31,577
Ratio of expenses to average net assets
 (%)***                                      1.10%    1.10%    1.10%    1.00%
Ratio of net investment income (loss) to
 average net assets (%)                      3.59%    3.18%    3.20%    2.73%
Turnover rate (%)                           22.21%   81.04%  103.55%  131.21%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.44%, 1.56%, 1.82%, and 1.31% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

International Equity Index Fund

GOAL AND STRATEGY

This is an international stock fund that seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging mar-kets.

The Fund is managed relative to a target mix of 90% in the MSCI EAFE GDP Index and 10% in the MSCI EMF Index. The EAFE GDP Index, known as the Europe Austral-asia and Far East Index, includes foreign companies in developed markets, with country index weights based upon a country's Gross Domestic Product (GDP). The EMF Index, known as the Emerging Markets Free Index, includes foreign companies in emerging markets, with country index weights based upon a country's market capitalization.

The manager employs a passive management strategy using quantitative techniques to invest in a representative sample of stocks in the Index. The manager selects stocks in an attempt to track, as closely as possible, the characteris-tics of the Index, including country and sector weights. The Fund normally invests in 400 to 1,200 stocks.

The Index composition changes from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.


The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities).

Note: "MSCI EAFE GDP Index" and "MSCI EMF Index" are the exclusive property of Morgan Stanley & Co., Incorporated and are registered service marks of Morgan Stanley Capital International.
--------------------------------------------------------------------------------
SUBADVISER

Independence International Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1986
Managed approximately $2.2 billion in assets at the end of 1999

FUND MANAGERS

Bradford S. Greenleaf, CFA
-----------------
Senior Vice President, Managing Director, of subadviser
Joined team in 2000
Joined subadviser in 1994
Vice President, Franklin Portfolio Associates, Inc. (1986-1994)

David P. Nolan, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1996
Portfolio manager Boston
International Advisors, Inc. (1989-1996)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

                                    [GRAPH]

                               1990       -7.80%
                               1991       23.40%
                               1992       -1.80%
                               1993       32.10%
                               1994       -6.25%
                               1995        8.01%
                               1996        9.19%
                               1997       -5.03%
                               1998       20.82%
                               1999       30.87%


Best quarter: up 20.91%, fourth quarter 1998 Worst quarter: down 14.75%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        30.87% 30.87%
5 years       12.11% 14.36%
10 years       9.39%  7.90%
Life of fund   9.72%  8.55%

Index: MSCI EAFE Index (for periods through April 30, 1998)
   MSCI EAFE GDP Index (for periods from May 1, 1998 through June 30, 1999) 90% MSCI EAFE GDP Index/10% MSCI EMF Index (for periods after June 30,
   1999)

MAIN RISKS
Primary
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.


Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:


 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.
 . The size and timing of the Fund's cash flows may result in the Fund's per-formance being different than that of the Index.


Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Stocks tend to go up and down in value more than bonds. If the Fund's invest-ments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Secondary
Derivatives Risk:  Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1995      1996      1997       1998      1999
Net asset value, beginning
 of period                  $  14.62  $  15.61  $  16.83   $  15.20  $  15.56
Income from investment
 operations:
 Net investment income
  (loss)                        0.17      0.21      0.13       0.23      0.21
 Net realized and
  unrealized gain (loss) on
  investments*                  0.99      1.22     (0.97)      2.91      4.51
 Total from investment
  operations                    1.16      1.43     (0.84)      3.14      4.72
Less distributions:
 Distributions from net
  investment income and
  capital paid-in              (0.17)    (0.21)    (0.13)     (0.23)    (0.21)
 Distributions from net
  realized gain on
  investments sold               --        --      (0.66)     (2.55)    (0.38)
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --         --      (0.05)
 Total distributions           (0.17)    (0.21)    (0.79)     (2.78)    (0.64)
Net asset value, end of
 period                     $  15.61  $  16.83  $  15.20   $  15.56    $19.64
Total investment return         8.01%     9.19%    (5.03)%    20.82%    30.87%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)             $126,803  $155,753  $152,359   $173,137  $244,017
Ratio of expenses to
 average net assets (%)**       0.84%     0.76%     0.79%      0.56%     0.31%
Ratio of net investment
 income (loss) to average
 net assets (%)                 1.34%     1.30%     0.78%      1.45%     1.26%
Turnover rate (%)              65.82%    92.03%    83.13%    158.63%    19.01%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.87%, 0.63% and, 0.38% for the years ended December 31, 1995, 1998, and 1999, respectively.

International Opportunities Fund

GOAL AND STRATEGY

This is an international stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located throughout the world, including developed, newly industrialized, and emerging countries.

The manager determines the distribution among countries and regions by using a combination of fundamental research and economic analysis, emphasizing:

 . prospects for relative economic growth between foreign countries;

 . expected levels of inflation;

 . government policies influencing business conditions; and

 . outlook for currency relationships.
The manager selects stocks that have growth characteristics such as:

 . leading market position or technological leadership;

 . high return on invested capital;

 . healthy balance sheets with relatively low debt;

 . strong competitive advantage;

 . strength of management; and

 . earnings growth and cash flow sufficient to support growing dividends.

The Fund invests:

 . in at least 3 different countries; and

 . no more than 20% of its assets in emerging market stocks.

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.
The Fund normally invests in 200 to 300 stocks in 15 to 20 countries. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund also may purchase other types of securities, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Deposi-tory Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Rowe Price-Fleming International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1979
Managed approximately $42 billion in assets at the end of 1999

FUND MANAGERS
Management by Investment Advisory Group overseen by:

David J. L. Warren
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1983
Began career in 1981

John R. Ford
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1982
Began career in 1980

James B. M. Seddon
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1987
Began career in 1987

Mark Bickford-Smith
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1995
Began career in 1985
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

                                    [GRAPH]

                               1997       1.95%
                               1998      15.92%
                               1999      34.01%


Best quarter: up 24.44%, fourth quarter 1999 Worst quarter: down 13.70%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        34.01% 31.79%
Life of fund  15.38% 14.14%

Index: MSCI Europe, Australia, Far East (EAFE) Index (for periods through
       December 31, 1998)
   MSCI All Country World Index, Excluding U.S. (for periods after December
       31, 1998)

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998     1999
Net asset value, beginning of period      $ 10.00  $ 10.60  $ 10.63  $ 12.21
Income from investment operations:
 Net investment income (loss)                0.07     0.10     0.11     0.10
 Net realized and unrealized gain (loss)
  on investments*                            0.60     0.11     1.57     3.95
 Total from investment operations            0.67     0.21     1.68     4.05
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.07)   (0.10)   (0.10)   (0.11)
 Distributions from net realized gain on
  investments sold                            --     (0.08)     --     (0.94)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --     (0.04)
 Total distributions                        (0.07)   (0.18)   (0.10)   (1.09)
Net asset value, end of period            $ 10.60  $ 10.63  $ 12.21  $ 15.17
Total investment return                      6.72%    1.95%   15.92%   34.01%
Ratios and supplemental data
Net assets, end of period (000s omitted)  $17,898  $30,631  $64,250  $79,794
Ratio of expenses to average net assets
 (%)***                                      1.25%    1.22%    1.16%    1.02%
Ratio of net investment income (loss) to
 average net assets (%)                      0.87%    0.65%    0.89%    0.77%
Turnover rate (%)                            5.46%   21.09%   18.67%   34.02%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.76%, 1.57%, 1.46%, and 1.15% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

Emerging Markets Equity Fund

GOAL AND STRATEGY

This is an emerging markets stock fund that seeks long-term growth in capital.

The Fund invests primarily in the stocks of companies in countries having econ-omies or markets generally considered by the World Bank or United Nations to be emerging or developing.

In making country allocation decisions, the manager analyzes the global envi-ronment and selects countries with:

 . Improving macroeconomic, political and social trends, and

 . attractive valuation levels.

The manager selects stocks using fundamental proprietary research to identify companies:

 . having strong earnings growth potential,

 . selling below their intrinsic value, and

 . having shareholder-focused management, dominant products, and well estab-lished distribution channels.

The Fund normally invests:

 . in at least 15 emerging market countries, and

 . no more than 30% of its assets in any single country.

The Fund normally invests in 100 to 250 stocks in 20 to 25 countries. The Fund normally has 10% or less of its assets in cash and cash equivalents.

Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Managing since 1975
Managed approximately $184 billion in assets at the end of 1999

Managing Fund since August 1, 1999

FUND MANAGERS

Robert L. Meyer, CFA
-----------------
Managing Director of subadvisor
Joined subadviser in 1989

Andy Skov
-----------------
Managing Director of subadviser
Joined subadviser in 1994

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                                                         [CHART]

                                    [GRAPH]

                              1999         81.37%


Best quarter: up 50.45%, fourth quarter 1999 Worst quarter: down 20.40%, second quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        81.37% 66.41%
Life of fund  16.49% 10.60%

Index:MSCI Emerging Markets Free Index

(1)Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, since the Fund invests primarily in emerging market coun-tries, it will have a significantly higher degree of foreign risk than funds that invest primarily in developed or newly- industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the funds perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund's turnover rate could be greater than 100% due to the relatively high vol-atility associated with investing in emerging markets.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1998**      1999
Net asset value, beginning of period                         $10.00   $  7.09
Income from investment operations:
 Net investment income (loss)                                  0.03      0.03
 Net realized and unrealized gain (loss) on investments*      (2.91)     5.67
 Total from investment operations                             (2.88)     5.70
Less distributions:
 Distributions from net investment income and capital paid
  in                                                          (0.03)    (0.01)
 Distributions from net realized gain on investments sold       --      (0.10)
 Distributions in excess of income, capital paid in & gains     --      (0.42)
 Total distributions                                          (0.03)    (0.53)
Net asset value, end of period                               $ 7.09   $ 12.26
Total investment return***                                   (28.87)%   81.37%
Ratios and supplemental data
Net assets, end of period (000s omitted)                     $7,310   $32,596
Ratio of expenses to average net assets (%)****                1.55%     1.39%
Ratio of net investment income (loss) to average net assets
 (%)                                                           0.51%     0.19%
Turnover rate (%)                                             53.95%   196.32%

   * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
  ** Fund began operations on May 1, 1998.
 *** Includes the effect of a voluntary capital contribution from John Hancock of $32 per share for the year ended 1999. The Total Investment Return without the capital contribution would have been 79.02% for the year ended 1999.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 3.69% and 3.44% for the years ended December 31, 1998, and 1999, respectively.

Short-Term Bond Fund

GOAL AND STRATEGY

This is a short-term bond fund that seeks high income consistent with low share price fluctuation.

The Fund primarily invests in a diversified mix of short-term and intermediate-term investment grade debt securities including:

 . U.S. Treasury and Agency securities;

 . U.S. corporate bonds;

 . foreign corporate bonds of companies in developed countries (if dollar-denominated);

 . foreign government and agency securities of developed countries (if dollar denominated); and

 . mortgage-and asset-backed securities.

The manager selects bonds using a combination of proprietary research and quan-titative tools. Bonds are purchased that are attractively priced and that pro-vide cheap, predictable cash flows.

The Fund normally invests:

 . mostly in corporate bonds;

 . no more than 15% of its assets in high yield bonds; and

 . no more than 25% of its assets in foreign debt securities.

The Fund normally has:

 . an average maturity between one and three and a half years;

 . an average credit quality rating of "A" or higher; and

 . 10% or less of its assets in cash and cash equivalents.

The Fund only invests in securities that are rated at least BB- or Ba3 at time of purchase.

The Fund may purchase other types of securities, for example: certain deriva-tives (investments whose value is based on indexes or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

Jeffrey B. Saef
-----------------
Senior Vice President of subadviser
Joined subadviser in 1994
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

[CHART]

                                    [GRAPH]

                               1995       11.49%
                               1996        3.61%
                               1997        6.41%
                               1998        5.82%
                               1999        2.96%


Best quarter: up 3.87%, second quarter 1995 Worst quarter: down 0.42%, first quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        2.96% 3.62%
5 year        6.02% 6.95%
Life of fund  5.35% 6.30%

Index:Merrill Lynch 1-5 Year U.S. Government Bond Index (for periods through April 30,
   1998)
   65% Lehman Brothers 1-3 Year Corporate Bond Index/35% Lehman Brothers 1-3 Year Government Bond Index (for periods after April 30, 1998)

(1)Began operations on May 1, 1994.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.
Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment / Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securi-ties to be paid off substantially earlier than expected.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:             1995     1996     1997     1998     1999
Net asset value, beginning of
 period                            $  9.66  $ 10.23  $ 10.05  $ 10.08  $ 10.05
Income from investment
 operations:
 Net investment income (loss)         0.50     0.54     0.59     0.61     0.61
 Net realized and unrealized gain
  (loss) on investments*              0.59    (0.18)    0.03    (0.03)   (0.33)
 Total from investment operations     1.09     0.36     0.62    (0.58)    0.28
Less distributions:
 Distributions from net
  investment income and capital
  paid in                            (0.50)   (0.54)   (0.59)   (0.61)   (0.61)
 Distributions from net realized
  gain on investments sold           (0.02)     --       --       --       --
 Distributions in excess of
  income, capital paid in & gains      --       --       --       --       --
 Total distributions               $ (0.52) $ (0.54) $ (0.59) $ (0.61)   (0.61)
Net asset value, end of period     $ 10.23  $ 10.05  $ 10.08  $ 10.05  $  9.72
Total investment return              11.49%    3.61%    6.41%    5.82%    2.96%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)                          $17,911  $58,676  $51,120  $77,194  $68,844
Ratio of expenses to average net
 assets (%)**                         0.75%    0.75%    0.57%    0.53%    0.43%
Ratio of net investment income
 (loss) to average net assets (%)     5.52%    5.66%    5.67%    6.17%    6.25%
Turnover rate (%)                   109.77%   20.68%  108.29%  184.50%  100.04%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.83% and 0.79% for the years ended December 31, 1995 and 1996, respectively.

Bond Index Fund

GOAL AND STRATEGY

This is a bond fund that seeks to track the performance of the Lehman Brothers Government / Corporate Bond Index.

The manager employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Index.

If the Fund reaches approximately $50 million in total assets, the manager will seek to match the performance of the Lehman Brothers Aggregate Bond Index, a broader market index that also includes mortgage-backed and asset-backed secu-rities.

Both of these Indexes consist of dollar-denominated investment grade securities with maturities greater than one year and outstanding par values of at least $150 million issued primarily by:

 . the U.S. Treasury and U.S. government agencies and instrumentalities;

 . foreign governments and agencies; and

 . U.S. and foreign corporations.

The manager selects securities to match, as closely as practical, the Index's duration, cash flow, sector, credit quality, callability, and other key perfor-mance characteristics. The Fund may hold some cash and cash equivalents, but is normally fully invested.
The Index composition may change from time to time. The manager may keep secu-rities that no longer meet the Index criteria as long as:

 . such "ineligible" securities plus cash and money market instruments are less than 20% of the Fund's assets; and

 . high yield securities are less than 5% of the Fund's assets.
--------------------------------------------------------------------------------
SUBADVISER

Mellon Bond Associates, LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

Managing since 1986
Managed approximately $50 billion in assets at the end of 1999

FUND MANAGERS

Management by investment team overseen by:

Gregory D. Curran, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1995
Began career in 1986
Vice President of Salomon Brothers (1986-1995)
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

[CHART]

                                    [GRAPH]

                               1999       -2.57%


Best quarter: up 5.35%, Fourth quarter 1998 Worst quarter: down 1.27%, first quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        -2.57% -2.15%
Life of fund   2.64%  2.96%

Index:Lehman Brothers Government/Corporate Bond Index

(1)Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's perfor-mance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1998**    1999
Net asset value, beginning of period                          $10.00  $10.19
Income from investment operations:
 Net investment income (loss)                                   0.42    0.63
 Net realized and unrealized gain (loss) on investments*        0.29   (0.89)
 Total from investment operations                               0.71   (0.26)
Less distributions:
 Distributions from net investment income and capital paid in  (0.42)  (0.61)
 Distributions from net realized gain on investments sold      (0.10)    --
 Distributions in excess of income, capital paid in & gains      --      --
 Total distributions                                           (0.52)  (0.61)
Net asset value, end of period                                $10.19  $ 9.32
Total investment return                                         7.20%  (2.57)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                   $2,748  $4,125
Ratio of expenses to average net assets (%)***                  0.40%   0.29%
Ratio of net investment income (loss) to average net assets
 (%)                                                            6.17%   6.56%
Turnover rate (%)                                              21.09%  17.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.71% and 0.35% for the years ended December 31, 1998, and 1999, respectively.

Active Bond Fund
(Formerly Sovereign Bond Fund)

GOAL AND STRATEGY

This is a bond fund that seeks income and growth in capital.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities;

 . no more than 25% of the Fund's assets in high yield bonds; and

 . no more than 25% of the Fund's assets in foreign securities, excluding Cana-dian securities.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit rating A or higher.

The Fund normally has 10% or less of its assets in cash and cash equivalents. The Fund may purchase other types of securities, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average maturity relative to the Lehman Brothers Aggregate Bond Index and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Managed fund since 1995
Associated with subadviser since 1985
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]


                                    [GRAPH]

                               1990       6.90%
                               1991      16.70%
                               1992       7.70%
                               1993      10.80%
                               1994      -2.57%
                               1995      19.55%
                               1996       4.10%
                               1997      10.11%
                               1998       8.23%
                               1999      -0.94%


Best quarter: up 7.14%, second quarter 1989 Worst quarter: down 2.51%, first quarter 1994

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        -0.94% -1.87%
5 years        8.00%  7.66%
10 years       7.90%  7.69%
Life of fund   7.86%  7.80%

Index:Lehman Brothers Government/Corporate Bond Index (For periods through Sep-tember 30, 1999)
Lehman Brothers Aggregate Bond Index (For periods after September 30, 1999)

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.
Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a sig-nificantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Active Bond Fund (Formerly
 Sovereign Bond Fund)
 Period ended December 31:      1995      1996      1997      1998      1999
Net asset value, beginning
 of period                  $   9.19  $  10.13  $   9.77  $   9.95     $9.92
Income from investment
 operations:
 Net investment income
  (loss)                        0.71      0.69      0.71      0.69      0.67
 Net realized and
  unrealized gain (loss) on
  investments*                  1.03     (0.31)     0.24      0.11     (0.76)
 Total from investment
  operations                    1.74      0.38      0.95      0.80     (0.09)
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.71)    (0.69)    (0.71)    (0.69)    (0.71)
 Distributions from net
  realized gain on
  investments sold             (0.09)    (0.05)    (0.06)    (0.14)       --
 Distributions in excess of
  income, capital paid in &
  gains                           --        --        --        --        --
 Total distributions        $  (0.80) $  (0.74) $  (0.77) $  (0.83)    (0.71)
Net asset value, end of
 period                     $  10.13  $   9.77  $   9.95  $   9.92  $   9.12
Total investment return        19.55%     4.10%    10.11%     8.23%    (0.94)%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $700,309  $726,111  $803,770  $907,121  $850,286
Ratio of expenses to
 average net assets (%)         0.30%     0.29%     0.31%     0.29%     0.28%
Ratio of net investment
 income (loss) to average
 net assets (%)                 7.20%     7.07%     7.18%     6.84%     6.97%
Turnover rate (%)              63.31%   119.12%   138.29%   228.74%   182.90%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Global Bond Fund

GOAL AND STRATEGY

This is a global bond fund that seeks income and growth in capital.

The Fund primarily invests in a mix of debt securities of developed countries throughout the world including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities;

 . supranational securities (such as the World Bank);

 . corporate bonds, both U.S. and foreign; and

 . mortgage-backed and asset-backed securities.

The manager makes ongoing decisions regarding the Fund's mix of U.S. bonds and non-U.S. bonds (denominated in foreign currencies). The manager has a target mix of 35% U.S. bonds and 65% non-U.S. bonds, but actively manages the mix within (+/-) 50 percentage points of the target mix.

The Fund invests in at least 3 countries, but normally in 5 to 15 countries. The Fund normally has an average credit quality rating of "AA" or higher.

The manager makes ongoing decisions regarding the Fund's average maturity, country and sector allocations and foreign currency exposures. The manager uses proprietary research and economic analysis to try to anticipate market condi-tions and interest rate movements and to purchase securities that appear com-paratively undervalued.

The manager actively uses derivatives (investments whose value is based on indices or other securities) such as futures, forwards, options and swaps to adjust the Fund's average maturity and to implement currency strategies. The Fund is typically 75% to 100% hedged to the U.S. dollar.

The manager actively uses cash and cash equivalents to manage the Fund's aver-age maturity. However, the Fund normally invests 20% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: high yield debt securities and emerging market debt securities.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Managing, with predecessors, since 1861
Managed approximately $349 billion in assets at the end of 1999

FUND MANAGERS

David Gibbon
-----------------
Vice President of subadviser
Joined subadviser in 1992
Began career in 1992

Hubert Penot
-----------------
Managing Director of subadviser
Joined subadviser in 1978
Began career in 1978
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                                                         [CHART]

                                    [GRAPH]

                               1997       9.05%
                               1998       9.15%
                               1999      -2.16%


Best quarter: up 4.32%, third quarter 1998 Worst quarter: down 1.75%, second quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        -2.16% -0.17%
Life of fund   6.10%  7.16%

Index:75% Lehman Brothers Aggregate Bond Index / 25% JP Morgan Non-US Govern-ment Bond Index, Hedged (for periods through April 30, 1999)
JP Morgan Global Government Bond Index, US Dollar Hedged (for periods after April 30, 1999)

(1)Began operations on May 1, 1996.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, the Fund's investments in emerging market countries have a significantly higher degree of foreign risk than investments in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific securities poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Global Bond Fund (formerly Strategic Bond
 Portfolio)-Period ended December 31:       1996**     1997     1998     1999
Net asset value, beginning of period       $ 10.00  $ 10.16  $ 10.24  $ 10.60
Income from investment operations:
 Net investment income (loss)                 0.38     0.59     0.54     0.48
 Net realized and unrealized gain (loss)
  on investments*                             0.28     0.30     0.38    (0.70)
 Total from investment operations             0.66     0.89     0.92    (0.22)
Less distributions:
 Distributions from net investment income
  and capital paid in                        (0.38)   (0.66)   (0.47)   (0.56)
 Distributions from net realized gain on
  investments sold                           (0.12)   (0.15)   (0.09)     --
 Distributions in excess of income,
  capital paid in & gains                      --       --       --       --
 Total distributions                       $ (0.50) $ (0.81) $ (0.56)   (0.56)
Net asset value, end of period             $ 10.16  $ 10.24  $ 10.60  $  9.82
Total investment return                       6.71%    9.05%    9.15%   (2.16)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                               $12,907  $28,647  $66,791  $70,991
Ratio of expenses to average net assets
 (%)***                                       1.00%    1.00%    0.95%    0.83%
Ratio of net investment income (loss) to
 average net assets (%)                       6.05%    5.80%    5.27%    4.70%
Turnover rate (%)                           171.39%   69.38%  186.70%  332.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.57%, 1.32%, 1.02%, and 0.84% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

High Yield Bond Fund

GOAL AND STRATEGY

This is a high yield bond fund that seeks high income and growth in capital.

The Fund invests primarily in a diversified mix of high yield debt securities, commonly referred to as "junk bonds" (rated BB+/Ba1 or lower and their unrated equivalents), including:

 . corporate bonds, both U.S. and foreign (if dollar-denominated);

 . foreign government and agency securities (if dollar-denominated);

 . preferred stocks; and

 . convertible securities (convertible into common stocks or other equity inter-ests).

The manager will invest no more than 15% of the Fund's assets in emerging mar-ket countries (with below investment-grade sovereign debt). The Fund normally has 10% or less of its assets in cash and cash equivalents.

The manager seeks to purchase bonds with stable or improving credit quality before the market widely perceives the improvement. Purchase and sale decisions are primarily based upon the investment merits of the particular security.

The manager selects bonds using proprietary research, including:

 . quantitative analysis of historical financial data;

 . qualitative analysis of a company's future prospects; and

 . economic and industry analysis.

The Fund's average maturity depends on security selection decisions rather than interest rate decisions.

The Fund may purchase other types of securities, for example: equity securi-ties, high quality debt securities (short-term and otherwise), certain deriva-tives (investments whose value is based on indices or other securities), and debt securities denominated in foreign currencies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion in assets at the end of 1999

FUND MANAGER

Richard T. Crawford
-----------------
Vice President of subadviser
Joined subadviser in 1994
Began career in 1991

Manager draws upon the other members of the High Yield team, including:

Earl E. McEvoy
-----------------
Partner of subadviser
Joined subadviser in 1978
Began career in 1972

Catherine A. Smith
-----------------
Partner of subadviser
Joined subadviser in 1985
Began career in 1983

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

                                                                         [CHART]
                                    [GRAPH]
                                 1999   5.13%

Best quarter: up 4.55%, fourth quarter 1998 Worst quarter: down 7.46%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        5.13% 2.39%
Life of fund  1.19% 0.31%

Index:Lehman Brothers High-yield Bond Index

(1)Began operations on May 1, 1998.

Note:See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

High Yield Bond Risk: High yield or junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price move-ments due to investor sentiment. In a down market, these high yield securities may become harder to value or to sell at a fair price.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1998**      1999
Net asset value, beginning of period                         $ 10.00   $  9.23
Income from investment operations:
 Net investment income (loss)                                   0.46      0.72
 Net realized and unrealized gain (loss) on investments*       (0.76)    (0.26)
 Total from investment operations                              (0.30)     0.46
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.46)    (0.70)
 Distributions from net realized gain on investments sold      (0.01)      --
 Distributions in excess of income, capital paid in & gains      --        --
 Total distributions                                           (0.47)    (0.70)
Net asset value, end of period                               $  9.23   $  8.99
Total investment return                                        (2.98)%    5.13%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $14,789   $19,921
Ratio of expenses to average net assets (%)***                  0.90%     0.80%
Ratio of net investment income (loss) to average net assets
 (%)                                                            7.43%     7.94%
Turnover rate (%)                                              17.67%    38.62%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.03% and 1.04% for the years ended December 31, 1998, and 1999, respectively.

Money Market Fund

GOAL AND STRATEGY

This is a money market fund that seeks current income consistent with maintain-ing liquidity and preserving capital. The Fund intends to maintain a stable net asset value of $10 per share.

The Fund only invests in U.S. dollar denominated money market instruments rated within the two highest short-term credit rating categories, primarily includ-ing:

 . commercial paper;

 . asset-backed commercial paper;

 . bank notes and certificates of deposit;

 . short-term bonds;

 . U.S. Treasury and agency notes and bills; and

 . repurchase and reverse repurchase agreements.

These securities have a maximum remaining maturity of 397 days (13 months) and may be issued by:

 . U.S. and foreign banks and other lending institutions;

 . U.S. and foreign corporations;

 . the U.S. Treasury and U.S. government agencies and instrumentalities;

 . entities whose obligations are guaranteed as to principal or interest by the U.S. Government;

 . municipalities;

 . foreign governments; and

 . supranational organizations (such as the World Bank).

The weighted average time to maturity of the Fund's investments is 90 days or less.

The manager may invest:

 . up to 5% of assets in securities rated in the second-highest short-term cate-gory (or unrated equivalents); and

 . up to 1% of assets or $1 million (whichever is greater) in securities of a single issuer rated in the second-highest short-term category (or unrated equivalents).

The manager selects securities with the highest yield available among securi-ties of comparable credit quality and maturity using proprietary research.
--------------------------------------------------------------------------------
MANAGER

Managed By John Hancock Life Insurance Company

FUND MANAGER

Peter S. Mitsopoulos
-----------------
Financial Officer at manager
Joined manager in 1981

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]


                                    [GRAPH]

                               1990       8.00%
                               1991       6.00%
                               1992       3.60%
                               1993       3.41%
                               1994       4.03%
                               1995       5.78%
                               1996       5.32%
                               1997       5.38%
                               1998       5.40%
                               1999       5.05%


Best quarter: up 2.38%, second quarter 1989 Worst quarter: up 0.74%, second quarter 1993

Average annual total return -- for periods ending 12/31/99

                  Fund
1 year            5.05%
5 years           5.40%
10 years          5.18%
Life of fund      5.81%

MAIN RISKS

Primary

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, yields on the Fund's investments will generally rise and prices on the Fund's investments will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of instruments held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of an instrument held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of an instrument held by the Fund may be downgraded. In either case, the value of the instrument held by the Fund would fall. All money market instruments have some credit risk, but in general lower-rated instruments have higher credit risk. Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1995      1996      1997      1998       1999
Net asset value, beginning
 of period                  $  10.00  $  10.00  $  10.00  $  10.00   $  10.00
Income from investment
 operations:
 Net investment income
  (loss)                        0.57      0.52      0.53      0.53       0.45
 Net realized and
  unrealized gain (loss) on
  investments*                   --        --        --        --         --
 Total from investment
  operations                    0.57      0.52      0.53      0.53       0.45
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.57)    (0.52)    (0.53)    (0.53)     (0.45)
 Distributions from net
  realized gain on
  investments sold               --        --        --        --         --
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --        --         --
 Total distributions        $  (0.57) $  (0.52) $  (0.53) $   (0.53)    (0.45)
Net asset value, end of
 period                     $  10.00  $  10.00  $  10.00  $  10.00   $  10.00
Total investment return         5.78%     5.32%     5.38%     5.40%      5.05%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $185,909  $213,235  $229,443  $395,195   $451,235
Ratio of expenses to
 average net assets (%)         0.35%     0.30%     0.33%     0.31%      0.31%
Ratio of net investment
 income (loss) to average
 net assets (%)                 5.62%     5.20%     5.32%     5.29%      4.95%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Your Account

Investments in shares of the funds

Each fund sells its shares directly to separate accounts of John Hancock, JHVLICO and IPL to fund variable contracts. Each fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

 . instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a con-tract), and

 . the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

 . refuse a buy order if the adviser believes it would disrupt management

 . suspend a fund's offer of shares, or

 . suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

Each fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its NAV:

 . by dividing its net assets by the number of its outstanding shares,

 . once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Conse-quently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Valuation

The Money Market Fund values its securities at amortized cost. Each of the other funds values securities based on:

 . market quotations,

 . amortized cost,

 . valuations of independent pricing services, or

 . fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

 .market quotations are not readily available, or

 . the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemp-tion proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses

The advisory fee paid by each fund to the adviser last year was:

  Funds                        % of net assets
  Managed                           0.32%
  Growth & Income                   0.25%
  Equity Index                      0.14%
  Large Cap Value                   0.74%
  Large Cap Growth                  0.36%
  Large Cap Aggressive Growth       0.98%
  Mid Cap Value                     0.80%
  Mid Cap Growth                    0.83%
  Fundamental MidCap Growth         0.85%
  Real Estate Equity                0.60%
  Small/Mid Cap CORE                0.80%
  Small/Mid Cap Growth              0.75%
  Small Cap Value                   0.80%
  Small Cap Growth                  0.75%
  Global Equity                     0.90%
  Global Balanced*                  0.85%
  International Equity Index        0.16%
  International Opportunities       0.87%
  Emerging Markets Equity           1.27%
  Short-Term Bond                   0.30%
  Bond Index                        0.15%
  Active Bond**                     0.25%
  Global Bond                       0.69%
  High Yield Bond                   0.65%
  Money Market                      0.25%

* Formerly International Balanced
**Formerly Sovereign Bond

The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser.

The adviser has agreed to limit each fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and taxes) to not more than
 .10 percent of the fund's average daily net assets.
Dividends and Taxes

Dividends

Each fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

Each fund declares and pays dividends monthly, except that the Money Market Fund does so daily.

Funds generally declare capital gains distributions annually.

Taxes

Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

 . avoid federal income tax and excise tax, and

 . assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire vari-ous service providers to carry out the Trust's operations.

                                    Variable
                                 Contractowners


                                 John Hancock,
                                JHVLICO and IPL
                               Separate Accounts


                                   The Trust
                              Trustees oversee the
                             Trust's investment and
                              business activities.

          Investment Adviser                        Custodian
          John Hancock Life                State Street Bank and Trust
          Insurance Company                          Company


         Manages the Trust's                Holds the Trust's assets,
       investment and business                  settles all Trust
             activities.                   trades and collects most of
                                                  the valuation
                                           data required for calculat-
                                                 ing the Trust's
                                                       NAV.

                                  Subadvisers

      Alliance Capital Management L.P.        Mellon Bond Associates, LLP
      Brinson Partners, Inc.                  Morgan Stanley Dean Witter  In-
      Goldman Sachs Asset Management.         vestment Management Inc.
      Independence International Associates, Inc.
                                              Neuberger Berman, LLC
      Independence Investment Associates, Inc.OppenheimerFunds, Inc.
      INVESCO, Inc.                           Rowe Price-Fleming Internation-
      J.P. Morgan Investment Management Inc.  al, Inc.
      Janus Capital Corporation               Scudder Kemper Investments, Inc.
      John Hancock Advisers, Inc.             State Street Bank and Trust Com-
                                              pany
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company,
                                              LLP

                      Provide management to various funds.

APPENDIX

Additional Performance Information

The "Past Performance" information shown earlier in this prospectus for certain of the Funds may not be sufficient for you to make a complete assessment of the risks and potential rewards of investing in those Funds. The Large Cap Aggres-sive Growth Fund only began operations on August 31, 1999. The Small/Mid Cap CORE Fund, the Emerging Markets Equity Fund, the Bond Index Fund, and the High Yield Bond Fund only began operations on May 1, 1998. The Small/Mid Cap Growth Fund and the Global Bond Fund each implemented a significant change in strategy as of May 1, 1999. Finally, the Global Balanced Fund implemented a significant change in strategy as of May 1, 2000.

Since each of these Funds has at best a very limited period of relevant perfor-mance history, we have set forth below information for certain similar accounts that are managed by the Funds' respective subadvisers. Each grouping of such accounts is referred to as a "composite." In the case of each account included in a composite, the total management fees and other operating expenses of the Fund (based upon management fee schedules and allocation rules currently in effect) have been substituted for the actual fees and expenses (other than bro-kerage and other transaction expenses) of the account. Also, except as specifi-cally noted below, each composite includes all of the investment company and other accounts of the subadviser that satisfy the following requirements:

 . they have been managed with investment objectives, policies, and strategies substantially similar to those used in managing the Fund, and

 . they are of sufficient size that their performance would be considered rele-vant to the owner of a variable contract investing in that Fund.

Some of the accounts in the composites were not registered investment companies and, therefore, were not subject to federal income tax and other legal require-ments applicable to such companies. Had such accounts been subject to such requirements, their performance could have been adversely affected. The perfor-mance figures in this Appendix do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contacts to be less than that shown below.

The graphs below show how the composite's total return has varied from year to year, while the tables show performance over time (along with a broad-based index for reference). All figures assume dividend reinvestment. Past perfor-mance does not indicate future results.

Large Cap Aggressive Growth Composite (Corresponding to Large Cap Aggressive Growth Fund)

The Large Cap Aggressive Growth Composite is an asset-weighted composite of all fully discretionary accounts (excluding mutual funds) managed using a substan-tially similar investment strategy. As of December 31, 1999, the composite included 245 accounts with total assets of $47.8 billion.

             Year-by-year total returns -- calendar years

                                    [GRAPH]

                               1995       38.60%
                               1996       22.37%
                               1997       36.27%
                               1998       50.75%
                               1999       31.82%


             Best quarter: up 30.82%, fourth quarter 1998 Worst quarter: down 11.51%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    31.82%   33.16%
          3 years   39.38%   34.07%
          5 years   35.65%   32.41%

             Index:Russell 1000(R) Growth Index

Small/Mid Cap CORE Composite (Corresponding to Small/Mid Cap CORE Fund)

The Small/Mid Cap CORE Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 4 accounts with total assets of $158 million.

             Year-by-year total returns -- calendar years


                                    [CHART]


                                    [GRAPH]

                               1996*      19.55%
                               1997       29.42%
                               1998       -0.52%
                               1999       21.54%

             * Composite inception April 1, 1996. 1996 total return is not annualized.

             Best quarter: up 17.87%, fourth quarter 1999 Worst quarter: down 20.71%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                           Composite Index
          1 year            21.54%   24.15%
          3 years           16.10%   15.72%
          Since inception   18.18%   15.96%

             Index:Russell 2500TM Index


Small/Mid Cap Growth Composite (Corresponding to Small/Mid Cap Growth Fund)

The Small/Mid Cap Growth Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 31 accounts with total assets of $1.9 billion.

             Year-by-year total returns -- calendar years


                                    [CHART]


                                    [GRAPH]

                               1995       30.68%
                               1996       19.23%
                               1997       26.82%
                               1998       13.97%
                               1999       -1.65%


             Best quarter: up 22.51%, fourth quarter 1998 Worst quarter: down 15.81%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -1.65%   55.48%
          3 years   12.44%   22.53%
          5 years   17.24%   23.10%

             Index:Russell 2500TM Growth Index

Global Balanced Composite (Corresponding to Global Balanced Fund)

The Global Balanced Composite is an asset-weighted composite of all fully dis-cretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 4 accounts with total assets of $1.8 billion.

             Year-by-year total returns -- calendar years

                                   [CHART]

                                1995    24.85%
                                1996    14.15%
                                1997    10.75%
                                1998     8.71%
                                1999     1.60%

             Best quarter: up 8.34%, second quarter 1997 Worst quarter: down 5.13%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year     1.60%   14.32%
          3 years    6.95%   15.57%
          5 years   11.76%   15.48%

             Index:65% MSCI World Index/35% Salomon Brothers
             World Government Bond Index, Unhedged.

Emerging Markets Equity Composite (Corresponding to Emerging Markets Equity
Fund)

The Emerging Markets Equity Composite is an asset-weighted composite of all fully discretionary mutual fund accounts managed using a substantially similar investment strategy (excluding all separately managed accounts and the Emerging Markets Equity Fund). As of December 31, 1999, the composite included 12 accounts with total assets of $5.2 billion.

             Year-by-year total returns -- calendar years


                                    [CHART]

                                1995    -13.42%
                                1996     11.84%
                                1997     -2.41%
                                1998    -24.33%
                                1999    102.74%

             Best quarter: up 51.98%, fourth quarter 1999 Worst quarter: down 23.57%, second quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    102.74%  66.41%
          3 years    14.40%   3.18%
          5 years     7.71%   2.00%

             Index:MSCI Emerging Markets Free Index

Government/Corporate Bond Index Composite (Corresponding to Bond Index Fund)

The Government/Corporate Bond Index Composite is an asset-weighted composite of all fully discretionary accounts (excluding mutual funds) managed using a sub-stantially similar investment strategy. As of December 31, 1999, the composite included 5 accounts with total assets of $1.3 billion.

             Year-by-year total returns -- calendar years
                                    [CHART]

                              1995        18.87%
                              1996         2.54%
                              1997         9.70%
                              1998         9.41%

             Best quarter: up 6.43%, second quarter 1995 Worst quarter: down 2.44%, first quarter 1996

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -2.42%   -2.15%
          3 years    5.41%    5.54%
          5 years    7.38%    7.60%

             Index:Lehman Brothers Government/Corporate Bond
             Index

Global Fixed Hedged Composite (Corresponding to Global Bond Fund)
The Global Fixed Hedged Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strat-egy. As of December 31, 1999, the composite included 2 accounts with total assets of $734 million.

             Year-by-year total returns -- calendar years


                                    [CHART]

                              1995        17.67%
                              1996         8.55%
                              1997         9.72%
                              1998        11.72%
                              1999        -1.36%

             Best quarter: up 5.92%, third quarter 1998 Worst quarter: down 4.80%, first quarter 1994

             Average annual total returns -- for periods ending
             12/31/99

                    Fund  Index
          1 year   -1.36% 0.72%
          3 years   6.54% 7.55%
          5 years   9.08% 9.76%

             Index:J. P. Morgan Global Government Bond Index,
             U.S. Dollar Hedged.

High Yield Bond Composite (Corresponding to High Yield Bond Fund)

The High Yield Bond Composite is an asset-weighted composite of all fully dis-cretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 13 accounts with total assets of $850 million.

             Year-by-year total returns -- calendar years


                                    [CHART]

                              1995         20.48%
                              1996         12.77%
                              1997         11.85%
                              1998         -0.17%
                              1999          4.13%


             Best quarter: up 6.19%, second quarter 1995 Worst quarter: down -7.90%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Fund  Index
          1 year   4.13% 2.39%
          3 years  5.15% 5.56%
          5 years  9.58% 9.31%

             Index:Lehman Brothers High Yield Bond Index.

For more information


 This prospectus            Two documents are           To request a free
 should be used             available that offer        copy of the current
 only with a vari-          further information         annual/semiannual
 able contract              on John Hancock             report or the SAI,
 prospectus.                Variable Series             please contact:
                            Trust I:
                                                        By mail:
                            Annual/Semiannual
                            Report to shareholders      John Hancock Variable
                                                        Series Trust I
                            Includes financial          John Hancock Place
                            statements, a dis-          Boston, MA 02117
                            cussion of the mar-
                            ket conditions and          By phone: 1-800-732-
                            investment strate-          5543
                            gies that signifi-
                            cantly affected per-        Or you may view or
                            formance, and the           obtain these docu-
                            auditors' report (in        ments from the SEC:
                            the annual report
                            only).                      In person: at the
                                                        SEC's Public Refer-
                            Statement of                ence Room in Wash-
                            Additional                  ington, DC
                            Information (SAI)
                                                        By phone: 1-800-SEC-
                            The SAI contains            0330
                            more detailed infor-
                            mation on all               By mail: Public Refer-
                            aspects of the              ence Section Securi-
                            funds.                      ties and Exchange Com-
                                                        mission
                            A current SAI has
                            been filed with the         Washington, DC
                            Securities and              20549-6009
                            Exchange Commission         (duplicating fee
 John Hancock               and is incorporated         required)
 Variable                   by reference into
 Series Trust I             (i.e., is legally a         On the
 John Hancock               part of) this pro-          Internet: www.sec.gov
 Place                      spectus.
 Boston, Massachu-                                      SEC File Num-
 setts 02117                                            ber: 811-4490


VSTPRO--L2

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

MAY 1, 2000

Managed Fund
Aggressive Balanced Fund
Growth & Income Fund
Equity Index Fund
Large Cap Value Fund
Large Cap Value CORE Fund
Large Cap Growth Fund
Large Cap Aggressive Growth Fund
Large/Mid Cap Value Fund
Mid Cap Blend Fund
Mid Cap Value Fund
Mid Cap Growth Fund
Fundamental Mid Cap Growth Fund
Real Estate Equity Fund
Small/Mid Cap CORE Fund
Small/Mid Cap Value Fund
Small/Mid Cap Growth Fund
Small Cap Value Fund
Small Cap Growth Fund
Global Equity Fund
Global Balanced Fund
International Equity Index Fund
International Equity Fund
International Opportunities Fund
Emerging Markets Equity Fund
Short-Term Bond Fund
Bond Index Fund
Active Bond Fund
Global Bond Fund
High Yield Bond Fund
Money Market Fund

                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Contents

--------------------------------------------------------------------------------
John Hancock Variable Series Trust I ("Trust")

A fund-by-fund summary of goals, strategies and risks.

Overview                                                                       1

Your Investment Choices                                                        2
Managed Fund                                                                   6
Aggressive Balanced Fund                                                       8
Growth & Income Fund                                                          10
Equity Index Fund                                                             12
Large Cap Value Fund                                                          14
Large Cap Value CORE Fund                                                     16
Large Cap Growth Fund                                                         18
Large Cap Aggressive Growth Fund                                              20
Large/Mid Cap Value Fund                                                      22
Mid Cap Blend Fund                                                            24
Mid Cap Value Fund                                                            26
Mid Cap Growth Fund                                                           28
Fundamental Mid Cap Growth Fund                                               30
Real Estate Equity Fund                                                       32
Small/Mid Cap CORE Fund                                                       34
Small/Mid Cap Value Fund                                                      36
Small/Mid Cap Growth Fund                                                     38
Small Cap Value Fund                                                          40
Small Cap Growth Fund                                                         42
Global Equity Fund                                                            44
Global Balanced Fund                                                          46
International Equity Index Fund                                               48
International Equity Fund                                                     50
International Opportunities Fund                                              52
Emerging Markets Equity Fund                                                  54
Short-Term Bond Fund                                                          56
Bond Index Fund                                                               58
Active Bond Fund                                                              60
Global Bond Fund                                                              62
High Yield Bond Fund                                                          64
Money Market Fund                                                             66


Policies and instructions for opening, maintaining and closing an account in any fund

Your Account                                                                  68
Investments in shares of the funds                                            68
Share price                                                                   68
Valuation                                                                     68
Conflicts                                                                     68

Further information on the funds

Funds' Expenses                                                               69

Dividends and Taxes                                                           69
Dividends                                                                     69
Taxes                                                                         69

Further information on the Trust

Trust Business Structure                                                      70

Additional performance information

Appendix                                                                      71
For more information                                                  back cover

Overview

--------------------------------------------------------------------------------
FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on page 6. Each description provides the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Financial Highlights The fund's operating performance per share, measured year-by-year.
THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

 . John Hancock Life Insurance Company ("John Hancock"),

 . John Hancock Variable Life Insurance Company ("JHVLICO"), and

 . Investors Partner Life Insurance Company and its subsidiaries ("IPL").

In some variable contract forms, the Trust is referred to as the "Fund" or "Se-ries Fund" and the investment choices are referred to as "Portfolios."

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund. John Hancock is a Massa-chusetts stock life insurance company. On February 1, 2000, John Hancock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 1999, John Hancock managed approximately $127 billion, of which it owned over $71 billion. Most of the funds have subadvisers.

Your Investment Choices

--------------------------------------------------------------------------------
The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. There are 31 funds available under your variable contract. Each fund has its own strategy and its own risk/reward profile.The funds can be broadly categorized as equity funds, balanced funds, bond funds, and international/global funds. Within these broad categories, the funds can be further categorized as follows:

Equity Funds
Equity funds can be categorized in two ways--by capitalization and by invest-ment style.

Capitalization             Equity funds can be categorized by market capital-
                           ization, which is defined as the market value of all shares of a company's stock. The following def-initions for large, mid and small cap are based upon statistics at year-end 1999, but are adjusted periodically with broad equity market movements as represented by the Russell 3000(R) Index or other widely- recognized source of market capitalization data. Adjustments are typically made on a quarterly basis, but in extraordinary circumstances may be made as frequently as monthly.

                           Large Cap Funds:
 . Growth & Income Fund     These funds invest in large, well-established com-
                           panies that typically are very actively traded and
 . Equity Index Fund        provide more stable investment returns over time.
                           Large cap companies represent the 300 largest
 . Large Cap Value Fund     stocks in the Russell 3000(R) Index. Each of those
                           companies has a market capitalization greater than
 . Large Cap Value CORE     $7.9 billion as of the end of 1999. Large cap funds
                           are appropriate for investors who want the least
 . Large Cap Growth Fund    volatile investment returns within the overall
                           equity markets.
 . Large Cap Aggressive
  Growth

                           Large/Mid Cap Funds:
 . Large/Mid Cap Value Fund These funds invest in large cap and mid cap compa-
                           nies. The capitalization of these funds can shift over time from primarily large cap to primarily mid cap or vice versa depending on where the manager identifies investment opportunities. These funds are generally more volatile than pure large cap funds, but generally less volatile than pure mid cap funds.

                           Mid Cap Funds:
 . Mid Cap Blend            These funds invest in medium-sized, less estab-
                           lished companies that are less actively traded and
 . Mid Cap Value Fund       provide more share price volatility over time than
                           large cap stocks. Mid cap companies represent the
 . Mid Cap Growth Fund      250th to 1000th largest stocks in the Russell
                           3000(R) Index. Each of those companies has a market
 . Fundamental Mid Cap      capitalization between $1.4 billion and $9.7 bil-
  Growth lion as of the end of 1999. Mid cap funds are appropriate for investors who are willing to accept
 . Real Estate Equity Fund  more volatile investment returns within the overall equity markets with the potential reward of higher long-term returns.


                           Small/Mid Cap Funds:
 . Small/Mid Cap CORE Fund  These funds invest in mid cap and small cap compa-
                           nies. The capitalization of these funds can shift
 . Small/Mid Cap Value Fund over time from primarily mid cap to primarily small cap or vice versa depending on where the manager
 . Small/Mid Cap Growth     identifies investment opportunities. These funds
  Fund are generally more volatile than pure mid cap funds, but generally less volatile than pure small cap funds.

                           Small Cap Funds:
 . Small Cap Value Fund     These funds invest in small newly established com-
                           panies that are less actively traded and have a
 . Small Cap Growth Fund    high level of share price volatility over time.
                           Small cap companies represent the 2000 smallest stocks in the Russell 3000(R) Index. Each of these companies has a market capitalization of less than $1.4 billion as of the end of 1999. Small cap funds are appropriately for investors who are willing to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

Investment Style

                           Value Funds:
 . Large Cap Value Fund     Value funds invest in companies that are attrac-
                           tively priced, considering their asset and earnings
 . Large Cap Value CORE     history. These stocks typically pay above average
                           dividends and have low stock prices relative to
 . Large/Mid Cap Value      measures of earnings and book value. Value funds
                           are appropriate for investors who want some divi-
 . Mid Cap Value Fund       dend income and the potential for capital gains,
                           but are less tolerant of share-price fluctuations.
 . Small Mid/Cap Value

 . Small Cap Value Fund

 . Real Estate Equity Fund
                           Growth Funds:
 . Large Cap Growth Fund    Growth funds invest in companies believed to have
                           above-average prospects for capital growth due to
 . Large Cap Aggressive     their strong earnings and revenue potential. Growth
  Growth stocks typically have high stock prices relative to measures of earnings and book value. Growth funds
 . Mid Cap Growth Fund      are appropriate for investors who are willing to
                           accept more share-price volatility for the poten-
 . Fundamental Mid Cap      tial reward of higher long-term returns.
  Growth

 . Small Mid/Cap Growth
  Fund

 . Small Cap Growth Fund
                           Blend Funds:
 . Growth & Income Fund     Blend funds invest in both value and growth compa-
                           nies. Blend funds are appropriate for investors who
 . Equity Index Fund        seek both dividend and capital appreciation charac-
                           teristics.
 . Mid Cap Blend

 . Small/Mid Cap CORE
  Fund

Balanced Funds

 . Managed Fund             Balanced funds invest in a combination of stocks
                           and bonds and actively manage the mix of stock and
 . Aggressive Bal-          bonds within a target range. Domestic balanced
  anced funds invest in U.S. stocks and bonds. Global bal-anced funds invest in foreign and U.S. stocks and
 . Global Balanced          bonds.
  Fund

Bond Funds
Bond funds can be categorized in two ways--by average maturity and by credit quality:

Average Maturity           Bond maturity is a key measure of interest rate
                           risk. A bond's maturity measures the time remaining until the bond matures, or until the repayment of the bond's principal comes due. The longer a bond's maturity, the more sensitive the bond's price is to changes in interest rates.

                           Short:
 . Money Market Fund        These funds invest primarily in bonds with short
                           maturities, typically less than four years. These
 . Short Term Bond          funds have less interest rate risk than intermedi-
  Fund                     ate-term bond funds.

                           Intermediate:

 . Bond Index Fund          These funds invest in bonds of all maturities and
                           maintain an average maturity which is typically
 . Active Bond Fund         between four and ten years. These funds have more
                           interest rate risk than short-term bond funds.
 . Global Bond Fund

 . High Yield Bond
  Fund

Credit Quality             Credit quality is a measure of the ability of a
                           bond issuer to meet its financial obligations and repay principal and interest. High quality bonds have less credit risk than lower quality bonds.
                           Investment grade bonds typically have "high" or "medium" credit quality ratings (as defined below), while high-yield bonds have "low" credit quality ratings.

                           High:
 . Money Market Fund        These funds focus on the highest-rated, most
                           creditworthy bonds and typically maintain an aver-
 . Bond Index Fund          age credit quality rating of AAA/Aaa or AA/Aa.

 . Global Bond Fund

                           Medium:
 . Short Term Bond          These funds invest in bonds of all credit quality
  Fund levels with a focus on high-rated investment grade bonds. These funds typically maintain an average
 . Active Bond Fund         credit quality rating of A or BBB/Baa.

                           Low:
 .  High Yield Bond         These funds invest primarily in lower rated bonds--
   Fund known as high yield or "junk" bonds. These funds typically maintain a below investment-grade average credit quality rating of BB/Ba or B.

International/Global Equity Funds
International funds invest primarily in securities markets outside the United States. Global funds invest both in the United States and abroad. These funds can be categorized by the types of markets they invest in.

                           Developed Markets:
 . Global Equity Fund       These funds invest primarily in the larger, well-
                           established developed or industralized markets
 . International            around the world. These funds have less foreign
  Equity Index Fund        securities risk than emerging market funds.

 . International
  Equity

 . International
  Opportunities

                           Emerging Markets:
 . Emerging Markets         These funds invest primarily in developing or
  Equity Fund              emerging markets and have more foreign securities
                           risk than funds that invest primarily in well-established, developed markets.

                                --------------

In the following pages, any fund investment strategy that is stated as a per-centage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. The trustees of the Trust can change the investment goals and stragtegy of any fund without shareholder (i.e., contractowner) approval.

The financial highlights tables on the following pages detail the historical performance of each fund, including total return information showing the increase or decrease of an investment in the fund each year (assuming reinvest-ment of all dividends and distributions). The "total investment return" shown for each fund does not reflect the expenses and charges of the applicable sepa-rate accounts and variable contracts. Those expenses and charges vary consider-ably from contract to contract and are described in the variable contract pro-spectus to which this prospectus is attached. If the earliest period shown in the financial highlights table is less than a full calendar year, the two "Ra-tios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turnover rate" for that period have not been annualized.

In this prospectus, the term "stock"' is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand refer-ence for debt obligations generally.

Managed Fund

GOAL AND STRATEGY

This is a balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a diversified mix of:

 . common stocks of large established U.S. companies;

 . bonds with maturities generally greater than 12 months; and

 . money market and other short-term debt securities with maturities generally not greater than 12 months.

The manager makes ongoing decisions about the mix between stocks and bonds. The Manager has a target mix of 60% in equities and 40% in bonds, but actively man-ages the mix within (+/-) 10 percentage points of the target mix.

The manager selects stocks and bonds using a combination of proprietary research and quantitative tools. Stocks are purchased that are undervalued rel-ative to the stock's history and have improving earnings growth prospects. Bonds are purchased that are attractively priced and have cheap, predictable cash flows. The Fund is managed using risk control techniques that maintain risk and industry characteristics similar to the overall market.

The Fund normally invests its equity portion in 80 to 150 stocks, with at least 65% (usually higher) of its equity assets in large cap companies. The Fund may invest up to 20% of its bond assets in foreign debt securities of developed countries (denominated in foreign currencies) and up to 15% of its bond assets in high yield bonds. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures and forwards, to adjust the Fund's average maturity relative to the Lehman Brothers Aggregate Bond Index and to implement currency strategies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

John C. Forelli
(equity)
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1990

Jeffrey B. Saef
(fixed income)
-----------------
Senior Vice President of subadviser
Joined team in 1994
Joined subadviser in 1994

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 3.80%  22.00%   7.70%  11.60%  -2.23%  27.09%  10.72%  18.72%  20.42%   9.10%

Best quarter: up 14.77%, fourth quarter 1998 Worst quarter: down 7.22%, third quarter 1998

Average annual total return -- for periods ending 12/31/99

               Fund  Index
1 year         9.10% 12.00%
5 years       17.02% 18.85%
10 years      12.60% 13.48%
Life of fund  12.45% 13.06%

Index:50% S&P 500 Index/50% Lehman Brothers Government/Corporate Bond Index
(for
   periods through December 31, 1997)
   60% S&P 500 Index/40% Lehman Brothers Government/Corporate Bond Index (for periods from January 1, 1998 through April 30, 1998)
   60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index (for periods after
   April 30, 1998)

MAIN RISKS
Primary


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.


Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.


Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.


Market Allocation Risk: The allocation of the Fund's assets among major asset classes (i.e., stocks, bonds, and short-term debt securities) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.


Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.
Secondary


Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.


Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.


Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                           1995        1996        1997        1998        1999
Net asset value,
 beginning of period         $11.96      $13.73      $13.35      $14.35      $15.64
Income from investment
 operations:
 Net investment income
  (loss)                       0.62        0.61        0.59        0.46        0.44
 Net realized and
  unrealized gain (loss)
  on investments*              2.56        0.81        1.86        2.43        0.94
 Total from investment
  operations                   3.18        1.42        2.45        2.89        1.38
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.62)      (0.61)      (0.67)      (0.51)      (0.43)
 Distributions from net
  realized gain on
  investments sold            (0.79)      (1.19)      (0.78)      (1.09)      (1.14)
 Distributions in excess
  of income, capital
  paid in & gains               --          --          --          --          --
 Total distributions          (1.41)      (1.80)      (1.45)      (1.60)      (1.57)
Net asset value, end of
 period                      $13.73      $13.35      $14.35      $15.64      $15.45
Total investment return       27.09%      10.72%      18.72%      20.42%       9.10%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $2,093,964  $2,386,660  $2,800,127  $3,301,910  $3,430,919
Ratio of expenses to
 average net assets (%)        0.38%       0.36%       0.37%       0.36%       0.36%
Ratio of net investment
 income (loss) to
 average net assets (%)        4.66%       4.41%       4.18%       2.99%       2.75%
Turnover rate (%)            187.67%     113.61%     200.41%     160.57%     203.86%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Aggressive Balanced Fund

GOAL AND STRATEGY

This is a balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a diversified mix of:

 . common stocks of large established U.S. companies, and

 . bonds with maturities generally greater than 12 months.

The manager makes ongoing decisions about the mix among stocks and bonds. The manager has a target mix of 75% in equities and 25% in bonds, but actively man-ages the mix within +/-10 percentage points of the target mix.

The manager selects stocks and bonds using a combination of proprietary research and quantitative tools. Stocks are purchased that are undervalued rel-ative to the stock's history and have improving earnings growth prospects. Bonds are purchased that are attractively priced and have cheap, predictable cash flows. The Fund is managed using risk control techniques that maintain risk and industry characteristics similar to the overall market.

The Fund normally invests its equity portion in 80 to 150 stocks, with at least 65% (usually higher) of its equity assets in large cap companies. The Fund may invest up to 20% of its bond assets in developed foreign countries (denominated in foreign currencies) and up to 15% of its bond assets in high yield bonds. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures and forwards, to adjust the Fund's average maturity relative to the Lehman Brothers Aggregate Bond Index and to implement currency strategies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

John C. Forelli
(equity)
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1990

Jeffrey B. Saef
(fixed income)
-----------------
Senior Vice President of subadviser
Joined team in 1994
Joined subadviser in 1994

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains certain performance information that is relevant to this Fund. The Appendix starts on page 71.

MAIN RISKS
Primary


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.


Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.


Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.


Market Allocation Risk: The allocation of the Fund's assets among major asset classes (i.e., stocks, bonds, and short-term debt securities) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.


Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.


Secondary


Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk.


Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.


Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                         1999**
Net asset value, beginning of period                             $ 10.00
Income from investment operations:
 Net investment income (loss)                                       0.06
 Net realized and unrealized gain (loss) on investments*            0.64
 Total from investment operations                                   0.70
Less distributions:
 Distributions from net investment income and capital paid in      (0.05)
 Distributions from net realized gain on investments sold          (0.03)
 Distributions in excess of income, capital paid in & gains          --
 Total distributions                                               (0.08)
Net asset value, end of period                                   $ 10.62
Total investment return                                             7.09%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $11,883
Ratio of expenses to average net assets (%)***                      0.78%
Ratio of net investment income (loss) to average net assets (%)     1.68%
Turnover rate (%)                                                  70.28%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.96% for the year ended December 31.

Growth & Income Fund

GOAL AND STRATEGY

This is a large cap stock fund that seeks long-term growth in income and capi-tal.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and growth in capital (i.e., "value" companies); or

 . above-average potential for growth in revenues and earnings (i.e., "growth" companies).

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The Fund is managed using risk control techniques that maintain risk and industry charac-teristics similar to the S&P 500 Index.

The Fund normally invests in 80 to 150 stocks, with at least 65% (usually high-er) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at end of 1999

FUND MANAGER
Management by investment team overseen by:

Paul F. McManus
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 4.10%  26.00%   8.90%  13.33%  -0.56%  34.21%  20.10%  29.79%  30.25%  16.23%

Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 12.05%, third quarter 1998

Average annual total return -- for periods ending 12/31/99

               Fund  Index
1 year        16.23% 21.04%
5 years       25.93% 28.55%
10 years      17.70% 18.20%
Life of fund  16.46% 17.27%

Index:S & P 500 Index

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                           1995        1996        1997        1998        1999
Net asset value,
 beginning of period     $    11.50  $    13.94  $    14.65  $    16.61  $    19.49
Income from investment
 operations:
 Net investment income
  (loss)                       0.36        0.34        0.27        0.23        0.20
 Net realized and
  unrealized gain (loss)
  on investments*              3.53        2.43        4.07        4.75        2.88
 Total from investment
  operations                   3.89        2.77        4.34        4.98        3.08
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.36)      (0.34)      (0.27)      (0.23)      (0.20)
 Distributions from net
  realized gain on
  investments sold            (1.09)      (1.72)      (2.11)      (1.87)      (2.36)
 Distributions in excess
  of income, capital
  paid in & gains                --          --          --          --          --
 Total distributions     $    (1.45) $    (2.06) $    (2.38) $    (2.10) $    (2.56)
Net asset value, end of
 period                  $    13.94  $    14.65  $    16.61  $    19.49  $    20.01
Total investment return       34.21%      20.10%      29.79%      30.25%      16.23%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $1,598,585  $2,047,927  $2,785,964  $3,670,785  $4,218,841
Ratio of expenses to
 average net assets (%)        0.28%       0.27%       0.28%       0.27%       0.28%
Ratio of net investment
 income (loss) to
 average net assets (%)        2.70%       2.24%       1.61%       1.24%       0.98%
Turnover rate (%)             73.54%      81.02%      74.56%      48.45%      70.16%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Equity Index Fund

GOAL AND STRATEGY

This is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

The manager employs a passive management strategy by normally investing in all 500 stocks included in the Index. The manager invests in each stock in roughly the same proportion as represented in the Index.

The manager seeks to replicate as closely as possible the aggregate risk char-acteristics and industry diversification of the Index.

The Fund normally invests in all 500 stocks in the Index, but has no predeter-mined number of stocks that it must hold. S&P may change the composition of the Index from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow.

The Fund may purchase other types of securities, for example: Standard & Poor's Depository Receipts (SPDRs), American Depository Receipts (ADRs), cash equiva-lents, and certain derivatives (investments whose value is based on indices or other securities).

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

State Street Bank and Trust Company
State Street Global Advisors Division
Two International Place
Boston, Massachusetts 02110

Managing since 1978
Managed approximately $667 billion in assets at the end of 1999

FUND MANAGERS

John A. Tucker
-----------------
Principal of subadviser
Joined subadviser in 1988

James B. May
-----------------
Principal of subadviser
Joined subadviser in 1989


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

                          1997       1998       1999
                         32.79%     28.45%     21.08%

Best quarter: up 21.27%, fourth quarter 1998 Worst quarter: down 9.99%, third quarter 1998

Average annual total return -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        21.08% 21.04%
Life of fund  26.36% 26.79%

Index:S&P 500 Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's per-
  formance being different than that of the Index.
Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's invest-ment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**      1997      1998      1999
Net asset value, beginning of period    $10.00    $11.10    $14.21    $17.70
Income from investment operations:
 Net investment income (loss)             0.15      0.24      0.25      0.27
 Net realized and unrealized gain
  (loss) on investments*                  1.26      3.41      3.76      3.41
 Total from investment operations         1.41      3.65      4.01      3.68
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.21)    (0.29)    (0.24)    (0.26)
 Distributions from net realized gain
  on investments sold                    (0.10)    (0.25)    (0.28)    (0.66)
 Distributions in excess of income,
  capital paid in & gains                  --        --        --        --
 Total distributions                    ($0.31)   ($0.54)   ($0.52)    (0.92)
Net asset value, end of period          $11.10    $14.21    $17.70    $20.46
Total investment return***               14.23%    32.79%    28.45%    21.08%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $14,650  $101,390  $232,578  $451,296
Ratio of expenses to average net
 assets (%)****                           0.00%     0.00%     0.00%     0.00%
Ratio of net investment income (loss)
 to average net assets (%)                2.74%     1.97%     1.59%     1.42%
Turnover rate (%)                        15.72%    64.56%    43.31%    55.24%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**    Fund began operations on May 1, 1996.
*** Includes the effect of a voluntary capital contribution from John Han-cock of $0.06 per share for the period ended 1996 and $0.04 per share for year ended 1997. The Total Investment Return without the capital contribution would have been 13.59% for the year ended 1996 and 32.47% for the year ended 1997.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61%, 0.65%, 0.34% and 0.22% for the years ended December 31, 1996, 1997, 1998 and 1999, respectively.

Large Cap Value Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and substantial dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks using proprietary equity research. Stocks are purchased that are undervalued by various measures such as the stock's current price relative to its earnings potential.

The manager looks for companies with:

 . established operating history;

 . above-average dividend yield relative to the S&P 500 Index;

 . low price/earnings ratio relative to the S&P 500 Index;

 . sound balance sheet and other positive financial characteristics; and

 . low stock price relative to the company's underlying value.

The Fund normally invests in 100 to 175 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), foreign equity securities of developed countries, high quality intermediate and short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managed approximately $180 billionin assets at the end of 1999

FUND MANAGERS
Management by Investment Advisory Committee

Brian C. Rogers
-----------------
Committee Chairman
Director of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1982


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                              1997        28.56%
                              1998         9.26%
                              1999         3.28%

Best quarter: up 12.86%, fourth quarter 1999 Worst quarter: down 8.58%, third quarter 1999

Average annual total return -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         3.28%  7.35%
Life of fund  14.67% 19.54%

Index:Russell 1000(R) Value Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach car-ries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997      1998      1999
Net asset value, beginning of period      $ 10.00  $ 11.09  $  13.57  $  14.02
Income from investment operations:
 Net investment income (loss)                0.16     0.29      0.28      0.27
 Net realized and unrealized gain (loss)
  on investments*                            1.22     2.84      0.96      0.18
 Total from investment operations            1.38     3.13      1.24      0.45
Less distributions:
 Distributions from net investment
  income and capital paid in                (0.16)   (0.29)    (0.28)    (0.27)
 Distributions from net realized gain on
  investments sold                          (0.13)   (0.36)    (0.51)    (0.71)
 Distributions in excess of income,
  capital paid in & gains                     --       --        --        --
 Total distributions                       ($0.29)  ($0.65)   ($0.79)    (0.98)
Net asset value, end of period            $ 11.09  $ 13.57  $  14.02  $  13.49
Total investment return                     13.90%   28.56%     9.26%     3.28%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $19,781  $73,269  $123,365  $155,849
Ratio of expenses to average net assets
 (%)***                                      1.00%    1.00%     0.92%     0.85%
Ratio of net investment income (loss) to
 average net assets (%)                      2.74%    2.42%     2.08%     1.88%
Turnover rate (%)                           19.95%   19.21%    18.46%    32.62%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.89% and 1.06% for the years ended December 31, 1996 and 1997, respectively.

Large Cap Value CORE Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager selects stocks using a combination of quantitative techniques and fundamental equity research. The manager employs an investment process known as CORE, "Computer Optimized, Research-Enhanced," that employs a proprietary quan-titative model. The manager identifies stocks that have strong expected earn-ings growth and momentum and better valuation and risk characteristics than the Russell 1000 Value Index.

Stocks are purchased that have:

 . Low to modest valuation characteristics relative to general market measures, such as price/earnings ratio, book value and other fundamental accounting measures, and

 . favorable prospects for capital appreciation and/or dividend paying ability.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and industry characteristics similar to the Russell 1000(R) Value Index. The Fund is broadly diversified by industry.

The Fund normally invests in 100 to 250 stocks, with at least 65% (usually higher) of the Fund's assets in large cap companies. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), and cer-tain derivatives (investments whose value is based on indices or other securi-ties).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management
Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion
in assets at the end of 1999

FUND MANAGERS

Kent A. Clark
-----------------
Managing Director of subadviser
Joined subadviser in 1992

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1990

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains certain performance information that is relevant to this Fund. The Appendix starts on page 71.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach car-ries the risk that in certain markets large cap stocks will underperform small and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                      0.04
 Net realized and unrealized gain (loss) on investments*           0.31
 Total from investment operations                                  0.35
Less distributions:
 Distributions from net investment income and capital paid in     (0.04)
 Distributions from net realized gain on investments sold         (0.14)
 Distributions in excess of income, capital paid in & gains       (0.01)
 Total distributions                                              (0.19)
Net asset value, end of period                                   $10.16
Total investment return                                            3.58%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $6,371
Ratio of expenses to average net assets (%)***                     0.85%
Ratio of net investment income (loss) to average net assets (%)    1.13%
Turnover rate (%)                                                 30.90%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.17% for the years ended December 31.

Large Cap Growth Fund

GOAL AND STRATEGY

This is a large cap stock fund with a growth emphasis that seeks growth in capital.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The Fund is managed using risk control techniques that maintain risk and industry charac-teristics similar to the Russell 1000(R) Growth Index.

The Fund normally invests in 80 to 150 stocks, with at least 65% (usually high-er) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Mark C. Lapman
-----------------
Executive Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982
Began career in 1979

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 6.60%  25.50%   9.90%  13.80%  -0.98%  31.64%  18.27%  30.89%  39.51%  24.07%

Best quarter: up 27.79%, fourth quarter 1998 Worst quarter: down 11.16%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        24.07% 33.16%
5 years       28.67% 32.18%
10 years      19.34% 19.86%
Life of fund  17.72% 18.46%

Index:S&P 500 Index (for periods through April 30, 1996)
Russell 1000(R) Growth Index (for periods after April 30, 1996)

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December
 31:                         1995      1996      1997        1998        1999
Net asset value,
 beginning of period     $  14.41  $  17.37  $  17.49  $    20.82  $    26.19
Income from investment
 operations:
 Net investment income
  (loss)                     0.44      0.25      0.17        0.14        0.09
 Net realized and
  unrealized gain (loss)
  on investments*            4.06      2.89      5.21        8.05        6.03
 Total from investment
  operations                 4.50      3.14      5.38        8.19        6.12
Less distributions:
 Distributions from net
  investment income and
  capital paid in           (0.70)    (0.25)    (0.17)      (0.14)      (0.09)
 Distributions from net
  realized gain on
  investments sold          (0.84)    (2.77)    (1.88)      (2.68)      (4.89)
 Distributions in excess
  of income, capital
  paid in & gains             --        --        --          --          --
 Total distributions       ($1.54)   ($3.02)   ($2.05)     ($2.82)      (4.98)
Net asset value, end of
 period                  $  17.37  $  17.49  $  20.82  $    26.19  $    27.33
Total investment return     31.64%    18.27%    30.89%      39.51%      24.07%
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $380,276  $524,145  $754,398  $1,126,764  $1,382,473
Ratio of expenses to
 average net assets (%)      0.47%     0.44%     0.44%       0.41%       0.39%
Ratio of net investment
 income (loss) to
 average net assets (%)      2.70%     1.35%     0.86%       0.59%       0.33%
Turnover rate (%)           90.18%   135.98%    83.82%      56.41%      37.42%

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Large Cap Aggressive Growth Fund

GOAL AND STRATEGY

This is a non-diversified large cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of large established U.S. com-panies that are believed to offer above-average potential for long-term growth in revenues and earnings.

The manager selects stocks using proprietary company-specific research that focuses on firms:

 . offering superior earnings growth that is not fully reflected in current mar-ket valuations,

 . having prospective earnings growth rates substantially above that of the S&P
  500, and

 . exhibiting strong management, superior industry positions and excellent bal-ance sheets.

The Fund employs aggressive investment strategies and invests most of its asset in a relatively small number of companies, with the 25 most highly regarded stocks representing at least 65% of the Fund's assets. The manager selects stocks without regard to any predefined industry or sector selection criteria.

The manager actively trades and adjusts the Fund's holdings to capitalize on market fluctuations. The manager typically:

 . increases investment in favored securities and reduces the number of holdings in declining markets, and

 . decreases investment in favored securities and increases the number of hold-ings in rising markets.

The Fund is a non-diversified fund, which means it can take larger positions in a smaller number of issuers. The Fund normally invests in 35 to 55 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, NY 10105

Managing, with predecessors, since 1971
Managed approximately $358 billion
in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

John H. Fogarty
-----------------
Vice president of subadviser
Joined subadviser in 1988
Began career in 1988

Alfred Harrison
-----------------
Vice chairman and Director of subadviser
Joined subadviser in 1978
Began career in 1962

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains certain performance information that is relevant to this Fund. The Appendix starts on page 71.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers and in a smaller number of issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that large cap stocks will underperform small cap and mid cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                     (0.01)
 Net realized and unrealized gain (loss) on investments*           2.03
 Total from investment operations                                  2.02
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.08)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.08)
Net asset value, end of period                                   $11.94
Total investment return                                           20.18%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $1,263
Ratio of expenses to average net assets (%)***                     1.08%
Ratio of net investment income (loss) to average net assets (%)   (0.39)%
Turnover rate (%)                                                 18.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.17% for the years ended December 31.

Large/Mid Cap Value Fund
GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry- specific valuation criteria.

The manager screens the investable universe for stocks with:

 . dividend yields greater than the Russell 1000(R) Value Index, and

 . price/book ratios lower than the Russell 1000(R) Value Index.

The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and industry weights similar to the Russell 1000(R) Value Index.

The Fund normally invests in 100 to 130 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion
in assets at the end of 1999

FUND MANAGERS
Management by Global Research Team overseen by:

Doris Dwyer Chu
-----------------
Vice President of subadviser
Joined subadviser in 1998
Partner and portfolio manager at Grantham, Mayo, Van Otterloo & Co. (1985-1998)

Laurie A. Gabriel
-----------------
Managing Partner of subadviser
Joined subadviser in 1976

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains certain performance information that is relevant to this Fund. The Appendix starts on page 71.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large /mid cap" approach carries the risk that large /mid cap stocks will underperform small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                      0.03
 Net realized and unrealized gain (loss) on investments*           0.45
 Total from investment operations                                  0.48
Less distributions:
 Distributions from net investment income and capital paid in     (0.03)
 Distributions from net realized gain on investments sold         (0.02)
 Distributions in excess of income, capital paid in & gains       (0.01)
 Total distributions                                              (0.06)
Net asset value, end of period                                   $10.42
Total investment return                                            4.72%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $6,101
Ratio of expenses to average net assets (%)***                     1.05%
Ratio of net investment income (loss) to average net assets (%)    0.94%
Turnover rate (%)                                                 23.03%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.42% for the year ended Decem-ber 31.

Mid Cap Blend Fund


GOAL AND STRATEGY

This is a mid cap stock fund that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation
  (i.e., "value" companies), and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The Fund is managed using risk control techniques that maintain risk and industry charac-teristics similar to the Russell Mid Cap(TM) Index.

The Fund normally invests in 100 to 150 stocks, with at least 65% (usually higher) of its assets in mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion
in assets at the end of 1999

FUND MANAGERS
Management by investment team
overseen by:

Coreen S. Kraysler, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1986

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains certain performance information that is relevant to this Fund. The Appendix starts on page 71.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "mid cap" approach carries the risk that in certain markets "mid cap" stocks will underperform "large cap" and "small cap" stocks. Also, the Fund's "blend" style carries the risk that in certain markets, "blend" styles will underperform "growth" and "value" styles.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                          1999
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                      0.03
 Net realized and unrealized gain (loss) on investments*           1.10
 Total from investment operations                                  1.13
Less distributions:
 Distributions from net investment income and capital paid in     (0.03)
 Distributions from net realized gain on investments sold         (0.40)
 Distributions in excess of income, capital paid in & gains          --
 Total distributions                                              (0.43)
Net asset value, end of period                                   $10.70
Total investment return                                           11.53%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $5,810
Ratio of expenses to average net assets (%)***                     0.85%
Ratio of net investment income (loss) to average net assets (%)    0.82%
Turnover rate (%)                                                 55.68%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.20% for the years ended December 31.

Mid Cap Value Fund

GOAL AND STRATEGY

This is a mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to sell at a discount to their intrinsic value.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are undervalued by various measures such as the stock's current price relative to its earnings potential.

The manager looks for undervalued companies with:

 . sound balance sheet and other financial characteristics;

 . consistent cash flow;

 . strong position relative to the competition; and

 . high level of stock ownership among management.

The Fund normally invests in 50 to 75 stocks, with at least 65% (usually high-er) of its assets in mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------
SUBADVISER

Neuberger Berman, LLC
605 Third Avenue
New York, New York 10158

Managing since 1939
Managed approximately $54 billion
in assets at the end of 1999

FUND MANAGERS

Robert I. Gendelman
-----------------
Managing Director of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1993
Began career in 1984

S. Basu Mullick
-----------------
Managing Director of subadvisor
Joined subadvisor in 1998
Began career in 1982
Portfolio Manager, Ark Asset
Management (1993-1998)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                               1997       32.17%
                               1998      -11.33%
                               1999        5.52%

Best quarter: up 17.06%, third quarter 1997 Worst quarter: down 21.29%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         5.52% -0.11%
Life of fund  10.38% 13.54%

Index:Russell Mid Cap(TM) Value Index

(1)Began operations on May 1, 1996.
26

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small cap and large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period       $10.00   $11.35   $13.87    $12.19
Income from investment operations:
 Net investment income (loss)                0.04     0.05     0.11      0.08
 Net realized and unrealized gain (loss)
  on investments*                            1.57     3.59    (1.68)     0.59
 Total from investment operations            1.61     3.64    (1.57)     0.67
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.04)   (0.05)   (0.11)    (0.08)
 Distributions from net realized gain on
  investments sold                          (0.22)   (1.07)     --        --
 Distributions in excess of income,
  capital paid in & gains                     --       --       --        --
 Total distributions                       $(0.26)  $(1.12)  $(0.11)    (0.08)
Net asset value, end of period             $11.35   $13.87   $12.19    $12.78
Total investment return                     16.18%   32.17%  (11.33)%    5.52%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $10,926  $64,973  $94,820   $92,150
Ratio of expenses to average net assets
 (%)***                                      1.05%    1.05%    0.96%     0.92%
Ratio of net investment income (loss) to
 average net assets (%)                      0.69%    0.53%    0.93%     0.64%
Turnover rate (%)                           62.99%   93.78%  173.33%   137.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.15% and 1.14% for the years ended December 31, 1996, and 1997, respectively.

Mid Cap Growth Fund

GOAL AND STRATEGY

This is a non-diversified mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have earnings growth potential that may not be rec-ognized by the investment community. The manager selects stocks without regard to any pre- defined industry or sector selection criteria.

The manager looks for companies experiencing:

 . above-average growth relative to their peers or the general economy; and

 . positive change due to new product developments, improved regulatory environ-ment or a new management team.

The Fund is non-diversified, which means it can take larger positions in a smaller number of issuers. Based upon its current size and strategy, the Fund invests in 35 to 75 stocks, with at least 65% of its assets in mid cap compa-nies. The Fund normally has 15% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), foreign equity securities of developed countries, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Janus Capital Corporation
100 Fillmore Street
Denver, Colorado 80206

Managing since 1970
Managed approximately $248 billionin assets at the end of 1999

FUND MANAGER

James P. Goff
-----------------
Executive Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1988
Began career in 1985


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                               1997      16.66%
                               1998      39.07%
                               1999     118.31%

Best quarter: up 59.33%, fourth quarter 1999 Worst quarter: down 12.96%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund   Index
1 year        118.31% 51.29%
Life of fund   42.19% 25.51%

Index:Russell Mid Cap(TM) Growth Index

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers and in a smaller number of issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "mid cap" approach carries the risk that in certain markets mid cap stocks will underperform small cap and large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could be- come harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share Interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:               1996**     1997      1998       1999
Net asset value, beginning of period   $ 10.00  $ 10.22   $ 11.93   $  15.12
Income from investment operations:
 Net investment income (loss)             0.05    (0.02)    (0.09)     (0.19)
 Net realized and unrealized gain
  (loss) on investments*                  0.22     1.73      4.75      17.70
 Total from investment operations         0.27     1.71      4.66      17.51
Less distributions:
 Distributions from net investment
  income and capital paid in             (0.05)     --      (0.15)       --
 Distributions from net realized gain
  on investments sold                      --       --      (1.32)     (3.41)
 Distributions in excess of income,
  capital paid in & gains                  --       --        --         --
 Total distributions                     (0.05)     --      (1.47)     (3.41)
Net asset value, end of period         $ 10.22  $ 11.93   $ 15.12   $  29.22
Total investment return                   2.69%   16.66%    39.07%    118.31%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                           $16,492  $40,235   $94,085   $452,937
Ratio of expenses to average net
 assets (%)***                            1.10%    1.10%     1.10%      0.93%
Ratio of net investment income (loss)
 to average net assets (%)                0.92%   (0.26)%   (0.64)%    (0.68)%
Turnover rate (%)                        71.25%  124.04%   137.01%    106.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.34%, 1.42% and 1.13% for the years ended December 31, 1996, 1997, and 1998, respectively.

Fundamental Mid Cap Growth Fund


GOAL AND STRATEGY

This is a mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using both proprietary equity research and external consensus earnings forecasts. Stocks are purchased that are believed to offer:

 . High rate of sustainable earnings growth of 15% plus,

 . revenue growth generated by operating results (unit volume); and

 .sustainable revenue growth of 10% plus.

The manager looks for companies with:

 . innovative management and strong leadership positions in unique market niches;

 . undiscovered and undervalued emerging growth opportunities; and,

 . new products and services.

The Fund's industry exposures are a result of stock selection as opposed to predetermined allocations.

The Fund normally invests in 60 to 80 stocks, with at least 65% (usually high-er) of its assets in mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

OppenheimerFunds, Inc.
Two World Trade Center
New York, New York, 10048

Managing since 1959
Managed approximately $120 billion
in assets at the end of 1999

FUND MANAGERS

Bruce Bartlett
-----------------
Senior Vice President of subadviser
Joined subadviser in 1995
Vice President of First of America
Investment Corp. (1986-1995)

James Fullerton Turner II
-----------------
Assistant Vice President of subadviser
Joined subadviser in 1996
Equity Analyst at First of America
Investment Corp. (1994-1996)

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "mid cap" approach carries the risk that mid cap stocks will underperform large cap and small cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                     (0.02)
 Net realized and unrealized gain (loss) on investments*           5.34
 Total from investment operations                                  5.32
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.90)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.90)
Net asset value, end of period                                   $14.42
Total investment return                                           54.57%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $9,175
Ratio of expenses to average net assets (%)***                     0.95%
Ratio of net investment income (loss) to average net assets (%)   (0.55)%
Turnover rate (%)                                                 61.66%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09% for the year ended Decem-ber 31.

Real Estate Equity Fund

GOAL AND STRATEGY

This is a real estate stock fund that seeks above-average income and long-term growth in capital.

The Fund invests primarily in:

 . equity securities of real estate investment trusts (REITs) that own commer-cial and multi-family residential real estate; and

 . equity securities of real estate operating companies (i.e., companies with at least 75% of revenue, income or fair asset value derived from real estate).

The manager selects real estate stocks using a combination of proprietary, equity research and quantitative tools. Real estate stocks are purchased that are undervalued relative to the stock's history and the market and have improv-ing earnings growth prospects.

The manager looks for real estate stocks with:

 . proven track records,

 . strong management whose interests are aligned with shareholders,

 . attractive real estate holdings, and

 . a flexible financial structure.

The manager employs risk control techniques to maintain risk, style and indus-try characteristics similar to the public equity real estate market. The Fund normally invests in 30 to 60 securities. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund also may purchase other types of securities, for example: American Depository Receipts (ADRs), convertible securities, and equity securities of non-real estate businesses whose real estate holdings are significant in rela-tion to their market capitalization.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

Fund Managers

John F. DeSantis
-----------------
Executive Vice President of subadviser
Managed fund since 1999
Joined subadviser in 1982

Thomas D. Spicer
-----------------
Vice President of subadviser
Managed fund since 1999
Joined team in 1996
Joined subadviser in 1991


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                                1990       -21%
                                1991     33.50%
                                1992     16.00%
                                1993     17.29%
                                1994      2.86%
                                1995     12.31%
                                1996     33.07%
                                1997     17.22%
                                1998    -16.71%
                                1999     -1.69%

Best quarter: up 25.82%, first quarter 1991 Worst quarter: down 17.37%, third quarter 1990

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        -1.69% -3.19%
5 years        7.48%  8.30%
10 years       7.73%  4.11%
Life of fund   7.71%  4.52%

Index: Wilshire Real Estate Securities Index

MAIN RISKS

Primary

Real Estate Securities Risk: Real estate investment trusts (REITs) or other real estate-related equity securities may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs may be affected by the quality of any credit extended. Other potential risks include the possi-bility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code or failing to maintain exemption under the Investment Company Act of 1940.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated):
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:           1995     1996     1997     1998      1999
Net asset value, beginning of
 period                           $11.16  $ 11.70  $ 14.64  $ 15.91   $ 12.46
Income from investment
 operations:
 Net investment income (loss)       0.77     0.76     0.77     0.77      0.78
 Net realized and unrealized
  gain (loss) on investments*       0.54     2.97     1.68    (3.38)    (0.99)
 Total from investment
  operations                        1.31     3.73     2.45    (2.61)    (0.21)
Less distributions:
 Distributions from net
  investment income and capital
  paid in                          (0.77)   (0.76)   (0.77)   (0.70)    (0.78)
 Distributions from net realized
  gain on investments sold         (0.00)   (0.03)   (0.41)   (0.14)      --
 Distributions in excess of
  income, capital paid in &
  gains                              --       --       --       --        --
 Total distributions              $(0.77) $ (0.79) $ (1.18) $ (0.84)    (0.78)
Net asset value, end of period    $11.70   $14.64  $ 15.91  $ 12.46   $ 11.47
Total investment return            12.31%   33.07%   17.22%  (16.71)%   (1.69)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                      $9,301  $10,325  $12,830  $12,263   $11,000
Ratio of expenses to average net
 assets (%)                         0.73%    0.69%    0.69%    0.69 %    0.70%
Ratio of net investment income
 (loss) to average net assets
 (%)                                6.85%    6.14%    5.12%    5.48 %    6.38%
Turnover rate (%)                  19.81%   18.37%   20.04%   22.69 %   12.95%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chase and withdrawals of shares in relation to the fluctuation in market val-ues of the fund.

Small/Mid Cap CORE Fund
GOAL AND STRATEGY

This is a small/mid cap stock fund that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small and mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation (i.e., "value" companies); and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of quantitative techniques and equity research. The manager employs an investment process known as CORE, "Com-puter Optimized, Research-Enhanced," that employs a proprietary quantitative model. Stocks are purchased that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 2500(TM) Index. The Fund is managed using risk control techniques to maintain risk, style, capitalization and industry characteristics similar to the Russell 2500(TM) Index.

The Fund normally invests in 200 to 600 stocks, with at least 65% (usually higher) of the Fund's assets in small cap and mid cap companies. The Fund nor-mally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), and cer-tain derivatives (investments whose value is based on indices or other securi-ties).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management Division of Goldman Sachs and Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion in assets at the end of 1999

FUND MANAGERS

Kent A. Clark
-----------------
Managing Director of subadviser
Joined subadviser in 1992

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1990


PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                               1999       20.54%

Best quarter: up 17.85%, second quarter 1999 Worst quarter: down 20.01%, fourth quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        20.54% 24.15%
Life of fund   5.13%  7.38%

Index: Russell 2500(TM) Index

(1) Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.
34

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had unusually high turnover in 1999 and is expected to experience similar turnover in 2000. This higher than expected turnover is due to (i) the rela-tively small size of the Fund, which magnifies the effect of contributions and redemptions, and (ii) the high volatility of the market, which in 1999 resulted in the subadviser implementing procedures to reduce the Fund's tracking risk. Normally, the Fund's turnover rate will be less than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1998**     1999
Net asset value, beginning of period                         $10.00   $ 9.02
Income from investment operations:
 Net investment income (loss)                                   --      0.02
 Net realized and unrealized gain (loss) on investments*      (0.98)    1.77
 Total from investment operations                             (0.98)    1.79
Less distributions:
 Distributions from net investment income and capital paid
  in                                                            --     (0.03)
 Distributions from net realized gain on investments sold       --     (0.96)
 Distributions in excess of income, capital paid in & gains     --       --
 Total distributions                                            --     (0.99)
Net asset value, end of period                               $ 9.02   $ 9.82
Total investment return                                       (9.81)%  20.54%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $  556   $  840
Ratio of expenses to average net assets (%)***                 1.05 %   0.94 %
Ratio of net investment income (loss) to average net assets
 (%)                                                          (0.01)%   0.30 %
Turnover rate (%)                                             60.51 % 109.12 %

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 4.55% and 2.24% for the years ended December 31, 1998, and 1999, respectively.

Small/Mid Cap Value Fund
GOAL AND STRATEGY

This is a small/mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small and mid-sized U.S. companies that are believed to offer favorable prospects for capital appreciation.

The manager selects stocks using a combination of proprietary quantitative screening tools and fundamental equity research. The manager selects stocks that have:

 .  attractive valuation characteristics, using measures such as low price-
   /earnings and price/book ratios;

 .  strong business health, as measured by overall efficiency and profitability
   (return on assets and/or equity); and

 . business momentum, defined as a catalyst that the manager believes will trigger a near-term price increase.

The Fund is broadly diversified by sector. The Fund normally invests in 70 to 150 stocks, with at least 65% (usually higher) of its assets in small and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

The Boston Company Asset
Management, LLC
One Boston Place
Boston, Massachusetts 02108

Managing since 1970
Managed approximately $24 billion
in assets at the end of 1999

FUND MANAGERS
Management by investment team
overseen by:

Peter I. Higgins, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1988

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund. However, the Appendix to this prospectus contains perfor-mance information that is relevant to this Fund. The Appendix starts on page 71.

MAIN RISKS
Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                        1999**
Net asset value, beginning of period                             $10.00
Income from investment operations:
 Net investment income (loss)                                       --
 Net realized and unrealized gain (loss) on investments*           0.49
 Total from investment operations                                  0.49
Less distributions:
 Distributions from net investment income and capital paid in       --
 Distributions from net realized gain on investments sold         (0.36)
 Distributions in excess of income, capital paid in & gains         --
 Total distributions                                              (0.36)
Net asset value, end of period                                   $10.13
Total investment return                                            5.08%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $  550
Ratio of expenses to average net assets (%)***                     1.05%
Ratio of net investment income (loss) to average net assets (%)   (0.12)%
Turnover rate (%)                                                 51.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61% for the year ended Decem-ber 31.

Small/Mid Cap Growth Fund

GOAL AND STRATEGY

This is a small/mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of small and mid-sized U.S. companies that are believed to offer above-average potential for growth in rev-enues and earnings.

The manager selects stocks using a combination of proprietary quantitative and qualitative equity research. Quantitative screening seeks to identify a group of high-quality companies with above-average growth characteristics relative to industry peers. Equity research seeks to identify individual companies from that group with a higher potential for long term earnings growth and capital appreciation.

The manager buys companies that seem attractive based on a combination of cri-teria, among others:

 . Superior historical earnings growth,

 . Prospects for above-average growth,

 . Attractive valuations,

 . Strong market positions,

 . Favorable new products, and

 . Superior management.

The Fund is broadly diversified by industry sector. The Fund normally invests in 60 to 100 stocks, with at least 65% (usually higher) of its assets in small and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion in assets at the end of 1999
Managing Fund since May 1, 1999

FUND MANAGER

Frank V. Wisneski
-----------------
Senior Vice President of subadviser
Joined subadviser in 1968

ASSOCIATE FUND MANAGER

John J. Harrington, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1995
Portfolio Manager at Munder Capital Management (1991-1994)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

               1995       1996       1997       1998       1999
              35.96%     30.33%      3.44%      5.61%      5.15%

Best quarter: up 21.59%, fourth quarter 1998 Worst quarter: down 21.48%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year         5.15% 57.36%
5 Years       15.27% 29.03%
Life of fund  13.50% 25.49%

Index:Russell Mid Cap(TM) Growth Index (for periods through April 30, 1999)

Russell 2500(TM) Growth Index (for periods after April 30, 1999)

(1)Began operations on May 1, 1994.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its 39 peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had a high turnover rate in 1999 because of a change in management and a change in the Fund's investment strategy. These changes required a restructur-ing of the Fund's investments. In future years, the Fund's turnover rate will normally be less than 100%.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Small/Mid Cap Growth Fund
 Period ended December 31:          1995      1996     1997     1998      1999
Net asset value, beginning of
 period                           $ 9.94   $ 13.18  $ 16.52  $ 15.39    $15.94
Income from investment
 operations:
 Net investment income (loss)      (0.01)     0.02     0.01    (0.02)    (0.07)
 Net realized and unrealized
  gain (loss) on investments*       3.58      3.99     0.56     0.88      0.74
 Total from investment
  operations                        3.57      4.01     0.57     0.86      0.67
Less distributions:
 Distributions from net
  investment income and capital
  paid in                          (0.01)    (0.02)   (0.01)     --      (0.17)
 Distributions from net realized
  gain on investments sold         (0.32)    (0.65)   (1.69)   (0.31)    (2.41)
 Distributions in excess of
 income, capital paid in & gains     --        --       --       --        --
 Total distributions              $(0.33)  $ (0.67) $ (1.70) $ (0.31)    (2.58)
Net asset value, end of period    $13.18   $ 16.52  $ 15.39  $ 15.94   $ 14.03
Total investment return            35.96%    30.33%    3.44%    5.61%     5.15%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                      $4,133   $11,749  $13,884  $12,129   $12,963
Ratio of expenses to average net
 assets (%)**                       1.00%     0.84%    0.85%    0.89%     0.85%
Ratio of net investment income
 (loss) to average net assets
 (%)                               (0.11)%    0.18%    0.09%   (0.11)%   (0.27)%
Turnover rate (%)                 139.31%   217.84%  331.19%  162.21%   172.58%

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.91% for the year ended Decem-ber 31, 1995.

Small Cap Value Fund

GOAL AND STRATEGY

This is a small cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offer favorable prospects for increasing dividends and capital appreciation.

The manager applies a combination of quantitative techniques and equity research to identify the best values among small company stocks.

Stocks are evaluated based on multiple factors, including:

 . earnings-to-price ratios;

 . earnings estimate revisions;

 . relative price strength; and

 . share issuance/buyback.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and industry characteristics similar to the Russell 2000(R) Value Index. The Fund normally invests in 150 to 250 stocks, with at least 65% (usu-ally higher) of its assets in small cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

INVESCO, Inc.
101 Federal Street
Boston, Massachusetts 02110

Managing since 1957
Managed approximately $92 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Jeremy S. Lefkowitz
-----------------
Managing Director of subadviser
Joined subadviser in 1998
Portfolio Manager, Chancellor
Capital Management and its predecessor (1982-1998)
Began career in 1974

Daniel A. Kostyk, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1995
Began career in 1991


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                               1997        25.57%
                               1998        -5.96%
                               1999        -3.43%

Best quarter: up 18.11%, second quarter 1997 Worst quarter: down 21.06%, third quarter 1998

Average annual total returns -- for periods ending 12/31/98(/1/)

               Fund  Index
1 year        -3.43% 1.23%
Life of fund   6.46% 8.34%

Index:50% Russell 2000(R) Index/50% Russell 2000(R) Value Index (for periods through
   September 30, 1999)
   Russell 2000(R) Value Index (for periods after September 30, 1999)

(1)Began operations on May 1, 1996.
40

MAIN RISKS

Primary

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small cap" approach car-ries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period      $ 10.00  $ 10.73  $ 12.40   $ 11.59
Income from investment operations:
 Net investment income (loss)                0.07     0.08     0.07      0.09
 Net realized and unrealized gain (loss)
  on investments*                            0.96     2.66    (0.81)    (0.50)
 Total from investment operations            1.03     2.74    (0.74)    (0.41)
Less distributions:
 Distributions from net investment
  income and capital paid in                (0.07)   (0.08)   (0.07)    (0.07)
 Distributions from net realized gain on
  investments sold                          (0.23)   (0.99)     --      (0.01)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --      (0.18)
 Total distributions                        (0.30)   (1.07)   (0.07)    (0.26)
Net asset value, end of period            $ 10.73  $ 12.40  $ 11.59   $ 10.92
Total investment return                     10.33%   25.57%   (5.96)%   (3.43)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $10,541  $43,261  $64,095   $68,900
Ratio of expenses to average net assets
 (%)***                                      1.05%    1.05%    1.05%     0.95%
Ratio of net investment income (loss) to
 average net assets (%)                      1.15%    0.68%    0.63%     0.78%
Turnover rate (%)                           66.31%  126.10%  100.83%   117.33%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.06%, 1.30%, 1.08% and 0.96% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

Small Cap Growth Fund

GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offerabove-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have rapid earnings growth that is not yet widely recognized by the investment community.

The manager looks for companies with:

 . demonstrated annual 20% earnings growth over 3 years and/or similar future growth expectations;

 . dominant market niche or poised to become market leaders; and

 . high quality senior management with coherent business strategies.

The Fund is highly diversified by sector and number of individual stocks. The Fund's sector weightings are broadly diversified and managed relative to those of the Russell 2000(R) Growth Index. The Fund normally invests in 150 to 220 stocks, with at least 65% (usually higher) of its assets in small cap compa-nies. The Fund normally has 5% or less of its assets in cash and cash equiva-lents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Bernice S. Behar, CFA
-----------------
Senior Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1991
Began career in 1986


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

                          1997       1998       1999
                         14.26%     14.49%     70.38%


Best quarter: up 45.57%, fourth quarter 1999 Worst quarter: down 21.55%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        70.38% 43.09%
Life of fund  24.25% 13.65%

Index: Russell 2000(R) Growth Index

(1)Began operations on May 1, 1996.
42

MAIN RISKS

Primary

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results.
The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998      1999
Net asset value, beginning of period      $ 10.00  $  9.93   $11.34  $  12.99
Income from investment operations:
 Net investment income (loss)                0.01    (0.02)   (0.05)   (0.21)
 Net realized and unrealized gain (loss)
  on investments*                           (0.06)    1.44     1.70      9.06
 Total from investment operations           (0.05)    1.42     1.65      8.85
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.02)   (0.01)     --        --
 Distributions from net realized gain on
  investments sold                            --       --       --     (2.72)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --        --
 Total distributions                      $ (0.02) $ (0.01)     --     (2.72)
Net asset value, end of period            $  9.93  $ 11.34  $ 12.99    $19.12
Total investment return                    (0.50)%   14.26%   14.49%    70.38%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $20,633  $48,761  $74,849  $179,570
Ratio of expenses to average net assets
 (%)***                                      1.00%    1.00%    1.00%     0.89%
Ratio of net investment income (loss) to
 average net assets (%)                      0.12%  (0.28)%  (0.65)%   (0.70)
Turnover rate (%)                           50.93%   86.23%  101.16%   113.11%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuations in market values of the fund.
**  Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.55%, 1.12% and 1.05% for the years ended December 31, 1996, 1997, and 1998, respectively.

Global Equity Fund
GOAL AND STRATEGY

This is a global stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of:

 . large established U.S. companies; and

 . large established foreign companies located in countries throughout the world, including developed, newly industrialized, and emerging countries.

The manager makes ongoing decisions about the mix between U.S. and foreign stocks. The manager has a target mix of 40% in U.S. stocks and 60% in foreign stocks, but actively manages the mix within (+/-) 20 percentage points of the target mix.

The manager uses global economic and industry analysis to identify global eco-nomic and industry themes. The manager looks for companies that will benefit from:

 . global economic trends;

 . promising technologies or products; and

 . specific country opportunities resulting from changing geopolitical, currency or economic relationships.

The manager purchases stocks of companies that are:

 . in growth industries;

 . efficient producers; and

 . undervalued relative to long-term growth potential.

The Fund invests:

 . in at least 3 different countries (including the U.S.), but normally in more than 15 countries; and

 . no more than 10% of its assets in emerging markets stocks.

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.

The Fund normally invests in 90 to 120 stocks, with at least 65% (usually high-er) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents or invest-ing 100% of its assets in U.S. companies--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Scudder Kemper Investments, Inc.
345 Park Avenue
New York, New York 10154

Managing since 1919
Managed approximately $290 billion in assets at the end of 1999

FUND MANAGERS

William E. Holzer
-----------------
Lead Portfolio Manager of subadviser
Joined subadviser in 1980

Diego Espinosa
-----------------
Vice President of subadvisor
Joined team in 1997
Joined subadviser in 1996
Research Analyst at Morgan
Stanley & Company (1994-1996)

Nicholas Bratt
-----------------
Portfolio Manager of subadviser
Joined team in 1993
Joined subadviser in 1976


PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                                1999       24.19%

Best quarter: up 15.94%, fourth quarter 1999 Worst quarter: down 12.39%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        24.19% 25.34%
Life of fund  13.48% 19.92%

Index:MSCI World Index

(1)Began operations on May 1, 1998.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Market Allocation Risk: The allocation of the Fund's assets among domestic and international equity regions may (1) reduce the Fund's holdings in a region whose value then increases unexpectedly, or (2) increase the Fund's holdings in a region just prior to its experiencing a loss of value.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31;                                     1998**      1999
Net asset value, beginning of period                         $ 10.00   $  9.87
Income from investment operations:
 Net investment income (loss)                                   0.07      0.10
 Net realized and unrealized gain (loss) on investments*       (0.13)     2.27
 Total from investment operations                              (0.06)     2.37
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.07)    (0.07)
 Distributions from net realized gain on investments sold        --        --
 Distributions in excess of income, capital paid in & gains      --      (0.04)
 Total distributions                                           (0.07)    (0.11)
Net asset value, end of period                               $  9.87   $ 12.13
Total investment return                                        (0.55)%   24.19%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $15,281   $22,311
Ratio of expenses to average net assets (%)***                  1.15%     1.04%
Ratio of net investment income (loss) to average net assets
 (%)                                                            1.11%     0.96%
Turnover rate (%)                                              33.17%    49.51%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.47% and 1.26% for the years ended December 31, 1998, and 1999, respectively.

Global Balanced Fund
(Formerly International Balanced Fund)

GOAL AND STRATEGY

This is a non-diversified global balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a mix of:

 . U.S. and foreign common stocks of large companies within developed markets;
  and

 . U.S. and foreign investment grade bonds of issuers within developed markets with maturities generally greater than 12 months.

The manager makes ongoing decisions about the mix between stocks and bonds. The manager has a target mix of 65% stocks and 35% bonds, but actively manages the mix within (+/-) 10 percentage points of the target mix.

The Fund invests:

 . in at least 3 different countries, but normally invests in 10 to 20 coun-tries; and

 . no more than 10% of its assets in emerging market stocks and bonds.

The manager selects stocks and bonds using fundamental value analysis to iden-tify fairly priced investments with long-term sustainable cash flows. The man-ager determines fundamental value by focusing on:

 . current market prices relative to fundamental values;

 . broad-based indices for stocks, bonds, and markets; and

 . economic variables such as productivity, inflation and global competitive-ness.

The Fund is non-diversified, which means that it can take larger positions in a smaller number of issuers. However, the Fund normally invests in 125 to 250 stocks within the stock portion. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), high yield bonds, and certain derivatives (investments whose value is based on indices or other securities).

The manager actively uses derivatives, such as futures and forwards, to manage the Fund's average maturity relative to the Salomon Brothers World Government Bond Index Unhedged and to implement foreign currency strategies. Currency man-agement strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Brinson Partners, Inc.
209 South LaSalle Street
Chicago, Illinois 60604

Managing since 1974
Managed approximately $161 billion in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Jeffrey Diermeier, CFA
-----------------
Managing Director, Global Equities, of subadviser
Joined subadviser in 1989
Began career in 1977

Denis S. Karnosky, Ph.D.
-----------------
Managing Director, Asset Allocation/Currency, of subadviser
Joined subadviser in 1989
Began career in 1967

Norman D. Cumming
-----------------
Managing Director, Global Fixed Income, of subadviser's affiliate UBS Brinson, Limited
Joined subadviser in 1989
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                               1997       2.65%
                               1998      17.99%
                               1999       5.11%

Best quarter: up 13.06%, fourth quarter 1998 Worst quarter: down 4.49%, fourth quarter 1997

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        5.11% 15.42%
Life of fund  8.71%  9.88%

Index: 65% MSCI World Index (Ex US) (Net of Withholding Taxes from a U.S. Tax
       Perspective)/35% Salomon Brothers Non-US Government Bond Index Unhedged (for periods through April 30, 2000)

   65% MSCI World Index (Net of Withholding Taxes From a U.S. Tax
   Perspective)/35% Salomon Brothers World Government Bond Index Unhedged (for periods after April 30, 2000)

(1)Began operations on May 1, 1996.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Non-Diversified Fund Risk: The Fund's larger position in foreign government securities could produce more volatile performance relative to funds with smaller positions. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund signifi-cantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Market Allocation Risk: The allocation of the Fund's assets between the major asset classes (i.e., stocks and bonds) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's hold-ings in a class just prior to its experiencing a loss of value.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Turnover Risk. In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

High Yield Bond Risk. Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Global Balanced Fund (formerly
 International Balanced Fund)--Period
 ended December 31:                        1996**     1997     1998     1999
Net asset value, beginning of period      $ 10.00  $ 10.39  $ 10.11  $ 11.12
Income from investment operations:
 Net investment income (loss)                0.24     0.33     0.34     0.29
 Net realized and unrealized gain (loss)
  on investments*                            0.41    (0.05)    1.44     0.25
 Total from investment operations            0.65     0.28     1.78     0.54
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.24)   (0.34)   (0.35)   (0.35)
 Distributions from net realized gain on
  investments sold                          (0.02)   (0.22)   (0.42)   (0.44)
 Distributions in excess of income,
  capital paid in & gain                      --       --       --     (0.16)
 Total distributions                      $ (0.26) $ (0.56) $ (0.77) $ (0.95)
Net asset value, end of period            $ 10.39  $ 10.11  $ 11.12  $ 10.71
Total investment return                      6.73%    2.65%   17.99%    5.11%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                              $24,098  $25,420  $30,416  $31,577
Ratio of expenses to average net assets
 (%)***                                      1.10%    1.10%    1.10%    1.00%
Ratio of net investment income (loss) to
 average net assets (%)                      3.59%    3.18%    3.20%    2.73%
Turnover rate (%)                           22.21%   81.04%  103.55%  131.21%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.44%, 1.56%, 1.82%, and 1.31% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

International Equity Index Fund

GOAL AND STRATEGY

This is an international stock fund that seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging mar-kets.

The Fund is managed relative to a target mix of 90% in the MSCI EAFE GDP Index and 10% in the MSCI EMF Index. The EAFE GDP Index, known as the Europe Austral-asia and Far East Index, includes foreign companies in developed markets, with country index weights based upon a country's Gross Domestic Product (GDP). The EMF Index, known as the Emerging Markets Free Index, includes foreign companies in emerging markets, with country index weights based upon a country's market capitalization.

The manager employs a passive management strategy using quantitative techniques to invest in a representative sample of stocks in the Index. The manager selects stocks in an attempt to track, as closely as possible, the characteris-tics of the Index, including country and sector weights. The Fund normally invests in 400 to 1,200 stocks.

The Index composition changes from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.


The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities).

Note: "MSCI EAFE GDP Index" and "MSCI EMF Index" are the exclusive property of Morgan Stanley & Co., Incorporated and are registered service marks of Morgan Stanley Capital International.
--------------------------------------------------------------------------------
SUBADVISER

Independence International Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1986
Managed approximately $2.2 billion in assets at the end of 1999

FUND MANAGERS

Bradford S. Greenleaf, CFA
-----------------
Senior Vice President, Managing Director, of subadviser
Joined team in 2000
Joined subadviser in 1994
Vice President, Franklin Portfolio Associates, Inc. (1986-1994)

David P. Nolan, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1996
Portfolio manager Boston
International Advisors, Inc. (1989-1996)

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                              1990        -7.80%
                              1991        23.40%
                              1992        -1.80%
                              1993        32.10%
                              1994        -6.25%
                              1995         8.01%
                              1996         9.19%
                              1997        -5.03%
                              1998        20.82%
                              1999        30.87%

Best quarter: up 20.91%, fourth quarter 1998 Worst quarter: down 14.75%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        30.87% 30.87%
5 years       12.11% 14.36%
10 years       9.39%  7.90%
Life of fund   9.72%  8.55%

Index: MSCI EAFE Index (for periods through April 30, 1998)
   MSCI EAFE GDP Index (for periods from May 1, 1998 through June 30, 1999) 90% MSCI EAFE GDP Index/10% MSCI EMF Index (for periods after June 30,
   1999)
48

MAIN RISKS
Primary
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.


Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:


 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.
 . The size and timing of the Fund's cash flows may result in the Fund's per-formance being different than that of the Index.


Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.


Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Stocks tend to go up and down in value more than bonds. If the Fund's invest-ments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.


Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.


Secondary
Derivatives Risk:  Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1995      1996      1997       1998      1999
Net asset value, beginning
 of period                  $  14.62  $  15.61  $  16.83   $  15.20  $  15.56
Income from investment
 operations:
 Net investment income
  (loss)                        0.17      0.21      0.13       0.23      0.21
 Net realized and
  unrealized gain (loss) on
  investments*                  0.99      1.22     (0.97)      2.91      4.51
 Total from investment
  operations                    1.16      1.43     (0.84)      3.14      4.72
Less distributions:
 Distributions from net
  investment income and
  capital paid-in              (0.17)    (0.21)    (0.13)     (0.23)    (0.21)
 Distributions from net
  realized gain on
  investments sold               --        --      (0.66)     (2.55)    (0.38)
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --         --      (0.05)
 Total distributions           (0.17)    (0.21)    (0.79)     (2.78)    (0.64)
Net asset value, end of
 period                     $  15.61  $  16.83  $  15.20   $  15.56    $19.64
Total investment return         8.01%     9.19%    (5.03)%    20.82%    30.87%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)             $126,803  $155,753  $152,359   $173,137  $244,017
Ratio of expenses to
 average net assets (%)**       0.84%     0.76%     0.79%      0.56%     0.31%
Ratio of net investment
 income (loss) to average
 net assets (%)                 1.34%     1.30%     0.78%      1.45%     1.26%
Turnover rate (%)              65.82%    92.03%    83.13%    158.63%    19.01%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.87%, 0.63% and, 0.38% for the years ended December 31, 1995, 1998, and 1999, respectively.

International Equity Fund
GOAL AND STRATEGY

This is an international stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located primarily in developed countries outside of the U.S.

The manager selects stocks using proprietary equity research that identifies companies having:

 . strong market positions within their industry,

 . management with a history of excellence focusing on core businesses,

 . above average return on capital within their industry, and

 . demonstrated ability to create long-term shareholder value.

The manager determines the allocation among regions and countries using a com-bination of qualitative and quantitative inputs, including:

 . quantitative models to rank the relative attractiveness of each country/region based on valuation, credit risk and momentum, and

 . qualitative assessment of regional portfolio managers to adjust model results.

The Fund's industry exposures are largely the result of stock selection, although the Fund maintains broad industry representation. The Fund is managed using risk control techniques that maintain overall regional diversification. The Fund may either (i) employ foreign currency hedging techniques in order to maintain a neutral currency position to the benchmark or (ii) maintain the cur-rency exposure of the underlying equity investments.

The Fund invests in at least 3 different countries, but normally invests in 10 to 20 countries.

The Fund will invest no more than 10% of its assets in emerging market stocks.

The Fund normally invests in 120 to 180 stocks and normally has 10% or less of its assets in cash and cash equivalents.

The Fund also may purchase other types of securities, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Deposi-tory Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managed approximately $259 billion
in assets at the end of 1999

FUND MANAGERS
Management by investment team overseen by:

Shogo Maeda
-----------------
Managing Director of subadviser
Joined subadviser in 1994
Senior Portfolio Manager at Nomura Investment Management, Inc. (1987-1994)

Susan Noble
-----------------
Managing Director of subadviser
Joined subadviser in 1997
Portfolio Management Director at Fleming Investment Management (1986-1997)

Andrew Orchard
-----------------
Executive Director of subadviser
Joined subadviser in 1999
Portfolio Manager at Morgan Grenfell
Asset Management (1994-1999)

PAST PERFORMANCE

Because this Fund did not have a full year of operations as of December 31, 1999, no year-by-year total returns or average annual total returns can be shown for this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                         1999**
Net asset value, beginning of period                             $ 10.00
Income from investment operations
 Net investment income (loss)                                       0.01
 Net realized and unrealized gain (loss) on investments*            2.12
 Total from investment operations                                   2.13
Less distributions:
 Distributions from net investment income and capital paid in      (0.01)
 Distributions from net realized gain on investment                (0.17)
 Distributions in excess of income, capital paid in & gains          --
 Total distributions                                               (0.18)
Net asset value, end of period                                   $ 11.95
Total investment return                                            21.49%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $12,430
Ratio of expenses to average net assets (%)***                      1.10%
Ratio of net investment income (loss) to average net assets (%)     0.21%
Turnover rate (%)                                                  26.76%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.71% for the year ended December 31.

International Opportunities Fund

GOAL AND STRATEGY

This is an international stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located throughout the world, including developed, newly industrialized, and emerging countries.

The manager determines the distribution among countries and regions by using a combination of fundamental research and economic analysis, emphasizing:

 . prospects for relative economic growth between foreign countries;

 . expected levels of inflation;

 . government policies influencing business conditions; and

 . outlook for currency relationships.
The manager selects stocks that have growth characteristics such as:

 . leading market position or technological leadership;

 . high return on invested capital;

 . healthy balance sheets with relatively low debt;

 . strong competitive advantage;

 . strength of management; and

 . earnings growth and cash flow sufficient to support growing dividends.

The Fund invests:

 . in at least 3 different countries; and

 . no more than 20% of its assets in emerging market stocks.

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.
The Fund normally invests in 200 to 300 stocks in 15 to 20 countries. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund also may purchase other types of securities, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Deposi-tory Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Rowe Price-Fleming International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1979
Managed approximately $42 billion in assets at the end of 1999

FUND MANAGERS
Management by Investment Advisory Group overseen by:

David J. L. Warren
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1983
Began career in 1981

John R. Ford
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1982
Began career in 1980

James B. M. Seddon
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1987
Began career in 1987

Mark Bickford-Smith
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1995
Began career in 1985
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                            1997          1.95%
                            1998         15.92%
                            1999         34.01%

Best quarter: up 24.44%, fourth quarter 1999 Worst quarter: down 13.70%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        34.01% 31.79%
Life of fund  15.38% 14.14%

Index:MSCI Europe, Australia, Far East (EAFE) Index (for periods through Decem-ber 31, 1998) MSCI All Country World Index, Excluding U.S. (for periods after December 31, 1998)

(1)Began operations on May 1, 1996.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                  1996**     1997     1998     1999
Net asset value, beginning of period      $ 10.00  $ 10.60  $ 10.63  $ 12.21
Income from investment operations:
 Net investment income (loss)                0.07     0.10     0.11     0.10
 Net realized and unrealized gain (loss)
  on investments*                            0.60     0.11     1.57     3.95
 Total from investment operations            0.67     0.21     1.68     4.05
Less distributions:
 Distributions from net investment income
  and capital paid in                       (0.07)   (0.10)   (0.10)   (0.11)
 Distributions from net realized gain on
  investments sold                            --     (0.08)     --     (0.94)
 Distributions in excess of income,
  capital paid in & gains                     --       --       --     (0.04)
 Total distributions                        (0.07)   (0.18)   (0.10)   (1.09)
Net asset value, end of period            $ 10.60  $ 10.63  $ 12.21  $ 15.17
Total investment return                      6.72%    1.95%   15.92%   34.01%
Ratios and supplemental data
Net assets, end of period (000s omitted)  $17,898  $30,631  $64,250  $79,794
Ratio of expenses to average net assets
 (%)***                                      1.25%    1.22%    1.16%    1.02%
Ratio of net investment income (loss) to
 average net assets (%)                      0.87%    0.65%    0.89%    0.77%
Turnover rate (%)                            5.46%   21.09%   18.67%   34.02%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.76%, 1.57%, 1.46%, and 1.15% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

Emerging Markets Equity Fund

GOAL AND STRATEGY

This is an emerging markets stock fund that seeks long-term growth in capital.

The Fund invests primarily in the stocks of companies in countries having econ-omies or markets generally considered by the World Bank or United Nations to be emerging or developing.

In making country allocation decisions, the manager analyzes the global envi-ronment and selects countries with:

 . Improving macroeconomic, political and social trends, and

 . attractive valuation levels.

The manager selects stocks using fundamental proprietary research to identify companies:

 . having strong earnings growth potential,

 . selling below their intrinsic value, and

 . having shareholder-focused management, dominant products, and well estab-lished distribution channels.

The Fund normally invests:

 . in at least 15 emerging market countries, and

 . no more than 30% of its assets in any single country.

The Fund normally invests in 100 to 250 stocks in 20 to 25 countries. The Fund normally has 10% or less of its assets in cash and cash equivalents.

Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Managing since 1975
Managed approximately $184 billion in assets at the end of 1999

Managing Fund since August 1, 1999

FUND MANAGERS

Robert L. Meyer, CFA
-----------------
Managing Director of subadvisor
Joined subadviser in 1989

Andy Skov
-----------------
Managing Director of subadviser
Joined subadviser in 1994

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

                                     1999
                                    81.37%

Best quarter: up 50.45%, fourth quarter 1999 Worst quarter: down 20.40%, second quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        81.37% 66.41%
Life of fund  16.49% 10.60%

Index:MSCI Emerging Markets Free Index

(1)Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, since the Fund invests primarily in emerging market coun-tries, it will have a significantly higher degree of foreign risk than funds that invest primarily in developed or newly- industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the funds perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund's turnover rate could be greater than 100% due to the relatively high vol-atility associated with investing in emerging markets.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                    1998**      1999
Net asset value, beginning of period                         $10.00   $  7.09
Income from investment operations:
 Net investment income (loss)                                  0.03      0.03
 Net realized and unrealized gain (loss) on investments*      (2.91)     5.67
 Total from investment operations                             (2.88)     5.70
Less distributions:
 Distributions from net investment income and capital paid
  in                                                          (0.03)    (0.01)
 Distributions from net realized gain on investments sold       --      (0.10)
 Distributions in excess of income, capital paid in & gains     --      (0.42)
 Total distributions                                          (0.03)    (0.53)
Net asset value, end of period                               $ 7.09   $ 12.26
Total investment return***                                   (28.87)%   81.37%
Ratios and supplemental data
Net assets, end of period (000s omitted)                     $7,310   $32,596
Ratio of expenses to average net assets (%)****                1.55%     1.39%
Ratio of net investment income (loss) to average net assets
 (%)                                                           0.51%     0.19%
Turnover rate (%)                                             53.95%   196.32%

   * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
  ** Fund began operations on May 1, 1998.
 *** Includes the effect of a voluntary capital contribution from John Hancock of $32 per share for the year ended 1999. The Total Investment Return without the capital contribution would have been 79.02% for the year ended 1999.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 3.69% and 3.44% for the years ended December 31, 1998, and 1999, respectively.

Short-Term Bond Fund

GOAL AND STRATEGY

This is a short-term bond fund that seeks high income consistent with low share price fluctuation.

The Fund primarily invests in a diversified mix of short-term and intermediate-term investment grade debt securities including:

 . U.S. Treasury and Agency securities;

 . U.S. corporate bonds;

 . foreign corporate bonds of companies in developed countries (if dollar-denominated);

 . foreign government and agency securities of developed countries (if dollar denominated); and

 . mortgage-and asset-backed securities.

The manager selects bonds using a combination of proprietary research and quan-titative tools. Bonds are purchased that are attractively priced and that pro-vide cheap, predictable cash flows.

The Fund normally invests:

 . mostly in corporate bonds;

 . no more than 15% of its assets in high yield bonds; and

 . no more than 25% of its assets in foreign debt securities.

The Fund normally has:

 . an average maturity between one and three and a half years;

 . an average credit quality rating of "A" or higher; and

 . 10% or less of its assets in cash and cash equivalents.

The Fund only invests in securities that are rated at least BB- or Ba3 at time of purchase.

The Fund may purchase other types of securities, for example: certain deriva-tives (investments whose value is based on indexes or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

Jeffrey B. Saef
-----------------
Senior Vice President of subadviser
Joined subadviser in 1994
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                               1995      11.49%
                               1996       3.61%
                               1997       6.41%
                               1998       5.82%
                               1999       2.96%

Best quarter: up 3.87%, second quarter 1995 Worst quarter: down 0.42%, first quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        2.96% 3.62%
5 year        6.02% 6.95%
Life of fund  5.35% 6.30%

Index:Merrill Lynch 1-5 Year U.S. Government Bond Index (for periods through April 30,
   1998)
   65% Lehman Brothers 1-3 Year Corporate Bond Index/35% Lehman Brothers 1-3 Year Government Bond Index (for periods after April 30, 1998)

(1)Began operations on May 1, 1994.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.
Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment / Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securi-ties to be paid off substantially earlier than expected.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:             1995     1996     1997     1998     1999
Net asset value, beginning of
 period                            $  9.66  $ 10.23  $ 10.05  $ 10.08  $ 10.05
Income from investment
 operations:
 Net investment income (loss)         0.50     0.54     0.59     0.61     0.61
 Net realized and unrealized gain
  (loss) on investments*              0.59    (0.18)    0.03    (0.03)   (0.33)
 Total from investment operations     1.09     0.36     0.62    (0.58)    0.28
Less distributions:
 Distributions from net
  investment income and capital
  paid in                            (0.50)   (0.54)   (0.59)   (0.61)   (0.61)
 Distributions from net realized
  gain on investments sold           (0.02)     --       --       --       --
 Distributions in excess of
  income, capital paid in & gains      --       --       --       --       --
 Total distributions               $ (0.52) $ (0.54) $ (0.59) $ (0.61)   (0.61)
Net asset value, end of period     $ 10.23  $ 10.05  $ 10.08  $ 10.05  $  9.72
Total investment return              11.49%    3.61%    6.41%    5.82%    2.96%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)                          $17,911  $58,676  $51,120  $77,194  $68,844
Ratio of expenses to average net
 assets (%)**                         0.75%    0.75%    0.57%    0.53%    0.43%
Ratio of net investment income
 (loss) to average net assets (%)     5.52%    5.66%    5.67%    6.17%    6.25%
Turnover rate (%)                   109.77%   20.68%  108.29%  184.50%  100.04%

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.83% and 0.79% for the years ended December 31, 1995 and 1996, respectively.

Bond Index Fund

GOAL AND STRATEGY

This is a bond fund that seeks to track the performance of the Lehman Brothers Government / Corporate Bond Index.

The manager employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Index.

If the Fund reaches approximately $50 million in total assets, the manager will seek to match the performance of the Lehman Brothers Aggregate Bond Index, a broader market index that also includes mortgage-backed and asset-backed secu-rities.

Both of these Indexes consist of dollar-denominated investment grade securities with maturities greater than one year and outstanding par values of at least $150 million issued primarily by:

 . the U.S. Treasury and U.S. government agencies and instrumentalities;

 . foreign governments and agencies; and

 . U.S. and foreign corporations.

The manager selects securities to match, as closely as practical, the Index's duration, cash flow, sector, credit quality, callability, and other key perfor-mance characteristics. The Fund may hold some cash and cash equivalents, but is normally fully invested.
The Index composition may change from time to time. The manager may keep secu-rities that no longer meet the Index criteria as long as:

 . such "ineligible" securities plus cash and money market instruments are less than 20% of the Fund's assets; and

 . high yield securities are less than 5% of the Fund's assets.
--------------------------------------------------------------------------------
SUBADVISER

Mellon Bond Associates, LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

Managing since 1986
Managed approximately $50 billion in assets at the end of 1999

FUND MANAGERS

Management by investment team overseen by:

Gregory D. Curran, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1995
Began career in 1986
Vice President of Salomon Brothers (1986-1995)
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

                                     1999
                                    -2.57%

Best quarter: up 5.35%, Fourth quarter 1998 Worst quarter: down 1.27%, first quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        -2.57% -2.15%
Life of fund   2.64%  2.96%

Index:Lehman Brothers Government/Corporate Bond Index

(1)Began operations on May 1, 1998.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's perfor-mance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1998**    1999
Net asset value, beginning of period                          $10.00  $10.19
Income from investment operations:
 Net investment income (loss)                                   0.42    0.63
 Net realized and unrealized gain (loss) on investments*        0.29   (0.89)
 Total from investment operations                               0.71   (0.26)
Less distributions:
 Distributions from net investment income and capital paid in  (0.42)  (0.61)
 Distributions from net realized gain on investments sold      (0.10)    --
 Distributions in excess of income, capital paid in & gains      --      --
 Total distributions                                           (0.52)  (0.61)
Net asset value, end of period                                $10.19  $ 9.32
Total investment return                                         7.20%  (2.57)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                   $2,748  $4,125
Ratio of expenses to average net assets (%)***                  0.40%   0.29%
Ratio of net investment income (loss) to average net assets
 (%)                                                            6.17%   6.56%
Turnover rate (%)                                              21.09%  17.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.71% and 0.35% for the years ended December 31, 1998, and 1999, respectively.

Active Bond Fund
(Formerly Sovereign Bond Fund)

GOAL AND STRATEGY

This is a bond fund that seeks income and growth in capital.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities;

 . no more than 25% of the Fund's assets in high yield bonds; and

 . no more than 25% of the Fund's assets in foreign securities, excluding Cana-dian securities.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit rating A or higher.

The Fund normally has 10% or less of its assets in cash and cash equivalents. The Fund may purchase other types of securities, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average maturity relative to the Lehman Brothers Aggregate Bond Index and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $33 billion in assets at the end of 1999

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Managed fund since 1995
Associated with subadviser since 1985
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 6.90%  16.70%   7.70%  10.80%  -2.57%  19.55%   4.10%  10.11%   8.23%  -0.94%


Best quarter: up 7.14%, second quarter 1989 Worst quarter: down 2.51%, first quarter 1994

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        -0.94% -1.87%
5 years        8.00%  7.66%
10 years       7.90%  7.69%
Life of fund   7.86%  7.80%

Index:Lehman Brothers Government/Corporate Bond Index (For periods through Sep-tember 30, 1999)
Lehman Brothers Aggregate Bond Index (For periods after September 30, 1999)

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.
Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a sig-nificantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Active Bond Fund (Formerly
 Sovereign Bond Fund)
 Period ended December 31:      1995      1996      1997      1998      1999
Net asset value, beginning
 of period                  $   9.19  $  10.13  $   9.77  $   9.95     $9.92
Income from investment
 operations:
 Net investment income
  (loss)                        0.71      0.69      0.71      0.69      0.67
 Net realized and
  unrealized gain (loss) on
  investments*                  1.03     (0.31)     0.24      0.11     (0.76)
 Total from investment
  operations                    1.74      0.38      0.95      0.80     (0.09)
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.71)    (0.69)    (0.71)    (0.69)    (0.71)
 Distributions from net
  realized gain on
  investments sold             (0.09)    (0.05)    (0.06)    (0.14)       --
 Distributions in excess of
  income, capital paid in &
  gains                           --        --        --        --        --
 Total distributions        $  (0.80) $  (0.74) $  (0.77) $  (0.83)    (0.71)
Net asset value, end of
 period                     $  10.13  $   9.77  $   9.95  $   9.92  $   9.12
Total investment return        19.55%     4.10%    10.11%     8.23%    (0.94)%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $700,309  $726,111  $803,770  $907,121  $850,286
Ratio of expenses to
 average net assets (%)         0.30%     0.29%     0.31%     0.29%     0.28%
Ratio of net investment
 income (loss) to average
 net assets (%)                 7.20%     7.07%     7.18%     6.84%     6.97%
Turnover rate (%)              63.31%   119.12%   138.29%   228.74%   182.90%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Global Bond Fund

GOAL AND STRATEGY

This is a global bond fund that seeks income and growth in capital.

The Fund primarily invests in a mix of debt securities of developed countries throughout the world including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities;

 . supranational securities (such as the World Bank);

 . corporate bonds, both U.S. and foreign; and

 . mortgage-backed and asset-backed securities.

The manager makes ongoing decisions regarding the Fund's mix of U.S. bonds and non-U.S. bonds (denominated in foreign currencies). The manager has a target mix of 35% U.S. bonds and 65% non-U.S. bonds, but actively manages the mix within (+/-) 50 percentage points of the target mix.

The Fund invests in at least 3 countries, but normally in 5 to 15 countries. The Fund normally has an average credit quality rating of "AA" or higher.

The manager makes ongoing decisions regarding the Fund's average maturity, country and sector allocations and foreign currency exposures. The manager uses proprietary research and economic analysis to try to anticipate market condi-tions and interest rate movements and to purchase securities that appear com-paratively undervalued.

The manager actively uses derivatives (investments whose value is based on indices or other securities) such as futures, forwards, options and swaps to adjust the Fund's average maturity and to implement currency strategies. The Fund is typically 75% to 100% hedged to the U.S. dollar.

The manager actively uses cash and cash equivalents to manage the Fund's aver-age maturity. However, the Fund normally invests 20% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: high yield debt securities and emerging market debt securities.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Managing, with predecessors, since 1861
Managed approximately $349 billion in assets at the end of 1999

FUND MANAGERS

David Gibbon
-----------------
Vice President of subadviser
Joined subadviser in 1992
Began career in 1992

Hubert Penot
-----------------
Managing Director of subadviser
Joined subadviser in 1978
Began career in 1978
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]
                               1997       9.05%
                               1998       9.15%
                               1999      -2.16%

Best quarter: up 4.32%, third quarter 1998 Worst quarter: down 1.75%, second quarter 1999

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        -2.16% -0.17%
Life of fund   6.10%  7.16%

Index:75% Lehman Brothers Aggregate Bond Index / 25% JP Morgan Non-US Govern-ment Bond Index, Hedged (for periods through April 30, 1999)
JP Morgan Global Government Bond Index, US Dollar Hedged (for periods after April 30, 1999)

(1)Began operations on May 1, 1996.

Note: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, the Fund's investments in emerging market countries have a significantly higher degree of foreign risk than investments in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific securities poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Global Bond Fund (formerly Strategic Bond
 Portfolio)-Period ended December 31:       1996**     1997     1998     1999
Net asset value, beginning of period       $ 10.00  $ 10.16  $ 10.24  $ 10.60
Income from investment operations:
 Net investment income (loss)                 0.38     0.59     0.54     0.48
 Net realized and unrealized gain (loss)
  on investments*                             0.28     0.30     0.38    (0.70)
 Total from investment operations             0.66     0.89     0.92    (0.22)
Less distributions:
 Distributions from net investment income
  and capital paid in                        (0.38)   (0.66)   (0.47)   (0.56)
 Distributions from net realized gain on
  investments sold                           (0.12)   (0.15)   (0.09)     --
 Distributions in excess of income,
  capital paid in & gains                      --       --       --       --
 Total distributions                       $ (0.50) $ (0.81) $ (0.56)   (0.56)
Net asset value, end of period             $ 10.16  $ 10.24  $ 10.60  $  9.82
Total investment return                       6.71%    9.05%    9.15%   (2.16)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                               $12,907  $28,647  $66,791  $70,991
Ratio of expenses to average net assets
 (%)***                                       1.00%    1.00%    0.95%    0.83%
Ratio of net investment income (loss) to
 average net assets (%)                       6.05%    5.80%    5.27%    4.70%
Turnover rate (%)                           171.39%   69.38%  186.70%  332.06%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.57%, 1.32%, 1.02%, and 0.84% for the years ended December 31, 1996, 1997, 1998, and 1999, respectively.

High Yield Bond Fund

GOAL AND STRATEGY

This is a high yield bond fund that seeks high income and growth in capital.

The Fund invests primarily in a diversified mix of high yield debt securities, commonly referred to as "junk bonds" (rated BB+/Ba1 or lower and their unrated equivalents), including:

 . corporate bonds, both U.S. and foreign (if dollar-denominated);

 . foreign government and agency securities (if dollar-denominated);

 . preferred stocks; and

 . convertible securities (convertible into common stocks or other equity inter-ests).

The manager will invest no more than 15% of the Fund's assets in emerging mar-ket countries (with below investment-grade sovereign debt). The Fund normally has 10% or less of its assets in cash and cash equivalents.

The manager seeks to purchase bonds with stable or improving credit quality before the market widely perceives the improvement. Purchase and sale decisions are primarily based upon the investment merits of the particular security.

The manager selects bonds using proprietary research, including:

 . quantitative analysis of historical financial data;

 . qualitative analysis of a company's future prospects; and

 . economic and industry analysis.

The Fund's average maturity depends on security selection decisions rather than interest rate decisions.

The Fund may purchase other types of securities, for example: equity securi-ties, high quality debt securities (short-term and otherwise), certain deriva-tives (investments whose value is based on indices or other securities), and debt securities denominated in foreign currencies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $236 billion in assets at the end of 1999

FUND MANAGER

Richard T. Crawford
-----------------
Vice President of subadviser
Joined subadviser in 1994
Began career in 1991

Manager draws upon the other members of the High Yield team, including:

Earl E. McEvoy
-----------------
Partner of subadviser
Joined subadviser in 1978
Began career in 1972

Catherine A. Smith
-----------------
Partner of subadviser
Joined subadviser in 1985
Began career in 1983

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

                                    [CHART]

                                     1999
                                     5.13%

Best quarter: up 4.55%, fourth quarter 1998 Worst quarter: down 7.46%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

              Fund  Index
1 year        5.13% 2.39%
Life of fund  1.19% 0.31%

Index:Lehman Brothers High-yield Bond Index

(1)Began operations on May 1, 1998.

Note:See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

Primary

High Yield Bond Risk: High yield or junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price move-ments due to investor sentiment. In a down market, these high yield securities may become harder to value or to sell at a fair price.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1998**      1999
Net asset value, beginning of period                         $ 10.00   $  9.23
Income from investment operations:
 Net investment income (loss)                                   0.46      0.72
 Net realized and unrealized gain (loss) on investments*       (0.76)    (0.26)
 Total from investment operations                              (0.30)     0.46
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.46)    (0.70)
 Distributions from net realized gain on investments sold      (0.01)      --
 Distributions in excess of income, capital paid in & gains      --        --
 Total distributions                                           (0.47)    (0.70)
Net asset value, end of period                               $  9.23   $  8.99
Total investment return                                        (2.98)%    5.13%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $14,789   $19,921
Ratio of expenses to average net assets (%)***                  0.90%     0.80%
Ratio of net investment income (loss) to average net assets
 (%)                                                            7.43%     7.94%
Turnover rate (%)                                              17.67%    38.62%

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.03% and 1.04% for the years ended December 31, 1998, and 1999, respectively.

Money Market Fund

GOAL AND STRATEGY

This is a money market fund that seeks current income consistent with maintain-ing liquidity and preserving capital. The Fund intends to maintain a stable net asset value of $10 per share.

The Fund only invests in U.S. dollar denominated money market instruments rated within the two highest short-term credit rating categories, primarily includ-ing:

 . commercial paper;

 . asset-backed commercial paper;

 . bank notes and certificates of deposit;

 . short-term bonds;

 . U.S. Treasury and agency notes and bills; and

 . repurchase and reverse repurchase agreements.

These securities have a maximum remaining maturity of 397 days (13 months) and may be issued by:

 . U.S. and foreign banks and other lending institutions;

 . U.S. and foreign corporations;

 . the U.S. Treasury and U.S. government agencies and instrumentalities;

 . entities whose obligations are guaranteed as to principal or interest by the U.S. Government;

 . municipalities;

 . foreign governments; and

 . supranational organizations (such as the World Bank).

The weighted average time to maturity of the Fund's investments is 90 days or less.

The manager may invest:

 . up to 5% of assets in securities rated in the second-highest short-term cate-gory (or unrated equivalents); and

 . up to 1% of assets or $1 million (whichever is greater) in securities of a single issuer rated in the second-highest short-term category (or unrated equivalents).

The manager selects securities with the highest yield available among securi-ties of comparable credit quality and maturity using proprietary research.
--------------------------------------------------------------------------------
MANAGER

Managed By John Hancock Life Insurance Company

FUND MANAGER

Peter S. Mitsopoulos
-----------------
Financial Officer at manager
Joined manager in 1981

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years

                                    [CHART]

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 8.00%   6.00%   3.60%   3.41%   4.03%   5.78%   5.32%   5.38%   5.40%   5.05%

Best quarter: up 2.38%, second quarter 1989 Worst quarter: up 0.74%, second quarter 1993

Average annual total return -- for periods ending 12/31/99

                  Fund
1 year            5.05%
5 years           5.40%
10 years          5.18%
Life of fund      5.81%

MAIN RISKS

Primary

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, yields on the Fund's investments will generally rise and prices on the Fund's investments will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of instruments held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of an instrument held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of an instrument held by the Fund may be downgraded. In either case, the value of the instrument held by the Fund would fall. All money market instruments have some credit risk, but in general lower-rated instruments have higher credit risk. Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Secondary

None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:       1995      1996      1997      1998       1999
Net asset value, beginning
 of period                  $  10.00  $  10.00  $  10.00  $  10.00   $  10.00
Income from investment
 operations:
 Net investment income
  (loss)                        0.57      0.52      0.53      0.53       0.45
 Net realized and
  unrealized gain (loss) on
  investments*                   --        --        --        --         --
 Total from investment
  operations                    0.57      0.52      0.53      0.53       0.45
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.57)    (0.52)    (0.53)    (0.53)     (0.45)
 Distributions from net
  realized gain on
  investments sold               --        --        --        --         --
 Distributions in excess of
  income, capital paid in &
  gains                          --        --        --        --         --
 Total distributions        $  (0.57) $  (0.52) $  (0.53) $   (0.53)    (0.45)
Net asset value, end of
 period                     $  10.00  $  10.00  $  10.00  $  10.00   $  10.00
Total investment return         5.78%     5.32%     5.38%     5.40%      5.05%
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $185,909  $213,235  $229,443  $395,195   $451,235
Ratio of expenses to
 average net assets (%)         0.35%     0.30%     0.33%     0.31%      0.31%
Ratio of net investment
 income (loss) to average
 net assets (%)                 5.62%     5.20%     5.32%     5.29%      4.95%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Your Account

Investments in shares of the funds

Each fund sells its shares directly to separate accounts of John Hancock, JHVLICO and IPL to fund variable contracts. Each fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

 . instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a con-tract), and

 . the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

 . refuse a buy order if the adviser believes it would disrupt management

 . suspend a fund's offer of shares, or

 . suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

Each fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its NAV:

 . by dividing its net assets by the number of its outstanding shares,

 . once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Conse-quently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Valuation

The Money Market Fund values its securities at amortized cost. Each of the other funds values securities based on:

 . market quotations,

 . amortized cost,

 . valuations of independent pricing services, or

 . fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

 .market quotations are not readily available, or

 . the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemp-tion proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses

The advisory fee paid by each fund to the adviser last year was:

  Funds                         % of net assets
  Managed                            0.32%
  Aggressive Balanced                0.68%
  Growth & Income                    0.25%
  Equity Index                       0.14%
  Large Cap Value                    0.74%
  Large Cap Value CORE               0.75%
  Large Cap Growth                   0.36%
  Large Cap Aggressive Growth        0.98%
  Large/Mid Cap Value                0.95%
  Mid Cap Blend                      0.75%
  Mid Cap Value                      0.80%
  Mid Cap Growth                     0.83%
  Fundamental Mid Cap Growth         0.85%
  Real Estate Equity                 0.60%
  Small/Mid Cap CORE                 0.80%
  Small/Mid Cap Value                0.95%
  Small/Mid Cap Growth               0.75%
  Small Cap Value                    0.80%
  Small Cap Growth                   0.75%
  Global Equity                      0.90%
  Global Balanced*                   0.85%
  International Equity Index         0.16%
  International Equity               1.00%
  International Opportunitites       0.87%
  Emerging Markets Equity            1.27%
  Short-Term Bond                    0.30%
  Bond Index                         0.15%
  Active Bond**                      0.25%
  Global Bond                        0.69%
  High Yield Bond                    0.65%
  Money Market                       0.25%


* Formerly International Balanced
**Formerly Sovereign Bond

The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser.

The adviser has agreed to limit each fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and taxes) to not more than
 .10 percent of the fund's average daily net assets.
Dividends and Taxes

Dividends

Each fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

Each fund declares and pays dividends monthly, except that the Money Market Fund does so daily.

Funds generally declare capital gains distributions annually.

Taxes

Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

 . avoid federal income tax and excise tax, and

 . assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire vari-ous service providers to carry out the Trust's operations.

                                    Variable
                                 Contractowners


                                 John Hancock,
                                JHVLICO and IPL
                               Separate Accounts


                                   The Trust
                              Trustees oversee the
                             Trust's investment and
                              business activities.

          Investment Adviser                        Custodian
          John Hancock Life                State Street Bank and Trust
          Insurance Company                          Company


         Manages the Trust's                Holds the Trust's assets,
       investment and business                  settles all Trust
             activities.                   trades and collects most of
                                                  the valuation
                                           data required for calculat-
                                                 ing the Trust's
                                                       NAV.

                                  Subadvisers

      Alliance Capital Management L.P.        Mellon Bond Associates, LLP
      The Boston Company Asset Management, LLCMorgan Stanley Dean Witter  In-
      Brinson Partners, Inc.                  vestment Management Inc.
      Goldman Sachs Asset Management.         Neuberger Berman, LLC
      Independence International Associates, Inc.
                                              OppenheimerFunds, Inc.
      Independence Investment Associates, Inc.Rowe Price-Fleming Internation-
      INVESCO, Inc.                           al, Inc.
      J.P. Morgan Investment Management Inc.  Scudder Kemper Investments, Inc.
      Janus Capital Corporation               State Street Bank and Trust Com-
      John Hancock Advisers, Inc.             pany
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company,
                                              LLP

                      Provide management to various funds.

APPENDIX

Additional Performance Information

The "Past Performance" information shown earlier in this prospectus for certain of the Funds may not be sufficient for you to make a complete assessment of the risks and potential rewards of investing in those Funds. The Aggressive Bal-anced Fund, the Large Cap Value Fund, the Large Cap Aggressive Growth Fund, the Large/Mid Cap Value Fund, the Mid Cap Blend Fund, and the Small/Mid Cap Value Fund only began operations on August 31, 1999. The Small/Mid Cap CORE Fund, the Emerging Markets Equity Fund, the Bond Index Fund, and the High Yield Bond Fund only began operations on May 1, 1998. The Small/Mid Cap Growth Fund and the Global Bond Fund each implemented a significant change in strategy as of May 1, 1999. Finally, the Global Balanced Fund implemented a significant change in strategy as of May 1, 2000.

Since each of these Funds has at best a very limited period of relevant perfor-mance history, we have set forth below information for certain similar accounts that are managed by the Funds' respective subadvisers. Each grouping of such accounts is referred to as a "composite." In the case of each account included in a composite, the total management fees and other operating expenses of the Fund (based upon management fee schedules and allocation rules currently in effect) have been substituted for the actual fees and expenses (other than bro-kerage and other transaction expenses) of the account. Also, except as specifi-cally noted below, each composite includes all of the investment company and other accounts of the subadviser that satisfy the following requirements:

 . they have been managed with investment objectives, policies, and strategies substantially similar to those used in managing the Fund, and

 . they are of sufficient size that their performance would be considered rele-vant to the owner of a variable contract investing in that Fund.

Some of the accounts in the composites were not registered investment companies and, therefore, were not subject to federal income tax and other legal require-ments applicable to such companies. Had such accounts been subject to such requirements, their performance could have been adversely affected. The perfor-mance figures in this Appendix do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contacts to be less than that shown below.

The graphs below show how the composite's total return has varied from year to year, while the tables show performance over time (along with a broad-based index for reference). All figures assume dividend reinvestment. Past perfor-mance does not indicate future results.

Aggresive Balanced Composite (Corresponding to Aggressive Balanced Fund)

The Aggressive Balanced Composite represents the following blend of two other composites: 75% Diversified Core Equity Composite and 25% Active Core Bond Com-posite. Each composite is asset-weighted and contains all fully discretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the Diversified Core Equity Composite included 97 accounts with total assets of $8.9 billion, and the Active Core Bond Composite included 9 accounts with total assets of $1.1 billion.

             Year-by-year total returns -- calendar years

                                    [CHART]

                       1996*     1997     1998     1999
                      15.43%    25.08%   24.84%   10.06%


             * Composite inception January 1, 1996.

             Best quarter: up 18.04%, fourth quarter 1998 Worst quarter: down 8.43%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                           Composite Index
          1 Year            10.06%   15.34%
          3 Years           19.78%   22.06%
          Since inception   18.68%   21.03%

             Index:75% S&P 500/25% Lehman Brothers Aggregate Bond

Large Cap Value CORE Composite (Corresponding to Large Cap Value CORE Fund)

The Large Cap Value CORE Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 6 accounts with total assets of $668 million.


             Year-by-year total returns -- calendar years




                                   [CHART]
                 1995      1996      1997      1998      1999
                37.08%    26.03%    32.21%    11.01%     7.29%

             Best quarter: up 16.09%, fourth quarter 1998 Worst quarter: down 15.92%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

             Composite Index

          1 year    7.29%  7.35%
          3 years  16.34% 18.83%
          5 years  22.16% 23.07%

             Index:Russell 1000(R) Value Index

Large Cap Aggressive Growth Composite (Corresponding to Large Cap Aggressive Growth Fund)

The Large Cap Aggressive Growth Composite is an asset-weighted composite of all fully discretionary accounts (excluding mutual funds) managed using a substan-tially similar investment strategy. As of December 31, 1999, the composite included 245 accounts with total assets of $47.8 billion.

             Year-by-year total returns -- calendar years





                                   [CHART]
                 1995      1996      1997      1998      1999
                38.60%    22.37%    36.27%    50.75%    31.82%


             Best quarter: up 30.82%, fourth quarter 1998 Worst quarter: down 11.51%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

             Composite Index

          1 year   31.82% 33.16%
          3 years  39.38% 34.07%
          5 years  35.65% 32.41%

             Index:Russell 1000(R) Growth Index

Large/Mid Cap Value Composite (Corresponding to Large/Mid Cap Value Fund)

The Large/Mid Cap Value Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 3 accounts with total assets of $869 million.

             Year-by-year total returns -- calendar years

                                   [CHART]

                 1995*     1996      1997      1998      1999
                 7.14%    15.17%    28.29%     4.76%    10.03%

             * Composite inception October 1, 1995. 1995 total return is not annualized.

             Best quarter: up 19.41%, fourth quarter 1998 Worst quarter: down 11.35%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

             Composite Index
          1 year   10.03%  7.35%
          3 years  13.93% 18.83%

          5 years  15.20% 20.08%

             Index:Russell 1000(R) Value Index


Mid Cap Diversified Equity Composite (Corresponding to Mid Cap Blend Fund)

The Mid Cap Diversified Equity Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantally similar investment strategy. As of December 31, 1999, the composite included 8 accounts with total assets of $407 million.

             Year-by-year total returns -- calendar years

                                    [CHART]

                 1995      1996      1997      1998      1999
                35.39%    16.07%    33.92%    14.35%     8.40%

             Best quarter: up 18.82%, fourth quarter 1998 Worst quarter: down 16.30%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

             Composite Index
          1 year    8.40% 18.23%
          3 years  18.40% 18.86%

          5 years  21.14% 21.86%

             Index:Russell Mid Cap(TM) Index

Small/Mid Cap CORE Composite (Corresponding to Small/Mid Cap CORE Fund)

The Small/Mid Cap CORE Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 4 accounts with total assets of $158 million.

             Year-by-year total returns -- calendar years

                                    [CHART]

                      1996      1997      1998      1999
                     19.55%    29.42%    -0.52%    21.54%

             * Composite inception April 1, 1996. 1996 total return is not annualized.

             Best quarter: up 17.87%, fourth quarter 1999 Worst quarter: down 20.71%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

             Composite Index
          1 year           21.54% 24.15%
          3 years          16.10% 15.72%

          Since inception  18.18% 15.96%

             Index:Russell 2500TM Index


Premier Value Composite (Corresponding to Small/Mid Cap Value Fund)

The Premier Value Composite is an asset-weighted composite of all fully discre-tionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 21 accounts with total assets of $1.27 billion.


             Year-by-year total returns -- calendar years

                                    [CHART]

                 1995      1996      1997      1998      1999
                39.47%    32.77%    28.53%    -2.82%    27.61%

             Best quarter: up 28.32%, second quarter 1999 Worst quarter: down 27.05%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    27.61%    1.49%
          3 years   16.81%    9.83%

          5 years   24.17%   16.01%

             Index:Russell 2500TM Index

Small/Mid Cap Growth Composite (Corresponding to Small/Mid Cap Growth Fund)

The Small/Mid Cap Growth Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strate-gy. As of December 31, 1999, the composite included 31 accounts with total assets of $1.9 billion.

             Year-by-year total returns -- calendar years

                                    [CHART]

                 1995      1996      1997      1998      1999
                30.68%    19.23%    26.82%    13.97%    -1.65%

             Best quarter: up 22.51%, fourth quarter 1998 Worst quarter: down 15.81%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -1.65%   55.48%
          3 years   12.44%   22.53%
          5 years   17.24%   23.10%

             Index:Russell 2500TM Growth Index


Global Balanced Composite (Corresponding to Global Balanced Fund)

The Global Balanced Composite is an asset-weighted composite of all fully dis-cretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 4 accounts with total assets of $1.8 billion.

             Year-by-year total returns -- calendar years

                                    [CHART]

                 1995      1996      1997      1998      1999
                24.85%    14.15%    10.75%     8.71%     1.60%

             Best quarter: up 8.34%, second quarter 1997 Worst quarter: down 5.13%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year     1.60%   14.32%
          3 years    6.95%   15.57%
          5 years   11.76%   15.48%

             Index:65% MSCI World Index/35% Salomon Brothers
             World Government Bond Index, Unhedged.

Emerging Markets Equity Composite (Corresponding to Emerging Markets Equity
Fund)

The Emerging Markets Equity Composite is an asset-weighted composite of all fully discretionary mutual fund accounts managed using a substantially similar investment strategy (excluding all separately managed accounts and the Emerging Markets Equity Fund). As of December 31, 1999, the composite included 12 accounts with total assets of $5.2 billion.

             Year-by-year total returns -- calendar years

                                    [CHART]

                 1995      1996      1997      1998      1999
               -13.42%    11.84%    -2.41%   -24.33%   102.74%

             Best quarter: up 51.98%, fourth quarter 1999 Worst quarter: down 23.57%, second quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    102.74%  66.41%
          3 years    14.40%   3.18%
          5 years     7.71%   2.00%

             Index:MSCI Emerging Markets Free Index

Government/Corporate Bond Index Composite (Corresponding to Bond Index Fund)

The Government/Corporate Bond Index Composite is an asset-weighted composite of all fully discretionary accounts (excluding mutual funds) managed using a sub-stantially similar investment strategy. As of December 31, 1999, the composite included 5 accounts with total assets of $1.3 billion.

             Year-by-year total returns -- calendar years

                                    [CHART]

                 1995      1996      1997      1998      1999
                18.87%     2.54%     9.70%     9.41%    -2.42%

             Best quarter: up 6.43%, second quarter 1995 Worst quarter: down 2.44%, first quarter 1996

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -2.42%   -2.15%
          3 years    5.41%    5.54%
          5 years    7.38%    7.60%

             Index:Lehman Brothers Government/Corporate Bond
             Index

Global Fixed Hedged Composite (Corresponding to Global Bond Fund)
The Global Fixed Hedged Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strat-egy. As of December 31, 1999, the composite included 2 accounts with total assets of $734 million.

             Year-by-year total returns -- calendar years

                                    [CHART]

                 1995      1996      1997      1998      1999
                17.67%     8.55%     9.72%    11.72%    -1.36%

             Best quarter: up 5.92%, third quarter 1998 Worst quarter: down 1.59%, second quarter 1999

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year    -1.36%   0.72%
          3 years    6.54%   7.55%
          5 years    9.08%   9.76%

             Index:J. P. Morgan Global Government Bond Index,
             U.S. Dollar Hedged.

High Yield Bond Composite (Corresponding to High Yield Bond Fund)

The High Yield Bond Composite is an asset-weighted composite of all fully dis-cretionary accounts managed using a substantially similar investment strategy. As of December 31, 1999, the composite included 13 accounts with total assets of $850 million.

             Year-by-year total returns -- calendar years

                                    [CHART]

                 1995      1996      1997      1998      1999
                20.48%    12.77%    11.85%    -0.17%     4.13%

             Best quarter: up 6.18%, second quarter 1995 Worst quarter: down 7.91%, third quarter 1998

             Average annual total returns -- for periods ending
             12/31/99

                   Composite Index
          1 year     4.13%   2.39%
          3 years    5.15%   5.56%
          5 years    9.58%   9.31%

             Index:Lehman Brothers High Yield Bond Index.

For more information


 This prospectus            Two documents are           To request a free
 should be used             available that offer        copy of the current
 only with a vari-          further information         annual/semiannual
 able contract              on John Hancock             report or the SAI,
 prospectus.                Variable Series             please contact:
                            Trust I:


                            Annual/Semiannual           By mail:
                            Report to shareholders
                                                        John Hancock Variable
                                                        Series Trust I
                            Includes financial          John Hancock Place
                            statements, a dis-          Boston, MA 02117
                            cussion of the mar-
                            ket conditions and          By phone: 1-800-732-
                            investment strate-          5543
                            gies that signifi-
                            cantly affected per-        Or you may view or
                            formance, and the           obtain these docu-
                            auditors' report (in        ments from the SEC:
                            the annual report
                            only).                      In person: at the
                                                        SEC's Public Refer-
                            Statement of                ence Room in Wash-
                            Additional                  ington, DC
                            Information (SAI)
                                                        By phone: 1-800-SEC-
                            The SAI contains            0330
                            more detailed infor-
                            mation on all               By mail: Public Refer-
                            aspects of the              ence Section Securi-
                            funds.                      ties and Exchange Com-
                                                        mission
 John Hancock
 Variable                   A current SAI has           Washington, DC
 Series Trust I             been filed with the         20549-6009
 John Hancock               Securities and              (duplicating fee
 Place                      Exchange Commission         required)
 Boston, Massachu-          and is incorporated
 setts 02117                by reference into           On the
                            (i.e., is legally a         Internet: www.sec.gov
                            part of) this pro-
                            spectus.                    SEC File Num-
                                                        ber: 811-4490


VSTPRO--A2

                                  JOHN HANCOCK
                             VARIABLE SERIES TRUST I


                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000


     This Statement of Additional Information is not a prospectus. It is intended that this Statement of Additional Information be read in conjunction with the Prospectus of John Hancock Variable Series Trust I, dated May 1, 2000. A copy of the Prospectus may be obtained from John Hancock Variable Series Trust I, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, telephone number 1-800-REAL LIFE.

     This Statement of Additional Information relates to all thirty-one of the Trust's current "Funds."


The Trust's Financial Statements and Investment Performance Information

     The Trust's financial statements appearing in its Annual Report to contract holders and the report of Ernst & Young, LLP, independent auditors of the Trust, which appears therein, are incorporated by reference into this Statement of Additional Information. The information about the total investment returns achieved by the Trust's various Funds, is also incorporated herein by reference. No other portions of the Annual Report are incorporated by reference. A free copy of the Annual Report to contract holders may be obtained by writing to the address or calling the number above.

                              TABLE OF CONTENTS

                                                                    Page in this
                                                                    Statement of
                                                                      Additional
                                                                     Information
                                                                     -----------

The Trust's Financial Statements and Performance Information               1
What Is the Trust?                                                         4
The Trust's Business History                                               4
The Funds' Investment Activities and Their Risks                           5
         1.  Investing in Money Market Instruments                         5
         2.  Investing in Other Fixed Income Obligations                   5
         3.  Investing in Equity Securities                                7
         4.  Investing in Real Estate Securities                           9
         5.  Investing in Foreign Securities                               9
         6.  Using Forward Exchange Contracts to Manage Currency
                 Exposure                                                 11
         7.  Using Options on Currencies to Manage Currency Exposure      12
         8.  Using Currency Futures Contracts and Options Thereon to
                 Manage Currency Exposure                                 12
         9.  Using Certain Other Derivative Instruments to Manage
                 Currency Exposure                                        12
         10. Using Foreign Currency Exposure Management Strategies
                 (General Considerations and Risks)                       13
         11. Reallocating a Fund's Assets Among Asset Classes             13
         12. Adopting a Temporary Defensive Strategy                      13
         13. Investing With an Index-Based Objective                      14
         14. Investing on a Non-Diversified Basis                         16
         15. Using Options (Generally)                                    16
         16. Using Options on Securities in Certain Conservative
                 Investment Strategies                                    18
         17. Using Financial Futures Contracts, Options on Such
                 Contracts and Options on Stock Indexes (General
                 Considerations)                                          18
         18. Using Financial Futures, Options Thereon, and Stock
                 Index Options for Certain Hedging - Type Strategies      20
         19. Using Options and Futures in Potentially More Aggressive
                 Strategies                                               21
         20. Limiting the Funds' Exposure to Certain Futures and
                 Option Transactions                                      23
         21. Using Other Types of Derivative Instruments                  23
         22. Investing In Other Investment Companies                      25
         23. Purchasing "When Issued" Securities and Forward
                 Commitments                                              25
         24. Short-Term Trading                                           26
         25. Entering Into Repurchase Agreements                          26
         26. Participating in Joint Trading Accounts                      26
         27. Lending of Fund Securities                                   27
         28. Using Reverse Repurchase Agreements and Mortgages
                 "Dollar Rolls"                                           27
         29. Investing in Rule 144A and Illiquid Securities               28
The Funds' Fundamental Investment Restrictions                            28
Board of Trustees and Officers of the Trust                               31

                                                                    Page in this
                                                                    Statement of
                                                                      Additional
                                                                     Information
                                                                     -----------

Investment Advisory Arrangements                                          33
     The Trust's Investment Advisory Arrangements With
          John Hancock                                                    33
     The Trust's Arrangements With Subadvisers                            35
     Dollar Amounts of Advisory Fees, Subadvisory Fees, and
          Expense Reimbursements                                          39
Arrangements With Other Service Providers                                 40
     Underwriting and Indemnity Agreement                                 40
     Custody of the Trust's Assets                                        40
     Subadministration Agreement With State Street Bank                   41
     Independent Auditors                                                 41
Portfolio Transactions and Brokerage Allocation                           42
Codes of Personal Conduct                                                 45
Features of the Trust's Shares                                            45
Shareholder Meetings and Voting Rights                                    45
Sales and Redemptions of Fund Shares                                      46
Computing the Funds' Net Asset Value                                      47
Taxes                                                                     47
Information About Fund Performance                                        48
Legal Matters                                                             50
Reports to Contractholders                                                50

Appendix A - Corporate Bond Ratings                                       51

                               WHAT IS THE TRUST?

     John Hancock Variable Series Trust I, (the "Trust") is an open-end management investment company. With the exception of the Large Cap Aggressive Growth, Mid Cap Growth, Global Balanced and Global Bond Funds, each of the Funds is a "diversified" Fund within the meaning of the Investment Company Act of 1940 (the "Investment Company Act").

     Shares of the Trust are currently sold to John Hancock Variable Life Accounts U, V, and S to support variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"); John Hancock Variable Annuity Accounts U and V to support variable annuity contracts issued by John Hancock Life Insurance Company ("John Hancock"); John Hancock Variable Annuity Account I to support variable annuity contracts issued by JHVLICO; John Hancock Variable Life Insurance Account UV to support variable life insurance policies issued by John Hancock; and Investors Partner Life Account IPL-1 to support variable life insurance policies issued by Investors Partner Life Insurance Company ("IPL"). It is anticipated that, in the future, Trust shares may be sold to other separate investment accounts of JHVLICO, John Hancock and IPL. Each of these separate accounts is hereinafter referred to as a "Separate Account."

     Because the Separate Accounts currently own all of the Trust's shares, those Separate Accounts (or John Hancock, JHVLICO, and IPL) may be deemed to control the Trust. John Hancock, JHVLICO and IPL, in turn, are all directly or indirectly controlled by John Hancock Financial Services, Inc., a publicly-traded holding company.

     The Trust issues a separate series of shares of beneficial interest for each Fund. Each share issued with respect to a Fund has a pro rata interest in the net assets of that Fund. The assets of each Fund are charged with the liabilities of that Fund and a proportionate share of the general liabilities of the Trust.

                          THE TRUST'S BUSINESS HISTORY

     The Trust is, in part, a successor to three Separate Accounts of JHVLICO, as well as the six Separate Accounts of John Hancock described below. On March 28, 1986, all of the investment assets and related liabilities of the Variable Life Stock, Bond, and Money Market Accounts were transferred to what are now the Growth & Income, Active Bond and Money Market Funds of the Trust, respectively, in exchange for shares of those Funds.

     On February 20, 1987, all of the investment assets and related liabilities of six Variable Annuity Stock, Bond and Money Market Accounts were transferred to what are now the Growth & Income, Active Bond and Money Market Funds of the Trust, respectively, in exchange for shares of these Funds.

     The Trust itself was incorporated on September 23, 1985, under the laws of the State of Maryland and was reorganized as a Massachusetts business trust effective April 29, 1988.

     Over the years, several Funds have been re-named as follows:


   Current Fund Name                    Prior Name(s)             Year of Change
   -----------------                    -------------             --------------
Active Bond                           Sovereign Bond                    2000
                                      Bond                              1996

Global Balanced                       International Balanced            2000

Global Bond                           Strategic Bond                    1999

Growth & Income                       Stock                             1996

International Equity Index            International Equities            1998
                                      International                     1995
                                      Global                            1994

   Current Fund Name            Prior Name(s) - continued         Year of Change
   -----------------            -------------------------         --------------
Large Cap Growth                     Select Stock                          1995

Short-Term Bond                      Short-Term U.S. Government            1998

Small/Mid Cap Growth                 Diversified Mid Cap Growth            1999
                                     Special Opportunities                 1998


                        THE FUNDS' INVESTMENT ACTIVITIES
                                 AND THEIR RISKS

     The different investment activities of the several Funds will affect both their investment returns and the nature and degree of risks to which they are exposed. Sections 1. - 29. below describe many (but not all) of these investment activities and risks.

1.   Investing in Money Market Instruments

     The Money Market Fund invests exclusively in "money market" instruments; all the other Funds may invest in these instruments to some extent. These are high quality, short-term fixed income obligations. Because of their nature, money market instruments generally do not carry significant risks of loss. The principal risk is that a Fund's return on money market instruments will be less than it would have earned on a riskier investment.

2.   Investing in Other Fixed Income Obligations

     The following Funds invested primarily in non-money market fixed income (i.e., "debt") securities: the Short-Term Bond, Bond Index, Active Bond, Global Bond, and High Yield Bond Funds. The Managed, Aggressive Balanced and Global Balanced Funds can vary their holdings of these securities within a broad range. All the other Funds (except the Money Market Fund)may from time to time invest in non-money market debt to some extent.

     Various types of risk associated with these securities are discussed in the balance of this Section 2.

     Interest rate risk: In general, debt securities with longer maturities than money market instruments have exposure to interest rate risk. Changes in generally prevailing market interest rates alter a debt security's market value and introduce volatility into the rate of return of a Fund that invests in such securities. When prevailing interest rates go up, the market value of debt securities tends to go down and vice versa. This sensitivity of the market value of a debt security to changes in interest rates is generally related to the "duration" of the instrument. The market value of a shorter-term fixed income security is generally less sensitive to interest rate moves than that of a longer-term security. For example, the interest rate risk of the Short-Term Bond Fund, although moderate, is below that of traditional intermediate or long- term bond portfolios.

     Credit risk: The value of a fixed income security may also change as a result of market perceptions regarding its credit risk: i.e., the ability of the borrower to repay its debts. The market value of a fixed income security can fall when the market perceives the borrower to be less credit worthy. Conversely, the market value of a fixed income security can increase due to its borrower being perceived as financially stronger. All Funds that invest in non-money market debt securities may have some exposure to credit risk.

     Even some U.S. Government obligations have a degree of credit risk. "U.S. Government obligations" are bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government and established under the authority granted by Congress. Some obligations of U.S. Government agencies, authorities, and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuing agency, authority, or other instrumentality. These latter types of obligations, therefore, do have a degree of credit risk. U.S. Government obligations are used most in the Bond Index, Active Bond and Global Bond Funds. All of the other Funds may also invest in U.S. Government obligations to some extent.

     Securities having one of the four highest rating categories for debt securities as defined by Moody's investors Services, Inc. (Aaa, Aa, A, or Baa) or Standard and Poor's Corporation (AAA, AA, A, or BBB) or, if unrated, determined to be of comparable quality by the subadviser, are referred to as "investment grade." The meanings of such ratings are set forth in Appendix A to this Statement of Additional Information. Lower-rated bonds have more credit risk than higher rated bonds.

     Risk of lower-quality instruments: High-yield bonds (or "junk" bonds) are debt securities rated below "investment grade" as defined above. The value of these lower rated securities generally is more subject to credit risk than is the case for higher rated securities, and their values tend to respond more to changes in market perceptions regarding their credit risk.

     Investments in companies issuing high yield securities are considered to be more speculative than higher quality instruments. As such, these securities typically pay a higher interest rate than investment grade securities.

     Issuers of high yield securities are typically in weak financial health, and their ability to pay back principal and interest on the bonds they issue is uncertain. Some of these issuers may be in default or bankruptcy. Compared with issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

     High yield bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectations of adverse news. These debt securities may also have less liquid markets than higher rated securities.

     Judgment plays a greater role in valuing higher yield securities than in the case of other securities for which more extensive quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and the ability of the Fund to dispose of its lower-rated bonds.

     The market prices of high yield securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. During an economic downturn or a prolonged period of risking interest rates, the ability of issuers of lower-rated debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired. In that case, a Fund may find it necessary, at its own expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders, if it determines this to be in the interest of Fund investors. The 1980s saw a dramatic increase in the use of high yield securities to finance highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of future performance of high yield securities, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of high yield securities that defaulted rose significantly above prior levels.

     All Funds (other than the Money Market Fund) that invest in debt securities may at times have some exposure to high yield securities. The High Yield Bond Fund intends to invest primarily in these securities. The other Funds most likely to invest a significant portion of their assets in high yield securities are the Short-Term Bond, and Active Bond Funds. The Managed, Aggressive Balanced, Global Bond and Global Balanced Funds may also invest in high yield securities to some extent. In contrast, the Bond Index Fund will not invest in debt securities that are not at least investment grade at the time of purchase.

     Although not customarily referred to as "high yield" securities or "junk bonds," debt securities that fall in the lowest rating within the investment grade category are considered medium grade securities that have some speculative characteristics. Accordingly, to a lesser degree, they may present the same risks discussed above with respect to high yield securities.

     The considerations discussed above for lower-rated debt securities also are applicable to lower quality unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers.

     Prepayment/Call risk: Prepayment risk is the risk that the obligor on a debt security may repay or "call" the debt before it is due. Most mortgage backed, asset backed, other public bond debt securities and 144A securities that a Fund might own are exposed to this risk. U.S. Government securities have minimal exposure to this risk. Prepayment/call is most likely to occur when interest rates have declined and a borrower can refinance the debt at a lower interest rate level. Generally, a Fund reinvests the proceeds resulting from prepayments in a lower yielding instrument. This results in a decrease in the Fund's current yield. The values of securities that are subject to prepayment/call risk also tend to increase less in response to declining interest rates and decrease more in response to increasing interest rates than would the value of otherwise similar securities that do not have prepayment or "call" features.

     All Funds that invest in debt securities (other than the Money Market Fund) may at times have some exposure to prepayment/call risk. The Funds most likely to invest a significant portion of their assets in debt securities with prepayment/call features are the Short-Term Bond, Bond Index, Active Bond, Global Bond and High Yield Bond Funds. The Managed, Aggressive Balanced, and Global Balanced, Short-Term Bond, Bond Index, Active Bond, Global Bond, and High Yield Bond Funds may also invest in these securities.

     Risks of "zero coupon" instruments: All of the Funds may, in varying degrees, invest in debt instruments that provide for payment of interest at the maturity date of the instrument (or payment of interest in the form of additional securities), rather than payment of interest in cash periodically over the life of the instrument. The values of such instruments tend to respond more to changes in interest rates than do otherwise comparable debt obligations that provide for periodic interest payments. The Funds most likely to invest a significant amount of their assets in instruments that are subject to this volatility risk are the Managed, Aggressive Balanced, Real Estate Equity, Global Balanced, Short-Term Bond, Bond Index, Active Bond, Global Bond, and High Yield Bond Funds. However, all Funds that invest in debt securities may at times have some exposure to this risk.

3.   Investing in Equity Securities

     All of the Funds intend to invest to some degree in common stock or other equity securities, except for the Short-Term Bond, Bond Index, Active Bond, Global Bond, and Money Market Funds. All of the Funds that invest in equity securities expect to make such securities their primary investment (except for the Managed, High Yield Bond and Global Balanced Funds, which may nevertheless do so in the discretion of their subadvisers). Though investing in equity securities, the Managed, Aggressive Balanced, and Global Balanced Funds also expect, under normal conditions, to invest a substantial amount of their assets in debt obligations.

     General risks of investing in equity securities are discussed in the balance of this Section 3.

     Equity risk: Investments in common stock or other equity securities historically have offered a higher rate of return than money market instruments or longer term debt securities. However, the risks associated with equity securities also tends to be higher, because the investment performance of equity securities depends upon factors which are difficult to predict. The fundamental risk associated with any equity portfolio is the risk that the value of the investments it holds might decrease in value. Equity security values may fluctuate in response to the activities of an individual company or in response to general market, interest rate, and/or economic conditions.

     Market capitalization risk: Another indication of the relative risk of a common stock investment is the size of the company, which is typically defined by reference to its "market capitalization." Market capitalization is computed by multiplying current market price of a share of the company's stock by the total number of its shares outstanding.

     Investing in larger capitalization companies generally involves a lesser degree of risk than investing in smaller capitalization companies. Conversely, investing in the equity securities of smaller companies involves greater risks and potential rewards than investing in larger, more established companies. Small capitalization companies, in particular, often have limited product lines, markets or financial resources, and they may depend upon a small group of inexperienced managers. Investments in such companies can be both more volatile and more speculative. These securities may have limited marketability and are subject to more abrupt or erratic market movements than securities of larger companies or the market in general.

     Three capitalization levels are currently used by the Trust: large, medium ("mid"), and small. Each of these capitalization levels will be defined by reference to the Russell 3000(R) Index. The Russell 3000(R) Index Index is a broad market index and is representative of the U.S. stock markets with a total capitalization of $13.4 trillion at the end of 1999.1

     . Large cap: Companies having a capitalization within the range of the 300 largest companies in the Russell 3000(R) Index will be considered to be large capitalization ("large cap") companies. At the end of 1999, each of the largest 300 companies in the Russell 3000(R) Index had a capitalization greater than $ 7.9 billion.

     . Mid cap: Companies having a capitalization within the range of the 250 to 1000 largest companies in the Russell 3000(R) Index will be considered to be "mid cap." At the end of 1999, such mid cap companies had capitalizations ranging from $1.4 billion to $9.7 billion.

     . Small cap: Companies having a capitalization within the range of the remaining companies in the Russell 3000(R) Index will be considered to be small capitalization ("small cap") companies. At the end of 1999, none of these smallest companies in the Russell 3000(R) Index had a market capitalization of more than $1.4 billion.

The above parameters for large cap, mid cap and small cap are adjusted at the end of each calendar quarter to reflect changes in the market capitalization of the Russell 3000(R) Index.

     The equity securities of the Managed, Aggressive Balanced, Growth & Income, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Growth, Large Cap Aggressive Growth, Global Equity, Global Balanced and International Equity Index Funds are generally expected to represent primarily companies that qualify as large cap issuers. These Funds also may invest in the equity securities of companies that qualify as small and mid cap issuers.

     The equity securities of the Large/Mid Cap Value, International Equity and International Opportunities Funds are generally expected to represent primarily large and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as small cap issuers.

     The equity securities of the Mid Cap Value, Mid Cap Growth, Fundamental Mid Cap Growth, and Mid Cap Blend Funds are generally expected to represent primarily companies that qualify as mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as small or large cap issuers.

     The equity securities of the Small/Mid Cap Value, Small/Mid Cap Growth, and Small/Mid Cap CORE Funds are generally expected to represent companies that are small cap and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as large cap issuers.

-------------------
1 The Russell 3000(R) Index is a service mark of Frank Russell Company, which does not sponsor and is not in any way affiliated with the Trust. Inclusion in the index in no way implies an opinion as to its attractiveness or appropriateness as an investment.

     The Small Cap Value and Small Cap Growth Funds are generally expected to invest primarily in equity securities of companies that qualify as small cap issuers. Although these Funds also may invest significant amounts in the equity securities of companies that qualify as mid cap issuers, it is expected that they would rarely invest in the equity securities of companies that qualify only as large cap issuers.

     The Emerging Markets Equity Fund has broad latitude to invest in companies of any size.

     The Real Estate Equity Fund invests in real estate equity securities that have historically been primarily mid cap, but it may also invest in small cap or large cap equity securities.

4.   Investing in Real Estate Securities

     The Real Estate Equity Fund invests primarily in companies with activities related to the real estate industry, such as real estate investment trusts ("REITs") that own commercial and multifamily residential real estate, real estate operating companies ("REOCs") that derive the majority of their revenue, income or asset value from real estate and other companies engaged in non-real estate businesses but whose real estate holdings are significant in relation to the market value of their common stock.

     The securities purchased will be principally common stock (and securities convertible into or with rights to purchase common stock) but a portion of the Fund may be invested in preferred stock. The Fund may also invest in commercial mortgage securities (debt obligations secured by commercial property), collateralized mortgage obligations (mortgage pass through securities secured by commercial mortgage pools) and master limited partnerships from time to time, but does not do so on the date of this Statement of Additional Information.

     In addition to the Real Estate Equity Fund, all of the other Funds (except for the Money Market Fund) may have some exposure to real estate risks through investments in companies engaged in real estate related businesses or investments in debt instruments secured by real estate.

     Risks of real estate securities: Generally speaking, real estate securities may be affected by risks similar to those resulting from the direct ownership of real estate, as well as by market risks due to changes in interest rates and by the overall volatility of the equity markets. The market value of shares in equity real estate investment trusts and commercial property companies, in particular, is heavily dependent upon the value of their underlying properties. Overbuilding, declines in local or regional economic conditions, financial difficulties on the part of major tenants and increases in real estate taxes and operating expenses all could decrease the value of the real estate investments.

5.   Investing in Foreign Securities

     Investments in foreign securities may be made in a foreign-denominated security, or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign securities. ADRs, EDRs and other securities representing underlying shares of foreign securities may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded. ADRs are receipts, typically issued by an American bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs are designed for use in U.S. securities markets; while EDRs are designed for use in European securities markets.

Investments in debt securities issued by foreign issuers may be made directly in foreign-denominated debt instruments or in the form of U.S. dollar denominated debt securities issued by foreign issuers and publicly traded in the United States ("Yankees") or in Europe ("Eurobonds").

The International Equity Index, International Equity, International Opportunities, Global Equity, Emerging Markets Equity, Global Bond and Global Balanced Funds invest primarily in foreign securities, including foreign-denominated securities. To a lesser extent, the Managed, Aggressive Balanced High Yield Bond, Large Cap Value and Mid Cap Growth Funds may also invest in foreign securities, including foreign-denominated securities. The Large Cap Growth, Small Cap Growth, Mid Cap Blend, Large Cap Value CORE, Large/Mid Cap Value, Mid Cap Value, Small/Mid Cap Growth, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small/Mid Cap Value, Real Estate Equity, Growth & Income, Small Cap Value, and Equity Index Funds may invest in ADRs to a limited extent. The Short-Term Bond, Bond Index and Active Bond Funds may invest in foreign debt securities only if denominated in U.S. dollars (i.e., Yankees and Eurobonds).

The Emerging Markets Equity Fund invests primarily in developing countries commonly known as "emerging markets." To a lesser extent, the Global Equity, Global Balanced, International Equity Index, International Equity, International Opportunities, Bond Index, Global Bond, Active Bond, and High Yield Bond Funds may also invest in emerging markets.

     Risks of investing in foreign securities are discussed in the paragraphs that follow:

     Currency risks: When a Fund buys foreign-issued securities, it usually must pay for those securities in the local currency. Therefore, the Fund must convert funds into the local currency to the extent necessary for this purpose. Similarly, when a Fund sells a foreign security, it may receive payment in the local currency. Therefore, if the Fund does not wish to continue to hold that currency, it must enter into a transaction disposing of it.

     In these ways, therefore, a Fund may temporarily hold foreign currency in order to facilitate the purchase and sale of foreign securities. This exposes the fund to the risk that the foreign currency's value could, while the Fund was temporarily holding that currency, decline relative to the U.S. dollar. This could result in a loss to the Fund, because the Fund's assets and shares are valued in U.S. dollars. On the other hand, the Fund could experience gains if the foreign currency's value, relative to the U.S. dollar, increases during the period when the Fund holds that currency.

     More fundamentally, however, because the Fund values its assets and shares in U.S. dollars, the Fund's gains and/or losses on investments that are denominated or traded in foreign currencies will depend in part on changes in the value of that currency relative to the U.S. dollar. This exposes the Fund to the risk of loss if that foreign currency loses value, as well as the possibility of gains if that currency gains value, relative to the U.S. dollar.

     The Funds may (but are not required to) employ certain strategies to limit their risks or otherwise manage their exposure to foreign currencies. Such currency management techniques, as well as the risks that those techniques themselves present, are discussed in Sections 6. - 10. below.

     Also, a risk exists that a foreign country may have or implement restrictions on transactions in its currency that prevent a Fund from effectively managing or reducing its exposure to that currency, even after the Fund has disposed of any securities denominated or traded in that currency.

     The risks associated with foreign currency conversions are not present in investments in Yankees and Eurobonds because these debt securities are U. S. dollar denominated.

     Political and economic risk: Foreign securities often are subject to heightened political and economic risks, particularly in emerging markets or other underdeveloped or developing countries, which may have relatively unstable governments and economies based on only a few industries. Foreign governments may take over the assets or operations of a company, may impose additional taxes, or may place limits on the removal of the Fund's assets from that country. However, investments in foreign securities also offer the opportunity to diversify holdings and to invest in economies whose growth may outpace that of the United States.

     Regulatory risk: Generally, there is less government supervision of foreign markets. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers. These risks may be greater in emerging markets or other underdeveloped or developing countries.

     Market risk: Foreign securities markets, particularly those of emerging markets or other underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities a Fund purchases before delivery of these securities to the Fund, and delays may be encountered in settling securities transactions. In some foreign markets, there may be limited protection against failures by other parties to complete their transactions with a Fund. There may be limited legal recourse against an issuer in the event of a default on a debt instrument held by a Fund.

     Transaction costs: Transaction costs of buying and selling foreign securities, including brokerage, tax, and custody costs, are generally higher than those involved in domestic transactions. This is particularly true for investments in emerging markets, or other underdeveloped or developing countries.

6.   Using Forward Exchange Contracts to Manage Currency Exposure

     Transaction hedging and portfolio hedging: When a Fund anticipates having to purchase or sell a foreign currency to facilitate a foreign securities transaction, it may wish to "lock in" the current exchange rate for that currency (vis-a-vis the U.S. dollar) and thus avoid (in whole or in part) exposure to further changes in that rate that could occur prior to when the purchase or sale proceeds are actually paid. This is called "transaction hedging."

     A Fund can do transaction hedging by purchasing or selling foreign currencies in the "spot" (i.e., cash) market. Alternatively, the following Funds may use "forward" currency foreign exchange purchase or sale contracts for transaction hedging: the Managed, Aggressive Balanced, Large Cap Value, Mid Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Global Bond, and High Yield Bond Funds. In a forward exchange contract, the Fund purchases or sells a specific amount of foreign currency, at a price set and time set in the contract, which may be any fixed number of days in the future.

     These same Funds may also use forward foreign exchange contracts to reduce their exposure to changes (relative to the U.S. dollar) in the value of a foreign currency during a period of time when the Fund owns securities that are denominated, exposed to or traded in that currency. This is called "portfolio hedging." Except as described in the paragraph immediately below for certain funds, the Funds may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of establishing the hedge) of securities held by that Fund which are denominated, exposed to or traded in that particular foreign currency. The Funds may or may not attempt to hedge some or all of their foreign portfolio positions. Rather, they will enter into such transactions only to the extent, if any, deemed appropriate by their subadvisers. Furthermore, no Fund will use forward foreign currency exchange contracts for the purpose of leveraging the Fund's currency exposure.

     For purposes of transaction hedging or portfolio hedging, the Managed, Aggressive Balanced, Mid Cap Growth, Global Equity, Global Balanced, Global Bond, International Equity Index, International Equity, Emerging Markets Equity, and International Opportunities Funds may use forward exchange contracts on a "proxy" currency, instead of the currency being hedged. A proxy currency is one that the subadviser believes will bear a close relationship to the currency being hedged and believes will approximately equal the performance of such currency relative to the U.S. dollar. Nevertheless, changes in the value of the currency being hedged may not correspond to changes in the value of the proxy currency as expected, which could result in the currency hedge being more favorable or less favorable to the Fund than the subadviser had expected.

     Other techniques for managing currency exposure: The Managed, Aggressive Balanced, Mid Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, and Global Bond Funds may use additional techniques when their subadvisers believe that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency. In that case, these Funds may enter into a forward currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in, traded in, or exposed to such foreign currency. The currency contract may call for the Fund to receive a currency other than U.S. dollars, for example, if such other currency is believed to be undervalued or necessary to bring the Fund's overall exposure to various currencies into a more desirable balance. For similar purposes, the Managed, Aggressive Balanced, Global Balanced, Emerging Markets Equity, International Opportunities, International Equity, Mid Cap Growth and Global Bond Funds may also enter into contracts to purchase, for a fixed amount of U.S. dollars, or other appropriate currency, an amount of foreign currency corresponding to the value of some of the Fund's securities.

     Asset segregation requirements for forward exchange contracts: A Fund may "cover" its obligations under outstanding forward currency sale contracts by maintaining portfolio securities denominated, exposed to or traded in the currency of such contracts or of an appropriate proxy currency. To the extent a Fund does not thus cover all of its forward currency sales positions with its portfolio securities, or if it has outstanding any forward currency purchase contracts, the Funds' custodian will segregate cash or liquid assets in a separate account of the Fund in an amount at all times at least equal to the value of the Fund's net obligation with respect to forward contracts in a particular currency or, in the case of the Global Balanced Fund only, the value of that Fund's net "out of the money" obligation (If any) with respect to all of the Fund's outstanding forward currency contracts. If the value of the portfolio securities used to cover a position or the value of the assets in the segregated account declines, the Fund will find additional "cover" or additional cash or liquid assets will be placed in the account so that the value of the account will at least equal the required amount described in the preceding sentence.

7.   Using Options on Currencies to Manage Currency Exposure

     The Managed, Aggressive Balanced, Mid Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Global Bond, and High Yield Bond Funds may also purchase and write put and call options on foreign currencies for the same purposes as those Funds could use forward foreign exchange contracts (as discussed in Section 6. above). This could include options traded on U.S. and foreign exchanges, as well as those traded in "over-the-counter" markets.

     The characteristics and risks of these currency option transactions are similar to those discussed in Sections 15. - 16. below with respect to put and call options on securities.

     Call options on foreign currencies written by a Fund will be "covered," which means that the Fund will own at all times at least an equal amount of, or an offsetting position in, the underlying foreign currency.

     Asset segregation requirement for currency put options written by a Fund:
With respect to put options on foreign currencies written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. Government securities or other high grade liquid debt securities in an amount equal at all times to the amount the Fund would be required to deliver upon exercise of the put.

8. Using Currency Futures Contracts and Options Thereon to Manage Currency Exposure.

     Any Fund may use currency futures contracts and options thereon for the same purposes and to the same extent as that Fund could use forward foreign exchange contracts (as discussed in Section 6. above). The characteristics and risks of such futures and options transactions are similar to those discussed in Sections 16. - 19. below for other transactions in futures contracts and options thereon. All transactions in currency futures and options thereon also would be subject to the applicable limitations in Section 20. below.

9.   Using Certain Other Derivative Instruments to Manage Currency Exposure

     As discussed in Section 21. below, several of the Funds may use currency "swaps," "caps," "floors," and "collars" for the same purposes as those Funds could use forward foreign exchange contracts (as discussed in Section 6. above). The characteristics and risks of such "derivative" transactions, as discussed in
Section 21., are generally also applicable when such instruments are used for currency management purposes.

10. Using Foreign Currency Exposure Management Strategies (General Considerations and Risks)

     The foreign currency management techniques discussed in Sections 6. - 9. above do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. The Funds are not obligated to try to hedge against any change in the value of any currency. Even if a Fund wished to do so, there is no assurance that market conditions would be such as to make such hedging possible.

     Moreover, even where a Fund establishes positions designed to manage its foreign currency exposure, there is no assurance that this will be beneficial to the Fund. Such positions may cause a Fund to forego gains that it otherwise could have achieved or incur costs and losses that it would not otherwise have incurred. (In general the cost to the Funds of engaging in foreign currency management transactions varies with such factors as the currency involved, the type and duration of the instrument being used for this purpose, and the market conditions then prevailing.) It is entirely possible, therefore, that any effort to manage a Fund's currency exposure could have a negative effect on the Fund's investment performance.

     In general, the more foreign securities a given Fund invests in, the greater its currency management activities are likely to be. Also, the Managed, Aggressive Balanced, Mid Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity and Global Bond Funds may use certain of these same types of instruments in currency management strategies that expose those Funds to currencies other than the U.S. dollar. Although this would not be done for the purpose of "leveraging" the Fund's overall exposure to fluctuations in currency values, such strategies could expose those Funds to greater risks of loss and greater volatility than they otherwise would experience.

11.  Reallocating a Fund's Assets Among Asset Classes

     The continual reallocation of assets among the major asset classes (e.g., stocks, bonds, and cash) involves the risk that the subadviser may reduce the Fund's holdings in an asset class whose value increases unexpectedly, or may increase the Fund's holdings in an asset class just prior to that asset class experiencing a loss of value. The Managed, Aggressive Balanced, and Global Balanced Funds tend to exercise broad discretion in reallocating assets across asset classes. The Global Bond and Global Equity Funds intend to exercise discretion to reallocate assets across domestic and international asset classes.

     All of the other Funds, with the exception of the Money Market Fund, generally allow the subadviser some latitude to allocate across asset classes. Nevertheless, this latitude is expected to be exercised to a lesser degree than in the case of the Managed, Aggressive Balanced, and Global Balanced Funds.

12.  Adopting a Temporary Defensive Strategy

     All of the Funds, except the Money Market Fund, may (but are not required to) adopt a defensive investment posture if the subadviser believes the investment environment for the Fund is negative. Such a defensive posture would involve reallocating some or all of a Fund's assets in a manner different from that contemplated by its primary investment objective and strategies.

     Most of the Funds are not limited as to the types of investments they could use temporarily for defensive purposes. Thus, for example, a small cap equity Fund might temporarily invest in stocks of larger cap companies or in high quality, short term debt securities. A bond Fund might shorten maturities or tighten its investment quality parameters. An international Fund might, for example, limit the countries it would invest in or temporarily invest only in high quality, short-term debt securities in the United States.

     There can be no assurance that the transaction costs and lost investment opportunities will not outweigh any benefits to a Fund that attempts to adopt a defensive strategy.

13.  Investing With an Index-Based Objective

     The Equity Index, International Equity Index, and Bond Index Funds expect to invest substantially all of their assets in equity or debt securities within their investment objectives and policies at all times. Accordingly, these Funds may carry more risk in times of declining markets than Funds that are more likely to adopt a defensive investment posture in such circumstances by reallocating their assets in a manner different from that contemplated by their primary investment objective and strategies.

     Investments in the Equity Index, International Equity Index, and Bond Index Funds each involve the risk that the Fund will be unable to match the performance of its corresponding target index. Each Fund's ability to do so is affected by (a) the size and timing of cash flows into and out of that Fund, (b) the level of the Fund's expenses, including commissions and "spreads," on its portfolio transactions, other portfolio management expenses, and other operating expenses, and (c) the degree of success of the techniques employed by the Fund's subadviser. Further, if the size of a Fund limits the number of issues that the Fund can purchase, or that size is relatively small in relation to cash flows, there is a greater possibility that the Fund may be unable to match the performance of the corresponding target index.

     The S&P 500 Index: The S&P 500 is an index that is constructed by the Standard & Poor's Corporation ("Standard & Poor's" or "S&P"), which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on U.S. stock exchanges are included in the index. Additional stocks that are not among the 500 largest stocks, by market value, may be included in the S&P 500 for diversification purposes. The index is capitalization weighted -- that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Selection of a stock for inclusion in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment.

     The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of the insurance products supported by the Trust or to any member of the public regarding the advisability of investing in the Trust or such insurance products. Standard & Poor's only relationship to the Trust is the licensing of Standard & Poor's "marks" and the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund or the Trust. "Standard & Poor's," "S&P ," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. In determining, composing, or calculating the S&P 500 Index, S&P has no obligation to take into consideration the needs of the Trust or those of the owners of the insurance products supported by the Trust. S&P is not responsible for and has not participated in the determination of the prices and amount of the insurance products supported by the Trust or the timing of the issuance or sale of such products or in the determination or calculation of the equations by which such products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of such products.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE PRODUCTS SUPPORTED BY THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The Lehman Brothers Government/Corporate and Aggregate Bond Indexes: The Lehman Brothers Government/Corporate Index (the "Government/Corporate Index") is intended to measure the performance of the domestic, fixed-rate investment grade debt market. The Government/Corporate Index is composed of (1) all public obligations of the U.S. Government, its agencies and instrumentalities (excluding "flower" bonds and pass-through issues, such as GNMA certificates) and (2) all publicly issued, fixed-rate, non-convertible, investment grade, U.S. dollar-denominated, SEC-registered obligations of domestic corporations, foreign governments and supranational organizations. Securities in the index generally have at least $150 million par amount outstanding and at least 1 year remaining to maturity.

     The Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") covers the U.S. investment grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities. The Aggregate Bond Index covers those securities in the Government/Corporate Index, plus those covered by the Lehman Mortgage-Backed Securities Index ("MBS Index") and the Lehman Asset-Backed Securities Index ("ABS Index"). The MBS Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal National Mortgage Association. The ABS Index covers several subsectors -- including credit and charge cards, auto, utilities and home equity loans -- and includes pass-through, "bullet," and controlled amortization structures.

     All non-government issues in the Government/Corporate Index and the Aggregate Bond Index are rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated by Moody's, BBB by Standard & Poor's Ratings Group ("Standard & Poor's").

     All securities in the Government/Corporate Index and the Aggregate Bond Index issued by non-U.S. entities are denominated in U.S. dollars.

     Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Trust or the insurance products supported by the Trust. Inclusion of a security in the Government/Corporate or Aggregate Bond Indexes in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.

     The MSCI EAFE GDP Index: The MSCI EAFE GDP Index weights countries such that a country with a larger GDP will have a greater weight in the index. Stocks within those countries are capitalization weighted; that is, stocks with a larger capitalization have a greater weight in the index.

     The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI"). MSCI makes no representation or warranty, express or implied, to the owners of the Trust, or any member of the public regarding the advisability of investing in funds generally or in the Trust or any Fund particularly, or the ability of the MSCI EAFE GDP Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI EAFE GDP Index, which is determined, composed and calculated by MSCI without regard to the Trust. "Morgan Stanley Capital International" is a service mark of Morgan Stanley & Co., Incorporated, that has been licensed for use by the Trust.

     MSCI has no obligation to take the needs of the Trust or the owners of insurance products supported by the Trust into consideration in determining, composing or calculating the MSCI EAFE GDP Index. MSCI is not responsible for and has not participated in the determination of the prices or amounts of insurance products supported by the Trust or the timing of the issuance and sale of such products, or in the determination or calculation of the equations by which such products are convertible into cash. MSCI has no obligation or liability to owners of the Trust or of the insurance products supported by the Trust in connection with the administration, marketing or trading of any Fund of the Trust.

     ALTHOUGH MSCI OBTAINS INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF

MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

14.  Investing on a Non-Diversified Basis

     The Large Cap Aggressive Growth, Mid Cap Growth and Global Balanced Funds are "non-diversified Funds." Non-diversified Funds are less restricted in the extent to which they may invest more than 5% of their assets in any issuer or purchase more than 10% of the voting securities of any issuer. Because a relatively high percentage of a non-diversified Fund's assets may be invested in the obligations of a limited number of issuers, the value of that Fund's shares may be more volatile and more susceptible to any single economic, political, or regulatory event, or to credit and market risks associated with a single issuer, than would the shares of a diversified Fund.

15.  Using Options (Generally)

     Most of the Funds may, in varying degrees, use options on the following (which, for simplicity, may be referred to as the "subject" of an option): currencies, securities, equity indexes, interest rate indexes, and financial futures contracts. This Section 15. discusses certain characteristics and risks that are generally common to all of these types of options. The Funds' use of specific types is discussed in Sections [7. - 8. above and 16. - 20. below], including characteristics and risks peculiar to those types of options or the Funds' use of them.

     Purchasing "call" options: If a Fund (or anyone else) "purchases" a "call" option, it pays a purchase price (often called a "premium") plus, in most cases, a commission to the broker through whom the purchase was made. In return the Fund (or other purchaser) has the right (but not the obligation), at or before a specified future time (called the "expiration date"), to acquire a specified amount of the option's subject (or the economic equivalent thereof) at a specified price (called the "strike price" or "exercise price"). If the purchaser of an option decides to exercise this right, we say the option has been "exercised." If an option is never exercised before its expiration date, it expires unexercised.

     A Fund (or other purchasers of a call option) may profit in one of two ways. First, the Fund may be able to exercise the call option at a date when the value of the option's subject exceeds the purchase price of the option (including any brokerage commission) plus the exercise price. Whether the Fund will be able to do this depends on how favorable those prices were and how the value of the option's subject has changed since the option was purchased.

     Secondly, a Fund may profit from purchasing an option if the Fund is able to sell the option (unexercised) at a profit sometime before its expiration date. (As a practical matter, such a sale would generally be accomplished by having the Fund sell (e.g., "write") an option identical to the option it owns, thereby "netting out" the Fund's exposure to the position.) Whether such a profit will be possible, of course depends on whether the then market price for the option (less any commission payable on the sale) exceeds the option's purchase price (including any related commission). In this regard, one of the general risks of purchasing options is that, for a variety of reasons, the market price of an option usually does not vary in the same way or to the same extent as the value of the option's subject varies. Therefore, a Fund can lose money purchasing a call option, even if the value of the option's subject increases.

     The basic risk in purchasing an option is that, if the Fund never exercises or sells the option at a profit, the Fund will lose the entire purchase price of the option (plus any related commissions). That is the maximum amount the Fund could lose, however.

     Selling or "writing" call options: Selling an option is commonly referred to as "writing" an option. If the Fund (or anyone else) sells ("writes") a call option, it receives the premium (less any commission) paid by the option's purchaser and has the obligation to sell the option's subject to the purchaser at the exercise price if the purchaser exercises the option before it expires.

     The Fund can make a profit writing a call option if the purchaser fails to exercise the option (which usually would happen only if the value of the option's subject were below the exercise price). In this case, the option's purchase price (net of any commissions) would be a profit to the Fund.

     Alternatively, a Fund could profit from writing a call option if it is able to subsequently purchase an identical option that would close out the Fund's position at a profit. This could be done only if the market price of the option then exceeded the Fund's initial purchase price by an amount greater than any commissions payable by the Fund on the purchase or sale transactions. There is a risk, however, that a Fund may be unable to do this, even if the value of the call option's subject has declined. This is because, as noted above, the value of an option does not vary in identical fashion to the value of the option's subject.

     The risk of writing a call option is that, if the value of the option's subject exceeds the option's exercise price, the option is almost sure to be exercised. In that case, the Fund will suffer a loss to the extent that the premium it received for writing the option (net of any commissions), plus the exercise price it receives are less than the value of the option's subject at the time of exercise. Therefore, the higher the value of the option's subject rises, the greater the Fund's potential loss on an option it has written. A Fund could cut off its further exposure in such a case by purchasing an identical call option that would close out its position. The Fund would, however, probably realize a loss on the transaction, because the purchase price it would have to pay for that call option would probably have increased to reflect the increasing value of the option's subject.

     Writing options on a "covered" basis. One way for a Fund to limit its risk exposure on call options it has written is to "cover." A call option may be considered "covered" if, as long as the option is outstanding, the writer (seller) of the option owns assets that are identical to, or have the same or similar investment characteristics to, the option's subject. In such a case, if the value of the option's subject increases, the losses that the Fund will incur on the call option it has written will tend to be offset by gains that Fund earns on the assets it is holding to "cover" the option.

     Naturally, the more similar the assets held by the fund are to the option's subject, the more assurance the Fund will have that its losses on call options it has written will be "covered." How similar those assets must be varies depending on the Fund and the type of covered option involved. More details in this regard can be found in Sections 16. - 19. below.

     Purchasing and selling (writing) "put" options: A "put" option is the same as a call option, except that a Fund (or any other person) that purchases a put option, by paying the purchase price ("premium") has the right to sell (rather than buy) the option's subject for a stated exercise ("strike") price. Conversely, the seller (writer) of a put option receives the premium (net of any commissions) but has the obligation to purchase the option's subject at its exercise price if the option is exercised.

     Thus, if a Fund purchases a put option, its maximum potential loss would equal the purchase price (plus any commissions thereon). On the other hand, if a Fund sells (writes) a put option, the Fund could continue to experience continuing losses while the option is outstanding, to the extent that the value of the subject of the option continues to decline. If the subject lost its value entirely, the Fund's maximum loss would equal the exercise price less the premium (net of any commissions) that the Fund received initially for writing the option. Because of this risk exposure, a Fund that writes a put option may seek to "cover" that option with other assets that it owns. More details about this can be found in Section 16. - 19. below.

     Accounting for options: The value of any option that the Fund has purchased, and the amount of the Fund's obligation under any outstanding option it has written, will vary as market prices change. These variations are reflected daily in the Fund's calculation of its net asset value, so that such value always reflects the estimated impact of current market conditions on all of the Fund's option positions.

16.  Using Options on Securities in Certain Conservative Investment Strategies

     Except as otherwise noted below, the general discussion of options in
Section 15. above applies to this Section 16.

     Each of the Funds may write covered call options that are traded on national securities exchanges, except for the Growth & Income, Real Estate Equity, and Money Market Funds. By "covered" we mean that the Fund will actually own the securities that are the subject of the option.

     The same Funds may purchase "protective" put options that are traded on national securities exchanges. By "protective", we mean that the Fund will actually own the securities that are the subject of the option. If the market value of such underlying securities remains above the option's exercise price, the Fund will, in effect, lose the premium it has paid for the option. The Fund, however, avoids the risk of loss on the underlying securities, to the extent that the market value of the underlying securities falls below the exercise price of the put option.

     Liquidity risk: The Funds intend to write and purchase options only if the subadviser believes that adequate liquidity exists. If for any reason a Fund cannot, however, close out its open option position when deemed advisable, the Fund's investment performance could be adversely affected.

17. Using Financial Futures Contracts, Options on Such Contracts and Options on Stock Indexes (General Considerations)

     Most of the Funds may, in varying degrees use financial futures contracts, options on such futures and options on stock indexes. This Section 17 discusses certain characteristics and risks that generally pertain to these instruments, regardless of the specific use to which they are put. The Funds' specific uses are discussed in Sections 7. - 8. above and 18. - 20. below, including specific risks related to those risks.

     Financial futures contracts: Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts.

     An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A public market currently exists for interest rate futures contracts on United States Treasury Bills, United States Treasury Notes, bank certificates of deposit, and various other domestic or foreign instruments and indexes.

     Stock index futures contracts bind purchaser and seller to delivery at a future date specified in the contract of a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the Standard & Poor's 500 Stock Index, the Standard & Poor's Midcap Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and various other domestic or foreign indexes.

     A currency futures contract is a contract to buy or sell a specified amount of another currency at a future time for a fixed price.

     Options on financial futures contracts: The writer of an option on a financial futures contract agrees to assume a position in such financial futures contract having a specified price, if the purchaser exercises the option and thereby assumes the opposite position in the financial futures contract. If the option purchaser would assume the sale side of the futures contract upon exercise of the option, the option is commonly called a "put" option. If the option writer would assume the sale side, it is commonly called a "call" option. As with other types of options, the party that writes the option receives a premium for doing so, and the party that purchases an option pays a premium therefor. However, there is no exercise (or strike) price, as such. Rather, if the value of the futures contract moves against the writer of the option, so that the option is (or is likely to be) exercised, the option writer, in effect, has the obligation to pay those losses.

     More specifically, an option written by a Fund on a financial futures contract requires the Fund to pay any amount by which the fluctuating price of the underlying debt instrument or index exceeds (in the case of a call option) or is less than (in the case of a put option) the price specified in the futures contract to which the option relates. Therefore, if the price of the debt instrument or stock index on which the futures contract is based increases (in the case of a call option written by a Fund) or decreases (in the case of a put option written by a Fund), the Fund may incur losses that exceed the amount of the premium received by the Fund for writing the option.

     Stock index options: After payment of a specified premium at the time a stock index option is entered into, the purchaser of a stock index call option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of the excess of a specified stock index on the exercise date over the exercise or "strike" price specified by the option. The purchaser of a put option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of any excess of the strike price over the stock index. The writer of a call or put stock index option receives a premium, but has the obligation, upon exercise of the option, to pay a multiple of the difference between the index and the strike price. Thus, if the price of the stock index on which an index option is based increases (in the case of a call option written by a Fund) or decreases (in the case of a put option written by a Fund), the Fund may incur losses that exceed the premium it received for writing the option.

     Stock indexes for which options are currently traded include the Standard & Poor's 100 and Standard & Poor's 500 Indexes.

     Margin requirements for futures and options: When futures contracts are traded, both buyer and seller are required to post an initial margin of cash or U.S. Treasury Bills equaling as much as 5 to 10 percent or more of the contract settlement price. The nature of the margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. If the market moves against the Trust, so that a Fund has a net loss on its outstanding futures contracts for a given day, the Fund generally will be required to post additional margin to that extent. The margin deposit is returned, assuming the Trust's obligations have been met, when the futures contract is terminated.

     Similar margin requirements will apply in connection with any transactions in which a Fund writes any options. This includes options on indexes and futures contracts, as well as other types of options.

     Certain risks: Financial futures, options thereon, and stock index options, if used by a Fund, will in most cases be based on securities or stock indexes the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund and in connection with which such instruments are used. Furthermore, due to supply and demand imbalances and other market factors, the price movements of financial futures, options thereon, and stock index options do not necessarily correspond exactly to the price movements of the securities, currencies, or stock index on which such instruments are based. These factors increase the difficulty of implementing a successful strategy using futures and options contracts.

     The Funds generally will not take delivery of debt instruments pursuant to purchasing an interest rate futures contract, nor make a delivery of debt instruments pursuant to selling an interest rate futures contract. Nor will the Funds necessarily take delivery of or deliver currencies in connection with currency futures contracts. Instead, a Fund will more typically close out such futures positions by entering into closing futures contract transactions. Similarly, a Fund may wish to close out an option on a futures contract or an option on an index by entering into an offsetting position in those instruments.

     Generally speaking, entering into closing transactions such as described immediately above would not affect gains and losses of the Fund resulting from market action prior to such closing transactions. Moreover, there is a risk that, at the time a Fund wishes to enter into such a closing transaction, trading in futures or options could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers.

The futures and options exchanges also may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange.
Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. Although the subadvisers will seek to avoid situations where these factors would be likely to cause a problem for the Trust, in some cases they could adversely affect particular Fund transactions in these instruments.

     Asset segregation requirement for certain futures and options positions: A Fund will maintain at all times in a segregated account with its custodian cash or high-grade liquid debt securities at least equal to the sum of the purchase prices of all of the Fund's open futures purchase positions, plus the current value of the securities underlying all of the Fund's open futures sales positions that are maintained for purposes other than bona fide hedging, plus the exercise price of all outstanding put options on futures contracts written by the Fund, minus the amount of margin deposits with respect thereto as marked to market each day.

18. Using Financial Futures, Options Thereon, and Stock Index Options for Certain Hedging-Type Strategies

     This Section 18. should be read against the background of the generally applicable information about options, futures and related risks that appears in Sections 15. and 17. above.

     This Section 18. covers all Funds, except the Growth & Income, Real Estate Equity, and Money Market Funds. Specifically, with those exceptions, all Funds may use exchange-traded financial futures contracts thereon, and, except for the Active Bond Fun, they also may purchase exchange-traded put or call options on stock indexes, for the purposes discussed below.

     It should be emphasized that none of the Funds is required to use any of these strategies, and doing so is not a principal investment strategy of any of the Portfolios. Therefore, it should not be assumed that any particular Fund will ever necessarily use any of these strategies to a significant extent.

     Hedging with financial futures contracts against market changes: All Funds covered by this Section 18. (except the Equity Index Fund) may use financial futures contracts as a hedge to protect against possible changes in interest rates and security prices.

     Thus, for example, to hedge against the possibility that interest rates or other factors may result in a general decline in prices of equity securities of a type owned by them, these Funds (other than the Equity Index Fund) may sell stock index futures contracts. Similarly, to hedge against the possibility that increases in interest rates may adversely affect the market values of debt securities held by them, these Funds (other than the Equity Index and Large Cap Value CORE Funds) may enter into interest rate futures sale contracts.

     Establishing market exposure and managing cash flow with financial futures contracts: On the other hand, purchasing futures contracts could enable a Fund to take the approximate economic equivalent of a substantial position in bonds or equity securities. Thus, the following Funds may purchase and sell stock index and interest rate futures to maintain market exposure and manage cash flows: the Managed, Aggressive Balanced, Equity Index, Large Cap Value CORE, Large Cap Growth, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Growth, Fundamental Mid Cap Growth, Mid Cap Blend, Mid Cap Value, Small/Mid Cap CORE, Small/Mid Cap Value, Small/Mid Cap Growth, Small Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Market Equity, Short-Term Bond, Bond Index, Active Bond, Global Bond, and High Yield Bond Funds.

     Managing foreign currency exposure with foreign currency futures contracts:
Any Fund may use foreign currency futures contracts to the same extent and in the same manner as it is authorized to use forward foreign exchange contracts in
Section 6. above.

      Using options on futures contracts and options on stock indexes for the foregoing purposes: Each Fund that this Section 18. authorizes to use financial futures contracts also may purchase options on appropriate financial futures contracts and (except for the Active Bond Fund) stock indexes for any purpose and to the extent that it could use financial futures contracts as discussed above.

     Limitations on "long" positions for certain Funds: The Large Cap Value CORE Portfolio may not purchase financial futures contracts, except for currency futures. The following limitation applies to the Managed, Aggressive Balanced, Equity Index, Large Cap Aggressive Growth, Large/Mid Cap Value Fundamental Mid Cap Growth and Mid Cap Blend Funds. These Funds may purchase financial futures contracts, purchase call options on financial futures options or purchase call options on equity indexes only if (a) they intend to purchase securities (or, in the case of the Aggressive Balanced, Equity Index, Large Cap Aggressive Growth, Large/Mid Cap Value, Fundamental Mid Cap Growth, and Mid Cap Blend Funds, wish to establish or maintain market exposure to securities that the Fund would be authorized to purchase) and (b) the values of such securities are expected to change by approximately the same amount as the value of the futures or options contracts being used to hedge them.

     Risks of hedging-type strategies: If, after a Fund establishes a hedge position, the value of the securities or currencies being hedged moves in the opposite direction from that anticipated, the Fund as a whole will perform less well than it would have had it not entered into the futures or option transaction.

     The success of the Funds in using hedging-type techniques depends, among other things, on the subadviser's ability to predict the direction and volatility of price movements in the futures or options markets, as well as the securities markets and, in some cases, currency markets, and on the subadviser's ability to select the proper type, time and duration of option or futures contracts. Certain of the subadvisers have limited experience in utilizing these hedging-type techniques, and there can be no assurance that these techniques will produce their intended result.

     The prices of the futures and options contracts used for hedging-type strategies may not vary as contemplated in relation to changes in the price of the securities or currencies being hedged. Accordingly, there is a risk that transactions in these instruments, if used by a Fund, may not in fact offset the impact of adverse market developments in the manner or to the extent contemplated or that such transactions may result in losses to the Fund which would not be offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund. Hedging-type transactions also may be more, rather than less, favorable to a Fund than originally anticipated.

19.  Using Options and Futures In Potentially More Aggressive Strategies

     This Section 19. should be read against the background of the generally applicable information about options, futures, and related risks that appears in
Section 15., 17. and 18. above.

     This Section 19. applies only to the Managed, Aggressive Balanced, Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, l Global Bond, and High Yield Bond Funds. The option and futures strategies discussed in this Section are in addition to those discussed for those (and other) Funds in Sections 7., 8., 16., and 18. above.

     Writing certain types of options: The Managed, Aggressive Balanced, Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap CORE, , Small/Mid Cap Growth, Small Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may write "covered" put options on securities. In addition, the Managed, Aggressive Balanced, Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap CORE, , Small/Mid Cap Growth, Small Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may also write covered put and call options on indexes composed of securities in which the Fund may invest. Such index options may be written in any manner that the Fund in question is authorized to write options on specific securities it owns.

      A put option written by a Fund will be deemed to be "covered" if the Fund maintains in a segregated account with its custodian cash, U.S. Government securities or other high-grade liquid debt securities with a value at all times at least equal to the exercise price of the put. Put and call options written by Funds will also be considered to be "covered" to the extent that the Fund's liabilities under these options are fully offset by its rights under put or call options purchased by the Fund.

     Purchasing certain types of options.   The Managed, Aggressive Balanced,
Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, , Global Bond, and High Yield Bond Funds may purchase put and call options on securities in which it may invest, without specific restriction as to the circumstances of such purchases. Similarly, each of these Funds, as well as the Small/Mid Cap Growth and Short-Term Bond Funds, may purchase put and call options on indexes composed of securities in which the Fund may invest, without specific restriction on the circumstances of such purchases.

     Option purchases of the type covered in the preceding paragraph would have to be consistent with the Fund's investment objective. Also, each of the above-listed Funds is subject to the limitation on certain futures and options transactions described in Section 20.

     Using options traded over-the-counter or on foreign exchanges: The Managed, Aggressive Balanced, Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may also use options on securities and options on indexes that are traded "over-the-counter" or on foreign exchanges, in any manner that they would be permitted to use such options that were traded on domestic exchanges. These Funds will engage in over-the-counter options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities. These Funds will treat over-the-counter options they have purchased and assets used to cover over-the-counter options they have written as illiquid securities. However, with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula price.

     Using futures contracts and options on futures contracts for certain purposes: The Managed, Aggressive Balanced, Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Value, Small/Mid Cap Growth, Small Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Active Bond, Global Bond, and High Yield Bond Funds may use futures contracts on securities or on market indexes, and options on such futures contracts, without specific restriction on the purposes of such transactions. Nevertheless, such transactions would have to be consistent with the Fund's investment objective.

     There is no specific overall limit on the amount of the assets these Funds may devote to financial futures contracts and options thereon, even if such contracts are not limited to hedging-type transactions. Nevertheless (except through the purchase of options, as discussed below) the Funds will not use these techniques for purpose of "leveraging" the Fund's exposure to the securities underlying any futures contract or option thereon or its exposure to foreign currencies. Although this limitation does not apply to options on futures contracts that are purchased by a Fund, the total amount of premiums paid by a Fund for such options that are not used for bona fide hedging is (pursuant to the restrictions set forth in Section 20. below) limited to 5% of the Fund's net assets.

     Risks of potentially more aggressive options and futures strategies: As outlined above, the Funds discussed in this Section 19. may engage in types of options and futures transactions not permitted to the other Funds, including over-the-counter options, writing covered put options, and more types of transactions that are not solely for hedging-type purposes or that other may be more speculative. Also, even as to options and futures transactions of a type that are permitted to other Funds, these Funds are, in certain cases, not as limited regarding the amount of their assets that may be so employed. Accordingly, to the extent that these Funds exercise their broader authority to enter into options and futures transactions, they may incur greater risks than the other Funds.

20.  Limiting the Funds' Exposure to Certain Futures and Option Transactions.

     The Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Small Cap Value, and International Opportunities Funds will not enter into any financial futures contract or purchase any option thereon, if, immediately thereafter, the total amount of its assets required by commodities exchanges to be on deposit as margin to secure its obligations under futures contracts, plus the amount of premiums paid by the Fund for outstanding options to purchase futures contracts, exceeds 5% of the market value of the Fund's total assets.

     The following limitation applies to all of the Funds that can invest in financial futures contracts or options thereon, other than the Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Small Cap Value and International Opportunities Funds: No such other Fund may purchase, sell or write futures contracts or options thereon other than for "bonafide" hedging purposes (as defined by the U.S. Commodity Futures Trading Commission) if immediately thereafter the Fund's initial margin deposits on such outstanding non-hedging futures and options positions, plus the amount of premiums paid by the Fund for such outstanding non-hedging options on futures contracts, exceeds 5% of the market value of the Fund's net assets. For the purpose of this calculation, any amount by which an option is "in the money" at the time of its purchase is excluded from the premium paid therefor.

     Nor will any of the Large Cap Value, Large Cap Value CORE, Large Cap Growth, Mid Cap Value, Small Cap Value or International Equity Funds enter into any transaction in interest rate, stock index or currency futures, or options thereon, or stock index options, if the value of the securities being hedged by all of such instruments would immediately thereafter be more than one-third of the value of the Fund's total assets. Nor will any Fund consider as "hedging" any transaction that is intended to leverage the Fund's investment exposure to the type of security being hedged or to leverage the Fund's currency exposure.

21.  Using Other Types of Derivative Instruments

     The Global Balanced, International Equity Index, and High Yield Bond Funds may engage in "swap" transactions (specifically interest rate, currency and index swaps) and in the purchase or sale of related "caps," "floors," or "collars." The Emerging Markets Equity Fund may also engage in those transactions and, in addition, may engage in equity swap transactions. The Managed and Aggressive Balanced Funds may each invest up to 10% of the respective Fund's total assets (at the time the swap is entered into) in currency and equity swaps for hedging purposes or for currency management
strategies as discussed in Section 6 above.   The International Equity Fund may
invest up to 10% of its total assets (at the time the swap is entered into) in currency and equity swaps, although it will use currency swaps only for hedging purposes. The Global Bond Fund may also use these derivative instruments, but only for currency management strategies as discussed in Section 6. above.

     The nature and risks of these types of transactions are discussed further in the paragraphs that follow.

     Interest rate swaps: In a typical interest rate swap agreement, one party agrees to make payments equal to a floating interest rate on a specified amount (the "notional amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well.

     Provided the contract so permits, a Fund will usually enter into swaps on a "net" basis: that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

     Interest rate caps, floors and collars: The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

      Currency, index and equity swaps, caps, floors and collars: Currency, index, and equity swaps, caps, floors, and collars are similar to those for interest rates described in the two preceding paragraphs above, except that, rather than being determined by variations in specified interest rates, the obligations of the parties are determined by variations in a specified currency, interest rate index, or equity index, as the case may be.

     Risks and purposes of these other derivatives: The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap, floor or collar. If a Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid.

     Swaps, caps, floors and collars tend to be more volatile than many other types of investments. Nevertheless, a Fund will use these techniques only as a risk management tool and not for purposes of leveraging the Fund's market exposure or its exposure to changing interest rates, security values or currency values. Rather, a Fund will use these transactions only to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. Nor will a Fund sell interest rate caps, floors or collars if it does not own securities providing the interest that the Fund may be required to pay under such derivative instruments. Finally, of course, a Fund may use these derivative instruments only in ways that are consistent with its investment objective.

     The use of swaps, caps, floors and collars involves investment techniques and risks different from those associated with other portfolio security transactions. If the subadviser is incorrect in its forecasts of market values, interest rates, currency rates and other applicable factors, the investment performance of a Fund will be less favorable than if these techniques had not been used.

     These instruments are typically not traded on exchanges. Accordingly, there is a heightened risk that the other party to certain of these instruments will not perform its obligations to the Fund. None of the Funds will enter into any swap, cap, floor, or collar, unless the other party to the transaction is deemed creditworthy by the subadviser.

     There also is a risk that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its investment under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. In recent years, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

     The liquidity of swaps, caps, floors and collars will be determined by the subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the instrument (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Such determinations will govern whether the instrument will be deemed within the Fund's 15% restriction on investments in securities that are not readily marketable.

     Segregation requirements for these derivatives: Each Fund will maintain cash or liquid high grade debt securities in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under swaps, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

22.  Investing in Other Investment Companies

     Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which that Fund may otherwise invest. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including advisory and administration fees, except as specifically stated otherwise in the paragraphs that follow.

     Using other investment companies to gain exposure to certain foreign securities: Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical (or only way) for a Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company," regardless of whether such "passive foreign investment company" makes distributions to the Fund.

     The Emerging Markets Equity Fund is the most likely to make significant investments in other investment companies to gain exposure to foreign securities; and John Hancock and the subadviser have agreed to waive their own management fees with respect to the portion of that Fund's assets invested in other open-end (but not closed-end) investment companies. (An "open end" company is one whose shares are freely redeemable. A "closed end" company is one whose shares can generally be disposed of only in market transactions, as opposed to redemptions.)

     The International Equity Index Fund is likely to invest in closed-end investment companies known as "country funds" or passive foreign investment companies. The International Equity Fund may also purchase shares of investment companies investing primarily in foreign securities, including country funds.

     The Large Cap Value CORE and International Equity Funds may invest in World Equity Benchmark Shares ("WEBS") and other investment company securities that represent a similar interest in securities included in a foreign securities index. (These securities are similar in structure to the SPDR's discussed below.)

     Investing in Standard & Poor's Depository Receipts (SPDR's): The Equity Index, Large Cap Value CORE, and Small/Mid Cap CORE Funds may, consistent with their investment objectives, purchase Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is a regulated investment company that is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs.

     Investing in money market fund shares: A Fund may also invest in money market funds managed by its subadviser in reliance upon an exemptive order received by its subadviser from the SEC. Such exemptive orders may permit funds managed by the subadviser to invest in money market funds managed by it, to an extent in excess of amounts otherwise permitted by the Investment Company Act. The subadviser to the Mid Cap Growth Fund will remit the fees it receives from money market funds it manages, to the extent such fees are based on the Mid Cap Growth Fund's assets, to the Mid Cap Growth Fund. Nor are the Large Cap Value and International Opportunities Funds charged any investment management fees for investments in money market funds managed by their subadvisers.

23.  Purchasing "When Issued" Securities and Forward Commitments

     All Funds (other than the Growth & Income and Money Market Funds) may purchase securities on a when issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuations, and no interest accrues to the purchaser during this period.

     In addition, these Funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), because new issues of securities are typically offered to investors on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund's other assets. Although a Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to settlement if its subadviser deems it appropriate to do so.

     Asset segregation requirement for these transactions. Each Fund will maintain in a segregated account with its custodian cash or liquid high grade debt securities that at all times equal the amount of its when issued and forward commitments.

24.  Short-Term Trading

     All Funds can use short-term trading of securities as a means of managing their portfolios to achieve their investment objectives. As used herein, "short-term trading" means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time, in some instances for less than three months. A Fund may engage in short-term trading to the extent that the subadviser believes the transactions, net of costs (including commissions, if any), will benefit the Fund. Generally speaking, short-term trading can be expected to generate expenses for a Fund that would not be incurred by a Fund that did not engage in that practice.

25.  Entering Into Repurchase Agreements

     All of the Funds may enter into repurchase agreements.

     A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (e.g., 7 days), subject to the seller's obligation to repurchase the security at a fixed time and price (representing the Fund's cost plus interest). Repurchase agreements will be entered into only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

     The Managed, Aggressive Balanced, Growth & Income, Large Cap Growth, Real Estate Equity, Active Bond and Money Market Funds may not invest in repurchase agreements maturing in more than 7 days. No other Fund will invest in repurchase agreements maturing in more than 7 days if that investment, together with any other investments deemed "illiquid," would exceed 15% of the Fund's net assets.

     Each Fund has a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian or sub-custodian, either physically or in book-entry form, and that the collateral must be marked-to-market daily to ensure that each repurchase agreement is fully "collateralized" at all times. In the event of a bankruptcy or other default by a seller of a repurchase agreement, however, the Fund could experience delays in liquidating the underlying securities and could experience losses (including the possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and expenses of enforcing its rights).

26.  Participating in Joint Trading Accounts

     John Hancock has established a "joint trading account" that all Funds, in the discretion of their subadvisers, can use to invest relatively small amounts of cash on a more favorable basis than they could do individually. John Hancock is responsible for investing the aggregate cash balances in the joint trading account into one or more repurchase agreements, as described in Section 25. above, or in other money market instruments. The joint trading account was established pursuant to an order of the SEC and the following Funds regularly participate in it: the Managed, Aggressive Balanced, Growth & Income, Large Cap Growth, Large/Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Small Cap Value, International Equity Index, High Yield Bond and Money Market Funds.

     Each Fund is also free to participate in any similar joint trading account that their subadviser operates for mutual fund assets managed by it. These other joint trading accounts would be operated pursuant to their own SEC exemptive orders, and the following Funds currently participate in such other joint trading accounts: the Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, International Equity, and Active Bond Funds.

     In each case, the subadviser that operates one of these joint trading accounts is responsible for ensuring that all repurchase agreements acquired through these accounts are at all times fully collateralized.

27.  Lending of Fund Securities

     In order to generate additional income, all Funds may, and most do, lend securities from their portfolios to brokers, dealers and financial institutions such as banks and trust companies. Such loans will be secured by collateral consisting of cash or U.S. Government securities, which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Fund receives the income (if any) on the loaned securities, as well as additional compensation for making the loan. Cash collateral may be invested in short-term securities, which will increase the current income of the Fund. Such loans will not be for more than 60 days and will be terminable by the Fund at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise rights of a holder thereof including receiving interest or other distributions or exercising voting rights. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.

     Lending of portfolio securities involves a risk of failure by the borrower to return the loaned securities, in which event the Fund may incur a loss. However, most of the Funds' loans of securities are pursuant to an arrangement with State Street Bank & Trust Company, the Trust's primary custodian. Under these arrangements, State Street Bank & Trust Company guarantees the Trust against any loss or damages that any Fund incurs as a result of the borrower failing to return the Fund's securities in accordance with the terms of the loan. No Fund will lend portfolio securities having a total value in excess of 33 1/3% of its total assets.

28.  Using Reverse Repurchase Agreements and Mortgage "Dollar Rolls"

     The Short-Term Bond and Money Market Funds may enter into reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions (discussed below). In a reverse repurchase agreement, the Fund sells a security and enters into an agreement to repurchase the security at a specified future date, but at a lower price. The Fund generally retains the right to interest and principal payments on the security, as well as use of the proceeds while the repurchase agreement is outstanding.

     The Managed, Aggressive Balanced, Short-Term Bond, Bond Index, Active Bond, and Global Bond Funds may enter into mortgage dollar rolls, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities at a specified future date and price. While the Fund foregoes principal and interest paid on the mortgage-backed securities during the "roll" period, the Fund is compensated by the difference between the current sale price and the lower price for the future purchase as well as by any return earned on the proceeds of the initial sale.

     The mortgage dollar rolls and reverse repurchase agreements entered into by a Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment-grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreement. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions could be considered to involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Trust does not believe that such arbitrage transactions present the risks to the Fund that are associated with other types of leverage.

     Asset segregation requirements for reverse repurchase agreements and mortgage dollar rolls: Each Fund will set aside in a segregated account with its custodian liquid assets that at all times are at least equal to its obligations under outstanding reverse repurchase agreements and mortgage dollar rolls it has entered into.

29.  Investing in Rule 144A and Illiquid Securities

     All Funds, other than the Growth & Income, Large Cap Growth and Real Estate Equity Funds, may purchase unregistered securities that are eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. Case-by-case determinations are made whether each issue of Rule 144A securities owned by the Fund is an illiquid security.

     If illiquid, a Rule 144A security may not be purchased by the Money Market Fund. Nor may the Money Market Fund purchase any other investments that are deemed to be illiquid, if the total of all its illiquid assets would be more than 10% of its net assets. Each Fund other than the Money Market Fund, however, may purchase illiquid Rule 144A securities, or other illiquid assets if, and only if, the total of all the Fund's illiquid assets would not thereby be made to exceed 15% of the Fund's net assets.


                 THE FUNDS' FUNDAMENTAL INVESTMENT RESTRICTIONS

     The Funds' investment objectives and strategies may, in general, be changed without the approval of shareholders.

In a few cases, however, the Investment Company Act requires such approval. In addition, the Trust has adopted as "fundamental" the below-listed restrictions relating to the investment of each Fund's assets. That these restrictions are "fundamental" policies means that they may not be changed for any Fund without the approval of a majority of the outstanding voting shares of each affected Fund. (The term "majority of the outstanding voting shares" means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares.)

     To the extent the Trust's prospectus or this Statement of Additional Information anywhere sets forth investment restrictions more restrictive than the fundamental restrictions described below, the more restrictive limitation controls; but any such more restrictive limitation may be changed without any shareholder approval, subject to the below fundamental restrictions.

     As a matter of fundamental policy, no Fund will:

     (1) Purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust or an interest in a pool of real estate mortgage loans is not treated as an interest in real estate. Investments of the type permitted in the Real Estate Equity Fund are not deemed interests in real estate for the purposes of this restriction.

     (2) Make loans, other than through the acquisition of obligations in which the Fund may invest consistent with its objective and investment policies, except that each Fund may lend portfolio securities not having a value in excess of 33 1/3% of the Fund's total assets.

     (3) Invest in commodities or in commodity contracts or in puts, calls or a combination of both, except that

         (A) the Managed, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Growth, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Value, Mid Cap Growth, Fundamental Mid Cap Growth, Mid Cap Blend, Small/Mid Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may

             (i) write call options on, and purchase put options covered by, securities held by them and purchase and sell options to close out positions thus established, provided that no such covered call or put option position will be established in the Large Cap Growth Fund if more than one-third of the Fund's total assets would immediately thereafter be subject to such call and put options,

             (ii) purchase options on stock indexes and write such options to close out positions previously established, and

             (iii) enter into financial futures contracts or purchase options on such contracts, and effect offsetting transactions to close out such positions previously established; provided that, (a) as to the Large Cap Value, Large Cap Growth, Mid Cap Value, and Small Cap Value Funds, no position in financial futures, options thereon or options on securities indexes will be established if, immediately thereafter, the then-current aggregate value of all securities owned or to be acquired by the Fund which are hedged by such instruments exceeds one-third of the value of its total assets and (b) as to such Funds, and as to the Equity Index and International Opportunities Funds, no futures position or position in options on futures will be established if, immediately thereafter, the total of the initial margin deposits required by commodities exchanges with respect to all open futures positions at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the Fund's total assets;

         (B) with respect to the Managed, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Value, Mid Cap Growth, Fundamental Mid Cap Growth, Mid Cap Blend, Small/Mid Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Active Bond, Global Bond, and High Yield Bond Funds, forward foreign exchange contracts, forward commitments, and when issued securities are not deemed to be commodities or commodity contracts or puts or calls for the purposes of this restriction;

         (C) the Managed, Aggressive Balanced, Mid Cap Growth, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may, in addition to the activities permitted in (A) and (B) above,

             (i) write put and call options on securities and market indexes, if such positions are covered by other securities or outstanding put and call positions of the Fund, and purchase put and call options to close out any positions thus established, and

             (ii) enter into futures contracts on securities or market indexes, or purchase or write put or call options on such futures contracts, for hedging or speculative (non-hedging) purposes, and enter into offsetting transactions to close out any positions thus established; provided that none of these Funds may purchase, sell or write such futures or options other than for bona fide hedging purposes if immediately thereafter the Fund's margin deposits on such non-hedging positions, plus the amount of premiums paid for outstanding options on futures contracts that are not for bona fide hedging purposes (less any amount by which any such option is "in the money" at the time of purchase) exceeds 5% of the market value of the Fund's net assets;

         (D) the Active Bond Fund may enter into futures contracts and purchase or write options thereon to the same extent as is permitted in (C), above, with respect to the Funds listed therein; and

         (E) the Managed, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Value, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small/Mid Cap Value, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Global Bond, and High Yield Bond Funds may purchase or write put or call options on foreign currencies, may purchase put or call options on securities, and may enter into closing transactions with respect to any of such options.

     (4) Engage in the underwriting of securities of other issuers, except to the extent the Fund may be deemed an underwriter in selling as part of an offering registered under the Securities Act of 1933 securities which it has acquired.

     (5) Borrow money, except from banks as a temporary measure where such borrowings would not exceed 5% of the market value of total assets of the Fund as of the time each such borrowing is made, or 10% as to the Aggressive Balanced, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Fundamental Growth, Mid Cap Blend, Small/Mid Cap Value, Small/Mid Cap CORE, Global Equity, International Equity Index, International Equity, Emerging Markets Equity, Bond Index and High Yield Bond Funds, subject to a non-fundamental policy that none of these Funds will make additional investments at any time when such borrowings plus any amounts payable by the Fund under reverse repurchase agreements exceed 5% of that Fund's total assets.

     (6) Except as set forth in the following sentence, neither the Managed and Active Bond Funds, nor the Growth & Income, Large Cap Growth, Real Estate Equity, or Money Market Funds may purchase securities which are subject to legal or contractual delays in or restrictions on resale. The Managed and Active Bond Funds may, however, purchase restricted securities, including those eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933, subject to a non fundamental restriction limiting all illiquid securities held by each Fund to not more than 15% of the Trust's net assets.

     (7) Purchase securities on margin, except for short-term credits as may be necessary for the clearance of purchases or sales of securities, or effect a short sale of any security. Neither the use of futures contracts as permitted by restriction (3), above nor the use of option contracts as permitted by restriction (3) above, shall be deemed to be the purchase of a security on margin.

     (8) Invest for the purpose of exercising control over or management of any company.

     (9) Unless received as a dividend or as a result of an offer of exchange approved by the Securities and Exchange Commission ("SEC") or of a plan of reorganization, purchase or otherwise acquire any security issued by an investment company if the Fund would immediately thereafter own (a) more than 3% of the outstanding voting stock of the investment company, (b) securities of the investment company having an aggregate value in excess of 5% of the Fund's total assets, (c) securities of investment companies having an aggregate value in excess of 10% of the Fund's total assets, or (d) together with investment companies having the same investment adviser as the Fund (and companies controlled by such investment companies), more than 10% of the outstanding voting stock of any registered closed-end investment company. A real estate or mortgage investment trust is not considered an investment company. This restriction (9) does not apply to the Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Value, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small/Mid Cap Value, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Equity, Global Balanced, International Opportunities, Emerging Markets Equity, Bond Index, Global Bond, or High Yield Bond Funds.

     (10) Purchase securities of any issuer, if (a) with respect to 75% of the market value of its total assets, more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, unless such issuer is the United States Government or its agency or instrumentality, or (b) such purchase would result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This restriction (10) does not apply to the Large Cap Aggressive Growth, Mid Cap Growth or Global Balanced Funds.

     (11) Issue senior securities. For the purposes of this restriction, the following shall not be deemed to be the issuance of a senior security: the use of futures contracts as permitted by restriction (3), above; the use of option contracts as permitted by restriction (3), above; and the use of foreign currency contracts.

     The Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Value, Mid Cap Growth, Fundamental Mid Cap Growth, Mid Cap Blend, Small/Mid Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Active Bond, Global Bond, and High Yield Bond Funds will not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of the Trust's investments in such industry would exceed 25% of its total assets taken at market value. For the purpose of this restriction, telephone, water, gas and electric public utilities are each regarded as separate industries, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parent. In conformity with its understanding of current interpretations of the Investment Company Act by the staff of the SEC, the Trust, as a non-fundamental policy, interprets this limitation not to apply to securities issued by the Federal government, or state and local governments within the U.S., or political subdivisions thereof; but this exception does not apply to securities of foreign government entities. If these interpretations change, however, the Trust may modify its practices to conform to such changes.

     For purposes of any restrictions or limitation to which the Trust is subject, no Fund, by entering into any futures contract or acquiring or writing any option thereon or on any security or market index, shall be deemed

     (1) to have acquired or invested in any securities of any exchange or clearing corporation for any such instrument or

     (2) to have acquired or invested in any debt obligations or in any stocks comprising indexes on which such instrument is based, but which the Fund does not hold directly in its portfolio.


                  BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

     The Board of Trustees of the Trust is responsible for overall management of the Trust. The Board may exercise all powers of the Trust, except those powers which are conferred solely upon or reserved to the shareholders. The following table provides information about the members of the Board of Trustees and the officers of the Trust:



Name, Address and Age                Positions Held With Trust     Principal Occupation(s) During Past Five Years
---------------------                -------------------------     ----------------------------------------------
Michele G. Van Leer* (age 42)                                      Senior Vice President, Product Management, John
John Hancock Place                   Chairman and Trustee          Hancock Life Insurance Company; President &
Boston, Massachusetts 02117                                        Director, John Hancock Variable Life Insurance
                                                                   Company

                                                                   Senior Vice President, Product Management, John
                                                                   Hancock Life Insurance Company; President &
                                                                   Director, John Hancock Variable Life Insurance
                                                                   Company
Thomas J. Lee* (age 45)              Vice Chairman, President      Vice President, Life and Annuity Services, John
John Hancock Place                   and Trustee                   Hancock Life Insurance Company; Director, John
Boston, Massachusetts 02117                                        Hancock Variable Life Insurance Company


Elizabeth G. Cook (age 62)           Trustee                       Expressive Arts Therapist, Dana-Farber Cancer
85 East India Row                                                  Institute; President, The Advertising Club of
Boston, Massachusetts 02110                                        Greater Boston




Name, Address and Age                Positions Held With Trust     Principal Occupation(s) During Past Five Years
---------------------                -------------------------     ----------------------------------------------
Diane C. Kessler (age 53)            Trustee                       Executive Director, Massachusetts Council of Churches
325 Parker Street
Newton Centre
Massachusetts 02159

Robert Verdonck (age 54)             Trustee                       President and Chief Executive Officer, East
One Bennington Street                                              Boston Savings Bank
East Boston
Massachusetts 02128

Hassell H. McClellan (age 54)        Trustee                       Professor and Graduate Dean, The Graduate
Boston College                                                     School of the
Graduate School of Management                                      Wallace E. Carroll School of Management, Boston
Fulton 320                                                         College
140 Commonwealth Avenue
Chestnut Hill, Massachusetts
02467

Raymond F. Skiba (age 54)            Treasurer                     Director, Fund Operations, John Hancock Life
John Hancock Place                                                 Insurance Company
Boston, Massachusetts 02117

Karen Q. Visconti (age 47)           Secretary                     Senior Marketing Consultant,
John Hancock Place                                                 Life Product Management
Boston, Massachusetts  02117


* Ms. Van Leer and Mr. Lee are the only Trustees who are "interested persons" as defined in the Investment Company Act. They also constitute the Trust's Executive Committee. The Executive Committee may from time to time be delegated power to act on behalf of the Board of Trustees, except with repect to declarations of dividends or distributions, recommendations to the shareholders on actions requiring shareholder approval, changes to the Trust's bylaws, or mergers or share exchanges which do not require shareholder approval.

     Certain members of the Trust's Board of Trustees may own either variable annuity contracts or variable life insurance policies that are supported by one of the Separate Accounts and, in that sense, have an interest in shares of the Trust.

The combined interest of all the Trust's officers and Trustees, however, does not aggregate as much as 1% of any Fund's net assets.

     Compensation paid by the Trust to its current disinterested Trustees during 1999 was as follows:

                    Ms. Cook              $46,600.00
                    Ms. Kessler           $30,550.00
                    Mr. Verdonk           $30,250.00

The Trust paid no compensation to any other officer or Trustee.

                        INVESTMENT ADVISORY ARRANGEMENTS

The Trust's Investment Advisory Arrangements With John Hancock

     John Hancock, the Trust's investment adviser, is a Massachusetts corporation. Until February 1, 2000, John Hancock was a mutual life insurance company. Now, it is a subsidiary of John Hancock Financial Services, Inc., a publicly-traded holding company. John Hancock provides advisory services to the Fund pursuant to several investment advisory agreements. Each Fund is party to one of these investment advisory agreements with John Hancock.

     The Trust pays John Hancock investment advisory fees at the following rates:

                                                        John Hancock's Investment Advisory Fee
                                                        as an Annual Percentage of Each Portion
Fund                                                    of the Fund's Average Daily Net Assets
----                                                    --------------------------------------
Managed                                  .40% of first $500 million; .35% of next $500 million; .30% above $1
Large Cap Growth                         billion

Growth & Income                          .25%

Aggressive Balanced                      .675% of first $250 million; .625% of next $250 million; .60% above $500 million

Large Cap Value CORE                     .75% of first $50 million; .65% 0f next $150 million; .60% above $200 million

Large Cap Aggressive Growth              1.00% of first $10 million; .875% of next $10 million; .75% above $20 million

Active Bond                              .25%

Money Market                             .25%

Small Cap Growth                         .75%

Large Cap Value                          .75% of first $100 million; .70% of next $150 million; .65% above $250 million

Equity Index                             .15% of first $75 million; .14% of next $50 million; .13% above $125 million

Large/Mid Cap Value                      .95% of first $25 million; .85% of next $25 million; .75%  of next $50 million; 65% above $100 million

Small Cap Value                          .80% of first $100 million; .75% of next $100 million; .65% above $200 million

Mid Cap Value                            .80% of first $100 million; .775% of next $150 million; .75% of next
                                         $250 million; .725% of next $250 million; .70% above $750 million

Mid Cap Growth                           .85% of first $100 million; .80% above $100 million


                                                          John Hancock's Investment Advisory Fee
                                                          as an Annual Percentage of Each Portion
Fund - continued                                    of the Fund's Average Daily Net Assets - continued
----------------                                    --------------------------------------------------

Fundamental Mid Cap Growth               .85% of first $50 million; .80% of next $50 million; .75% of next $50 million; .70% above $150 million

Real Estate Equity                       .60% of first $300 million; .50% of next $500 million; .40% above $800 million

Mid Cap Blend                            .85% of first $250 million; .80% of next $250 million; .75% above $500 million

Small/Mid Cap Growth                     .75% of first $250 million; .70% of next $250 million; .65% above $500 million

Small/Mid Cap Value                      .95% of first $100 million; .90% of next $150 million; .85% over $250 million

Small/Mid Cap CORE                       .80% of first $50 million; .70% above $50 million

Global Equity                            .90% of first $50 million; .80% of next $100 million; .70% above $150 million

Global Balanced                          .85% of first $100 million; .70% above $100 million

International Equity Index               .18% of first $100 million; .15% of next $100 million; .11% above $200 million

International Equity                     1.00% of first $50 million; .95% of next $150 million; .90% above $200 million

International Opportunities              1.00% of first $20 million; .85% of next $30 million; .75% above $50 million

Emerging Markets Equity                  1.30% of first $10 million; 1.20% of next $140 million; 1.10% above $150 million

Short-Term Bond                          .30%

Bond Index                               .15% of first $100 million; .13% of next $150 million; .11% above $250 million

Global Bond                              .75% of first $25 million; .65% of next $50 million; .55 of next $75 million; .50% above $150 million

High Yield Bond                          .65% of first $100 million; .60% of next $100 million; .50% above $200 million


     Under its investment advisory agreements with the Trust, John Hancock advises the Trust in connection with policy and strategy decisions; provides administration of much of the Trust's day-to-day operations; serves as the Trust's transfer agent and dividend disbursing agent; prepares the Trust's financial statements; maintains records required by the Investment Company Act of 1940; and supervises activities of the subadvisers (discussed below) and of other service providers to the Trust. John Hancock also provides the Trust with office space, supplies and other facilities required for the business of the Trust. John Hancock pays the compensation of Trust officers and employees and the expenses of clerical services relating to the administration of the Trust. To the extent that any administrative or legal services for the Trust are provided by John Hancock's Law Department, however, John Hancock charges the Trust separately, and the Trust pays such charges in accordance with the terms of the investment advisory agreements.

     All other expenses not expressly assumed by John Hancock under the investment advisory agreements are paid by the Trust. These include, but are not limited to, the Trust's taxes (if any); custodian fees; auditing fees; brokerage commissions; advisory fees; the compensation of Trustees who are not affiliated with John Hancock; the Trust's fidelity bond coverage; the costs of printing and distributing annual and semi-annual reports and voting materials to holders of variable annuity contracts and variable life insurance policies that participate in the Trust; tabulating votes; fees for certain accounting, valuation, and compliance services; legal fees; SEC registration costs; proxy costs; costs of organizing any new Funds; and other expenses related to the Trust's operations.

The Trust's Arrangements With Subadvisers

     Set forth below are the names to the Funds' subadvisers and certain persons who may control them.

            Subadviser                                                                     General Nature
           and the Funds                 Subadviser's                                            of
            It Manages                Controlling Person      Basis of Control        Control Person's Business
            ----------                ------------------      ----------------        -------------------------
1.  Independence Investment           John Hancock         Indirectly owns 100%     Financial services holding
    Associates, Inc. (Managed,        Financial Services   of voting stock          company
    Growth & Income, Large Cap        Inc.
    Growth, Real Estate Equity,
    Short-Term Bond, Aggressive       John Hancock Life    Indirectly owns 100%     Life insurance and other
    Balanced, and Mid-Cap Blend       Insurance Company    of voting stock          financial services provided
    Funds)                                                                          directly or through subsidiaries

2.  John Hancock Advisers, Inc.       Same as 1. above.
    (Small Cap Growth and Active
    Bond Funds)

3.  State Street Bank & Trust         State Street         Owns 100% of the         Financial services holding
    Company (Equity Index Fund)       Corporation          subadviser               company

4.  T. Rowe Price Associates, Inc.    None                                          Publicly traded investment
    (Large Cap Value Fund)                                                          adviser and financial services
                                                                                    company

5.  Neuberger & Berman, LLC (Mid      Neuberger Berman     Owns 100% of the         Financial services holding
    Cap Value Fund)                   Inc.                 subadviser               company

6.  Janus Capital Corporation         Kansas City          Indirectly owns 82% of   Publicly traded transportation
    (Mid Cap Growth Fund)             Southern             the subadviser           and financial services company
                                      Industries, Inc.

                                      Thomas H. Bailey     Owns 12% of the          Private Investor
                                                           subadviser and, by
                                                           contract, may elect
                                                           majority of the
                                                           subadviser's directors



               Subadviser                                                                  General Nature
              and the Funds               Subadviser's                                           of
         It Manages - continued        Controlling Person     Basis of Control        Control Person's Business
         ----------------------        ------------------     ----------------        -------------------------
 7.  Goldman Sachs Asset Management    Goldman Sachs & Co.  The subadviser is a      Publicly traded investment
     (Small/Mid Cap CORE, Large Cap                         unit of the Investment   banking and financial services
     Value CORE, and International                          Management Division of   company
     Equity Funds                                           Goldman Sachs & Co.

 8.  INVESCO Management & Research,    AMVESCAP, Inc.       Indirectly owns 100%     Financial services holding
     Inc. (Small Cap Value Fund)                            of voting stock          company

 9.  Scudder Kemper Investments Inc.   Zurich Financial     Indirectly owns 72.7%    Insurance and other financial
     (Global Equity Fund)              Services             of the subadviser        services

10.  Brinson Partners, Inc. (Global    UBS AG               Indirectly owns 100%     Full service global financial
     Balanced Fund)                                         of voting stock          services company

11.  Independence Inter-national       John Hancock         Indirectly owns 100%     Financial services holding
     Associates, Inc. (International   Financial Services   of voting stock          company
     Equity Index Fund)                Inc.

                                       John Hancock Life    Indirectly owns 100%     Life insurance and other
                                       Insurance Company    of voting stock          financial services provided
                                                                                     directly or through subsidiaries

                                       Independence         Owns 100% of voting      Investment manager and adviser
                                       Investment           stock
                                       Associates, Inc.

12.  Rowe Price Fleming                T. Rowe Price        Owns 50% of the          Publicly traded investment
     International, Inc.               Asociates, Inc.      subadviser               adviser and financial services
     (International Opportunities                                                    company;
     Fund)                             Robert Fleming                                Financial services company
                                       Holdings, Ltd.       Owns, directly and
                                                            indirectly, 50% of the
                                                            subadviser

13.  Morgan Stanley Dean Witter        Morgan Stanley       Directly owns 100% of
     Investment Management Inc.        Dean Witter & Co.    voting stock
     (Emerging Markets Equity Fund)

14.  Mellon Bond Associates, LLP       Mellon Financial     Directly owns 100% of    Bank holding company
     (Bond Index Fund)                 Corporation          the subadviser

15.  J.P. Morgan Investment            J.P.Morgan & Co.     Owns 100% of the         Financial services holding
     Management Inc. (Global Bond      Incorporated         subadviser               company
     Fund)



                Subadviser                Subadviser's                                    General Nature
              and the Funds            Controlling Person                                       of
         It Manages - continued                             Basis of Control         Control Person's Business
         ----------------------                             ----------------         -------------------------
16.  Wellington Management Company,    Laurie A. Gabriel;   Managing Partners        Investment management
     LLP (High Yield Bond, Small/Mid   Duncan M.
     Cap Growth, and Large/Mid Cap     McFarland;
     Value Funds)                      John R. Ryan

17.  Alliance Capital Management,      The Equitable Life   ELAS and its             Life insurance and other
     LLP (Large Cap Aggressive         Assurance Society    subsidiaries owned (as   financial services
     Growth)                           of the U.S.          of 11/1/99) 55.38%
                                       ("ELAS")             partnership interest
                                                            in the subadviser

18.  The Boston Company Asset          Mellon Financial     The subadviser is an     Financial services holding
     Management, LLC (Small/Mid Cap    Corporation          indirect wholly owned    company
     Value Fund)                       ("Mellon")           subsidiary of Mellon

19.  OppenheimerFunds, Inc.            Massachusetts        MML indirectly owns a    Life insurance and other
     (Fundamental Mid Cap Growth       Mutual Life          majority of  the         financial services
     Fund)                             Insurance Company    subadviser's voting
                                       ("MML")              stock


     Set forth below are the sub-advisory fees that John Hancock pays the subadvisers for each Fund. The below fees are paid by John Hancock and not by the Funds.


                              Subadvisory Fees Payable by John Hancock, as a
       Fund                  Percentage of Each Fund's Average Daily Net Assets
       ----                  --------------------------------------------------
Large Cap Growth             .30% of first $500 million; .2625% of next $500
Managed                      million; and .225% above $1 billion

Growth & Income              .1875%
Active Bond

Real Estate Equity           .30% of first $300 million; .25% of next $500
                             million; and .20% above $800 million

Short-Term Bond              .19% of first $250 million; .17% of next $250
                             million; and .15% above $500 million

Aggressive Balanced          .325% of first $250 million; .275% of next $250
                             million; and .25% above $500 million

Mid Cap Blend                .40% of first $250 million; .35% of next $250
                             million; and .30% above $500 million

Small Cap Growth             .50%

Equity Index                 .07% of first $75 million; .06% of next $50
                             million; .05% of next $275 million; and .03% above $400 million

                       Subadvisory Fees Payable by John Hancock, as a Percentage
Fund - continued          of Each Fund's Average Daily Net Assets - continued
----------------          ---------------------------------------------------

Large Cap Value              .50% of first $100 million; .45% of next $150
Fund                         million; and .40% above $250 million

Mid Cap Value Fund           .50% of first $100 million; .475% of next $150
                             million; .45% of next $250 million; .425% of next
                             $250 million; and .40% above $750 million

Mid Cap Growth               .60% of first $100 million;  .55% of the next
                             $400 million; and .45% above $500 million

Small/Mid Cap                .60% of first $50 million; and .50% above $50
CORE                         million

Large Cap Value              .40% of first $50 million; .30% of next $150
CORE                         million; and .25% above $200 million

International Equity         .60% of first $50 million; .55% of next $150
                             million; and .50% above $200 million

Small Cap Value              .55% of first $100 million; .50% of next $100
                             million; and .40% above $200 million

Global Equity                .70% of first $50 million; .60% of next $100
                             million; and .50% above $150 million

Global Balanced              .50% of first $100 million; and .35% above $100
                             million

International Equity         .125% of first $100 million; .10% of next $100
Index                        million; and .06% above $200 million

International                .75% of first $20 million; .60% of next $30
Opportunities                million; .50% of next $150 million; and .50% of
                             all assets if the Fund reaches $200 million of net assets

Emerging Markets             1.10% of first $10 million; .90% of next $140
Equity                       million; and .80% above $150 million.

Bond Index                   .08% of first $100 million; .06% of next $150
                             million; and .04% above $250 million

Global Bond                  .50% of first $25 million; .40% of next $50
                             million; .30% of next $75 million; and .25% above
                             $150 million

High Yield Bond              .50% of first $100 million; .45% of next $100
                             million; and .35% above $200 million.

Small/Mid Cap                .55% of first $100 million; .45% of next $100
Growth                       million; and .40% above $200 million

Large/Mid Cap                .60% of first $25 million; .50% of next $25
Value                        million; .40% of next $50 million; and .30% above
                             $100 million

Large Cap                    .75% of first $10 million; .625% of next $10
Aggressive Growth            million; and .50% above $20 million

Small/Mid Cap                .65% of first $100 million; .60% of next $150
Value                        million; and .55% above $250 million

Fundamental Mid              .50% of the first $50 million; .45% of next $50
Cap Growth                   million; .40% of next $50 million; and .35% above
                             $150 million

Dollar Amounts of Advisory Fees, Subadvisory Fees, and Expense Reimbursements

     Set out below are the dollar amounts of advisory fees that the Trust paid to John Hancock and the subadvisory fees that John Hancock paid to subadvisers for the past three years:


Fund                                               Investment Adviser                                 Subadvisers*
----                                  ----------------------------------------------------------------------------------------------

                                         1999             1998            1997           1999             1998            1997
                                         ----             ----            ----           ----             ----            ----
Aggressive Balanced .............     $    23,956              --              --     $    11,118              --              --
Managed .........................      10,789,553       9,825,708       8,515,377       8,001,416       7,369,096       6,386,533
Growth & Income .................       9,806,770       7,959,851       6,125,461       7,269,220       5,970,179       4,532,841
Equity Index ....................         448,044         270,965          95,900         181,624         134,418          33,565
Large Cap Value .................       1,087,807         746,229         328,969         710,068         497,498         219,423
Large Cap Value CORE ............          13,622              --              --           6,990              --              --
Large Cap Growth ................       4,378,106       3,445,963       2,520,205       3,250,179       2,584,378       1,890,154
Large Cap Aggressive
   Growth .......................          38,421              --              --          27,498              --              --
Large/Mid Cap Value .............          16,857              --              --          10,259              --              --
Mid Cap Value ...................         735,223         708,164         251,970         469,451         486,843         173,229
Mid Cap Growth ..................       1,646,277         506,917         230,304       1,119,977         357,811         162,595
Real Estate Equity ..............         835,184       1,071,226       1,052,761         413,496         535,611         526,381
Small/Mid Cap Value .............          15,837              --              --          10,454              --              --
Small/Mid Cap Growth ............       1,360,053       1,490,558       1,564,619         902,527         993,730       1,043,601
Fundamental Mid Cap
   Growth .......................          17,491              --              --           9,805              --              --
Mid Cap Blend ...................          13,034              --              --           6,703              --              --
Small/Mid Cap CORE ..............          47,616          24,490              --          35,177          18,367              --
Small Cap Value .................         512,633         444,992         187,062         348,363         305,920         128,605
Small Cap Growth ................         732,594         420,449         251,331         478,916         280,306         167,638
Global Equity ...................         157,808          87,055              --         121,054          67,708              --
International Balanced ..........         253,044         235,511         214,682         147,136         138,538         126,233
International Equity Index ......         313,649         503,992         968,010         210,822         339,357         645,663
International Equity ............          35,992              --              --          20,788              --              --
International
   Opportunities ................         582,128         440,905         234,405         409,561         821,925         175,804
Emerging Markets
   Equity .......................         182,265          67,915              --         145,114          57,466              --
Short-Term Bond .................         216,170         192,680         220,493         135,464         122,022          83,787
Bond Index ......................          48,433          26,490              --          25,498          14,128              --
Active Bond .....................       2,214,912       2,127,466       4,243,027       1,643,765       1,595,666       1,410,726
Global Bond .....................         488,070         328,177         142,441         306,570         211,575          95,008
High Yield Bond .................         111,177          49,428              --          84,425          38,023              --
Money Market ....................         965,427         748,405         564,173         953,183              --              --


-------------------------

* Paying these fees to the sub-advisers is solely the responsibility of John Hancock and not the Trust.

     Under the investment advisory agreements, for any fiscal year in which the normal operating costs and expenses of any Fund, exclusive of the investment advisory fee, interest, brokerage commissions, taxes and extraordinary expenses outside the control of John Hancock exceed 0.10% (.25% prior to April 23, 1999) of that Fund's average daily net assets, John Hancock will reimburse that Fund in an amount equal to such excess. These reimbursements have been as follows for the past three years (rounded to the nearest $1,000):

                                              1999         1998          1997
                                              ----         ----          ----

Aggressive Balanced ...................     $  6,609           --           --
Equity Index ..........................      275,336      543,000      217,000
Large Cap Value .......................           --           --       25,000
Large Cap Value CORE ..................        5,824           --           --
Large Cap Aggressive Growth ...........        3,504           --           --
Large/Mid Cap Value ...................        6,512           --           --
Mid Cap Value .........................           --           --       29,000
Mid Cap Growth ........................           --       15,000       86,000
Small/Mid Cap Growth ..................        1,790           --           --
Small Cap Value .......................        6,224       17,000       57,000
Small Cap Growth ......................                    27,000       38,000
Global Balanced .......................       91,146      199,000      116,000
International Equity Index ............       21,900      124,000           --
International Equity ..................       21,901           --           --
International Opportunities ...........       92,017      145,000       86,000
Global Bond ...........................        1,445       31,000       61,000
Fundamental Mid Cap Growth ............        2,888           --           --
Mid Cap Blend .........................        6,011           --           --
Small/Mid Cap CORE ....................       77,179      107,000           --
Small/Mid Cap Value ...................        9,254           --           --
Global Equity .........................       62,210      126,000           --
Emerging Markets Equity ...............      294,354      111,000           --
Bond Index ............................       17,185       56,000           --
High Yield Bond .......................       42,314       85,000           --

                    ARRANGEMENTS WITH OTHER SERVICE PROVIDERS
                                  TO THE TRUST

Underwriting and Indemnity Agreement

     Pursuant to an Underwriting and Indemnity Agreement, Signator Investors, Inc. ("Signator") serves as the Trust's principal underwriter, and John Hancock provides certain indemnities to the Trust and its Trustees. Neither Signator nor John Hancock receives any additional compensation from the Trust for the services and indemnities they provide pursuant to the Underwriting and Indemnity Agreement. The offering of the Trust's shares through Signator is a continuous offering on a "best efforts" basis. Signator is a wholly-owned subsidiary of John Hancock and is located at 197 Clarendon Street, Boston, MA 02117.

Custody of the Trust's Assets

     State Street Bank and Trust Company ("State Street Bank") is the primary custodian of the assets of all Funds. State Street Bank's principal business address is 225 Franklin Street, Boston MA 02110. The primary custodian's duties include safeguarding and controlling the Trust's cash and investments, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Fund securities purchased in the United States are maintained in the custody of State Street Bank, although such securities may be deposited in the book-entry system of the Federal Reserve System, with Depository Trust Company, or with other qualified domestic book- entry systems or depositories. Also, pursuant to its agreement with the Trust, State Street Bank provides certain accounting and recordkeeping services to the Trust and generally values the Trust's assets by computing each Fund's net asset value each day. The Trust compensates State Street Bank for these functions through the payment ofan annual custody asset fee of .01% of the total net assets of the Trust, allocated to each Fund based on the percentage of that Fund's total net asssets to the total net asets of the Trust; miscellaneous trasaction charges ranging from $7.00 to $25.00; global asset and transaction fees that vary by the country in which a Fund's assets are held or traded; a monthly accounting fee charge that is allocated to each Fund based on the percentage of that Fund's total net assets to the total net assets of the Trust; valuation and monthly quote charge; special service fees for activities of a non-recurring nature; and reimbursement of specified out-of-pocket expenses.

     Foreign securities are generally held through subcustodian banks and depositories around the world with whom State Street Bank has relationships. In some cases, Funds whose securities are held in this manner may be exposed to greater risks of loss. This is because the soundness of such foreign entities, as well as foreign regulatory practices and procedures, may provide less protection to security holders than is available in the U.S.

     In certain circumstances, brokers may have access to assets that a Fund posts as "margin" in connection with futures and options transactions. In the event of a broker's insolvency or bankruptcy, a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Trust could effect such recovery.

     If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts held through a given broker, it will be entitled immediately to receive from the broker the net amount of such gains. The Trust will request payment of such amounts promptly after notification by the broker that such amounts are due. Thereupon, these assets will be deposited in the Trust's general or segregated account with its primary custodian, as appropriate.

Subadministration  Agreement With State Street Bank

     Pursuant to a subadministration agreement, with the Trust, State Street Bank also provides assistance to John Hancock and the subadvisers in computing total return information for the Trust and in monitoring each Fund's compliance with the Fund's investment objectives and restrictions, as well as compliance with certain other applicable legal requirements, . The Trust compensates State Street Bank for these services through payment of an annual fee that accrues daily and is billed monthly in arrears. The annual fee is based on the average net assets of the Trust and is 0.012% of the first $1 billion of average net assets, 0.0075% of the next $1 of average net assets, and 0.0025% of average net assets after that. Each Fund is allocated the greater of a minimum monthly Fund fee or the basis point annual fee, based on the pro- rata total net asset value of that Fund. The minimum monthly Fund fee is phased-in for new Funds at the rate of 1/12 in month one, 2/12th in month two, increasing incrementally per month until the full monthly minimum is in effect in month 12 ($1,333).

Independent Auditors

     Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, are the independent auditors of the Trust. Ernst & Young audits the financial statements of the Trust, prepares the Trust's tax returns, and renders other advice to the Trust concerning accounting and tax matters. Ernst & Young also meets periodically with the Trust's Board and with the Audit Committee of the Board to discuss matters within the scope of Ernst & Young's activities with respect to the Trust.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Funds pay brokers' commissions, transfer taxes, and other fees relating to their specific portfolio transactions. (Investments in debt securities are, however, generally traded on a "net" basis through issuers or dealers acting for their own account as principals and not as brokers. Therefore, no brokerage commissions are payable on most such transactions, although the price to the Trust usually reflects a dealer "spread" or "mark- up.")

Amounts of Brokerage Paid

     Brokerage commissions paid by the Funds were as follows for the past three years:

                                    1999            1998            1997
                                    ----            ----            ----

Aggressive Balanced .......      $    4,424      $       --      $       --
Managed ...................       2,385,643       1,843,929       1,626,154
Growth & Income ...........       4,741,953       2,673,170       1,646,997
Equity Index ..............          61,865          33,797          31,076
Large Cap Value ...........         110,393          63,944          45,619
Large Cap Value CORE ......           3,240              --              --
Large Cap Growth ..........       1,389,454         815,587         680,933
Large Cap Aggressive Growth          11,885              --              --
Large/Mid Cap Value .......           6,876              --              --
Mid Cap Value .............         383,634         495,154         122,108
Mid Cap Growth ............         245,913         146,033          71,998
Real Estate Equity ........         122,021         177,186         122,897
Fundamental Mid Cap Growth            3,082              --              --
Mid Cap Blend .............           5,586              --              --
Small/Mid Cap Value .......          21,848              --              --
Small/Mid Cap CORE ........          12,371           7,225              --
Small/Mid Cap Growth ......         621,068         893,945       1,876,203
Small Cap Value ...........         284,381         176,549         138,114
Small Cap Growth ..........         146,206         103,248          67,492
Global Equity .............          25,925          37,426              --
Global Balanced ...........          47,678          51,205          27,745
International Equity Index          133,746         730,529         750,416
International Equity ......          16,561              --              --
International Opportunities          74,940         117,083          63,138
Emerging Markets Equity ...         189,025          10,018              --
Bond Index ................             598              --              --
High Yield Bond ...........             200              --              --

How Brokers and Dealers are Selected

     Orders for the purchase and sale of Fund portfolio investments are placed by John Hancock with respect to the Money Market Fund and by the respective subadvisers to the other Funds. All of these subadvisers place orders in such manner as, in their opinion, will offer the best overall price and execution of each transaction. In seeking the best price and execution for equity securities traded only in the over-the-counter market, they normally deal directly with the principal market-makers.

     The subadvisers are governed in the selection of brokers and dealers and the negotiation of brokerage commission rates (or the payment of net prices in the case of debt securities) by the reliability and quality of the broker's or dealer's services. Although some weight is given to the availability and value of research and statistical assistance (discussed immediately below) furnished by the broker or dealer to the subadviser, it is not always possible to place a dollar value on such information and services. Because it is only supplementary to the subadvisers' own research efforts, the receipt of research information and statistical assistance is not expected to reduce their expenses measurably.

Research and Statistical Services Furnished by Brokers and Dealers

     Research and statistical assistance typically furnished by brokers or dealers includes analysts' reports on companies and industries, market forecasts, and economic analyses. Brokers or dealers may also provide reports on pertinent federal and state legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, industry experts, leading economists and government officials; comparative performance and evaluation and technical performance measurement services; portfolio optimization software; availability of economic advice; quotation services; and services from recognized experts on investment matters of particular interest to the subadviser. In addition, the foregoing services may comprise the use of or be delivered by computer systems whose software and hardware components may be provided to the subadviser as part of the services. In any case in which the foregoing systems can be used for both research and non-research purposes, the subadviser makes an appropriate allocation of those uses and will permit brokers and dealers to provide only the portion of the systems to be used for research services.

     Research and statistical services furnished by brokers and dealers handling the Funds' transactions may be used by the subadvisers for the benefit of all of the accounts managed by them and not all of such research and statistical services may be used by the subadvisers in connection with the Funds.

Relationship Between Brokerage Commissions and Research and Statistical Services Furnished by Brokers and Dealers

     Except as to the Global Balanced Fund, the subadvisers or the Funds will not at any time make a commitment pursuant to an agreement with a broker because of research services provided. Nor, except as set forth below, will John Hancock or the subadvisers direct brokerage upon any prescribed basis to a broker because of research services provided.The subadviser for each of the Small Cap Value, Small/Mid Cap Value, Mid Cap Growth, and Mid Cap Value Funds may have an internal procedure for allocating transactions, in a manner consistent with its execution policy, to brokers that it has identified as providing superior executions, research, or research related products or services which benefit its advisory clients, including the Fund. In certain cases, the subadviser of the Global Balanced Fund directs securities transactions for that Fund to particular brokers, in recognition of research services the broker has provided, pursuant to an understanding or agreement with the broker or pursuant to the subadviser's own internal allocation procedures.

     Evaluations of the overall reasonableness of any broker's commissions are made by the subadvisers' traders for the Funds on the basis of their experience and judgment. To the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, such traders are authorized to pay a brokerage commission on a particular transaction in excess of what another broker might have charged in recognition of the value of the broker's brokerage or research services. Such authority is generally expected to be used very infrequently. The Mid Cap Growth, Small/Mid Cap Value, Mid Cap Value, and Global Balanced Funds, however, may be more likely to use such authority.

Brokerage Transactions in Foreign Markets

     Brokerage transactions in securities of companies domiciled in countries other than the United States are anticipated to be normally conducted on the stock exchanges or other markets of those countries in which the particular security is traded. Fixed commissions on foreign stock exchange transactions are generally higher than negotiated commissions available in the United States. Moreover, there is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States. Settlement periods in non-U.S. markets may differ from the normal settlement period in the United States.

Simultaneous Transactions with Other Accounts

     The subadvisers also perform investment advisory services for a number of other accounts and clients, none of which is given preference over the Trust in allocating investment opportunities. When opportunities occur which are consistent with the investment objective of more than one account, it is the policy of each subadviser to avoid favoring any one account over another. Accordingly, investment opportunities in such cases are allocated in a manner deemed equitable by the subadvisers to the particular accounts involved. The allocation may be based, for example, on such factors as the accounts'r respective investment objectives and then current investment and cash positions. Subject to these requirements, Trust orders may be combined with orders of other accounts or clients advised by any of the subadvisers at prices which are approximately averaged.

Use of Brokers Who are Affiliated With a Subadviser

     A Fund may place portfolio transactions through certain brokers who are affiliated with the Fund's subadviser. The Trust has implemented special procedures governing the circumstances of these transactions. In addition to complying with any applicable provisions of the Trust's procedures, these transactions must comply with all applicable legal requirements, including, where applicable, Rule 17e-1 under the Investment Company Act. Among other things, that rule requires the commissions or other compensation paid to the affiliated broker to be reasonable and fair compared to those in similar transactions between unrelated parties.

     Set forth below is information about transactions by each Fund with affiliated brokers in reliance on Rule 17e-1 for each of the past three years:


                                                                                        Amount of Commissions
                                  Name                 Nature of Broker's                    Paid by Fund
                                   of                   Affiliation with           -------------------------------------
Fund                        Affiliated Broker          Fund's Sub-Adviser                   1999      1998      1997
----                        -----------------          ------------------                   ----      ----      ----
International               Ord Minnett Group      Wholly-owned subsidiary of             $    34   $    263   $   122
 Opportunities              Ltd.                      sub-adviser's parent
International               Jardine Fleming & Co.  Wholly-owned subsidiary of             $   710   $    311   $   295
 Opportunities                                        sub-adviser's parent
International               Robert Fleming         Wholly-owned subsidiary of             $ 1,166   $  1,018   $   741
 Opportunities              Securities, Ltd.          sub-adviser's parent
Mid Cap Value               Neuberger Berman, LLC  Dual operating division of             $80,598   $366,985   $68,000
                                                   sub-adviser's parent
Large Cap Value CORE        Goldman, Sachs & Co.   Dual operating division of             $    96      - 0 -     - 0 -
                                                   sub-adviser's parent
Small/Mid Cap CORE          Goldman, Sachs & Co.   Dual operating division of             $   120      - 0 -     - 0 -
                                                   parent of sub-adviser
Emerging Markets Equity     Morgan Stanley Asia    Wholly-owned subsidiary of             $ 2,779      - 0 -     - 0 -
                            Limited                sub-adviser's parent
Emerging Markets Equity     Morgan Stanley         Wholly-owned subsidiary of             $ 3,276      - 0 -     - 0 -
                            International Limited  sub-adviser's parent


     For 1999, the total dollar amount of such transactions through affiliated brokers as a percentage of all brokerage-type transactions was 4.9% for the International Opportunities Fund, 15.8% for the Mid Cap Value Fund, .18% for the Large Cap Value CORE Fund, .07% for the International Equity Fund, .02% for the Small/Mid Cap CORE Fund, and 1.2% of the Emerging Markets Equity Fund. For 1999, the total brokerage commissions on such transactions through affiliated brokers, as a percentage of commissions paid on all brokerage-type transactions was 3.2% for the International Opportunities Fund, 26.5% for the Mid Cap Value Fund, 3% for the Large Cap Value CORE Fund, 1% for the Small/Mid Cap CORE Fund, and 3.3% for the Emerging Markets Equity Fund.

                           CODES OF PERSONAL CONDUCT

     The Funds (other than the Money Market Fund), John Hancock, and the Trust's principal underwriter have adopted, and the Trustees have approved, codes of conduct for their officers, directors and other personnel. Among other things these codes regulate (although they do not absolutely prohibit) transactions by such persons in securities of a type in which the Funds may and do invest. The subadvisers have adopted codes of conduct that are similar to the Fund's except that certain subadvisers may prohibit certain of their key personnel from personal trading in certain types of securities such as initial public offerings or private offerings.

                         FEATURES OF THE TRUST'S SHARES

     The shares of beneficial interest of the Trust currently are divided into 31 series, each corresponding to one of the Trust's 31 Funds. The Trust has the right to establish additional series and issue additional shares without the consent of its shareholders.

     If the holders of variable annuity contracts and variable life insurance policies show minimal interest in any Fund, the Trust's Board of Trustees, by majority vote, may eliminate the Fund or substitute shares of another investment company. Any such action by the Board would be subject to compliance with any requirements for governmental approvals or exemptions or for shareholder approval. The holders of variable annuity contracts and variable life insurance policies participating in any such Fund will be notified in writing of the Trust's intention to eliminate the Fund and given 30 days to transfer amounts from such Fund to other Funds without incurring any transaction fee. Amounts not transferred or withdrawn would automatically be transferred, at the discretion of the Fund's management.

     The assets received by the Trust for the issuance or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof are specifically allocated to that Fund. They constitute the underlying assets of each Fund, are segregated on the books of the Trust, and are to be charged with the expenses of such Fund. Any assets which are not clearly allocable to a particular Fund or Funds are allocated in a manner determined by the Board of Trustees. Accrued liabilities which are not clearly allocable to one or more Funds would generally be allocated among the Funds in proportion to their relative net assets before adjustment for such unallocated liabilities.

     Each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared with respect to such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

     A dividend from the net investment income of the Money Market Fund will be declared and distributed daily. Dividends from net investment income of the other Funds will be declared and distributed monthly. The Trust will distribute all of its net realized capital gains annually. Dividends and capital gains distributions will normally be reinvested in additional full or fractional shares of the Fund to which they relate and will be appropriately credited to investment performance under the variable life insurance policies and variable annuity contracts participating in that Fund.

     The shares of each Fund, when issued, will be fully paid and non-assessable, and will have no preference, preemptive, exchange or similar rights. Shares do not have cumulative voting rights.

                     SHAREHOLDER MEETINGS AND VOTING RIGHTS

     Under the Trust's Declaration of Trust, the Trust is not required to hold an annual shareholders' meeting. Normally, for example, there will be no shareholders meetings for the purpose of electing Trustees.

     In addition, it is expected that the Trustees generally will elect their own successors and appoint Trustees to fill any vacancy, so long as, after filling the vacancy, at least two-thirds of the Trustees then in office have been elected by the shareholders.

     Notwithstanding the above if at any time less than a majority of Trustees in office have been elected by the shareholders, the Trustees must call a special shareholders' meeting promptly. Also the Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or all of the Trustees, if requested in writing to do so by holders of 10% or more of the outstanding shares. In this regard, whenever ten or more shareholders who have been such for at least six months and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a shareholders' meeting, for consideration of the removal of any or all of the Trustees and accompanied by the material which they wish to transmit, the Trustees will within five business days after receipt either afford to such applicants access to the Trust's shareholder list or inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing the material. If the Trustees elect the latter, the Trustees, upon written request of such applicants, accompanied by the material to be mailed and the reasonable expenses of mailing, shall promptly mail such material to all shareholders of record, unless within five business days the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that, in their opinion, either such material is misleading or in violation of applicable law and specifying the basis of such opinion.

     At any shareholders' meeting, all shares of the Trust of whatever class are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Funds differ. Where the interests of the Funds differ, the voting is on a Fund-by-Fund basis. Approval or disapproval by the shareholders in one Fund on such a matter would not generally be a prerequisite of approval or disapproval by shareholders in another Fund; and shareholders in a Fund not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of investment management or sub-investment management agreements.

                      SALES AND REDEMPTIONS OF FUND SHARES

"Seed Money" Shares

     Typically, when a new Fund is added to the Trust, John Hancock (or one of its affiliates) initially purchases a substantial amount of that Fund's shares to provide the new fund with a reasonable asset base with which to commence operations. For example, the most recent such contributions of "seed money" have been as follows:

                                              "Seed Money"          Date
                                           Shares Purchased by       of
Fund                                          John Hancock        Purchase
----                                          ------------        --------

Aggressive Balanced                            $10,000,000        8/31/99
Equity Index                                    15,000,000         5/1/98
Large Cap Value CORE                             5,000,000        8/31/99
Large Cap Aggressive Growth                     10,000,000        8/31/99
Large/Mid Cap Value                              5,000,000        8/31/99
Fundamental Mid Cap Growth                       5,000,000        8/31/99
Mid Cap Blend                                    5,000,000        8/31/99
Small/Mid Cap CORE                               5,000,000         5/1/98
Global Equity                                   15,000,000         5/1/98
Global Balanced                                 20,000,000         5/1/96
InternationalEquity                             10,000,000        8/31/99
Emerging Markets Equity                         10,000,000         5/1/98
Bond Index                                       2,500,000         5/1/98
High Yield Bond                                 10,000,000         5/1/98

     John Hancock (or its affiliate) may redeem these shares (and thus withdraw its seed money investment) at some time. However, before withdrawing any part of their interests in any Fund, John Hancock (or its affiliate) will consider any possible adverse impact the withdrawal might have on that Fund.

     Purchases and redemptions of seed money shares are made at the applicable Fund's net asset value per share (with no additions or deductions for charges) next computed after the purchase or redemption order is placed.

     Shares Sold and Redeemed In Connection With Transactions Under Variable Annuity Contracts and Variable Life Insurance Policies

     Fund shares are sold at their net asset value as next determined after receipt of net premiums by the Separate Account, without the addition of any selling commission or sales load.

     Shares are redeemed at their net asset value as next determined after receipt of net surrender requests by the Separate Account. No fee is charged on redemption. Redemption payments will usually be paid within seven days after receipt of the redemption request, except that the right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations. Redemptions are normally made in cash, but the Trust reserves the right, at its discretion, to make full or partial payment by assignment to the appropriate Separate Account of portfolio securities at their value used in determining the redemption price. In such cases, the Separate Account would incur brokerage costs should it wish to liquidate these portfolio securities.

     Trust shares are also sold and redeemed as a result of transfer requests, loans, loan repayments, and similar Separate Account transactions, in each case without any sales load or commission or at the net asset value per share computed for the day as of which such Separate Account transactions are effected.


                      COMPUTING THE FUNDS' NET ASSET VALUE

     The net asset value per share of each Fund is determined once daily, after the declaration of dividends, if any, as of 4:00 p.m., New York City time, on each business day the New York Stock Exchange ("Exchange") is open for regular trading. For this purpose, however, certain derivative instruments may be valued using prices as late as 4:15 p.m.

     The net asset value per share of each Fund is determined by adding the value of all portfolio securities and other assets, deducting all portfolio liabilities, and dividing by the number of outstanding shares. All Trust expenses will be accrued daily for this purpose.

     Short-term investment with a remaining maturity of 60 days or less, and all investments of the Money Market Fund, are valued at "amortized cost," which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     The Board of Trustees has established procedures designed to stabilize the Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $10. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $10 net asset value per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's net asset value, calculated by using available market quotations, deviates from $10 per share and, if so, whether such deviation may result in material dilution, or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may cause losses or gains to be recorded for the Fund, including decreases or increases in the Fund's net asset value per share.

     Securities and covered all and put options that are listed on a stock exchange are normally valued at the closing sales price. If there were no sales during the day, they are normally valued at the last previous sale or bid price reported, as are equity securities that are traded in the over-the-counter market.

     Non-exchange traded debt securities (other than certain short-term investments) are valued on the basis of valuations furnished by a pricing service which uses electronic data processing techniques, without exclusive reliance upon quoted prices.

     Any other security for which market quotations are not readily available, and any other property for which valuation is not otherwise available, is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

     Financial futures contracts, options thereon and options on stock indexes are valued at the last trade price of the day. In the absence of a trade on a given day, the value generally is used which is established by the exchange on which the instrument is traded.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange is open. The values of such securities used in computing net asset value per share are normally determined as of such times. Trading of these securities may not take place on every New York Stock Exchange business day and may take place on days which are not business days in New York. The Trust calculates net asset value per share as of the close of regular trading on the New York Stock Exchange on each day on which that exchange is open. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the Funds' securities used in such calculation. If events affecting the value of such securities occur between the time when their price is determined and the time as of which the Fund's net asset value is calculated, such securities may be valued at fair value by or under the direction of the Board of Trustees.


                                     TAXES

     The Trust intends that each Fund qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). This requires that each Fund comply with certain requirements as to the nature of its income and amounts of dividends and other distributions it pays. Also, in order to qualify under Subchapter M, at the end of each quarter of a Fund's taxable year, (i) at least 50% of the market value of the Fund's assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer of 5% of the value of the Fund's total assets; and (ii) not more than 25% of the value of its assets may be invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     The Trust also intends that each Fund comply with certain other diversification requirements, promulgated under Section 817(h) of the Code. Under these requirements, no more than 55% of the total value of the assets of each Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for these purposes, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer.

     Assuming the Funds qualify as regulated investment companies under Subchapter M, they will not owe any income taxes. On the other hand, if a Fund fails to qualify under Subchapter M, it may incur income tax liabilities, which will negatively affect its investment performance.

     Also, qualification under Subchapter M, as well as compliance with the
Section 817(h) diversification requirements, (among other things) are necessary to secure the tax treatment intended for holders of variable annuity contracts and variable life insurance policies that are supported by the Trust. Therefore, any such failure to qualify under Subchapter M or to meet the diversification standards under Section 817(h) could have serious adverse consequences for such investors.

     For a discussion of these and other tax implications of owning a variable annuity contract or a variable life insurance policy for which the Fund serves as the investment medium, please refer to the Prospectus for such contract or policy attached at the front of this Prospectus.

     Those Funds that invest substantial amounts of their assets in foreign securities may be able to make an election to pass through to John Hancock, JHVLICO or IPL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to John Hancock. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld, which are also passed through.


                       INFORMATION ABOUT FUND PERFORMANCE

How Money Market Fund Yields Are Calculated

     The Money Market Fund may advertise investment performance figures, including its current yield and its effective yield.

     The Money Market Fund's yield is its current investment income, expressed in annualized terms. The current yield is based on a specified seven-calendar-day period. It is computed by (1) determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to get the base period return, then (3) multiplying the base period return by 52.15 (365 divided by 7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculations include the value of additional shares purchased with any dividends paid on the original share and the value of dividends declared on both the original share and any such additional shares. The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation.

     Compound (effective) yield for the Fund will be computed by dividing the seven-day annualized yield (determined as above) by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     For the seven-day period ending December 31, 1999, the Money Market Fund's current yield was 5.74%; its effective yield was 5.91%.

     The Fund's yield will fluctuate depending upon market conditions, the type, quality, and maturity of the instruments in the Fund, and its expenses.

Charges Under Variable Life Insurance and Variable Annuity Policies

     Yield and total return quotations do not reflect any charges imposed on any Separate Account or otherwise imposed pursuant to the variable life insurance policies and variable annuity contracts that are supported by the Funds. (Those charges are discussed in the prospectus for such policies or contracts.) Therefore, the yield or total return of any Fund is not comparable to that of a publicly available fund. Nor should yield or total return quotations be considered representative of the Fund's yield or total return in any future period.

                                  LEGAL MATTERS

     Freedman, Levy, Kroll & Simonds of Washington, D.C., advises the Trust on certain legal matters relating to the Federal securities laws.


                           REPORTS TO CONTRACTHOLDERS

     Annual and semi-annual reports containing financial statements of the Trust, as well as any materials soliciting voting instructions for Trust shares, will be sent to variable life insurance and annuity contractowners having an interest in the Trust.

APPENDIX A
----------

                             CORPORATE BOND RATINGS

     Moody's Investors Service, Inc., describes its ratings for corporate bonds as follows:

 .    Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 .    Bonds which are rated Aa are judged to be of high quality by all standards.
     Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protection elements may be of greater amplitude, or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

 .    Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

 .    Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 .    Bonds which are rated Ba have speculative elements and their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position.

 .    Bonds which are rated B generally lack characteristics of a desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

 .    Bonds which are rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

 .    Bonds which are rated Ca are speculative in a high degree. They are often in default or have other marked shortcomings.

 .    Bonds which are rated C are the lowest rated class of bonds. They can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard & Poor's Corporation describes its ratings for corporate bonds as follows:

 .    AAA - - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

 .    AA -- Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

 .    A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

 .    BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

 .    BB, B, CCC, CC, C -- Bonds rated in these categories are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

 .    C1 -- This rating is reserved for income bonds on which no interest is being paid.

 .    D -- Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) Declaration of Trust of John Hancock Variable Series Trust I, dated February 21, 1988, included in Post-Effective Amendment No. 3 to this File No. 33-2081, filed in April, 1988.

     (b) By-Laws of John Hancock Variable Series Trust I, adopted April 12, 1988, included in Post-Effective Amendment No. 3 to this File No. 33-2081, filed in April, 1988.

     (c)  Not Applicable.

     (d) (1) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Mutual Life Insurance Company dated April 12, 1988 relating to the Initial Funds, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

     (2) Sub-Investment Management Agreement among John Hancock Variable Series Trust I, Independence Investment Associates, Inc., and John Hancock Mutual Life Insurance Company dated April 29, 1988, relating to the Growth & Income, Large Cap Growth, and Managed Funds, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

     (3) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, and John Hancock Mutual Life Insurance Company, pertaining to the Real Estate Equity Fund, included in Post-Effective Amendment No. 9 to this File No. 33-2081, filed on March 1, 1994.

     (4) Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company dated as of April 12, 1988, relating to the Real Estate Equity and International Equity Index Funds, included in Post-Effective Amendment No. 3 to this File No. 33-2081, filed in April, 1988.

     (5) Amendment dated as of May 1, 1998 to the Investment Management Agreement dated as of April 12, 1998 relating to the Real Estate Equity and International Equity Index Funds, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

     (6) Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Short-Term Bond and Small/Mid Cap Growth Funds, included in Post- Effective Amendment No. 9 to this File No. 33-2081, filed on March 1, 1994.

     (7) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, Inc. and John Hancock Mutual Life Insurance Company relating to the Short-Term Bond Fund, included in Post- Effective Amendment No. 9 to this File No. 33-2081, filed on March 1, 1994.

     (8) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Wellington Management Company, LLP and John Hancock Mutual Life Insurance Company relating to the Small/Mid Cap Growth Fund, included in Post-Effective Amendment No. 21 to this File No. 33-2081, filed on May 3, 1999.

     (9) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Mutual Life Insurance Company, relating to the Sovereign Bond Fund, included in Post-Effective Amendment No. 11 to this File No. 33-2081, filed on April 29, 1995.

     (10) Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Equity Index, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Global Bond, International Opportunities, and International Balanced Funds, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

     (11) Amendment, dated May 1, 1997, to the Investment Management Agreements dated April 12, 1988, April 15, 1994, and March 14, 1996, to reallocate Fund expenses and to reduce the advisory fee of the Short-Term Bond Fund and the Equity Index Fund, included in Post-Effective Amendment No. 16 to this File No. 33-2081, filed on May 1, 1997.

     (12) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Mutual Life Insurance Company, relating to the Large Cap Value Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

     (13) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Janus Capital Corporation, and John Hancock Mutual Life Insurance Company, relating to the Mid Cap Growth Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

     (14) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Neuberger & Berman Management, L.P., and John Hancock Mutual Life Insurance Company, relating to the Mid Cap Value Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

     (15) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Mutual Life Insurance Company, relating to the Small Cap Growth Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

     (16) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, INVESCO Management & Research, and John Hancock Mutual Life Insurance Company, relating to the Small Cap Value Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

     (17) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, J.P. Morgan Investment Management, Inc., and John Hancock Mutual Life Insurance Company, relating to the Global Bond Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

     (18) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Rowe Price-Fleming International, Inc., and John Hancock Mutual Life Insurance Company, relating to the International Opportunities Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

     (19) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Brinson Partners, Inc., and John Hancock Mutual Life Insurance Company, relating to the International Balanced Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

     (20) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, State Street Bank & Trust Company, and John Hancock Mutual Life Insurance Company, relating to the Equity Index Fund, included in Post- Effective Amendment No. 16 to this File No. 33-2081, filed on May 1, 1997.

     (21) Amendment to Sub-Investment Management Agreement among John Hancock Variable Series Trust I, State Street Bank and Trust Company, and John Hancock Mutual Life Insurance Company, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

     (22) Investment Management Agreement dated as of April 14, 1998 By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Small/Mid Cap CORE, Global Equity, International Equity Index, Emerging Markets Equity, Bond Index, and High Yield Bond Fund, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

     (23) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Mutual Life Insurance Company, relating to the Small/Mid Cap CORE Fund, included in Post-Effective Amendment No. 21 to this File No. 33-2081, filed on May 3, 1999.

     (24) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Scudder Kemper Investments, Inc., and John Hancock Mutual Life Insurance Company, relating to the Global Equity Fund, included in Post- Effective Amendment No. 21 to this File No. 33-2081, filed on May 3, 1999.

     (25) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence International Associates, Inc., and John Hancock Mutual Life Insurance Company, relating to the International Equity Index Fund, included in Post-Effective Amendment No. 21 to this File No. 33- 02081, filed on May 3, 1999.

     (26) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Mellon Bond Associates, and John Hancock Mutual Life Insurance Company, relating to the Bond Index Fund, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

     (27) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Mutual Life Insurance Company, relating to the High Yield Bond Fund, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

     (28) Amendment No. 2 to the Investment Management Agreement dated as of March 14, 1996 By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company included in Post-Effective Amendment No. 21 to this File No. 33-2081 filed on May 3, 1999.

     (29) Amendment No. 3 to the Investment Management Agreement dated as of March 14, 1996 By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company included in Post-Effective Amendment No. 21 to this File No. 33-2081 filed on May 3, 1999.

     (30) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Morgan Stanley Dean Witter Advisors, Inc., and John Hancock Mutual Life Insurance Company, relating to the Emerging Markets Equity Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

     (31) Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Large Cap Aggressive Growth, Fundamental Mid Cap Growth, International Equity, Aggressive Balanced, Large Cap Value CORE, Large/Mid Cap Value, Mid Cap Blend, and Small/Mid Cap Value Funds included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

     (32) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Alliance Capital Management L.P., and John Hancock Mutual Life Insurance Company relating to the Large Cap Aggressive Growth Fund, included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

     (33) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, OppenheimerFunds, Inc., and John Hancock Mutual Life Insurance Company relating to the Fundamental Mid Cap Growth Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

     (34) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Golman Sachs Asset Management, and John Hancock Mutual Life Insurance Company relating to the International Equity Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

     (35) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Golman Sachs Asset Management, and John Hancock Mutual Life Insurance Company relating to the Large Cap Value CORE Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

     (36) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, Inc., and John Hancock Mutual Life Insurance Company relating to the Aggressive Balanced Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

     (37) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, Inc., and John Hancock Mutual Life Insurance Company relating to the Mid Cap Blend Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

     (38) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Mutual Life Insurance Company relating to the Large/Mid Cap Value Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

     (39) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, The Boston Company Asset Management Company, LLC, and John Hancock Mutual Life Insurance Company relating to the Small/Mid Cap Value Fund included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

     (e) (1) Underwriting and Administrative Services Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company, dated April 29, 1988, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

          (2) Underwriting and Indemnity Agreement among John Hancock Variable Series Trust I, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company, previously filed electronically on February 28, 1997.

     (f)  Not Applicable.

     (g) (1) Custodian Agreement Between John Hancock Variable Series Trust I and State Street Bank and Trust Company, dated January 30, 1995, relating to the International Equity Index and Small/Mid Cap CORE Fund, included in Post-Effective Amendment No. 10 to this File No. 33-2081, filed on March 2, 1995.

          (2) Amendment dated as of March 18, 1996 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding the Agreement to cover additional Funds, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

          (3) Amendment dated as of April 14, 1998 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding this agreement to cover additional Funds, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

          (4) Form of Amendment dated as of July 28, 1999 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding this agreement to cover additional Funds included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

          (5) Amendment dated as of December 18, 1998 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, addressing "eligible foreign custodians" within the meaning of Rule 17f-5, as amended, filed herewith.

     (h) Amendment dated April 29, 1988 to Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company, January 27, 1986, which was priorly included in
     Exhibit 9 to Pre-Effective Amendment No. 1 to this File No. 33-2081, filed March 13, 1986, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

     (i) Opinion and Consent of Counsel regarding the legality of the securities being registered (filed herewith).

     (j) (1) Consent of Ernst & Young LLP, independent auditors (filed herewith).

     (j)  (2) Not Applicable.

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m)  Not Applicable.

     (n)  Not Applicable.

     (o)  Not Applicable.

     (p) Code of Ethics, revised February 16, 2000, adopted by the John Hancock Variable Series Trust I, its Investment Adviser and Principal Underwriter, filed herewith.

     (q) Diagram of Subsidiaries of John Hancock Mutual Life Insurance Company (incorporated by reference from Exhibit 13 to Post-Effective Amendment No. 5 to Form N-4 Registration Statement of John Hancock Variable Annuity Account H (File No. 333-08345) filed April 29, 1999).

     (r) Powers of Attorney for Ms. Cook and Mr. Lee included in Post- Effective Amendment No. 9 to this Form N-1A Registration Statement (File No. 33-2081), filed March 1, 1994. Powers of Attorney of Mr. Dykstra, included in Post-Effective Amendment No. 3 to this Form N-1A Registration Statement (File No. 33-2081), filed in April, 1988. Power of Attorney for Ms. Van Leer included in Post-Effective Amendment No. 21 to this Form N-1A Registration Statement (File No. 33-2081), filed in May, 1999. Powers of Attorney for Ms. Kessler and Mr. Verdonck, included in Post-Effective Amendment No. 23 to this File No. 33-2081 filed on August 9, 1999.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Currently, shares of the Registrant are sold only to (1) John Hancock Variable Life Accounts U, V and S, separate investment accounts created pursuant to Massachusetts law, to fund variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"), a stock life insurance company organized under the laws of Massachusetts; (2) John Hancock Variable Annuity Accounts H, U and V, separate investment accounts created pursuant to Massachusetts law to fund variable annuity contracts issued by John Hancock Life Insurance Company, ("John Hancock"), a life insurance company organized under the laws of Massachusetts; (3) John Hancock Variable Life Insurance Account UV, a separate investment account created pursuant to Massachusetts law to fund variable life insurance policies issued by John Hancock; (4) John Hancock Variable Annuity Account I and JF, separate investment accounts created pursuant to Massachusetts law to fund variable annuity contracts issued by JHVLICO; and
(5) Separate Account IPL-1, a separate investment account created pursuant to Delaware law to fund variable life insurance policies issued by Investors Partner Life Insurance Company, ("IPL"), a life insurance company organized under the laws of Delaware. (The ten variable accounts are hereinafter referred to as "Separate Accounts.") The purchasers of variable life insurance policies and variable annuity contracts issued in connection with such Separate Accounts will have the opportunity to instruct JHVLICO, John Hancock and IPL, respectively, with regard to the voting of the Registrant's shares held by the Separate Account as to certain matters. Subject to such voting instructions, John Hancock, JHVLICO and IPL directly control the Registrant, and the Separate Accounts currently are its sole shareholders.

Subsequently, shares of the Registrant may be sold to other separate investment accounts of John Hancock, JHVLICO and IPL. A diagram of the subsidiaries of John Hancock is attached as Exhibit (q) to this Form N-1A Registration Statement.

ITEM 25. INDEMNIFICATION

Reference is made to Article VI of the Registrant's By-Laws (Exhibit 2 to Post-Effective Amendment No. 3 to this Registration Statement filed in April,
1988), which provides that the Trust shall indemnify or advance any expenses to the trustees, shareholders, officers, or employees of the Trust to the extent set forth in the Declaration of Trust.

Sections 6.3 through 6.17 of the Declaration of Trust (Exhibit 1 to Post-Effective Amendment No. 3 to this Registration Statement filed in April, 1988), relate to the indemnification of trustees, shareholders, officers and employees and are hereby incorporated by reference. It is provided that the Registrant shall indemnify any Trustee made a party to any proceeding by reason of service in that capacity if the Trustee (a) acted in good faith and (b) reasonably believed, (1) in the case of conduct in the Trustee's official capacity with the Trust, that the conduct was in the best interest of the Trust and (2) in all other cases, that the conduct was at least not opposed to the best interests of the Trust, and (c) in the case of any criminal proceeding, the Trust shall indemnify the Trustee if the Trustee acted in good faith and had no reasonable cause to believe that the conduct was unlawful. Indemnification may not be made by the Trust unless authorized in each case by a determination by the Board of Trustees or by special legal counsel or by the shareholders. Neither indemnification nor advancement of expenses may be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties involved in the conduct of his office ("Disabling Conduct"). The means for determining whether indemnification shall be made shall be (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person was not liable by reason of Disabling Conduct. Such latter determination may be made either (a) by the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust (as defined in the 1940 Act, as amended) nor parties to the proceeding or (b) by an independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and at least one of three conditions is satisfied: (1) he provides security for his agreement to repay, (2) the Registrant is insured against loss by reason of lawful advances, or (3) a majority of a quorum the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

Similar types of provisions dealing with the indemnification of the Registrant's officers and directors is included in several exhibits attached to the original filing and subsequent amendments to this Registration Statement: specifically,
Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(k) to Post-Effective Amendment No. 13 to this Registration Statement filed April 30, 1996), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(g) to Post-Effective Amendment No. 9 to this Registration Statement filed March 1, 1994), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 5 Post-Effective Amendment No. 4 to this Registration Statement, filed in April, 1989), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(v) to Post-Effective Amendment No. 19 to this Registration Statement filed in 1998),
Section 7 of the Underwriting and Administrative Services Agreement by and between John Hancock Variable Series Trust I, and John Hancock Mutual Life Insurance Company (Exhibit 6 to Post-Effective Amendment No. 4 to this Registration Statement filed in April, 1989), and Section 15 of the Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 9 to Pre-Effective Amendment No. 1 to this Registration Statement filed March 13, 1986), and Section 6 of the Underwriting and Indemnity Agreement By and Among John Hancock Series Trust, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 6.b to Post-Effective Amendment No. 14 to this Registration Statement filed February 28, 1997).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the Registrant's By-Laws or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information pertaining to any business and other connections of Registrant's investment adviser, John Hancock, is hereby incorporated by reference from the section of Part A of this Form N-1A (the "Prospectus") captioned "Management of the Fund," Item 7 of Part II of John Hancock's Form ADV [filed separately with the Commission (File No. 801-8352)]. Information pertaining to any business and other connections of Registrant's sub-investment advisers, Independence Investment Associates, Inc. ("IIA"), John Hancock Advisers Inc. ("Advisers"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Janus Capital Corporation ("Janus"), Neuberger Berman, LLC ("Neuberger Berman"), INVESCO, Inc. ("INVESCO"), J.P. Morgan Investment Management Inc. ("JPMIM"), Rowe Price-Fleming International, Inc. ("Rowe Price-Fleming"), Brinson Partners, Inc. ("Brinson"), Goldman Sachs Asset Management ("Goldman Sachs"), Scudder Kemper Investments, Inc.("Scudder Kemper"), Independence International Associates, Inc. ("Independence International"), Morgan Stanley Dean Witter Investment Management, Inc. ("Morgan Stanley"), Mellon Bond Associates, LLP ("Mellon"), Alliance Capital Management L.P. ("Alliance"), OppenheimerFunds, Inc. ("Oppenheimer"), The Boston Company Asset Management, LLC ("Boston"), and Wellington Management Company, LLP ("Wellington") is incorporated by reference from the section of the Prospectus captioned "Management of the Fund" and Item 7 of Part II of the Forms ADV of IIA (File No. 801-15908), Advisers (File No. 801-
8124), T. Rowe Price (File No. 801- 856), Janus (File No. 801-13991), Neuberger Berman (File No. 801-3908), INVESCO (File No. 801-1596), JPMIM (File No. 801-21011), Rowe Price-Fleming (File No. 801-14713), Brinson (File No. 801-34910) Goldman Sachs (File No. 801-16048), Scudder Kemper (File No. 801-252), Independence International (File No. 801-28785), Morgan Stanley (File No. 801-15757), Mellon (File No. 801-50865), Alliance (File No. 801-56720),
Oppenheimer (File No. 801-8253), Boston (File No. 801-6829), Wellington (File No. 801-15908) filed separately with the Commission. The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of John Hancock, IIA, Advisers, T. Rowe Price, Janus, Neuberger Berman, INVESCO, JPMIM, Rowe Price-Fleming, Brinson Goldman Sachs, Scudder Kemper, Independence International, Morgan Stanley, Mellon, Alliance, Oppenheimer, Boston, and Wellington are hereby incorporated by reference, respectively, from Schedules A and D of John Hancock's Form ADV and from Schedules A and D of the Forms ADV of the sub- investment advisers.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Signator Investors, Inc. ("Signator") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting and distribution services. Signator does not act as a principal underwriter, distributor, or investment advisor for any other investment company, except that Signator serves as the principal underwriter for the separate accounts referred to in the response to Item 24 above.

     (b) The name and principal business address of each officer, director, or partner of Signator as well as their positions and offices with Signator are hereby incorporated by reference from Schedules A and D of Signator's Form BD [filed separately with the Commission (Firm CRD No. 468)]. None of the directors or partners of Signator hold positions with the Registrant.

     (c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as custodian for the Registrant and in such capacity keeps records regarding securities in transfer, bank statements and cancelled checks.

John Hancock, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, will serve as Registrant's transfer agent and investment adviser, and, in such capacities, will keep records regarding shareholders' account records, cancelled stock certificates, and all other records required by Section 31(a) of the Act. John Hancock, as Investment Adviser will keep records related to transactions in the Money Market Fund.

IIA, 53 State Street, Boston, Massachusetts 02109, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Growth & Income, Large Cap Growth, Managed, Real Estate Equity, Aggressive Balanced, Mid Cap Blend, and Short-Term Bond Funds.

Advisers, 101 Huntington Avenue, Boston, Massachusetts 02199, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Sovereign Bond and Small Cap Growth Funds.

Alliance, 1345 Avenue of the Americas, New York, New York 10105, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Large Cap Aggressive Growth Fund.

Advisers, 101 Huntington Avenue, Boston, Massachusetts 02199, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Special Opportunities, Sovereign Bond, and Small Cap Growth Funds.

State Street, Two International Place, Boston, Massachusetts 02110, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Equity Index Fund.

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Large Cap Value Fund.

Janus, 100 Fillmore Street, Denver, Colorado 80206, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Mid Cap Growth Fund.

Neuberger Berman, 605 Third Avenue, New York, New York 10158, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Mid Cap Value Fund.

INVESCO, 101 Federal Street, Boston, Massachusetts 02110, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Small Cap Value Fund.

JPMIM, King Street, London, England SW1Y6XA, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Global Bond Fund.

Rowe Price-Fleming, 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the International Opportunities Fund.

Brinson, 209 South LaSalle Street, Chicago, Illinois 60604, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the International Balanced Fund.

Goldman Sachs, 32 Old Slip, New York, New York 10005, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Small/Mid Cap CORE, International Equity, and Large Cap Value CORE Funds.

Scudder Kemper, 345 Park Avenue, New York, New York 10154, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Global Equity Fund.

Independence International, 53 State Street, Boston, Massachusetts 02109, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the International Equity Index Fund.

Morgan Stanley, 1221 Avenue of the Americas, New York, New York 10020, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Emerging Markets Equity Fund.

Mellon, One Mellon Bank Center, Suite 4135, Pittsburgh, Pennsylvania 15258, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Bond Index Fund.

Oppenheimer, Two World Trade Center, New York, New York, 10048, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Fundamental Mid Cap Growth Fund.

Boston, One Boston Place, Boston, Massachusetts 02108, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Small/Mid Cap Value Fund.

Wellington, 75 State Street, Boston, Massachusetts 02109, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Small/Mid Cap Growth, High Yield Bond, and Large/Mid Cap Value Funds.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHLAF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF BOSTON, AND THE COMMONWEALTH OF MASSACHUSETTS, ON THE 4TH DAY OF APRIL, 2000.

     John Hancock Variable Series Trust I

     By: /s/ Thomas J. Lee
         -----------------

     Thomas J. Lee, Vice Chairman, President and Trustee

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLWOIING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

     SIGNATURE                       DATE

     By: /s/ Raymond F. Skiba        April 5, 2000
         --------------------

     Raymond F. Skiba
     Treasurer (Principal Financial
     and Accounting Officer)

     By: /s/ Thomas J. Lee           April 5, 2000
         -----------------

     Thomas J. Lee
     Vice Chairman, President and
     Trustee (Acting Principal
     Executive Officer)

For himself and as attorney-in-fact for:

Michele G. Van Leer, Chairman

Elizabeth G. Cook, Chairman

Diane C. Kessler, Trustee

Robert Verdonck, Trustee

                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF BOSTON, AND THE COMMONWEALTH OF MASSACHUSETTS, ON THE 4TH DAY OF APRIL, 2000.

                  John Hancock Variable Series Trust I



                  By: /s/ Thomas J. Lee
                      -----------------
                  Thomas J. Lee, Vice Chairman, President and Trustee


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST- EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

                  SIGNATURE                                      DATE



                  By: /s/ Raymond F. Skiba                       April 4, 2000
                      --------------------

                  Raymond F. Skiba
                  Treasurer (Principal Financial and
                  Accounting Officer)



                  By: /s/ Thomas J. Lee                          April 4, 2000
                      -----------------

                  Thomas J. Lee
                  Vice Chairman, President and Trustee
                  (Acting Principal Executive Officer)

For himself and as attorney-in-fact for:

Michele G. Van Leer, Chairman

Elizabeth G. Cook, Trustee

Diane C. Kessler, Trustee

Robert Verdonck, Trustee